          As filed with the Securities and Exchange Commission on April 16, 2009


                                                      Registration No. 333-40161
                                                                       811-06025
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6


     Registration Statement Under the Securities Act of 1933
          Post-Effective Amendment No. 13                              [X]

     Registration Statement Under the Investment Company Act of 1940
          Amendment No. 43                                             [X]


                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                                 200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

                             -----------------------
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company

                           1095 Avenue of the Americas,
                                 New York, NY 10036

                     (Name and address of agent for service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                            Mary E. Thornton, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on May 1, 2009 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL under Variable Additional Insurance Options.

                      METROPOLITAN LIFE INSURANCE COMPANY


                              THE EQUITY OPTIONS

EQUITY ADDITIONS (ALSO KNOWN AS VARIABLE ADDITIONAL INSURANCE DIVIDEND OPTION)
     EQUITY ENRICHER (ALSO KNOWN AS VARIABLE ADDITIONAL BENEFITS RIDER)

                        SUPPLEMENT DATED MAY 1, 2009 TO
                        Prospectus Dated April 30, 1993

This supplement updates certain information contained in your last prospectus and subsequent supplements. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife, P.O. Box 543, Warwick, RI 02887-0543. New Equity Options riders are no longer available for sale.


You allocate net premiums to and may transfer cash value among the available investment divisions of the Metropolitan Life Separate Account UL. Each available investment division, in turn, invests in the shares of one of the following Portfolios:



                METROPOLITAN SERIES FUND, INC. (CLASS A SHARES)


             FI Mid Cap Opportunities   MetLife Stock Index
               Portfolio*               Portfolio

--------

*  This Portfolio is not available for Equity Additions.


The prospectuses for the Portfolios are attached to this supplement. They describe in greater detail an investment in the Portfolios listed above. Please read them and keep them for reference.

SENDING COMMUNICATIONS AND PAYMENTS TO US


You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; taking a partial withdrawal; surrendering your Policy; making transfer requests or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.


               FUNCTION                         DESIGNATED OFFICE ADDRESS
---------------------------------------------------------------------------------
Premium Payments                         MetLife P.O. Box 371351, Pittsburgh, PA
                                           15250-7351
---------------------------------------------------------------------------------
Payment Inquiries                        MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------
Surrenders, Withdrawals, Loans,          MetLife, P.O. Box 543, Warwick, R.I.
  Investment Division Transfers,           02887-0543
  Premium Reallocation
---------------------------------------------------------------------------------
Death Claims                             MetLife, P.O. Box 353, Warwick, R.I.
                                           02887-0353
---------------------------------------------------------------------------------
Beneficiary & Assignment                 MetLife, P.O. Box 313, Warwick, R.I.
                                           02887-0313
---------------------------------------------------------------------------------
Address Changes                          MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904
                                         Attn: Data Integrity
---------------------------------------------------------------------------------
Reinstatements                           MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.


THE PORTFOLIOS


MANAGEMENT OF THE PORTFOLIOS


Our affiliate, MetLife Advisers, LLC is the investment adviser who is responsible for overall management of the Metropolitan Series Fund, Inc. MetLife Advisers, LLC has contracted with sub-advisers to make day-to-day investment decisions for the Portfolios. The sub-advisers and the investment objective of each Portfolio are as follows:



            PORTFOLIO
          CLASS A SHARES                        SUB-ADVISER                       INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio       MetLife Investment Advisors Company,  Seeks to equal the performance of the
                                    LLC                                   Standard & Poor's 500(R) Composite
                                                                          Stock Price Index
----------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio  Pyramis Global Advisors, LLC          Seeks long-term growth of capital
----------------------------------------------------------------------------------------------------------------




ANNUAL PORTFOLIO OPERATING EXPENSES


The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns an Equity Option. The first table shows the lowest and highest fees and expenses charged by the Portfolio(s) offered with Equity Additions and Equity Enricher for the fiscal year ended December 31, 2008. The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2008, as a percentage of the Portfolio's average daily net assets for the year, before and after any contractual fee waivers and expense reimbursements. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the attached Fund prospectus.

LOWEST AND HIGHEST TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                                         LOWEST HIGHEST
---------------------------------------------------------------------------------------
EQUITY ADDITIONS                                                          .29%    .29%
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees and other expenses)
---------------------------------------------------------------------------------------
EQUITY ENRICHER                                                           .29%    .75%
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees and other expenses)
---------------------------------------------------------------------------------------



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



                                                            TOTAL    FEE WAIVERS   NET TOTAL
                                       MANAGEMENT  OTHER    ANNUAL   AND EXPENSE     ANNUAL
              PORTFOLIO                   FEES    EXPENSES EXPENSES REIMBURSEMENTS EXPENSES/1/
----------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio             .25%      .04%     .29%        .01%         .28%/2/
----------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio/3/     .68%      .07%     .75%        .00%         .75%
----------------------------------------------------------------------------------------------

--------
/1/ Net Total Annual Expenses do not reflect: (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the Management Fee for each class of the Portfolio to 0.243%.

/3/ This Portfolio is not available for Equity Additions.

THE FEE AND EXPENSE INFORMATION REGARDING THE PORTFOLIOS WAS PROVIDED BY THOSE PORTFOLIOS.

EQUITY OPTIONS INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES


The following replaces the second paragraph of this section:

The beneficiary can receive the death benefit in a single sum or under various income plans described in the Statement of Additional Information. You may make this choice during the insured's lifetime. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the Total Control Account (see below). If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.

Unless otherwise requested, the death proceeds may be paid to your beneficiary through an account called the Total Control Account. The Total Control Account is an interest-bearing account through which the beneficiary has complete access to the proceeds, with unlimited check writing privileges. We credit interest to the account at a rate that will not be less than a minimum guaranteed rate. You may also elect to have any surrender proceeds paid into a Total Control Account established for you.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.


CHARGES AND DEDUCTIONS YOU PAY FOR EQUITY OPTIONS


The following sentence replaces the last sentence of the first paragraph of this section.

We may also profit from our revenues from all the Equity Options charges combined, including the cost of insurance charge and the mortality and expense risk and administrative charge.


OTHER INFORMATION

An investor brochure that includes information describing the Financial Industry Regulatory Authority ("FINRA") Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change the coverage provided by the base policy or the benefit options, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISOR TO FIND OUT HOW TAXES CAN AFFECT YOUR BENEFITS AND RIGHTS UNDER YOUR POLICY.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").


In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.


Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors including the estate size.

.. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

.. You are generally not taxed on your cash value (except with respect to the DWI option) until you withdraw it or surrender your Policy. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

.. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

.. For income tax purposes, if you surrender an Equity Option for its cash value but the base policy remains in force, you will be considered to have made a partial withdrawal.

.. Amounts applied to the DWI option are treated as distributions from the Policy and interest credited on amounts applied to the DWI option is currently taxable as ordinary income.

SPLIT DOLLAR INSURANCE PLANS


The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.


.. If your Policy terminates (upon surrender, cancellation, lapse or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, canceled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.


MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract.

If your Policy is considered a modified endowment contract the following applies:

.. The death benefit will generally be income tax free to your beneficiary, as discussed above.

..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. An additional 10% income tax generally applies to the taxable portion of the amounts received before age 59 1/2, except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Equity Options. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if the Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the Portfolio may fail the diversification requirements of Section 817(h) of the Internal Revenue Code, which could have adverse tax consequences for variable Policy owners, including losing the benefit of tax deferral.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the assets in an insurance company's separate account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. The Equity Options are supported by assets held in our Separate Account. Although we believe that the owner of a Policy that purchases any Equity Options should not be treated as an owner of any assets in our Separate Account, we reserve the right to modify the Policies (including the Equity Options) to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of any assets in our Separate Account.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001.

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2007-2009, the maximum estate tax rate is 45%. The estate tax exemption is $2,000,000 for 2006-2008 and $3,500,000 in 2009.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a

United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

.. Possible taxation of cash value transfers among the options within the Policy.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

..  Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

ANNUAL REPORT

DECEMBER 31, 2008

METROPOLITAN LIFE SEPARATE ACCOUNT UL

OF

METROPOLITAN LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
Metropolitan Life Separate Account UL
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Appendix A as of December 31, 2008, and the related statements of operations and changes in net assets for each of the periods presented in the three years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2008, and the results of their operations and changes in net assets for each of the periods presented in the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
    Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MSF BlackRock Diversified Investment Division
MSF BlackRock Aggressive Growth Investment
Division
MSF MetLife Stock Index Investment Division
MSF Julius Baer International Stock Investment
Division
MSF FI Mid Cap Opportunities Investment Division
MSF T. Rowe Price Small Cap Growth Investment
Division
MSF Oppenheimer Global Equity Investment Division
MSF MFS Value Investment Division
MSF Neuberger Berman Mid Cap Value Investment
Division
MSF T. Rowe Price Large Cap Growth Investment
Division
MSF Lehman Brothers Aggregate Bond Index
Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Russell 2000 Index Investment Division
MSF Jennison Growth Investment Division
MSF BlackRock Strategic Value Investment Division
MSF MetLife Mid Cap Stock Index Investment
Division
MSF Franklin Templeton Small Cap Growth
Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF Davis Venture Value Investment Division
MSF Loomis Sayles Small Cap Investment Division
MSF BlackRock Legacy Large Cap Growth Investment
Division
MSF BlackRock Bond Income Investment Division
MSF FI Value Leaders Investment Division
MSF Harris Oakmark Focused Value Investment
Division
MSF Western Asset Management Strategic Bond
Opportunities Investment Division
MSF Western Asset Management U.S. Government
Investment Division
MSF BlackRock Money Market Investment Division
MSF MFS Total Return Investment Division
MSF MetLife Conservative Allocation Investment
Division
MSF MetLife Conservative to Moderate Allocation
Investment Division
MSF MetLife Moderate Allocation Investment
Division
MSF MetLife Moderate to Aggressive Allocation
Investment Division
MSF MetLife Aggressive Allocation Investment
Division
MSF FI Large Cap Investment Division
MSF Capital Guardian U.S. Equity Investment
Division
Janus Aspen Large Cap Growth Investment Division
Janus Aspen Balanced Investment Division
Janus Aspen Forty Investment Division
Janus Aspen International Growth Investment Division
Janus Aspen Mid Cap Value Investment Division
AIM V.I. Global Real Estate Investment Division
FTVIPT Templeton Foreign Securities Investment
Division
FTVIPT Mutual Discovery Securities Investment
Division
AllianceBernstein Global Technology Investment
Division
Fidelity VIP Contrafund Investment Division
Fidelity VIP Asset Manager: Growth Investment
Division
Fidelity VIP Investment Grade Bond Investment
Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Mid Cap Investment Division
Fidelity VIP Freedom 2010 Investment Division
Fidelity VIP Freedom 2020 Investment Division
Fidelity VIP Freedom 2030 Investment Division
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization
Investment Division
American Funds Bond Investment Division
American Funds International Investment Division
American Funds U.S. Government/AAA Rated
Securities Investment Division
MIST T. Rowe Price Mid Cap Growth Investment
Division
MIST MFS Research International Investment
Division
MIST PIMCO Total Return Investment Division
MIST RCM Technology Investment Division
MIST Lord Abbett Bond Debenture Investment
Division
MIST Lazard Mid Cap Investment Division
MIST Met/AIM Small Cap Growth Investment
Division
MIST Harris Oakmark International Investment
Division
MIST Legg Mason Partners Aggressive Growth
Investment Division
MIST Lord Abbett Growth and Income Investment
Division
MIST Clarion Global Real Estate Investment Division

MIST Van Kampen Mid Cap Growth Investment
Division
MIST Lord Abbett Mid Cap Value Investment Division
MIST Third Avenue Small Cap Value Investment
Division
MIST Oppenheimer Capital Appreciation Investment
Division
MIST Legg Mason Value Equity Investment Division
MIST SSgA Growth ETF Investment Division
MIST SSgA Growth and Income ETF Investment
Division
MIST PIMCO Inflation Protected Bond Investment
Division
MIST BlackRock Large Cap Core Investment Division
MIST Janus Forty Investment Division
MIST Dreman Small Cap Value Investment Division
MIST American Funds Balanced Allocation
Investment Division
MIST American Funds Growth Allocation Investment
Division
MIST American Funds Moderate Allocation
Investment Division
MIST Met/Franklin Income Investment Division
MIST Met/Franklin Mutual Shares Investment
Division
MIST Met/Franklin Templeton Founding Strategy
Investment Division
MIST Met/Templeton Growth Investment Division
American Century VP Vista Investment Division
Delaware VIP Small Cap Value Investment Division
Dreyfus VIF International Value Investment Division
Goldman Sachs Mid Cap Value Investment Division
Goldman Sachs Structured Small Cap Equity
Investment Division
MFS High Income Investment Division
MFS Global Equity Investment Division
MFS New Discovery Investment Division
MFS Value Investment Division
Van Kampen LIT Government Investment Division
Wells Fargo VT Total Return Bond Investment
Division
Wells Fargo VT Money Market Investment Division
Pioneer VCT Emerging Markets Investment Division

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                   MSF BLACKROCK       MSF BLACKROCK         MSF METLIFE     MSF JULIUS BAER
                                     DIVERSIFIED   AGGRESSIVE GROWTH         STOCK INDEX INTERNATIONAL STOCK
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value        $ 235,599,172       $ 134,201,773       $ 473,152,989        $ 38,975,745
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                   117,139              75,600                 339              18,583
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                  235,716,311         134,277,373         473,153,328          38,994,328
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                       330                 336             542,399                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                     330                 336             542,399                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                         $ 235,715,981       $ 134,277,037       $ 472,610,929        $ 38,994,328
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                                                                MSF
     MSF FI MID CAP   MSF T. ROWE PRICE     MSF OPPENHEIMER                        NEUBERGER BERMAN   MSF T. ROWE PRICE
      OPPORTUNITIES    SMALL CAP GROWTH       GLOBAL EQUITY       MSF MFS VALUE       MID CAP VALUE    LARGE CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 124,818,649        $ 52,278,168        $ 29,637,004        $ 41,020,778        $ 44,057,085        $ 30,701,963
                 --                  --                  --                  --                  --                  --
             20,051              15,276               8,060              83,020               8,659               1,134
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        124,838,700          52,293,444          29,645,064          41,103,798          44,065,744          30,703,097
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --              79,647                  --                  --
                 --               2,227                 380              11,239                  --                 522
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --               2,227                 380              90,886                  --                 522
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
      $ 124,838,700        $ 52,291,217        $ 29,644,684        $ 41,012,912        $ 44,065,744        $ 30,702,575
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                              MSF
                                  LEHMAN BROTHERS  MSF MORGAN STANLEY         MSF RUSSELL        MSF JENNISON
                             AGGREGATE BOND INDEX          EAFE INDEX          2000 INDEX              GROWTH
                              INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             -------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 96,521,089        $ 44,990,052        $ 37,443,817         $ 9,813,272
  Other receivables                            --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                      3,670               2,348               2,553                 609
                             -------------------- ------------------- ------------------- -------------------
       Total Assets                    96,524,759          44,992,400          37,446,370           9,813,881
                             -------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                               --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                         21                 980                  --                 112
                             -------------------- ------------------- ------------------- -------------------
       Total Liabilities                       21                 980                  --                 112
                             -------------------- ------------------- ------------------- -------------------
NET ASSETS                           $ 96,524,738        $ 44,991,420        $ 37,446,370         $ 9,813,769
                             ==================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        MSF
      MSF BLACKROCK         MSF METLIFE  FRANKLIN TEMPLETON       MSF BLACKROCK           MSF DAVIS          MSF LOOMIS
    STRATEGIC VALUE MID CAP STOCK INDEX    SMALL CAP GROWTH     LARGE CAP VALUE       VENTURE VALUE    SAYLES SMALL CAP
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 59,704,272        $ 40,730,368         $ 4,206,512         $ 9,569,788        $ 37,998,335        $ 11,033,290
                 --                  --                  --                  --                  --                  --
              5,376               2,944                 416               1,584               3,427                 969
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         59,709,648          40,733,312           4,206,928           9,571,372          38,001,762          11,034,259
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
              3,429                 177                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              3,429                 177                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 59,706,219        $ 40,733,135         $ 4,206,928         $ 9,571,372        $ 38,001,762        $ 11,034,259
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                   MSF BLACKROCK
                                LEGACY LARGE CAP       MSF BLACKROCK              MSF FI  MSF HARRIS OAKMARK
                                          GROWTH         BOND INCOME       VALUE LEADERS       FOCUSED VALUE
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value          $ 3,785,820        $ 81,956,350         $ 4,224,840        $ 29,972,618
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                     1,068              29,000                 598               2,998
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                    3,786,888          81,985,350           4,225,438          29,975,616
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  --                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                           $ 3,786,888        $ 81,985,350         $ 4,225,438        $ 29,975,616
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

        MSF WESTERN
   ASSET MANAGEMENT         MSF WESTERN                                                 MSF METLIFE         MSF METLIFE
     STRATEGIC BOND    ASSET MANAGEMENT       MSF BLACKROCK             MSF MFS        CONSERVATIVE     CONSERVATIVE TO
      OPPORTUNITIES     U.S. GOVERNMENT        MONEY MARKET        TOTAL RETURN          ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 15,462,835        $ 15,635,177        $ 63,275,886         $ 4,860,832         $ 1,349,993         $ 3,217,859
                 --                  --                  --                  --                  --                  --
              1,627               1,704                  --                 739                 137                 618
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         15,464,462          15,636,881          63,275,886           4,861,571           1,350,130           3,218,477
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 --                  --              10,872                  34                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --              10,872                  34                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 15,464,462        $ 15,636,881        $ 63,265,014         $ 4,861,537         $ 1,350,130         $ 3,218,477
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                           MSF METLIFE
                                     MSF METLIFE           MODERATE TO           MSF METLIFE
                             MODERATE ALLOCATION AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION    MSF FI LARGE CAP
                             INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- --------------------- --------------------- -------------------
ASSETS:
  Investments at fair value         $ 18,527,794          $ 33,868,379           $ 6,897,589           $ 333,633
  Other receivables                           --                    --                    --                  --
  Due from Metropolitan Life
     Insurance Company                     7,315                 3,568                   900                  52
                             ------------------- --------------------- --------------------- -------------------
       Total Assets                   18,535,109            33,871,947             6,898,489             333,685
                             ------------------- --------------------- --------------------- -------------------
LIABILITIES:
  Other payables                              --                    --                    --                  --
  Due to Metropolitan Life
     Insurance Company                        --                     3                   790                  --
                             ------------------- --------------------- --------------------- -------------------
       Total Liabilities                      --                     3                   790                  --
                             ------------------- --------------------- --------------------- -------------------
NET ASSETS                          $ 18,535,109          $ 33,871,944           $ 6,897,699           $ 333,685
                             =================== ===================== ===================== ===================

The accompanying notes are an integral part of these financial statements.

         MSF CAPITAL         JANUS ASPEN                                                   JANUS ASPEN         JANUS ASPEN
GUARDIAN U.S. EQUITY    LARGE CAP GROWTH JANUS ASPEN BALANCED   JANUS ASPEN FORTY INTERNATIONAL GROWTH       MID CAP VALUE
 INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- -------------------- ------------------- -------------------- -------------------
           $ 232,738         $ 4,638,709            $ 246,414           $ 475,298             $ 25,985           $ 150,388
                  --                  --                   --                  --                   --                  --
                  --                 164                   --                  --                   --                  --
-------------------- ------------------- -------------------- ------------------- -------------------- -------------------
             232,738           4,638,873              246,414             475,298               25,985             150,388
-------------------- ------------------- -------------------- ------------------- -------------------- -------------------
                  --                  --                   --                  --                   --                  --
               2,875                  --                    5                   3                    1                   1
-------------------- ------------------- -------------------- ------------------- -------------------- -------------------
               2,875                  --                    5                   3                    1                   1
-------------------- ------------------- -------------------- ------------------- -------------------- -------------------
           $ 229,863         $ 4,638,873            $ 246,409           $ 475,295             $ 25,984           $ 150,387
==================== =================== ==================== =================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                 AIM V.I. GLOBAL    FTVIPT TEMPLETON        FTVIPT MUTUAL   ALLIANCEBERNSTEIN
                                     REAL ESTATE  FOREIGN SECURITIES DISCOVERY SECURITIES   GLOBAL TECHNOLOGY
                             INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- -------------------- -------------------
ASSETS:
  Investments at fair value          $ 1,443,912         $ 5,855,420          $ 1,835,515            $ 49,417
  Other receivables                           --                  --                   --                  --
  Due from Metropolitan Life
     Insurance Company                    11,174                 752                    6                  31
                             ------------------- ------------------- -------------------- -------------------
       Total Assets                    1,455,086           5,856,172            1,835,521              49,448
                             ------------------- ------------------- -------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                   --                  --
  Due to Metropolitan Life
     Insurance Company                         1                   4                    3                   1
                             ------------------- ------------------- -------------------- -------------------
       Total Liabilities                       1                   4                    3                   1
                             ------------------- ------------------- -------------------- -------------------
NET ASSETS                           $ 1,455,085         $ 5,856,168          $ 1,835,518            $ 49,447
                             =================== =================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

                                               FIDELITY VIP
       FIDELITY VIP  FIDELITY VIP ASSET          INVESTMENT        FIDELITY VIP                             FIDELITY VIP
         CONTRAFUND     MANAGER: GROWTH          GRADE BOND       EQUITY-INCOME FIDELITY VIP MID CAP        FREEDOM 2010
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
        $ 1,921,571           $ 908,728            $ 43,701           $ 576,902             $ 31,826            $ 23,570
                 --                  --                  --                  --                   --                  --
              5,759                 140                  --                 899                   --                  --
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
          1,927,330             908,868              43,701             577,801               31,826              23,570
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
                 --                  --                  --                  --                   --                  --
                 --                   1                  --                  --                    1                   1
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
                 --                   1                  --                  --                    1                   1
------------------- ------------------- ------------------- ------------------- -------------------- -------------------
        $ 1,927,330           $ 908,867            $ 43,701           $ 577,801             $ 31,825            $ 23,569
=================== =================== =================== =================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                    FIDELITY VIP        FIDELITY VIP      AMERICAN FUNDS      AMERICAN FUNDS
                                    FREEDOM 2020        FREEDOM 2030              GROWTH       GROWTH-INCOME
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value             $ 37,723            $ 21,388        $ 76,506,651        $ 49,605,461
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --               8,641               5,207
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                       37,723              21,388          76,515,292          49,610,668
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                         2                   1                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       2                   1                  --                  --
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                              $ 37,721            $ 21,387        $ 76,515,292        $ 49,610,668
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

     AMERICAN FUNDS                                              AMERICAN FUNDS
       GLOBAL SMALL      AMERICAN FUNDS      AMERICAN FUNDS U.S. GOVERNMENT/AAA  MIST T. ROWE PRICE   MIST MFS RESEARCH
     CAPITALIZATION                BOND       INTERNATIONAL    RATED SECURITIES      MID CAP GROWTH       INTERNATIONAL
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 33,875,785         $ 3,142,526            $ 44,135            $ 34,884        $ 11,161,541         $ 9,812,884
                 --                  --                  --                  --                  --                  --
              4,965                 602                  --                  --               1,176               1,682
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
         33,880,750           3,143,128              44,135              34,884          11,162,717           9,814,566
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 --                  --                   1                   1                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                   1                   1                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       $ 33,880,750         $ 3,143,128            $ 44,134            $ 34,883        $ 11,162,717         $ 9,814,566
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      MIST PIMCO            MIST RCM    MIST LORD ABBETT         MIST LAZARD
                                    TOTAL RETURN          TECHNOLOGY      BOND DEBENTURE             MID CAP
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value         $ 34,037,242         $ 7,120,609        $ 17,544,693         $ 3,422,612
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                     3,817                 887               3,985                 473
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                   34,041,059           7,121,496          17,548,678           3,423,085
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                        --                  --                  --                 445
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                      --                  --                  --                 445
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                          $ 34,041,059         $ 7,121,496        $ 17,548,678         $ 3,422,640
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                   MIST           MIST LEGG
       MIST MET/AIM      HARRIS OAKMARK      MASON PARTNERS    MIST LORD ABBETT        MIST CLARION     MIST VAN KAMPEN
   SMALL CAP GROWTH       INTERNATIONAL   AGGRESSIVE GROWTH   GROWTH AND INCOME  GLOBAL REAL ESTATE      MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 2,187,010        $ 15,842,545         $ 4,956,541         $ 4,238,179        $ 12,523,890            $ 16,602
                 --                  --                  --                  --                  --                  --
                247               2,125                 286                  --               1,569                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          2,187,257          15,844,670           4,956,827           4,238,179          12,525,459              16,602
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 --                  --                  --               2,368                   4                   2
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --               2,368                   4                   2
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
        $ 2,187,257        $ 15,844,670         $ 4,956,827         $ 4,235,811        $ 12,525,455            $ 16,600
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                MIST LORD ABBETT   MIST THIRD AVENUE     MIST OPPENHEIMER     MIST LEGG MASON
                                   MID CAP VALUE     SMALL CAP VALUE CAPITAL APPRECIATION        VALUE EQUITY
                             INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- -------------------- -------------------
ASSETS:
  Investments at fair value             $ 91,852           $ 243,863            $ 841,227         $ 2,789,122
  Other receivables                           --                  --                   --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                   70                  87
                             ------------------- ------------------- -------------------- -------------------
       Total Assets                       91,852             243,863              841,297           2,789,209
                             ------------------- ------------------- -------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                   --                  --
  Due to Metropolitan Life
     Insurance Company                         1                  32                   --                 856
                             ------------------- ------------------- -------------------- -------------------
       Total Liabilities                       1                  32                   --                 856
                             ------------------- ------------------- -------------------- -------------------
NET ASSETS                              $ 91,851           $ 243,831            $ 841,297         $ 2,788,353
                             =================== =================== ==================== ===================

The accompanying notes are an integral part of these financial statements.

                                                       MIST
          MIST SSGA    MIST SSGA GROWTH     PIMCO INFLATION      MIST BLACKROCK                             MIST DREMAN
         GROWTH ETF      AND INCOME ETF      PROTECTED BOND      LARGE CAP CORE    MIST JANUS FORTY     SMALL CAP VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 457,271           $ 336,407         $ 5,522,186       $ 258,680,315         $ 6,914,473               $ 119
                 --                  --                  --                  --                  --                  --
                 60                  42                 980             118,964                 920                   1
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            457,331             336,449           5,523,166         258,799,279           6,915,393                 120
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
          $ 457,331           $ 336,449         $ 5,523,166       $ 258,799,279         $ 6,915,393               $ 120
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                             MIST AMERICAN FUNDS MIST AMERICAN FUNDS MIST AMERICAN FUNDS   MIST MET/FRANKLIN
                             BALANCED ALLOCATION   GROWTH ALLOCATION MODERATE ALLOCATION              INCOME
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value             $ 10,107            $ 15,747             $ 4,607            $ 19,461
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ---- -------------- ---- -------------- ---- -------------- -------------------
       Total Assets                       10,107              15,747               4,607              19,461
                             ---- -------------- ---- -------------- ---- -------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                        --                  --                  --                  --
                             ---- -------------- ---- -------------- ---- -------------- -------------------
       Total Liabilities                      --                  --                  --                  --
                             ---- -------------- ---- -------------- ---- -------------- -------------------
NET ASSETS                              $ 10,107            $ 15,747             $ 4,607            $ 19,461
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                      MIST MET/FRANKLIN
  MIST MET/FRANKLIN  TEMPLETON FOUNDING  MIST MET/TEMPLETON            AMERICAN        DELAWARE VIP         DREYFUS VIF
       MUTUAL SHARE            STRATEGY              GROWTH    CENTURY VP VISTA     SMALL CAP VALUE INTERNATIONAL VALUE
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            $ 8,065            $ 10,682             $ 3,188            $ 79,195           $ 634,831           $ 342,619
                 --                  --                  --                  --                  --                  --
                 --                  --                  --                 885                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              8,065              10,682               3,188              80,080             634,831             342,619
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                  1                   1                  --                 887                 526               1,059
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  1                   1                  --                 887                 526               1,059
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            $ 8,064            $ 10,681             $ 3,188            $ 79,193           $ 634,305           $ 341,560
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                                       GOLDMAN SACHS
                                   GOLDMAN SACHS          STRUCTURED
                                   MID CAP VALUE    SMALL CAP EQUITY     MFS HIGH INCOME   MFS GLOBAL EQUITY
                             INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                             ------------------- ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 911,638            $ 49,175             $ 6,327            $ 58,173
  Other receivables                           --                  --                  --                  --
  Due from Metropolitan Life
     Insurance Company                     2,171                 222                  --                  --
                             ------------------- ------------------- ------------------- -------------------
       Total Assets                      913,809              49,397               6,327              58,173
                             ------------------- ------------------- ------------------- -------------------
LIABILITIES:
  Other payables                              --                  --                  --                  --
  Due to Metropolitan Life
     Insurance Company                         1                   1               3,216                  14
                             ------------------- ------------------- ------------------- -------------------
       Total Liabilities                       1                   1               3,216                  14
                             ------------------- ------------------- ------------------- -------------------
NET ASSETS                             $ 913,808            $ 49,396             $ 3,111            $ 58,159
                             =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

                                             VAN KAMPEN LIT      WELLS FARGO VT      WELLS FARGO VT         PIONEER VCT
  MFS NEW DISCOVERY           MFS VALUE          GOVERNMENT   TOTAL RETURN BOND        MONEY MARKET    EMERGING MARKETS
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            $ 1,944            $ 63,316            $ 31,527           $ 183,655         $ 2,089,157           $ 153,859
                 --                  --                  --                  --                  --                  --
                 --                  19                  --                  23                 245                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
              1,944              63,335              31,527             183,678           2,089,402             153,859
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                 --                  --                  --                  --                  --                  --
                  2                   1                   1                   4                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
                  2                   1                   1                   4                  --                  --
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            $ 1,942            $ 63,334            $ 31,526           $ 183,674         $ 2,089,402           $ 153,859
=================== =================== =================== =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                       MSF BLACKROCK DIVERSIFIED
                                                                                             INVESTMENT DIVISION
                                                         ---------------- ------------------------- ------------
                                                                  2008                         2007         2006
                                                         ---------------- ------------------------- ------------
INVESTMENT INCOME:
      Dividends                                            $ 8,110,111                  $ 8,526,571  $ 7,880,854
                                                         ---------------- ------------------------- ------------
EXPENSES:
      Mortality and expense risk charges                     2,489,583                    2,933,494    2,787,484
                                                         ---------------- ------------------------- ------------
        Total expenses                                       2,489,583                    2,933,494    2,787,484
                                                         ---------------- ------------------------- ------------
           Net investment income (loss)                      5,620,528                    5,593,077    5,093,370
                                                         ---------------- ------------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            3,156,956                           --           --
      Realized gains (losses) on sale of investments        (1,882,360)                   3,011,483    2,697,730
                                                         ---------------- ------------------------- ------------
           Net realized gains (losses)                       1,274,596                    3,011,483    2,697,730
                                                         ---------------- ------------------------- ------------
      Change in unrealized gains (losses) on investments   (90,018,067)                   7,614,036   21,697,213
                                                         ---------------- ------------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (88,743,471)                  10,625,519   24,394,943
                                                         ---------------- ------------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (83,122,943)                $ 16,218,596 $ 29,488,313
                                                         ================ ========================= ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                           MSF BLACKROCK AGGRESSIVE GROWTH                                  MSF METLIFE STOCK INDEX
                                       INVESTMENT DIVISION                                      INVESTMENT DIVISION
----------------------------------------------------------   ------------------------------------------------------
           2008                  2007              2006                2008                     2007         2006
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
$           --           $         --      $         --        $ 12,272,736                $ 7,661,035 $ 12,777,493
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
     1,837,501              2,172,462         1,968,385           5,062,149                  6,053,181    5,268,088
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
     1,837,501              2,172,462         1,968,385           5,062,149                  6,053,181    5,268,088
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
    (1,837,501)            (2,172,462)       (1,968,385)          7,210,587                  1,607,854    7,509,405
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
            --                     --                --          26,321,788                 14,892,115   21,804,470
       740,184              1,382,763        (1,521,325)         (1,738,927)                 7,438,301    6,189,767
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
       740,184              1,382,763        (1,521,325)         24,582,861                 22,330,416   27,994,237
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
  (115,833,611)            44,452,957        16,167,405        (312,125,621)                 7,171,409   53,741,400
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
  (115,093,427)            45,835,720        14,646,080        (287,542,760)                29,501,825   81,735,637
----------------- ---------------------- -----------------   ----------------- ----------------------- ------------
$ (116,930,928)          $ 43,663,258      $ 12,677,695      $ (280,332,173)              $ 31,109,679 $ 89,245,042
================= ====================== =================   ================= ======================= ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                        MSF JULIUS BAER INTERNATIONAL STOCK
                                                                                        INVESTMENT DIVISION
                                                         --------------------------------------------------
                                                                  2008                   2007          2006
                                                         ---------------- ------------------- -------------
INVESTMENT INCOME:
      Dividends                                            $ 1,797,231              $ 757,552     $ 881,159
                                                         ---------------- ------------------- -------------
EXPENSES:
      Mortality and expense risk charges                       477,710                610,034       530,605
                                                         ---------------- ------------------- -------------
        Total expenses                                         477,710                610,034       530,605
                                                         ---------------- ------------------- -------------
           Net investment income (loss)                      1,319,521                147,518       350,554
                                                         ---------------- ------------------- -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            6,924,494              3,680,153            --
      Realized gains (losses) on sale of investments          (470,754)             1,481,666       832,502
                                                         ---------------- ------------------- -------------
           Net realized gains (losses)                       6,453,740              5,161,819       832,502
                                                         ---------------- ------------------- -------------
      Change in unrealized gains (losses) on investments   (39,671,178)             1,044,733     7,805,567
                                                         ---------------- ------------------- -------------
      Net realized and unrealized gains (losses)
        on investments                                     (33,217,438)             6,206,552     8,638,069
                                                         ---------------- ------------------- -------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (31,897,917)           $ 6,354,070   $ 8,988,623
                                                         ================ =================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                              MSF FI MID CAP OPPORTUNITIES                       MSF T. ROWE PRICE SMALL CAP GROWTH
                                       INVESTMENT DIVISION                                      INVESTMENT DIVISION
---------------------------------------------------------- --------------------------------------------------------
          2008                   2007              2006             2008                   2007             2006
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
     $ 914,818              $ 384,517          $ 14,072             $ --                   $ --             $ --
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
     1,894,554              2,541,446         2,242,728          578,209                695,384          661,143
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
     1,894,554              2,541,446         2,242,728          578,209                695,384          661,143
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
      (979,736)            (2,156,929)       (2,228,656)        (578,209)              (695,384)        (661,143)
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
            --                     --                --       14,302,639                     --               --
    (1,134,327)            (3,610,711)       (4,482,428)        (118,445)             1,678,195          842,686
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
    (1,134,327)            (3,610,711)       (4,482,428)      14,184,194              1,678,195          842,686
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
  (152,860,483)            25,889,645        33,489,573      (44,529,670)             6,321,798        2,138,730
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
  (153,994,810)            22,278,934        29,007,145      (30,345,476)             7,999,993        2,981,416
----------------- ---------------------- ----------------- ---------------- ---------------------- ----------------
$ (154,974,546)          $ 20,122,005      $ 26,778,489    $ (30,923,685)           $ 7,304,609      $ 2,320,273
================= ====================== ================= ================ ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                              MSF OPPENHEIMER GLOBAL EQUITY
                                                                                        INVESTMENT DIVISION
                                                         --------------------------------------------------
                                                                  2008                   2007          2006
                                                         ---------------- ------------------- -------------
INVESTMENT INCOME:
      Dividends                                              $ 913,382              $ 569,763   $ 1,114,393
                                                         ---------------- ------------------- -------------
EXPENSES:
      Mortality and expense risk charges                       333,397                418,432       361,328
                                                         ---------------- ------------------- -------------
        Total expenses                                         333,397                418,432       361,328
                                                         ---------------- ------------------- -------------
           Net investment income (loss)                        579,985                151,331       753,065
                                                         ---------------- ------------------- -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            1,578,466                743,295       861,246
      Realized gains (losses) on sale of investments           228,413                716,979       571,820
                                                         ---------------- ------------------- -------------
           Net realized gains (losses)                       1,806,879              1,460,274     1,433,066
                                                         ---------------- ------------------- -------------
      Change in unrealized gains (losses) on investments   (23,254,667)             1,125,527     4,443,736
                                                         ---------------- ------------------- -------------
      Net realized and unrealized gains (losses)
        on investments                                     (21,447,788)             2,585,801     5,876,802
                                                         ---------------- ------------------- -------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (20,867,803)           $ 2,737,132   $ 6,629,867
                                                         ================ =================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                         MSF MFS VALUE                       MSF NEUBERGER BERMAN MID CAP VALUE
                                   INVESTMENT DIVISION                                      INVESTMENT DIVISION
------------------------------------------------------ --------------------------------------------------------
         2008                   2007           2006             2008                   2007             2006
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
    $ 994,357              $ 515,161      $ 447,049        $ 575,882              $ 454,135        $ 340,446
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
      433,021                543,267        478,172          576,904                715,283          602,710
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
      433,021                543,267        478,172          576,904                715,283          602,710
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
      561,336                (28,106)       (31,123)          (1,022)              (261,148)        (262,264)
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
   11,141,028              1,800,935             --          827,106              2,444,204        6,150,111
   (6,522,665)             1,197,838        835,096         (361,462)             1,469,284          895,063
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
    4,618,363              2,998,773        835,096          465,644              3,913,488        7,045,174
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
  (26,124,726)            (5,878,800)     8,574,081      (39,787,375)            (1,796,392)         382,304
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
  (21,506,363)            (2,880,027)     9,409,177      (39,321,731)             2,117,096        7,427,478
---------------- ---------------------- -------------- ---------------- ---------------------- ----------------
$ (20,945,027)          $ (2,908,133)   $ 9,378,054    $ (39,322,753)           $ 1,855,948      $ 7,165,214
================ ====================== ============== ================ ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                               MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                              INVESTMENT DIVISION
                                                         --------------------------------------------------------
                                                                  2008                   2007             2006
                                                         ---------------- ---------------------- ----------------
INVESTMENT INCOME:
      Dividends                                              $ 256,837              $ 236,325        $ 147,322
                                                         ---------------- ---------------------- ----------------
EXPENSES:
      Mortality and expense risk charges                       353,556                435,556          370,484
                                                         ---------------- ---------------------- ----------------
        Total expenses                                         353,556                435,556          370,484
                                                         ---------------- ---------------------- ----------------
           Net investment income (loss)                        (96,719)              (199,231)        (223,162)
                                                         ---------------- ---------------------- ----------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            2,456,006                469,367            2,175
      Realized gains (losses) on sale of investments           109,779              1,613,290          505,143
                                                         ---------------- ---------------------- ----------------
           Net realized gains (losses)                       2,565,785              2,082,657          507,318
                                                         ---------------- ---------------------- ----------------
      Change in unrealized gains (losses) on investments   (24,832,884)             2,367,516        5,044,250
                                                         ---------------- ---------------------- ----------------
      Net realized and unrealized gains (losses)
        on investments                                     (22,267,099)             4,450,173        5,551,568
                                                         ---------------- ---------------------- ----------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (22,363,818)           $ 4,250,942      $ 5,328,406
                                                         ================ ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

             MSF LEHMAN BROTHERS AGGREGATE BOND INDEX                       MSF MORGAN STANLEY EAFE INDEX
                                  INVESTMENT DIVISION                                 INVESTMENT DIVISION
----------------------------------------------------- ---------------------------------------------------
       2008                2007               2006             2008                   2007           2006
----------- ------------------- --------------------- ---------------- ------------------- --------------
$ 4,492,337         $ 4,412,510        $ 3,647,493      $ 1,719,052            $ 1,286,968      $ 843,327
----------- ------------------- --------------------- ---------------- ------------------- --------------
    746,783             729,528            616,266          488,801                561,411        419,647
----------- ------------------- --------------------- ---------------- ------------------- --------------
    746,783             729,528            616,266          488,801                561,411        419,647
----------- ------------------- --------------------- ---------------- ------------------- --------------
  3,745,554           3,682,982          3,031,227        1,230,251                725,557        423,680
----------- ------------------- --------------------- ---------------- ------------------- --------------
         --                  --                 --        2,375,115                686,383             --
    578,961             192,840            (57,852)         523,799              1,572,951        984,685
----------- ------------------- --------------------- ---------------- ------------------- --------------
    578,961             192,840            (57,852)       2,898,914              2,259,334        984,685
----------- ------------------- --------------------- ---------------- ------------------- --------------
    873,489           2,133,669            (71,436)     (35,342,222)             2,980,876      9,577,488
----------- ------------------- --------------------- ---------------- ------------------- --------------
  1,452,450           2,326,509           (129,288)     (32,443,308)             5,240,210     10,562,173
----------- ------------------- --------------------- ---------------- ------------------- --------------
$ 5,198,004         $ 6,009,491        $ 2,901,939    $ (31,213,057)           $ 5,965,767   $ 10,985,853
=========== =================== ===================== ================ =================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                            MSF RUSSELL 2000 INDEX
                                                                                               INVESTMENT DIVISION
                                                         ---------------------------------------------------------
                                                                  2008                      2007           2006
                                                         ---------------- ------------------------- --------------
INVESTMENT INCOME:
      Dividends                                              $ 619,536                 $ 526,533      $ 397,966
                                                         ---------------- ------------------------- --------------
EXPENSES:
      Mortality and expense risk charges                       395,877                   476,230        402,879
                                                         ---------------- ------------------------- --------------
        Total expenses                                         395,877                   476,230        402,879
                                                         ---------------- ------------------------- --------------
           Net investment income (loss)                        223,659                    50,303         (4,913)
                                                         ---------------- ------------------------- --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            2,430,488                 4,308,974      1,842,549
      Realized gains (losses) on sale of investments          (448,303)                1,194,459        793,645
                                                         ---------------- ------------------------- --------------
           Net realized gains (losses)                       1,982,185                 5,503,433      2,636,194
                                                         ---------------- ------------------------- --------------
      Change in unrealized gains (losses) on investments   (21,357,274)               (6,890,836)     5,025,107
                                                         ---------------- ------------------------- --------------
      Net realized and unrealized gains (losses)
        on investments                                     (19,375,089)               (1,387,403)     7,661,301
                                                         ---------------- ------------------------- --------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (19,151,430)             $ (1,337,100)   $ 7,656,388
                                                         ================ ========================= ==============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                MSF JENNISON GROWTH                             MSF BLACKROCK STRATEGIC VALUE
                                INVESTMENT DIVISION                                       INVESTMENT DIVISION
--------------------------------------------------- ---------------------------------------------------------
        2008                   2007         2006             2008                   2007              2006
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
   $ 321,658               $ 62,722         $ --        $ 450,385              $ 321,242         $ 298,959
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
     112,222                127,403      113,119          713,800                923,234           828,876
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
     112,222                127,403      113,119          713,800                923,234           828,876
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
     209,436                (64,681)    (113,119)        (263,415)              (601,992)         (529,917)
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
   1,109,205                525,988       11,909        8,172,204             12,338,055        17,677,150
      (8,418)               217,837      116,022       (2,015,489)               644,889         1,173,096
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
   1,100,787                743,825      127,931        6,156,715             12,982,944        18,850,246
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
  (7,064,823)               832,560      269,709      (44,228,185)           (16,875,056)       (4,073,024)
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
  (5,964,036)             1,576,385      397,640      (38,071,470)            (3,892,112)       14,777,222
--------------- ---------------------- ------------ ---------------- ---------------------- -----------------
$ (5,754,600)           $ 1,511,704    $ 284,521    $ (38,334,885)          $ (4,494,104)     $ 14,247,305
=============== ====================== ============ ================ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                              MSF METLIFE MID CAP STOCK INDEX
                                                                                          INVESTMENT DIVISION
                                                         ----------------------------------------------------
                                                                  2008                   2007            2006
                                                         ---------------- ---------------------- ------------
INVESTMENT INCOME:
      Dividends                                              $ 771,366              $ 463,568       $ 617,181
                                                         ---------------- ---------------------- ------------
EXPENSES:
      Mortality and expense risk charges                       446,840                517,186         431,166
                                                         ---------------- ---------------------- ------------
        Total expenses                                         446,840                517,186         431,166
                                                         ---------------- ---------------------- ------------
           Net investment income (loss)                        324,526                (53,618)        186,015
                                                         ---------------- ---------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            5,083,631              2,483,952       3,502,918
      Realized gains (losses) on sale of investments          (306,285)             1,219,996         660,796
                                                         ---------------- ---------------------- ------------
           Net realized gains (losses)                       4,777,346              3,703,948       4,163,714
                                                         ---------------- ---------------------- ------------
      Change in unrealized gains (losses) on investments   (28,232,883)               158,945         201,865
                                                         ---------------- ---------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (23,455,537)             3,862,893       4,365,579
                                                         ---------------- ---------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (23,131,011)           $ 3,809,275      $4,551,594
                                                         ================ ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

               MSF FRANKLIN TEMPLETON SMALL CAP GROWTH                       MSF BLACKROCK LARGE CAP VALUE
                                   INVESTMENT DIVISION                                 INVESTMENT DIVISION
------------------------------------------------------ --------------- ---------------------- ------------
        2008                   2007            2006            2008                   2007            2006
--------------- ---------------------- --------------- --------------- ---------------------- ------------
        $ --                   $ --            $ --        $ 93,435              $ 112,942        $ 79,434
--------------- ---------------------- --------------- --------------- ---------------------- ------------
      48,690                 60,634          50,288          96,194                 99,096          57,120
---- ---------- ---------------------- --------------- --------------- ---------------------- ------------
      48,690                 60,634          50,288          96,194                 99,096          57,120
---- ---------- ---------------------- --------------- --------------- ---------------------- ------------
     (48,690)               (60,634)        (50,288)         (2,759)                13,846          22,314
--------------- ---------------------- --------------- --------------- ---------------------- ------------
     589,617                476,487         286,106         181,207                429,497         389,137
    (127,526)               249,458         136,411        (190,470)               332,037         121,354
--------------- ---------------------- --------------- --------------- ---------------------- ------------
     462,091                725,945         422,517          (9,263)               761,534         510,491
--------------- ---------------------- --------------- --------------- ---------------------- ------------
  (3,371,627)              (436,173)        106,882      (4,899,187)              (536,165)        656,059
--------------- ---------------------- --------------- --------------- ---------------------- ------------
  (2,909,536)               289,772         529,399      (4,908,450)               225,369       1,166,550
--------------- ---------------------- --------------- --------------- ---------------------- ------------
$ (2,958,226)             $ 229,138        $479,111    $ (4,911,209)             $ 239,215      $1,188,864
=============== ====================== =============== =============== ====================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                         MSF DAVIS VENTURE VALUE
                                                                                             INVESTMENT DIVISION
                                                         -------------------------------------------------------
                                                                  2008                       2007           2006
                                                         ---------------- -------------------------- -----------
INVESTMENT INCOME:
      Dividends                                              $ 686,382                  $ 429,495      $ 403,990
                                                         ---------------- -------------------------- -----------
EXPENSES:
      Mortality and expense risk charges                       433,758                    478,766        384,612
                                                         ---------------- -------------------------- -----------
        Total expenses                                         433,758                    478,766        384,612
                                                         ---------------- -------------------------- -----------
           Net investment income (loss)                        252,624                    (49,271)        19,378
                                                         ---------------- -------------------------- -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                              285,719                         --             --
      Realized gains (losses) on sale of investments            (1,167)                   581,875      2,307,728
                                                         ---------------- -------------------------- -----------
           Net realized gains (losses)                         284,552                    581,875      2,307,728
                                                         ---------------- -------------------------- -----------
      Change in unrealized gains (losses) on investments   (24,908,606)                 1,282,046      3,652,646
                                                         ---------------- -------------------------- -----------
      Net realized and unrealized gains (losses)
        on investments                                     (24,624,054)                 1,863,921      5,960,374
                                                         ---------------- -------------------------- -----------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (24,371,430)               $ 1,814,650    $ 5,979,752
                                                         ================ ========================== ===========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                           MSF LOOMIS SAYLES SMALL CAP                   MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                   INVESTMENT DIVISION                                     INVESTMENT DIVISION
------------------------------------------------------ -------------------------------------------------------
        2008                   2007            2006            2008                   2007             2006
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
        $ --               $ 11,412            $ --        $ 18,838                $ 5,522         $ 12,152
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
     116,679                124,817          90,220          37,105                 25,444           38,586
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
     116,679                124,817          90,220          37,105                 25,444           38,586
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
    (116,679)              (113,405)        (90,220)        (18,267)               (19,922)         (26,434)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   2,223,393              1,567,864         848,702              --                     --               --
    (217,249)               234,076         208,239        (120,478)                64,255          954,600
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   2,006,144              1,801,940       1,056,941        (120,478)                64,255          954,600
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
  (7,889,493)              (305,465)        425,449      (1,924,420)               437,029       (1,121,566)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
  (5,883,349)             1,496,475       1,482,390      (2,044,898)               501,284         (166,966)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
$ (6,000,028)           $ 1,383,070      $1,392,170    $ (2,063,165)             $ 481,362       $ (193,400)
=============== ====================== =============== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                     MSF BLACKROCK BOND INCOME
                                                                                           INVESTMENT DIVISION
                                                         -----------------------------------------------------
                                                                 2008                   2007           2006
                                                         --------------- ------------------- -----------------
INVESTMENT INCOME:
      Dividends                                           $ 4,557,033            $ 2,988,878    $ 5,391,669
                                                         --------------- ------------------- -----------------
EXPENSES:
      Mortality and expense risk charges                      710,910                742,928        735,582
                                                         --------------- ------------------- -----------------
        Total expenses                                        710,910                742,928        735,582
                                                         --------------- ------------------- -----------------
           Net investment income (loss)                     3,846,123              2,245,950      4,656,087
                                                         --------------- ------------------- -----------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                                  --                     --         92,238
      Realized gains (losses) on sale of investments         (261,951)                86,411       (260,701)
                                                         --------------- ------------------- -----------------
           Net realized gains (losses)                       (261,951)                86,411       (168,463)
                                                         --------------- ------------------- -----------------
      Change in unrealized gains (losses) on investments   (7,357,146)             2,574,419     (1,188,505)
                                                         --------------- ------------------- -----------------
      Net realized and unrealized gains (losses)
        on investments                                     (7,619,097)             2,660,830     (1,356,968)
                                                         --------------- ------------------- -----------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (3,772,974)           $ 4,906,780    $ 3,299,119
                                                         =============== =================== =================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                             MSF FI VALUE LEADERS                        MSF HARRIS OAKMARK FOCUSED VALUE
                              INVESTMENT DIVISION                                     INVESTMENT DIVISION
------------------------------------------------- -------------------------------------------------------
        2008                    2007         2006          2008                   2007            2006
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
   $ 109,493                $ 58,988     $ 45,870     $ 164,568              $ 328,815       $ 158,000
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
      47,319                  55,755       39,722       374,696                513,319         447,521
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
      47,319                  55,755       39,722       374,696                513,319         447,521
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
      62,174                   3,233        6,148      (210,128)              (184,504)       (289,521)
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
     594,849                 558,447      105,940     5,071,026              7,250,319       4,875,177
    (183,807)                116,557       71,567      (724,686)               896,818         862,876
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
     411,042                 675,004      177,507     4,346,340              8,147,137       5,738,053
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
  (3,184,937)               (503,196)     304,366   (29,274,257)           (12,430,441)        467,020
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
  (2,773,895)                171,808      481,873   (24,927,917)            (4,283,304)      6,205,073
--------------- ----------------------- --------- ---------------- ---------------------- ---------------
$ (2,711,721)              $ 175,041    $ 488,021 $ (25,138,045)          $ (4,467,808)     $5,915,552
=============== ======================= ========= ================ ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                            MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                                  INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                 2008                   2007                  2006
                                                         --------------- ------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                             $ 717,999              $ 459,233             $ 685,459
                                                         --------------- ------------------- ------------------------
EXPENSES:
      Mortality and expense risk charges                      147,435                143,832               118,623
                                                         --------------- ------------------- ------------------------
        Total expenses                                        147,435                143,832               118,623
                                                         --------------- ------------------- ------------------------
           Net investment income (loss)                       570,564                315,401               566,836
                                                         --------------- ------------------- ------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             105,934                 15,836               109,245
      Realized gains (losses) on sale of investments         (211,377)                29,149                44,303
                                                         --------------- ------------------- ------------------------
           Net realized gains (losses)                       (105,443)                44,985               153,548
                                                         --------------- ------------------- ------------------------
      Change in unrealized gains (losses) on investments   (3,452,504)               187,688              (101,864)
                                                         --------------- ------------------- ------------------------
      Net realized and unrealized gains (losses)
        on investments                                     (3,557,947)               232,673                51,684
                                                         --------------- ------------------- ------------------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (2,987,383)             $ 548,074             $ 618,520
                                                         =============== =================== ========================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT                   MSF BLACKROCK MONEY MARKET
                            INVESTMENT DIVISION                          INVESTMENT DIVISION
----------------------------------------------- --------------------------------------------
      2008                   2007       2006           2008                2007         2006
------------- ------------------- ------------- ----------- ------------------- ------------
 $ 678,587              $ 398,651  $ 423,016    $ 1,783,326         $ 3,017,412   $1,804,658
------------- ------------------- ------------- ----------- ------------------- ------------
   132,608                124,642    106,778        287,148             294,683      207,469
------------- ------------------- ------------- ----------- ------------------- ------------
   132,608                124,642    106,778        287,148             294,683      207,469
------------- ------------------- ------------- ----------- ------------------- ------------
   545,979                274,009    316,238      1,496,178           2,722,729    1,597,189
------------- ------------------- ------------- ----------- ------------------- ------------
        --                     --         --             --                  --           --
   (26,281)                   988    (10,510)            --                  --           --
------------- ------------------- ------------- ----------- ------------------- ------------
   (26,281)                   988    (10,510)            --                  --           --
------------- ------------------- ------------- ----------- ------------------- ------------
  (712,221)               246,140    127,750             --                  --           --
------------- ------------------- ------------- ----------- ------------------- ------------
  (738,502)               247,128    117,240             --                  --           --
------------- ------------------- ------------- ----------- ------------------- ------------
$ (192,523)             $ 521,137  $ 433,478    $ 1,496,178         $ 2,722,729   $1,597,189
============= =================== ============= =========== =================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                      MSF MFS TOTAL RETURN
                                                                                       INVESTMENT DIVISION
                                                         --------------- ----------------------- ---------
                                                                 2008                    2007         2006
                                                         --------------- ----------------------- ---------
INVESTMENT INCOME:
      Dividends                                             $ 192,751                $ 93,266     $ 93,810
                                                         --------------- ----------------------- ---------
EXPENSES:
      Mortality and expense risk charges                       44,824                  40,006       27,494
                                                         --------------- ----------------------- ---------
        Total expenses                                         44,824                  40,006       27,494
                                                         --------------- ----------------------- ---------
           Net investment income (loss)                       147,927                  53,260       66,316
                                                         --------------- ----------------------- ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             418,385                 141,980       58,740
      Realized gains (losses) on sale of investments         (118,819)                 25,643        5,870
                                                         --------------- ----------------------- ---------
           Net realized gains (losses)                        299,566                 167,623       64,610
                                                         --------------- ----------------------- ---------
      Change in unrealized gains (losses) on investments   (1,824,737)               (104,370)     205,638
                                                         --------------- ----------------------- ---------
      Net realized and unrealized gains (losses)
        on investments                                     (1,525,171)                 63,253      270,248
                                                         --------------- ----------------------- ---------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (1,377,244)              $ 116,513    $ 336,564
                                                         =============== ======================= =========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

              MSF METLIFE CONSERVATIVE ALLOCATION  MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                              INVESTMENT DIVISION                              INVESTMENT DIVISION
-------------------------------------------------- -----------------------------------------------
      2008                   2007          2006          2008                   2007          2006
------------- ---------------------- ------------- ------------- ---------------------- ----------
  $ 27,593                   $ --       $10,638      $ 46,035                   $ --      $ 30,389
------------- ---------------------- ------------- ------------- ---------------------- ----------
    17,503                  5,884         3,484        30,609                 21,161        11,718
------------- ---------------------- ------------- ------------- ---------------------- ----------
    17,503                  5,884         3,484        30,609                 21,161        11,718
------------- ---------------------- ------------- ------------- ---------------------- ----------
    10,090                 (5,884)        7,154        15,426                (21,161)       18,671
------------- ---------------------- ------------- ------------- ---------------------- ----------
    19,805                    413         4,082        39,596                  3,872        20,839
  (164,759)                23,983        (1,845)      (49,375)                26,078        12,097
------------- ---------------------- ------------- ------------- ---------------------- ----------
  (144,954)                24,396         2,237        (9,779)                29,950        32,936
------------- ---------------------- ------------- ------------- ---------------------- ----------
  (182,260)                12,074        19,393      (847,823)                79,599        73,219
------------- ---------------------- ------------- ------------- ---------------------- ----------
  (327,214)                36,470        21,630      (857,602)               109,549       106,155
------------- ---------------------- ------------- ------------- ---------------------- ----------
$ (317,124)              $ 30,586       $28,784    $ (842,176)              $ 88,388     $ 124,826
============= ====================== ============= ============= ====================== ==========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                            MSF METLIFE MODERATE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                         --------------------------------------------------
                                                                 2008                   2007           2006
                                                         --------------- ---------------------- -----------
INVESTMENT INCOME:
      Dividends                                             $ 202,771               $ 27,294       $ 76,104
                                                         --------------- ---------------------- -----------
EXPENSES:
      Mortality and expense risk charges                      165,213                125,074         45,704
                                                         --------------- ---------------------- -----------
        Total expenses                                        165,213                125,074         45,704
                                                         --------------- ---------------------- -----------
           Net investment income (loss)                        37,558                (97,780)        30,400
                                                         --------------- ---------------------- -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             246,852                 18,896        106,419
      Realized gains (losses) on sale of investments         (436,886)               170,037         48,706
                                                         --------------- ---------------------- -----------
           Net realized gains (losses)                       (190,034)               188,933        155,125
                                                         --------------- ---------------------- -----------
      Change in unrealized gains (losses) on investments   (6,087,839)               262,197        474,841
                                                         --------------- ---------------------- -----------
      Net realized and unrealized gains (losses)
        on investments                                     (6,277,873)               451,130        629,966
                                                         --------------- ---------------------- -----------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (6,240,315)             $ 353,350      $ 660,366
                                                         =============== ====================== ===========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

      MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                    MSF METLIFE AGGRESSIVE ALLOCATION
                                INVESTMENT DIVISION                                  INVESTMENT DIVISION
--------------------------------------------------- ----------------------------------------------------
         2008                   2007           2006         2008                   2007          2006
---------------- ---------------------- ----------- --------------- ----------------------    ----------
    $ 302,200               $ 45,711       $ 77,374     $ 61,269               $ 12,813       $ 9,703
---------------- ---------------------- ----------- --------------- ---------------------- -------------
      318,359                215,858         65,099       71,617                 52,966        13,592
---------------- ---------------------- ----------- --------------- ---------------------- -------------
      318,359                215,858         65,099       71,617                 52,966        13,592
---------------- ---------------------- ----------- --------------- ---------------------- -------------
      (16,159)              (170,147)        12,275      (10,348)               (40,153)       (3,889)
---------------- ---------------------- ----------- --------------- ---------------------- -------------
      559,864                 26,120        196,911      224,171                  8,186        40,723
     (384,363)                96,319         14,344     (133,321)                93,620       (41,990)
---------------- ---------------------- ----------- --------------- ---------------------- -------------
      175,501                122,439        211,255       90,850                101,806        (1,267)
---------------- ---------------------- ----------- --------------- ---------------------- -------------
  (15,640,562)               371,705        870,757   (4,222,544)               (95,922)      225,674
---------------- ---------------------- ----------- --------------- ---------------------- -------------
  (15,465,061)               494,144      1,082,012   (4,131,694)                 5,884       224,407
---------------- ---------------------- ----------- --------------- ---------------------- -------------
$ (15,481,220)             $ 323,997    $ 1,094,287 $ (4,142,042)             $ (34,269)     $220,518
================ ====================== =========== =============== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                              MSF FI LARGE CAP
                                                                           INVESTMENT DIVISION
                                                         -------------------------------------
                                                                 2008        2007    2006 (A)
                                                         -------------- ----------- ----------
INVESTMENT INCOME:
      Dividends                                                 $ --       $ 221       $ --
                                                         -------------- ----------- ----------
EXPENSES:
      Mortality and expense risk charges                       2,929       1,641        246
                                                         -------------- ----------- ----------
        Total expenses                                         2,929       1,641        246
                                                         -------------- ----------- ----------
           Net investment income (loss)                       (2,929)     (1,420)      (246)
                                                         -------------- ----------- ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                                 --       9,165         --
      Realized gains (losses) on sale of investments        (123,745)      2,290         21
                                                         -------------- ----------- ----------
           Net realized gains (losses)                      (123,745)     11,455         21
                                                         -------------- ----------- ----------
      Change in unrealized gains (losses) on investments    (117,754)     (8,523)     4,291
                                                         -------------- ----------- ----------
      Net realized and unrealized gains (losses)
        on investments                                      (241,499)      2,932      4,312
                                                         -------------- ----------- ----------
      Net increase (decrease) in net assets resulting
        from operations                                   $ (244,428)    $ 1,512    $ 4,066
                                                         ============== =========== ==========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                  MSF CAPITAL GUARDIAN U.S. EQUITY                    JANUS ASPEN LARGE CAP GROWTH
                               INVESTMENT DIVISION                             INVESTMENT DIVISION
-------------------------------------------------- -----------------------------------------------
      2008                   2007       2006 (A)           2008                   2007        2006
------------- ---------------------- ------------- --------------- ------------------- -----------
   $ 2,888                   $ --       $ 1,689        $ 45,216               $ 48,004    $ 25,478
------------- ---------------------- ------------- --------------- ------------------- -----------
     1,515                  2,206         1,107          28,896                 31,075      24,818
------------- ---------------------- ------------- --------------- ------------------- -----------
     1,515                  2,206         1,107          28,896                 31,075      24,818
------------- ---------------------- ------------- --------------- ------------------- -----------
     1,373                 (2,206)          582          16,320                 16,929         660
------------- ---------------------- ------------- --------------- ------------------- -----------
    32,728                     --            --              --                     --          --
   (31,255)                50,654            40          49,473                 60,269      80,063
------------- ---------------------- ------------- --------------- ------------------- -----------
     1,473                 50,654            40          49,473                 60,269      80,063
------------- ---------------------- ------------- --------------- ------------------- -----------
  (133,853)               (50,293)       25,383      (3,051,413)               750,675     477,638
------------- ---------------------- ------------- --------------- ------------------- -----------
  (132,380)                   361        25,423      (3,001,940)               810,944     557,701
------------- ---------------------- ------------- --------------- ------------------- -----------
$ (131,007)              $ (1,845)     $ 26,005    $ (2,985,620)             $ 827,873   $ 558,361
============= ====================== ============= =============== =================== ===========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                   JANUS ASPEN BALANCED
                                                                    INVESTMENT DIVISION
                                                         ------------------------------
                                                              2008        2007     2006
                                                         ------------ --------- -------
INVESTMENT INCOME:
      Dividends                                            $ 3,357      $ 1,879    $ 44
                                                         ------------ --------- -------
EXPENSES:
      Mortality and expense risk charges                       361          256       7
                                                         ------------ --------- -------
        Total expenses                                         361          256       7
                                                         ------------ --------- -------
           Net investment income (loss)                      2,996        1,623      37
                                                         ------------ --------- -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            2,380           --      --
      Realized gains (losses) on sale of investments         1,314          747      33
                                                         ------------ --------- -------
           Net realized gains (losses)                       3,694          747      33
                                                         ------------ --------- -------
      Change in unrealized gains (losses) on investments   (21,788)       2,101     147
                                                         ------------ --------- -------
      Net realized and unrealized gains (losses)
        on investments                                     (18,094)       2,848     180
                                                         ------------ --------- -------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (15,098)     $ 4,471    $217
                                                         ============ ========= =======

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                            JANUS ASPEN            JANUS ASPEN
                            JANUS ASPEN FORTY      INTERNATIONAL GROWTH          MID CAP VALUE
                           INVESTMENT DIVISION      INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------------------------- ----------------------- ----------------------
      2008                   2007          2006                2008 (B)               2008 (B)
------------- ---------------------- ------------ ----------------------- ----------------------
      $ 53                  $ 676        $ 152                    $ --                  $ 505
------------- ---------------------- ------------ ----------------------- ----------------------
     2,353                  1,060          383                      44                     77
------------- ---------------------- ------------ ----------------------- ----------------------
     2,353                  1,060          383                      44                     77
------------- ---------------------- ------------ ----------------------- ----------------------
    (2,300)                  (384)        (231)                    (44)                   428
------------- ---------------------- ------------ ----------------------- ----------------------
        --                     --           --                      --                     --
   (93,936)                 6,298          (26)                   (177)                   (45)
------------- ---------------------- ------------ ----------------------- ----------------------
   (93,936)                 6,298          (26)                   (177)                   (45)
------------- ---------------------- ------------ ----------------------- ----------------------
  (295,412)                82,907        8,113                 (18,504)                (2,160)
------------- ---------------------- ------------ ----------------------- ----------------------
  (389,348)                89,205        8,087                 (18,681)                (2,205)
------------- ---------------------- ------------ ----------------------- ----------------------
$ (391,648)              $ 88,821       $7,856               $ (18,725)              $ (1,777)
============= ====================== ============ ======================= ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                         AIM V.I. GLOBAL REAL ESTATE
                                                                                 INVESTMENT DIVISION
                                                         --------------- ----------------- ---------
                                                                 2008              2007         2006
                                                         --------------- ----------------- ---------
INVESTMENT INCOME:
      Dividends                                             $ 127,467         $ 166,720     $ 25,329
                                                         --------------- ----------------- ---------
EXPENSES:
      Mortality and expense risk charges                       10,120            13,977       10,103
                                                         --------------- ----------------- ---------
        Total expenses                                         10,120            13,977       10,103
                                                         --------------- ----------------- ---------
           Net investment income (loss)                       117,347           152,743       15,226
                                                         --------------- ----------------- ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             197,001           397,922       87,476
      Realized gains (losses) on sale of investments         (258,510)          172,588      329,460
                                                         --------------- ----------------- ---------
           Net realized gains (losses)                        (61,509)          570,510      416,936
                                                         --------------- ----------------- ---------
      Change in unrealized gains (losses) on investments   (1,334,686)         (881,479)     328,141
                                                         --------------- ----------------- ---------
      Net realized and unrealized gains (losses)
        on investments                                     (1,396,195)         (310,969)     745,077
                                                         --------------- ----------------- ---------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (1,278,848)       $ (158,226)   $ 760,303
                                                         =============== ================= =========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

            FTVIPT TEMPLETON FOREIGN SECURITIES        FTVIPT MUTUAL DISCOVERY SECURITIES
                            INVESTMENT DIVISION                       INVESTMENT DIVISION
------------------------------------------------ ---------------------------------------
        2008                   2007         2006       2008              2007       2006
--------------- ------------------- ------------ ------------- -------------- ----------
   $ 202,235              $ 176,501     $ 91,823   $ 47,911          $ 21,726    $ 5,569
--------------- ------------------- ------------ ------------- -------------- ----------
      35,755                 40,650       31,977      8,447             6,018      2,376
--------------- ------------------- ------------ ------------- -------------- ----------
      35,755                 40,650       31,977      8,447             6,018      2,376
--------------- ------------------- ------------ ------------- -------------- ----------
     166,480                135,851       59,846     39,464            15,708      3,193
--------------- ------------------- ------------ ------------- -------------- ----------
     731,763                365,468           --     89,758            17,873     19,692
       3,883                366,226      553,100    (11,513)           71,623      7,128
--------------- ------------------- ------------ ------------- -------------- ----------
     735,646                731,694      553,100     78,245            89,496     26,820
--------------- ------------------- ------------ ------------- -------------- ----------
  (4,855,241)               305,602      743,656   (759,844)            8,690     90,251
--------------- ------------------- ------------ ------------- -------------- ----------
  (4,119,595)             1,037,296    1,296,756   (681,599)           98,186    117,071
--------------- ------------------- ------------ ------------- -------------- ----------
$ (3,953,115)           $ 1,173,147   $1,356,602 $ (642,135)        $ 113,894   $120,264
=============== =================== ============ ============= ============== ==========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                              ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY
                                                                              INVESTMENT DIVISION
                                                         -----------------------------------------
                                                              2008            2007         2006
                                                         ------------ --------------- ------------
INVESTMENT INCOME:
      Dividends                                               $ --            $ --         $ --
                                                         ------------ --------------- ------------
EXPENSES:
      Mortality and expense risk charges                       223             334          169
                                                         ------------ --------------- ------------
        Total expenses                                         223             334          169
                                                         ------------ --------------- ------------
           Net investment income (loss)                       (223)           (334)        (169)
                                                         ------------ --------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                               --              --           --
      Realized gains (losses) on sale of investments          (414)         13,926        2,596
                                                         ------------ --------------- ------------
           Net realized gains (losses)                        (414)         13,926        2,596
                                                         ------------ --------------- ------------
      Change in unrealized gains (losses) on investments   (37,457)         (1,759)       2,024
                                                         ------------ --------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (37,871)         12,167        4,620
                                                         ------------ --------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (38,094)       $ 11,833      $ 4,451
                                                         ============ =============== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                              FIDELITY VIP CONTRAFUND             FIDELITY VIP ASSET MANAGER: GROWTH
                                  INVESTMENT DIVISION                            INVESTMENT DIVISION
------------------------------------------------------- --------------------------------------------
        2008                       2007         2006          2008                   2007       2006
--------------- -------------------------- ------------ ------------- ------------------- ----------
    $ 24,698                   $ 24,439     $ 18,557      $ 22,937               $ 47,327    $16,581
--------------- -------------------------- ------------ ------------- ------------------- ----------
      11,393                     12,994        7,808         5,926                  5,479      4,218
--------------- -------------------------- ------------ ------------- ------------------- ----------
      11,393                     12,994        7,808         5,926                  5,479      4,218
--------------- -------------------------- ------------ ------------- ------------------- ----------
      13,305                     11,445       10,749        17,011                 41,848     12,363
--------------- -------------------------- ------------ ------------- ------------------- ----------
      76,672                    728,457      161,683           910                     --         --
    (319,330)                   133,390       69,614         8,025                 14,373      3,099
--------------- -------------------------- ------------ ------------- ------------------- ----------
    (242,658)                   861,847      231,297         8,935                 14,373      3,099
--------------- -------------------------- ------------ ------------- ------------------- ----------
  (1,292,698)                  (453,602)    (100,652)     (532,156)               140,304     39,972
--------------- -------------------------- ------------ ------------- ------------------- ----------
  (1,535,356)                   408,245      130,645      (523,221)               154,677     43,071
--------------- -------------------------- ------------ ------------- ------------------- ----------
$ (1,522,051)                 $ 419,690    $ 141,394    $ (506,210)             $ 196,525    $55,434
=============== ========================== ============ ============= =================== ==========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                          FIDELITY VIP INVESTMENT GRADE BOND
                                                                         INVESTMENT DIVISION
                                                         ----------------------------------
                                                              2008       2007        2006
                                                         ---------- ---------- ------------
INVESTMENT INCOME:
      Dividends                                          $ 2,038       $ 1,370    $1,506
                                                         ---------- -----------------------
EXPENSES:
      Mortality and expense risk charges                     535           497       147
                                                         ---------- ---------- ------------
        Total expenses                                       535           497       147
                                                         ---------- ---------- ------------
           Net investment income (loss)                    1,503           873     1,359
                                                         ---------- ---------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             40            --        92
      Realized gains (losses) on sale of investments      13,627         1,728      (928)
                                                         ---------- ---------- ------------
           Net realized gains (losses)                    13,667         1,728      (836)
                                                         ---------- ---------- ------------
      Change in unrealized gains (losses) on investments  (8,842)        6,849       767
                                                         ---------- ---------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     4,825         8,577       (69)
                                                         ---------- ---------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ 6,328       $ 9,450    $1,290
                                                         ========== ========== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                  FIDELITY VIP           FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
               FIDELITY VIP EQUITY-INCOME              MID CAP           FREEDOM 2010           FREEDOM 2020           FREEDOM 2030
                      INVESTMENT DIVISION  INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
----------------------------------------- ---------------------- ---------------------- ---------------------- --------------------
      2008              2007         2006             2008 (B)               2008 (B)               2008 (B)               2008 (B)
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
  $ 20,119          $ 21,939      $ 8,458                $ 49                  $ 828                $ 1,266                  $ 669
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
     3,772             2,725          885                  35                     26                     49                     17
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
     3,772             2,725          885                  35                     26                     49                     17
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
    16,347            19,214        7,573                  14                    802                  1,217                    652
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
       931           103,323       35,411                  --                    721                  1,384                  1,202
  (282,918)           17,259        3,265                 (70)                  (176)                  (106)                   (88)
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
  (281,987)          120,582       38,676                 (70)                   545                  1,278                  1,114
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
  (292,885)         (137,717)       1,802             (10,714)                (2,956)               (11,135)                (3,051)
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
  (574,872)          (17,135)      40,478             (10,784)                (2,411)                (9,857)                (1,937)
------------- ----------------- --------- ---------------------- ---------------------- ---------------------- --------------------
$ (558,525)          $ 2,079      $48,051           $ (10,770)              $ (1,609)              $ (8,640)              $ (1,285)
============= ================= ========= ====================== ====================== ====================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                      AMERICAN FUNDS GROWTH
                                                                                        INVESTMENT DIVISION
                                                         --------------------------------------------------
                                                                  2008               2007           2006
                                                         ---------------- ------------------ --------------
INVESTMENT INCOME:
      Dividends                                              $ 916,946          $ 910,466      $ 727,425
                                                         ---------------- ------------------ --------------
EXPENSES:
      Mortality and expense risk charges                       908,181            963,168        728,495
                                                         ---------------- ------------------ --------------
        Total expenses                                         908,181            963,168        728,495
                                                         ---------------- ------------------ --------------
           Net investment income (loss)                          8,765            (52,702)        (1,070)
                                                         ---------------- ------------------ --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                           12,124,971          7,520,494        522,218
      Realized gains (losses) on sale of investments          (207,564)           893,765        399,390
                                                         ---------------- ------------------ --------------
           Net realized gains (losses)                      11,917,407          8,414,259        921,608
                                                         ---------------- ------------------ --------------
      Change in unrealized gains (losses) on investments   (70,192,654)         3,035,574      6,751,062
                                                         ---------------- ------------------ --------------
      Net realized and unrealized gains (losses)
        on investments                                     (58,275,247)        11,449,833      7,672,670
                                                         ---------------- ------------------ --------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (58,266,482)      $ 11,397,131    $ 7,671,600
                                                         ================ ================== ==============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                        AMERICAN FUNDS GROWTH-INCOME             AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                 INVESTMENT DIVISION                                    INVESTMENT DIVISION
---------------------------------------------------- ------------------------------------------------------
         2008                   2007            2006          2008                   2007           2006
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
  $ 1,175,716            $ 1,142,855       $ 918,542          $ --            $ 1,729,457      $ 162,359
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
      559,000                619,745         467,194       466,291                498,593        306,582
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
      559,000                619,745         467,194       466,291                498,593        306,582
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
      616,716                523,110         451,348      (466,291)             1,230,864       (144,223)
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
    4,335,077              2,332,094       1,285,086     7,571,704              4,252,758      1,814,506
     (236,359)               792,717         194,098      (694,299)             1,739,097      1,195,131
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
    4,098,718              3,124,811       1,479,184     6,877,405              5,991,855      3,009,637
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
  (34,739,655)            (1,027,655)      5,509,333   (44,244,505)             1,948,016      4,197,799
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
  (30,640,937)             2,097,156       6,988,517   (37,367,100)             7,939,871      7,207,436
---------------- ---------------------- ------------ ---------------- ------------------- -----------------
$ (30,024,221)           $ 2,620,266      $7,439,865 $ (37,833,391)           $ 9,170,735     $7,063,213
================ ====================== ============ ================ =================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                             AMERICAN FUNDS BOND
                                                                             INVESTMENT DIVISION
                                                         ----------------------------------------
                                                               2008            2007     2006 (A)
                                                         ------------- --------------- -----------
INVESTMENT INCOME:
      Dividends                                           $ 196,489       $ 185,659     $ 2,483
                                                         ------------- --------------- -----------
EXPENSES:
      Mortality and expense risk charges                     28,355          15,059       1,499
                                                         ------------- --------------- -----------
        Total expenses                                       28,355          15,059       1,499
                                                         ------------- --------------- -----------
           Net investment income (loss)                     168,134         170,600         984
                                                         ------------- --------------- -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             8,541              --          --
      Realized gains (losses) on sale of investments        (86,900)         13,076        (909)
                                                         ------------- --------------- -----------
           Net realized gains (losses)                      (78,359)         13,076        (909)
                                                         ------------- --------------- -----------
      Change in unrealized gains (losses) on investments   (446,834)       (143,419)     13,837
                                                         ------------- --------------- -----------
      Net realized and unrealized gains (losses)
        on investments                                     (525,193)       (130,343)     12,928
                                                         ------------- --------------- -----------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (357,059)       $ 40,257    $ 13,912
                                                         ============= =============== ===========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                            AMERICAN FUNDS
     AMERICAN FUNDS    U.S. GOVERNMENT/AAA                            MIST T. ROWE PRICE
      INTERNATIONAL       RATED SECURITIES                                MID CAP GROWTH
INVESTMENT DIVISION    INVESTMENT DIVISION                           INVESTMENT DIVISION
---------------------- ---------------------- ------------------------------------------
            2008 (B)               2008 (B)           2008           2007         2006
---------------------- ---------------------- --------------- -------------- ------------
            $ 1,123                  $ 745        $ 10,159       $ 32,087         $ --
---------------------- ---------------------- --------------- -------------- ------------
                 48                     36         131,625        119,212       91,448
---------------------- ---------------------- --------------- -------------- ------------
                 48                     36         131,625        119,212       91,448
---------------------- ---------------------- --------------- -------------- ------------
              1,075                    709        (121,466)       (87,125)     (91,448)
---------------------- ---------------------- --------------- -------------- ------------
                 --                     --       1,828,446        624,268      373,372
                (88)                     1        (329,119)       750,188      524,517
---------------------- ---------------------- --------------- -------------- ------------
                (88)                     1       1,499,327      1,374,456      897,889
---------------------- ---------------------- --------------- -------------- ------------
            (13,968)                   862      (8,808,387)       843,627     (173,792)
---------------------- ---------------------- --------------- -------------- ------------
            (14,056)                   863      (7,309,060)     2,218,083      724,097
---------------------- ---------------------- --------------- -------------- ------------
          $ (12,981)               $ 1,572    $ (7,430,526)   $ 2,130,958    $ 632,649
====================== ====================== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                      MIST MFS RESEARCH INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2008            2007            2006
                                                         --------------- --------------- ------------
INVESTMENT INCOME:
      Dividends                                             $ 256,943       $ 175,461       $ 107,793
                                                         --------------- --------------- ------------
EXPENSES:
      Mortality and expense risk charges                      103,390         103,179          56,798
                                                         --------------- --------------- ------------
        Total expenses                                        103,390         103,179          56,798
                                                         --------------- --------------- ------------
           Net investment income (loss)                       153,553          72,282          50,995
                                                         --------------- --------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                           1,302,185       1,709,535         423,780
      Realized gains (losses) on sale of investments         (411,130)        462,480          81,019
                                                         --------------- --------------- ------------
           Net realized gains (losses)                        891,055       2,172,015         504,799
                                                         --------------- --------------- ------------
      Change in unrealized gains (losses) on investments   (7,755,181)       (879,168)        963,904
                                                         --------------- --------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (6,864,126)      1,292,847       1,468,703
                                                         --------------- --------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (6,710,573)    $ 1,365,129      $1,519,698
                                                         =============== =============== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                          MIST PIMCO TOTAL RETURN                                 MIST RCM TECHNOLOGY
                              INVESTMENT DIVISION                                 INVESTMENT DIVISION
-------------------------------------------------- ---------------------------------------------------
       2008                       2007        2006         2008                   2007         2006
-------------- ----------------------- ----------- --------------- ---------------------- ------------
$ 1,327,240                $ 1,037,985   $ 719,124  $ 1,349,744                   $ --         $ --
-------------- ----------------------- ----------- --------------- ---------------------- ------------
    283,126                    249,561     217,239       88,892                 78,918       61,070
-------------- ----------------------- ----------- --------------- ---------------------- ------------
    283,126                    249,561     217,239       88,892                 78,918       61,070
-------------- ----------------------- ----------- --------------- ---------------------- ------------
  1,044,114                    788,424     501,885    1,260,852                (78,918)     (61,070)
-------------- ----------------------- ----------- --------------- ---------------------- ------------
    807,479                         --      10,617    2,816,232                297,201           --
    (11,712)                    88,836      74,726     (702,139)               321,209      222,324
-------------- ----------------------- ----------- --------------- ---------------------- ------------
    795,767                     88,836      85,343    2,114,093                618,410      222,324
-------------- ----------------------- ----------- --------------- ---------------------- ------------
 (1,944,451)                 1,198,111     469,783   (9,308,569)             1,944,863      156,356
-------------- ----------------------- ----------- --------------- ---------------------- ------------
 (1,148,684)                 1,286,947     555,126   (7,194,476)             2,563,273      378,680
-------------- ----------------------- ----------- --------------- ---------------------- ------------
 $ (104,570)               $ 2,075,371 $ 1,057,011 $ (5,933,624)           $ 2,484,355    $ 317,610
============== ======================= =========== =============== ====================== ============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                         MIST LORD ABBETT BOND DEBENTURE
                                                                                     INVESTMENT DIVISION
                                                         --------------- ------------------- ------------
                                                                 2008                   2007         2006
                                                         --------------- ------------------- ------------
INVESTMENT INCOME:
      Dividends                                             $ 901,666            $ 1,117,160   $1,191,085
                                                         --------------- ------------------- ------------
EXPENSES:
      Mortality and expense risk charges                      160,256                166,476      139,802
                                                         --------------- ------------------- ------------
        Total expenses                                        160,256                166,476      139,802
                                                         --------------- ------------------- ------------
           Net investment income (loss)                       741,410                950,684    1,051,283
                                                         --------------- ------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             312,735                 25,764           --
      Realized gains (losses) on sale of investments         (153,114)               179,522       93,973
                                                         --------------- ------------------- ------------
           Net realized gains (losses)                        159,621                205,286       93,973
                                                         --------------- ------------------- ------------
      Change in unrealized gains (losses) on investments   (5,045,528)                39,883      324,579
                                                         --------------- ------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (4,885,907)               245,169      418,552
                                                         --------------- ------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (4,144,497)           $ 1,195,853   $1,469,835
                                                         =============== =================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                               MIST LAZARD MID CAP                         MIST MET/AIM SMALL CAP GROWTH
                               INVESTMENT DIVISION                                   INVESTMENT DIVISION
--------------------------------------------------- ----------------------------------------------------
        2008                   2007         2006            2008                   2007          2006
--------------- ---------------------- ------------ --------------- ---------------------- -------------
    $ 55,298               $ 32,279     $ 17,856            $ --                   $ --          $ --
--------------- ---------------------- ------------ --------------- ---------------------- -------------
      39,050                 44,498       29,336          24,205                 24,194        16,523
--------------- ---------------------- ------------ --------------- ---------------------- -------------
      39,050                 44,498       29,336          24,205                 24,194        16,523
--------------- ---------------------- ------------ --------------- ---------------------- -------------
      16,248                (12,219)     (11,480)        (24,205)               (24,194)      (16,523)
--------------- ---------------------- ------------ --------------- ---------------------- -------------
     338,409                442,382      392,270         254,249                 37,183       267,325
    (302,807)                40,395       20,740         (56,467)                80,971        18,065
--------------- ---------------------- ------------ --------------- ---------------------- -------------
      35,602                482,777      413,010         197,782                118,154       285,390
--------------- ---------------------- ------------ --------------- ---------------------- -------------
  (2,239,073)              (720,263)      56,316      (1,510,157)               135,230       (33,826)
--------------- ---------------------- ------------ --------------- ---------------------- -------------
  (2,203,471)              (237,486)     469,326      (1,312,375)               253,384       251,564
--------------- ---------------------- ------------ --------------- ---------------------- -------------
$ (2,187,223)            $ (249,705)   $ 457,846    $ (1,336,580)             $ 229,190      $235,041
=============== ====================== ============ =============== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                            MIST HARRIS OAKMARK INTERNATIONAL
                                                                                          INVESTMENT DIVISION
                                                         ---------------- ---------------------- ------------
                                                                  2008                   2007            2006
                                                         ---------------- ---------------------- ------------
INVESTMENT INCOME:
      Dividends                                              $ 427,414              $ 234,443       $ 350,324
                                                         ---------------- ---------------------- ------------
EXPENSES:
      Mortality and expense risk charges                       185,029                229,276         127,018
                                                         ---------------- ---------------------- ------------
        Total expenses                                         185,029                229,276         127,018
                                                         ---------------- ---------------------- ------------
           Net investment income (loss)                        242,385                  5,167         223,306
                                                         ---------------- ---------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            3,659,339              2,011,612         874,510
      Realized gains (losses) on sale of investments          (984,052)               713,857         125,443
                                                         ---------------- ---------------------- ------------
           Net realized gains (losses)                       2,675,287              2,725,469         999,953
                                                         ---------------- ---------------------- ------------
      Change in unrealized gains (losses) on investments   (13,913,907)            (3,512,929)      2,507,928
                                                         ---------------- ---------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (11,238,620)              (787,460)      3,507,881
                                                         ---------------- ---------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (10,996,235)            $ (782,293)     $3,731,187
                                                         ================ ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

       MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH                   MIST LORD ABBETT GROWTH AND INCOME
                              INVESTMENT DIVISION                                  INVESTMENT DIVISION
---------------------------------------------------- -----------------------------------------------------
        2008                   2007          2006            2008                   2007           2006
--------------- ---------------------- ------------- --------------- ---------------------- --------------
       $ 943               $ 17,148          $ --        $ 96,064               $ 59,988          $ 887
--------------- ---------------------- ------------- --------------- ---------------------- --------------
      57,519                 67,790        65,378          25,528                 28,949         22,648
---- ---------- ---------------------- ------------- --------------- ---------------------- --------------
      57,519                 67,790        65,378          25,528                 28,949         22,648
---- ---------- ---------------------- ------------- --------------- ---------------------- --------------
     (56,576)               (50,642)      (65,378)         70,536                 31,039        (21,761)
--------------- ---------------------- ------------- --------------- ---------------------- --------------
      54,432                718,994       438,536         543,774                259,517          3,901
     (72,581)               207,519       177,119         (71,592)                36,864        958,803
--------------- ---------------------- ------------- --------------- ---------------------- --------------
     (18,149)               926,513       615,655         472,182                296,381        962,704
--------------- ---------------------- ------------- --------------- ---------------------- --------------
  (3,076,964)              (747,047)     (742,982)     (2,888,440)              (147,617)      (295,172)
--------------- ---------------------- ------------- --------------- ---------------------- --------------
  (3,095,113)               179,466      (127,327)     (2,416,258)               148,764        667,532
--------------- ---------------------- ------------- --------------- ---------------------- --------------
$ (3,151,689)             $ 128,824    $ (192,705)   $ (2,345,722)             $ 179,803       $ 645,771
=============== ====================== ============= =============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                         INVESTMENT DIVISION
                                                         ---------------------------------------------------
                                                                 2008                   2007            2006
                                                         --------------- ---------------------- ------------
INVESTMENT INCOME:
      Dividends                                             $ 332,725              $ 222,388       $ 128,299
                                                         --------------- ---------------------- ------------
EXPENSES:
      Mortality and expense risk charges                      140,313                177,701         108,818
                                                         --------------- ---------------------- ------------
        Total expenses                                        140,313                177,701         108,818
                                                         --------------- ---------------------- ------------
           Net investment income (loss)                       192,412                 44,687          19,481
                                                         --------------- ---------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                           1,614,459              1,785,543         609,936
      Realized gains (losses) on sale of investments         (667,437)               745,343         210,018
                                                         --------------- ---------------------- ------------
           Net realized gains (losses)                        947,022              2,530,886         819,954
                                                         --------------- ---------------------- ------------
      Change in unrealized gains (losses) on investments   (9,433,208)            (6,132,457)      3,020,558
                                                         --------------- ---------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                     (8,486,186)            (3,601,571)      3,840,512
                                                         --------------- ---------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (8,293,774)          $ (3,556,884)     $3,859,993
                                                         =============== ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                  MIST VAN KAMPEN MID CAP GROWTH                       MIST LORD ABBETT MID CAP VALUE
                             INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------- -----------------------------------------------------
      2008                   2007           2006        2008                  2007              2006
------------- ---------------------- ------------ ------------ ---------------------- -----------------
     $ 345                   $ --            $ --     $ 197                  $ 530             $ 203
------------- ---------------------- ------------ ------------ ---------------------- -----------------
        78                     24              --       312                    218               184
------------- ---------------------- ------------ ------------ ---------------------- -----------------
        78                     24              --       312                    218               184
------------- ---------------------- ------------ ------------ ---------------------- -----------------
       267                    (24)             --      (115)                   312                19
------------- ---------------------- ------------ ------------ ---------------------- -----------------
     2,390                     --              --     5,229                 11,174             3,482
       (81)                    --              --   (14,654)                (1,133)              (69)
------------- ---------------------- ------------ ------------ ---------------------- -----------------
     2,309                     --              --    (9,425)                10,041             3,413
------------- ---------------------- ------------ ------------ ---------------------- -----------------
   (17,251)                  (570)             --   (38,556)               (10,458)              880
------------- ---------------------- ------------ ------------ ---------------------- -----------------
   (14,942)                  (570)             --   (47,981)                  (417)            4,293
------------- ---------------------- ------------ ------------ ---------------------- -----------------
 $ (14,675)                $ (594)           $ -- $ (48,096)                $ (105)          $ 4,312
============= ====================== ============ ============ ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                    MIST THIRD AVENUE SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                2008             2007         2006
                                                         ------------- ---------------- -------------
INVESTMENT INCOME:
      Dividends                                             $ 2,384          $ 2,794         $ 133
                                                         ------------- ---------------- -------------
EXPENSES:
      Mortality and expense risk charges                      1,496            1,456           482
                                                         ------------- ---------------- -------------
        Total expenses                                        1,496            1,456           482
                                                         ------------- ---------------- -------------
           Net investment income (loss)                         888            1,338          (349)
                                                         ------------- ---------------- -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            21,799           18,350         2,011
      Realized gains (losses) on sale of investments        (21,646)           4,229         1,511
                                                         ------------- ---------------- -------------
           Net realized gains (losses)                          153           22,579         3,522
                                                         ------------- ---------------- -------------
      Change in unrealized gains (losses) on investments   (119,764)         (41,016)       21,745
                                                         ------------- ---------------- -------------
      Net realized and unrealized gains (losses)
        on investments                                     (119,611)         (18,437)       25,267
                                                         ------------- ---------------- -------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (118,723)       $ (17,099)      $24,918
                                                         ============= ================ =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

        MIST OPPENHEIMER CAPITAL APPRECIATION                          MIST LEGG MASON VALUE EQUITY
                          INVESTMENT DIVISION                                   INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------------
      2008               2007          2006            2008                   2007       2006 (A)
------------- ------------------ ------------- --------------- ---------------------- -------------
  $ 40,326              $ 618         $ 583        $ 12,937                  $ 190       $ 7,771
------------- ------------------ ------------- --------------- ---------------------- -------------
     9,700              4,920         1,966          33,929                 54,485        28,159
------------- ------------------ ------------- --------------- ---------------------- -------------
     9,700              4,920         1,966          33,929                 54,485        28,159
------------- ------------------ ------------- --------------- ---------------------- -------------
    30,626             (4,302)       (1,383)        (20,992)               (54,295)      (20,388)
------------- ------------------ ------------- --------------- ---------------------- -------------
   295,189             27,608         1,330         176,346                  6,404       103,047
  (106,123)             9,182         6,117        (135,383)                31,337        (4,060)
------------- ------------------ ------------- --------------- ---------------------- -------------
   189,066             36,790         7,447          40,963                 37,741        98,987
------------- ------------------ ------------- --------------- ---------------------- -------------
  (860,586)            18,908        12,744      (3,108,496)              (371,535)      306,184
------------- ------------------ ------------- --------------- ---------------------- -------------
  (671,520)            55,698        20,191      (3,067,533)              (333,794)      405,171
------------- ------------------ ------------- --------------- ---------------------- -------------
$ (640,894)          $ 51,396       $18,808    $ (3,088,525)            $ (388,089)     $384,783
============= ================== ============= =============== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                       MIST SSGA GROWTH ETF
                                                                        INVESTMENT DIVISION
                                                         -----------------------------------
                                                               2008        2007     2006 (A)
                                                         ------------- ----------- ---------
INVESTMENT INCOME:
      Dividends                                             $ 9,041        $ --       $1,841
                                                         ------------- ----------- ---------
EXPENSES:
      Mortality and expense risk charges                      4,512       3,337          279
                                                         ------------- ----------- ---------
        Total expenses                                        4,512       3,337          279
                                                         ------------- ----------- ---------
           Net investment income (loss)                       4,529      (3,337)       1,562
                                                         ------------- ----------- ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                            11,307          --          385
      Realized gains (losses) on sale of investments        (32,358)     10,329        1,385
                                                         ------------- ----------- ---------
           Net realized gains (losses)                      (21,051)     10,329        1,770
                                                         ------------- ----------- ---------
      Change in unrealized gains (losses) on investments   (210,490)     (2,639)       4,607
                                                         ------------- ----------- ---------
      Net realized and unrealized gains (losses)
        on investments                                     (231,541)      7,690        6,377
                                                         ------------- ----------- ---------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (227,012)    $ 4,353       $7,939
                                                         ============= =========== =========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                     MIST SSGA GROWTH AND INCOME ETF             MIST PIMCO INFLATION PROTECTED BOND
                                 INVESTMENT DIVISION                             INVESTMENT DIVISION
---------------------------------------------------- -----------------------------------------------
      2008                   2007          2006 (A)        2008                   2007    2006 (A)
------------- ---------------------- --------------- ------------- ------------------- -------------
   $ 7,559                    $ 1             $1,529  $ 129,679                $ 5,472       $ --
------------- ---------------------- --------------- ------------- ------------------- -------------
     3,301                  2,341                230     34,082                  3,681        463
------------- ---------------------- --------------- ------------- ------------------- -------------
     3,301                  2,341                230     34,082                  3,681        463
------------- ---------------------- --------------- ------------- ------------------- -------------
     4,258                 (2,340)             1,299     95,597                  1,791       (463)
------------- ---------------------- --------------- ------------- ------------------- -------------
     8,201                     15                 --      6,847                     --         --
   (45,016)                 9,148              1,197   (100,879)                 4,018      1,472
------------- ---------------------- --------------- ------------- ------------------- -------------
   (36,815)                 9,163              1,197    (94,032)                 4,018      1,472
------------- ---------------------- --------------- ------------- ------------------- -------------
   (94,558)                (2,024)             2,231   (678,454)                50,303     (1,429)
------------- ---------------------- --------------- ------------- ------------------- -------------
  (131,373)                 7,139              3,428   (772,486)                54,321         43
------------- ---------------------- --------------- ------------- ------------------- -------------
$ (127,115)               $ 4,799             $4,727 $ (676,889)              $ 56,112     $ (420)
============= ====================== =============== ============= =================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                         MIST BLACKROCK LARGE CAP CORE             MIST JANUS FORTY
                                                                   INVESTMENT DIVISION          INVESTMENT DIVISION
                                                         -------------------------------- ----------------------------
                                                                  2008         2007 (C)           2008      2007 (C)
                                                         ---------------- --------------- --------------- ------------
INVESTMENT INCOME:
      Dividends                                            $ 2,475,191            $ --       $ 306,277         $ --
                                                         ---------------- --------------- --------------- ------------
EXPENSES:
      Mortality and expense risk charges                     2,792,458       2,431,291          57,079        4,282
                                                         ---------------- --------------- --------------- ------------
        Total expenses                                       2,792,458       2,431,291          57,079        4,282
                                                         ---------------- --------------- --------------- ------------
           Net investment income (loss)                       (317,267)     (2,431,291)        249,198       (4,282)
                                                         ---------------- --------------- --------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                           16,168,718              --         132,557           --
      Realized gains (losses) on sale of investments        (6,439,384)        181,462        (167,618)      23,570
                                                         ---------------- --------------- --------------- ------------
           Net realized gains (losses)                       9,729,334         181,462         (35,061)      23,570
                                                         ---------------- --------------- --------------- ------------
      Change in unrealized gains (losses) on investments  (169,653,539)      4,642,363      (4,523,728)     188,079
                                                         ---------------- --------------- --------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                    (159,924,205)      4,823,825      (4,558,789)     211,649
                                                         ---------------- --------------- --------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                  $(160,241,472)    $ 2,392,534    $ (4,309,591)   $ 207,367
                                                         ================ =============== =============== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                    MIST                                      MIST
                          AMERICAN FUNDS                 MIST       AMERICAN FUNDS                 MIST
        MIST DREMAN             BALANCED       AMERICAN FUNDS             MODERATE         MET/FRANKLIN
    SMALL CAP VALUE           ALLOCATION    GROWTH ALLOCATION           ALLOCATION               INCOME
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- --------------------
            2008 (B)             2008 (B)             2008 (B)             2008 (B)             2008 (B)
-------------------- -------------------- -------------------- -------------------- --------------------
               $ --                $ 368                $ 644                $ 165                $ 469
-------------------- -------------------- -------------------- -------------------- --------------------
                 --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- --------------------
                 --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- --------------------
                 --                  368                  644                  165                  469
-------------------- -------------------- -------------------- -------------------- --------------------
                 --                    1                   --                   --                   --
                (10)                 (91)                  12                  (29)                 (63)
-------------------- -------------------- -------------------- -------------------- --------------------
                (10)                 (90)                  12                  (29)                 (63)
-------------------- -------------------- -------------------- -------------------- --------------------
                  6               (1,781)                 (48)                (130)              (2,459)
-------------------- -------------------- -------------------- -------------------- --------------------
                 (4)              (1,871)                 (36)                (159)              (2,522)
-------------------- -------------------- -------------------- -------------------- --------------------
               $ (4)            $ (1,503)               $ 608                  $ 6             $ (2,053)
==================== ==================== ==================== ==================== ====================


                                    MIST
               MIST         MET/FRANKLIN
       MET/FRANKLIN            TEMPLETON
      MUTUAL SHARES    FOUNDING STRATEGY
INVESTMENT DIVISION  INVESTMENT DIVISION
-----------------------------------------
            2008 (B)             2008 (B)
-------------------- --------------------
              $ 234                $ 207
-------------------- --------------------
                 --                   --
-------------------- --------------------
                 --                   --
-------------------- --------------------
                234                  207
-------------------- --------------------
                 --                   --
                (83)                 (21)
-------------------- --------------------
                (83)                 (21)
-------------------- --------------------
             (2,584)                (146)
-------------------- --------------------
             (2,667)                (167)
-------------------- --------------------
           $ (2,433)                $ 40
==================== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                          MIST
                                                                 MET/TEMPLETON
                                                                        GROWTH                        AMERICAN CENTURY VP VISTA
                                                           INVESTMENT DIVISION                              INVESTMENT DIVISION
                                                         ---------------------- ------------------------------------------------
                                                                     2008 (B)        2008                   2007          2006
                                                         ---------------------- ------------ ---------------------- ------------

INVESTMENT INCOME:
      Dividends                                                         $ 18         $ --                   $ --         $ --
                                                         ---------------------- ------------ ---------------------- ------------
EXPENSES:
      Mortality and expense risk charges                                  --          285                     93           81
                                                         ---------------------- ------------ ---------------------- ------------
        Total expenses                                                    --          285                     93           81
                                                         ---------------------- ------------ ---------------------- ------------
           Net investment income (loss)                                   18         (285)                   (93)         (81)
                                                         ---------------------- ------------ ---------------------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                                         --        1,116                     --           52
      Realized gains (losses) on sale of investments                     (39)        (912)                 1,950           66
                                                         ---------------------- ------------ ---------------------- ------------
           Net realized gains (losses)                                   (39)         204                  1,950          118
                                                         ---------------------- ------------ ---------------------- ------------
      Change in unrealized gains (losses) on investments                (322)     (65,328)                 4,790        1,653
                                                         ---------------------- ------------ ---------------------- ------------
      Net realized and unrealized gains (losses)
        on investments                                                  (361)     (65,124)                 6,740        1,771
                                                         ---------------------- ------------ ---------------------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                               $ (343)   $ (65,409)               $ 6,647       $1,690
                                                         ====================== ============ ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                    DELAWARE VIP SMALL CAP VALUE                DREYFUS VIF INTERNATIONAL VALUE
                             INVESTMENT DIVISION                            INVESTMENT DIVISION
------------------------------------------------- ----------------------------------------------
      2008                   2007         2006          2008                   2007         2006
------------- ---------------------- ------------ ------------- ---------------------- ---------
   $ 4,853                $ 1,797         $ 87      $ 10,713               $ 11,153       $2,040
------------- ---------------------- ------------ ------------- ---------------------- ---------
     4,658                  3,812        1,667         2,366                  3,245        1,650
------------- ---------------------- ------------ ------------- ---------------------- ---------
     4,658                  3,812        1,667         2,366                  3,245        1,650
------------- ---------------------- ------------ ------------- ---------------------- ---------
       195                 (2,015)      (1,580)        8,347                  7,908          390
------------- ---------------------- ------------ ------------- ---------------------- ---------
    70,050                 53,893       23,651        92,929                 99,784       12,788
  (158,860)                   765        3,801       (67,586)                23,384        2,803
------------- ---------------------- ------------ ------------- ---------------------- ---------
   (88,810)                54,658       27,452        25,343                123,168       15,591
------------- ---------------------- ------------ ------------- ---------------------- ---------
  (269,207)              (146,882)      21,618      (268,322)              (101,858)      67,169
------------- ---------------------- ------------ ------------- ---------------------- ---------
  (358,017)               (92,224)      49,070      (242,979)                21,310       82,760
------------- ---------------------- ------------ ------------- ---------------------- ---------
$ (357,822)             $ (94,239)     $47,490    $ (234,632)              $ 29,218      $83,150
============= ====================== ============ ============= ====================== =========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                GOLDMAN SACHS MID CAP VALUE
                                                                                        INVESTMENT DIVISION
                                                         --------------------------------------------------
                                                                2008                  2007           2006
                                                         ------------- ---------------------- -------------
INVESTMENT INCOME:
      Dividends                                            $ 13,616               $ 10,129        $ 2,401
                                                         ------------- ---------------------- -------------
EXPENSES:
      Mortality and expense risk charges                      5,676                  3,838           502
                                                         ------------- ---------------------- -------------
        Total expenses                                        5,676                  3,838           502
                                                         ------------- ---------------------- -------------
           Net investment income (loss)                       7,940                  6,291         1,899
                                                         ------------- ---------------------- -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             2,438                187,441        26,443
      Realized gains (losses) on sale of investments       (114,620)                15,940         1,291
                                                         ------------- ---------------------- -------------
           Net realized gains (losses)                     (112,182)               203,381        27,734
                                                         ------------- ---------------------- -------------
      Change in unrealized gains (losses) on investments   (486,662)              (272,066)       (2,200)
                                                         ------------- ---------------------- -------------
      Net realized and unrealized gains (losses)
        on investments                                     (598,844)               (68,685)       25,534
                                                         ------------- ---------------------- -------------
      Net increase (decrease) in net assets resulting
        from operations                                  $ (590,904)             $ (62,394)      $27,433
                                                         ============= ====================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

       GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY                    MFS HIGH INCOME
                             INVESTMENT DIVISION                INVESTMENT DIVISION
------------------------------------------------ ----------------------------------
     2008                   2007         2006        2008         2007         2006
------------ ---------------------- ------------ ----------- ------------ ---------
    $ 447                  $ 579        $ 576     $ 1,656      $ 4,038       $4,418
------------ ---------------------- ------------ ----------- ------------ ---------
      255                    510          319          62          175          372
------------ ---------------------- ------------ ----------- ------------ ---------
      255                    510          319          62          175          372
------------ ---------------------- ------------ ----------- ------------ ---------
      192                     69          257       1,594        3,863        4,046
------------ ---------------------- ------------ ----------- ------------ ---------
      113                 15,009        6,284          --           --           --
  (35,096)                  (448)        (124)     (3,105)       1,517        1,254
------------ ---------------------- ------------ ----------- ------------ ---------
  (34,983)                14,561        6,160      (3,105)       1,517        1,254
------------ ---------------------- ------------ ----------- ------------ ---------
     (655)               (37,975)       1,891      (1,097)      (3,019)       2,298
---- ------- ---------------------- ------------ ----------- ------------ ---------
  (35,638)               (23,414)       8,051      (4,202)      (1,502)       3,552
------------ ---------------------- ------------ ----------- ------------ ---------
$ (35,446)             $ (23,345)      $8,308    $ (2,608)     $ 2,361       $7,598
============ ====================== ============ =========== ============ =========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                MFS GLOBAL EQUITY
                                                                              INVESTMENT DIVISION
                                                         ----------------------------------------
                                                               2008         2007          2006
                                                         ------------- ------------ -------------
INVESTMENT INCOME:
      Dividends                                               $ 480        $ 796          $ --
                                                         ------------- ------------ -------------
EXPENSES:
      Mortality and expense risk charges                        255          184            38
                                                         ------------- ------------ -------------
        Total expenses                                          255          184            38
                                                         ------------- ------------ -------------
           Net investment income (loss)                         225          612           (38)
                                                         ------------- ------------ -------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             4,968        2,587            --
      Realized gains (losses) on sale of investments           (670)       2,926           100
                                                         ------------- ------------ -------------
           Net realized gains (losses)                        4,298        5,513           100
                                                         ------------- ------------ -------------
      Change in unrealized gains (losses) on investments    (30,617)      (2,915)        2,944
                                                         ------------- ------------ -------------
      Net realized and unrealized gains (losses)
        on investments                                      (26,319)       2,598         3,044
                                                         ------------- ------------ -------------
      Net increase (decrease) in net assets resulting
        from operations                                   $ (26,094)     $ 3,210       $ 3,006
                                                         ============= ============ =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                    MFS NEW DISCOVERY                             MFS VALUE
                  INVESTMENT DIVISION                   INVESTMENT DIVISION
-------------------------------------- ------------------------------------
       2008           2007        2006     2008            2007        2006
-------------- -------------- -------- ----------- --------------- --------
       $ --           $ --        $ -- $ 10,331            $ --        $ --
-------------- -------------- -------- ----------- --------------- --------
         11             13          --      302              78          --
-------------- -------------- -------- ----------- --------------- --------
         11             13          --      302              78          --
-------------- -------------- -------- ----------- --------------- --------
        (11)           (13)              10,029             (78)         --
-------------- -------------- -------- ----------- --------------- --------
        561            243          --   42,245              --          --
        (22)            (4)         --  (23,850)          2,376          --
-------------- -------------- -------- ----------- --------------- --------
        539            239          --   18,395           2,376          --
-------------- -------------- -------- ----------- --------------- --------
     (1,817)          (349)         --  (26,364)         (1,846)         --
-------------- -------------- -------- ----------- --------------- --------
     (1,278)          (110)         --   (7,969)            530          --
-------------- -------------- -------- ----------- --------------- --------
   $ (1,289)        $ (123)       $ --  $ 2,060           $ 452        $ --
============== ============== ======== =========== =============== ========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                VAN KAMPEN LIT GOVERNMENT
                                                                      INVESTMENT DIVISION
                                                         --------------------------------
                                                            2008        2007      2006
                                                         ---------- -------- ------------
INVESTMENT INCOME:
      Dividends                                          $ 2,019       $ 863     $ 621
                                                         ---------- -------- ------------
EXPENSES:
      Mortality and expense risk charges                     143          68        54
                                                         ---------- -------- ------------
        Total expenses                                       143          68
                                                         ---------- -------- ------------
           Net investment income (loss)                    1,876         795       567
                                                         ---------- -------- ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
      Realized gain distributions                             --          --        --
      Realized gains (losses) on sale of investments      (1,270)         38      (329)
                                                         ---------- -------- ---- -------
           Net realized gains (losses)                    (1,270)         38      (329)
                                                         ---------- -------- ------------
      Change in unrealized gains (losses) on investments    (983)         35       121
                                                         ---------- -------- ------------
      Net realized and unrealized gains (losses)
        on investments                                    (2,253)         73      (208)
                                                         ---------- -------- ------------
      Net increase (decrease) in net assets resulting
        from operations                                   $ (377)      $ 868     $ 359
                                                         ========== ======== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                 PIONEER VCT
                                                                                    EMERGING
       WELLS FARGO VT TOTAL RETURN BOND     WELLS FARGO VT MONEY MARKET              MARKETS
                    INVESTMENT DIVISION             INVESTMENT DIVISION   INVESTMENT DIVISION
---------------------------------------- -------------------------------- --------------------
   2008                   2007   2006        2008         2007       2006           2008 (B)
---------- ------------------- --------- -------- ------------ ---------- --------------------
$ 7,542                $ 4,429 $1,616    $ 46,050     $ 56,709   $ 17,272              $ --
---------- ------------------- --------- -------- ------------ ---------- --------------------
    619                    393    138       8,287        5,004      1,399               141
---------- ------------------- --------- -------- ------------ ---------- --------------------
    619                    393              8,287        5,004                          141
---------- ------------------- --------- -------- ------------ ---------- --------------------
  6,923                  4,036  1,478      37,763       51,705     15,873              (141)
---------- ------------------- --------- -------- ------------ ---------- --------------------
     --                     --     --          --           --         --                --
   (532)                   482   (203)         --           --         --              (554)
---------- ------------------- --------- -------- ------------ ---------- --------------------
   (532)                   482   (203)         --           --         --              (554)
---------- ------------------- --------- -------- ------------ ---------- --------------------
 (2,943)                   726    969          --           --         --           (40,541)
---------- ------------------- --------- -------- ------------ ---------- --------------------
 (3,475)                 1,208    766          --           --         --           (41,095)
---------- ------------------- --------- -------- ------------ ---------- --------------------
$ 3,448                $ 5,244 $2,244    $ 37,763     $ 51,705   $ 15,873         $ (41,236)
========== =================== ========= ======== ============ ========== ====================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                          MSF BLACKROCK DIVERSIFIED
                                                                                                INVESTMENT DIVISION
                                                     --------------------------------------------------------------
                                                              2008                         2007             2006
                                                     ---------------- ---------------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 5,620,528                  $ 5,593,077      $ 5,093,370
  Net realized gains (losses)                            1,274,596                    3,011,483        2,697,730
  Change in unrealized gains (losses) on investments   (90,018,067)                   7,614,036       21,697,213
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                 (83,122,943)                  16,218,596       29,488,313
                                                     ---------------- ---------------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          36,312,304                   40,003,652       43,210,333
  Net transfers (including fixed account)               (7,645,743)                  (6,583,051)     (14,585,173)
  Policy charges                                       (25,234,783)                 (24,846,715)     (25,567,832)
  Transfers for policy benefits and terminations       (18,838,290)                 (21,979,765)     (20,863,345)
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (15,406,512)                 (13,405,879)     (17,806,017)
                                                     ---------------- ---------------------------- ----------------
     Net increase (decrease) in net assets             (98,529,455)                   2,812,717       11,682,296
NET ASSETS:
  Beginning of period                                  334,245,436                  331,432,719      319,750,423
                                                     ---------------- ---------------------------- ----------------
  End of period                                      $ 235,715,981                $ 334,245,436    $ 331,432,719
                                                     ================ ============================ ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                         MSF BLACKROCK AGGRESSIVE GROWTH                                        MSF METLIFE STOCK INDEX
                                     INVESTMENT DIVISION                                            INVESTMENT DIVISION
--------------------------------------------------------- ------------------------------------------------------------
         2008                   2007              2006             2008                       2007             2006
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
 $ (1,837,501)          $ (2,172,462)     $ (1,968,385)     $ 7,210,587                $ 1,607,854      $ 7,509,405
      740,184              1,382,763        (1,521,325)      24,582,861                 22,330,416       27,994,237
 (115,833,611)            44,452,957        16,167,405     (312,125,621)                 7,171,409       53,741,400
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
 (116,930,928)            43,663,258        12,677,695     (280,332,173)                31,109,679       89,245,042
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
   22,493,319             24,166,939        26,442,113      104,846,071                108,420,954       97,155,710
   (1,853,857)            (6,084,428)       (4,120,591)     (10,320,663)                (8,388,405)     (16,861,291)
  (14,747,697)           (14,515,068)      (14,565,748)     (45,394,792)               (45,320,834)     (44,010,383)
  (14,745,615)           (15,886,481)      (13,935,844)     (44,256,002)               (45,317,699)     (23,533,626)
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
   (8,853,850)           (12,319,038)       (6,180,070)       4,874,614                  9,394,016       12,750,410
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
 (125,784,778)            31,344,220         6,497,625     (275,457,559)                40,503,695      101,995,452
  260,061,815            228,717,595       222,219,970      748,068,488                707,564,793      605,569,341
---------------- ---------------------- ----------------- ---------------- -------------------------- ----------------
$ 134,277,037          $ 260,061,815      $228,717,595    $ 472,610,929              $ 748,068,488    $ 707,564,793
================ ====================== ================= ================ ========================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                         MSF JULIUS BAER INTERNATIONAL STOCK
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,319,521              $ 147,518        $ 350,554
  Net realized gains (losses)                           6,453,740              5,161,819          832,502
  Change in unrealized gains (losses) on investments  (39,671,178)             1,044,733        7,805,567
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                (31,897,917)             6,354,070        8,988,623
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          6,916,925              7,358,066        7,377,673
  Net transfers (including fixed account)              (1,195,679)               338,266        2,367,896
  Policy charges                                       (3,925,209)            (4,047,380)      (3,898,913)
  Transfers for policy benefits and terminations       (3,608,501)            (4,807,457)      (4,181,849)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (1,812,464)            (1,158,505)       1,664,807
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (33,710,381)             5,195,565       10,653,430
NET ASSETS:
  Beginning of period                                  72,704,709             67,509,144       56,855,714
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 38,994,328           $ 72,704,709      $67,509,144
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                             MSF FI MID CAP OPPORTUNITIES                      MSF T. ROWE PRICE SMALL CAP GROWTH
                                      INVESTMENT DIVISION                                     INVESTMENT DIVISION
--------------------------------------------------------- -------------------------------------------------------
         2008                   2007              2006            2008                   2007             2006
---------------- ---------------------- ----------------- --------------- ---------------------------------------
   $ (979,736)          $ (2,156,929)     $ (2,228,656)     $ (578,209)            $ (695,384)      $ (661,143)
   (1,134,327)            (3,610,711)       (4,482,428)     14,184,194              1,678,195          842,686
 (152,860,483)            25,889,645        33,489,573     (44,529,670)             6,321,798        2,138,730
---------------- ---------------------- ----------------- --------------- ---------------------- ----------------
 (154,974,546)            20,122,005        26,778,489     (30,923,685)             7,304,609        2,320,273
---------------- ---------------------- ----------------- --------------- ---------------------- ----------------
   31,724,715             35,873,638        38,876,326       8,304,333              9,360,936       10,038,924
   (4,453,234)            (7,434,397)       (8,221,054)     (1,832,472)            (3,254,756)      (2,086,001)
  (15,821,684)           (17,322,434)      (17,360,725)     (4,567,009)            (4,451,023)      (4,682,277)
  (14,714,403)           (19,624,632)      (16,355,336)     (4,436,137)            (5,026,325)      (4,410,219)
---------------- ---------------------- ----------------- --------------- ---------------------- ----------------
   (3,264,606)            (8,507,825)       (3,060,789)     (2,531,285)            (3,371,168)      (1,139,573)
---------------- ---------------------- ----------------- --------------- ---------------------- ----------------
 (158,239,152)            11,614,180        23,717,700     (33,454,970)             3,933,441        1,180,700
  283,077,852            271,463,672       247,745,972      85,746,187             81,812,746       80,632,046
---------------- ---------------------- ----------------- --------------- ---------------------- ----------------
$ 124,838,700          $ 283,077,852      $271,463,672    $ 52,291,217           $ 85,746,187      $81,812,746
================ ====================== ================= =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                              MSF OPPENHEIMER GLOBAL EQUITY
                                                                                        INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 579,985              $ 151,331        $ 753,065
  Net realized gains (losses)                           1,806,879              1,460,274        1,433,066
  Change in unrealized gains (losses) on investments  (23,254,667)             1,125,527        4,443,736
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                (20,867,803)             2,737,132        6,629,867
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          4,811,674              5,517,581        5,350,913
  Net transfers (including fixed account)              (1,307,371)               265,706          346,998
  Policy charges                                       (2,551,030)            (2,601,520)      (2,495,915)
  Transfers for policy benefits and terminations       (2,513,495)            (2,790,725)      (2,492,124)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (1,560,222)               391,042          709,872
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (22,428,025)             3,128,174        7,339,739
NET ASSETS:
  Beginning of period                                  52,072,709             48,944,535       41,604,796
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 29,644,684           $ 52,072,709      $48,944,535
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                         MSF MFS VALUE                                     MSF NEUBERGER BERMAN MID CAP VALUE
                   INVESTMENT DIVISION                                                    INVESTMENT DIVISION
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
        2008                   2007            2006            2008                   2007             2006
--------------- ---------------------- --------------- --------------- ----------------------    -------------
   $ 561,336              $ (28,106)      $ (31,123)       $ (1,022)            $ (261,148)       $(262,264)
   4,618,363              2,998,773         835,096         465,644              3,913,488        7,045,174
 (26,124,726)            (5,878,800)      8,574,081     (39,787,375)            (1,796,392)         382,304
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
 (20,945,027)            (2,908,133)      9,378,054     (39,322,753)             1,855,948        7,165,214
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   9,258,644             10,581,263      11,305,507      12,028,118             13,273,938       13,072,820
  (2,421,442)            (1,429,602)     (3,330,328)     (1,512,789)              (503,917)       3,378,877
  (4,038,000)            (4,317,588)     (4,238,848)     (5,289,330)            (5,570,345)      (5,310,344)
  (2,767,928)            (4,292,114)     (3,266,980)     (3,842,875)            (4,785,600)      (3,723,613)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
      31,274                541,959         469,351       1,383,124              2,414,076        7,417,740
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
 (20,913,753)            (2,366,174)      9,847,405     (37,939,629)             4,270,024       14,582,954
  61,926,665             64,292,839      54,445,434      82,005,373             77,735,349       63,152,395
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
$ 41,012,912           $ 61,926,665    $ 64,292,839    $ 44,065,744           $ 82,005,373      $77,735,349
=============== ====================== =============== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                          MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (96,719)            $ (199,231)      $ (223,162)
  Net realized gains (losses)                           2,565,785              2,082,657          507,318
  Change in unrealized gains (losses) on investments  (24,832,884)             2,367,516        5,044,250
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                (22,363,818)             4,250,942        5,328,406
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          6,714,567              7,257,794        7,320,586
  Net transfers (including fixed account)                (722,396)            (2,228,506)         264,173
  Policy charges                                       (3,279,014)            (3,216,395)      (3,041,779)
  Transfers for policy benefits and terminations       (2,458,005)            (2,568,167)      (2,505,832)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           255,152               (755,274)       2,037,148
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (22,108,666)             3,495,668        7,365,554
NET ASSETS:
  Beginning of period                                  52,811,241             49,315,573       41,950,019
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 30,702,575           $ 52,811,241      $49,315,573
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

             MSF LEHMAN BROTHERS AGGREGATE BOND INDEX                          MSF MORGAN STANLEY EAFE INDEX
                                  INVESTMENT DIVISION                                    INVESTMENT DIVISION
------------------------------------------------------ -------------------------------------------------------
        2008                   2007            2006            2008                   2007             2006
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
 $ 3,745,554            $ 3,682,982     $ 3,031,227     $ 1,230,251              $ 725,557        $ 423,680
     578,961                192,840         (57,852)      2,898,914              2,259,334          984,685
     873,489              2,133,669         (71,436)    (35,342,222)             2,980,876        9,577,488
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   5,198,004              6,009,491       2,901,939     (31,213,057)             5,965,767       10,985,853
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
  17,571,072             17,877,600      17,471,563      11,532,998             11,289,849        9,956,199
 (10,724,107)             3,276,682         387,397       1,253,714              4,399,093        1,802,577
  (8,741,597)            (7,537,250)     (6,943,571)     (4,798,345)            (4,672,031)      (3,911,321)
 (11,706,897)            (5,115,587)     (3,947,414)     (3,419,820)            (3,748,512)      (2,889,103)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
 (13,601,529)             8,501,445       6,967,975       4,568,547              7,268,399        4,958,352
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
  (8,403,525)            14,510,936       9,869,914     (26,644,510)            13,234,166       15,944,205
 104,928,263             90,417,327      80,547,413      71,635,930             58,401,764       42,457,559
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
$ 96,524,738          $ 104,928,263    $ 90,417,327    $ 44,991,420           $ 71,635,930      $58,401,764
=============== ====================== =============== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                        MSF RUSSELL 2000 INDEX
                                                                                           INVESTMENT DIVISION
                                                     ---------------------------------------------------------
                                                             2008                      2007            2006
                                                     --------------- ------------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 223,659                  $ 50,303        $ (4,913)
  Net realized gains (losses)                           1,982,185                 5,503,433       2,636,194
  Change in unrealized gains (losses) on investments  (21,357,274)               (6,890,836)      5,025,107
                                                     --------------- ------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                (19,151,430)               (1,337,100)      7,656,388
                                                     --------------- ------------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          7,965,817                 8,728,900       9,061,617
  Net transfers (including fixed account)              (1,376,858)                  182,391       1,828,304
  Policy charges                                       (3,405,238)               (3,451,476)     (3,270,510)
  Transfers for policy benefits and terminations       (2,830,521)               (3,167,104)     (2,623,656)
                                                     --------------- ------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           353,200                 2,292,711       4,995,755
                                                     --------------- ------------------------- ---------------
     Net increase (decrease) in net assets            (18,798,230)                  955,611      12,652,143
NET ASSETS:
  Beginning of period                                  56,244,600                55,288,989      42,636,846
                                                     --------------- ------------------------- ---------------
  End of period                                      $ 37,446,370              $ 56,244,600    $ 55,288,989
                                                     =============== ========================= ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                 MSF JENNISON GROWTH                           MSF BLACKROCK STRATEGIC VALUE
                                 INVESTMENT DIVISION                                     INVESTMENT DIVISION
----------------------------------------------------- --------------------------------------------------------
       2008                   2007            2006            2008                   2007              2006
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
  $ 209,436              $ (64,681)     $ (113,119)     $ (263,415)            $ (601,992)       $ (529,917)
  1,100,787                743,825         127,931       6,156,715             12,982,944        18,850,246
 (7,064,823)               832,560         269,709     (44,228,185)           (16,875,056)       (4,073,024)
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
 (5,754,600)             1,511,704         284,521     (38,334,885)            (4,494,104)       14,247,305
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
  1,982,892              2,217,875       2,455,072      13,840,463             15,755,463        17,326,197
   (361,588)              (414,141)        (87,387)     (4,686,927)            (2,527,871)       (3,858,623)
   (951,173)              (905,170)       (914,319)     (6,294,459)            (6,814,895)       (6,990,567)
   (843,478)              (767,811)       (722,873)     (5,526,338)            (6,624,745)       (5,432,706)
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
   (173,347)               130,753         730,493      (2,667,261)              (212,048)        1,044,301
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
 (5,927,947)             1,642,457       1,015,014     (41,002,146)            (4,706,152)       15,291,606
 15,741,716             14,099,259      13,084,245     100,708,365            105,414,517        90,122,911
-------------- ---------------------- --------------- --------------- ---------------------- -----------------
$ 9,813,769           $ 15,741,716    $ 14,099,259    $ 59,706,219          $ 100,708,365     $ 105,414,517
============== ====================== =============== =============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                             MSF METLIFE MID CAP STOCK INDEX
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 324,526              $ (53,618)       $ 186,015
  Net realized gains (losses)                           4,777,346              3,703,948        4,163,714
  Change in unrealized gains (losses) on investments  (28,232,883)               158,945          201,865
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                (23,131,011)             3,809,275        4,551,594
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          9,503,166             10,058,472        9,822,002
  Net transfers (including fixed account)                 922,808              1,446,934        1,873,265
  Policy charges                                       (4,174,112)            (4,088,802)      (3,798,648)
  Transfers for policy benefits and terminations       (6,346,919)            (3,356,812)      (2,881,354)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           (95,057)             4,059,792        5,015,265
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (23,226,068)             7,869,067        9,566,859
NET ASSETS:
  Beginning of period                                  63,959,203             56,090,136       46,523,277
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 40,733,135           $ 63,959,203      $56,090,136
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

              MSF FRANKLIN TEMPLETON SMALL CAP GROWTH                         MSF BLACKROCK LARGE CAP VALUE
                                  INVESTMENT DIVISION                                   INVESTMENT DIVISION
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
       2008                   2007            2006           2008                   2007            2006
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
  $ (48,690)             $ (60,634)      $ (50,288)      $ (2,759)              $ 13,846        $ 22,314
    462,091                725,945         422,517         (9,263)               761,534         510,491
 (3,371,627)              (436,173)        106,882     (4,899,187)              (536,165)        656,059
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
 (2,958,226)               229,138         479,111     (4,911,209)               239,215       1,188,864
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
  1,143,026              1,295,669       1,209,783      2,920,669              2,853,366       1,723,914
   (232,983)               (34,464)        321,633        905,258              1,496,583       2,275,636
   (445,177)              (461,653)       (432,712)    (1,106,269)              (997,837)       (637,550)
   (339,761)              (356,935)       (317,572)      (512,125)              (713,538)       (290,749)
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
    125,105                442,617         781,132      2,207,533              2,638,574       3,071,251
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
 (2,833,121)               671,755       1,260,243     (2,703,676)             2,877,789       4,260,115
  7,040,049              6,368,294       5,108,051     12,275,048              9,397,259       5,137,144
-------------- ---------------------- --------------- -------------- ---------------------- ---------------
$ 4,206,928            $ 7,040,049      $6,368,294    $ 9,571,372           $ 12,275,048      $9,397,259
============== ====================== =============== ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                       MSF DAVIS VENTURE VALUE
                                                                                           INVESTMENT DIVISION
                                                     ----------------------------------------------------------
                                                             2008                       2007            2006
                                                     --------------- -------------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 252,624                  $ (49,271)       $ 19,378
  Net realized gains (losses)                             284,552                    581,875       2,307,728
  Change in unrealized gains (losses) on investments  (24,908,606)                 1,282,046       3,652,646
                                                     --------------- -------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                (24,371,430)                 1,814,650       5,979,752
                                                     --------------- -------------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         10,613,485                 10,865,750       9,665,122
  Net transfers (including fixed account)                 154,312                  3,012,023      (4,035,297)
  Policy charges                                       (4,201,518)                (4,001,496)     (3,767,671)
  Transfers for policy benefits and terminations       (2,743,331)                (3,000,396)     (1,975,307)
                                                     --------------- -------------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         3,822,948                  6,875,881        (113,153)
                                                     --------------- -------------------------- ---------------
     Net increase (decrease) in net assets            (20,548,482)                 8,690,531       5,866,599
NET ASSETS:
  Beginning of period                                  58,550,244                 49,859,713      43,993,114
                                                     --------------- -------------------------- ---------------
  End of period                                      $ 38,001,762               $ 58,550,244    $ 49,859,713
                                                     =============== ========================== ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                          MSF LOOMIS SAYLES SMALL CAP                  MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                  INVESTMENT DIVISION                                    INVESTMENT DIVISION
------------------------------------------------------- ------------------------------------------------------
        2008                   2007             2006           2008                   2007             2006
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
  $ (116,679)            $ (113,405)       $ (90,220)     $ (18,267)             $ (19,922)       $ (26,434)
   2,006,144              1,801,940        1,056,941       (120,478)                64,255          954,600
  (7,889,493)              (305,465)         425,449     (1,924,420)               437,029       (1,121,566)
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
  (6,000,028)             1,383,070        1,392,170     (2,063,165)               481,362         (193,400)
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
   2,662,737              2,609,684        2,123,062      1,197,008                860,589          579,414
     421,215              1,184,072        2,032,759      1,571,610                621,856       (7,570,628)
  (1,093,210)              (976,939)        (791,339)      (466,831)              (303,215)        (483,151)
    (727,927)              (762,075)        (537,409)      (276,284)              (105,375)        (171,948)
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
   1,262,815              2,054,742        2,827,073      2,025,503              1,073,855       (7,646,313)
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
  (4,737,213)             3,437,812        4,219,243        (37,662)             1,555,217       (7,839,713)
  15,771,472             12,333,660        8,114,417      3,824,550              2,269,333       10,109,046
--------------- ---------------------- ---------------- -------------- ---------------------- ----------------
$ 11,034,259           $ 15,771,472     $ 12,333,660    $ 3,786,888            $ 3,824,550       $2,269,333
=============== ====================== ================ ============== ====================== =================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                   MSF BLACKROCK BOND INCOME
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 3,846,123            $ 2,245,950       $4,656,087
  Net realized gains (losses)                            (261,951)                86,411         (168,463)
  Change in unrealized gains (losses) on investments   (7,357,146)             2,574,419       (1,188,505)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                 (3,772,974)             4,906,780        3,299,119
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         10,790,630             12,386,608       13,105,607
  Net transfers (including fixed account)              (3,035,916)            (1,778,536)      (6,953,279)
  Policy charges                                       (7,121,758)            (6,382,704)      (6,810,300)
  Transfers for policy benefits and terminations       (7,310,990)            (9,006,967)      (5,023,099)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (6,678,034)            (4,781,599)      (5,681,071)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (10,451,008)               125,181       (2,381,952)
NET ASSETS:
  Beginning of period                                  92,436,358             92,311,177       94,693,129
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 81,985,350           $ 92,436,358      $92,311,177
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                               MSF FI VALUE LEADERS                        MSF HARRIS OAKMARK FOCUSED VALUE
                                INVESTMENT DIVISION                                     INVESTMENT DIVISION
----------------------------------------------------- -------------------------------------------------------
       2008                    2007           2006            2008                   2007             2006
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
   $ 62,174                 $ 3,233        $ 6,148      $ (210,128)            $ (184,504)      $ (289,521)
    411,042                 675,004        177,507       4,346,340              8,147,137        5,738,053
 (3,184,937)               (503,196)       304,366     (29,274,257)           (12,430,441)         467,020
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
 (2,711,721)                175,041        488,021     (25,138,045)            (4,467,808)       5,915,552
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
  1,366,282               1,529,707      1,367,655       8,854,520             10,174,883       10,865,790
   (339,700)                104,032      1,301,345      (1,996,000)            (2,660,752)      (1,374,110)
   (540,376)               (556,747)      (460,789)     (3,462,919)            (4,002,257)      (4,090,493)
   (291,811)               (288,167)      (180,208)     (2,411,660)            (3,090,850)      (2,391,996)
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
    194,395                 788,825      2,028,003         983,941                421,024        3,009,191
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
 (2,517,326)                963,866      2,516,024     (24,154,104)            (4,046,784)       8,924,743
  6,742,764               5,778,898      3,262,874      54,129,720             58,176,504       49,251,761
-------------- ----------------------- -------------- --------------- ---------------------- ----------------
$ 4,225,438             $ 6,742,764    $ 5,778,898    $ 29,975,616           $ 54,129,720      $58,176,504
============== ======================= ============== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                        MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                              INVESTMENT DIVISION
                                                     ------------------------------------------------------------
                                                             2008                   2007                  2006
                                                     --------------- ---------------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 570,564              $ 315,401             $ 566,836
  Net realized gains (losses)                            (105,443)                44,985               153,548
  Change in unrealized gains (losses) on investments   (3,452,504)               187,688              (101,864)
                                                     --------------- ---------------------- ---------------------
     Net increase (decrease) in net assets resulting
       from operations                                 (2,987,383)               548,074               618,520
                                                     --------------- ---------------------- ---------------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          3,632,344              3,898,365             4,045,076
  Net transfers (including fixed account)                (873,301)               466,692               608,234
  Policy charges                                       (1,570,638)            (1,437,856)           (1,458,611)
  Transfers for policy benefits and terminations       (1,108,566)              (905,402)             (719,792)
                                                     --------------- ---------------------- ---------------------
     Net increase (decrease) in net assets resulting
       from policy transactions                            79,839              2,021,799             2,474,907
                                                     --------------- ---------------------- ---------------------
     Net increase (decrease) in net assets             (2,907,544)             2,569,873             3,093,427
NET ASSETS:
  Beginning of period                                  18,372,006             15,802,133            12,708,706
                                                     --------------- ---------------------- ---------------------
  End of period                                      $ 15,464,462           $ 18,372,006          $ 15,802,133
                                                     =============== ====================== =====================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

         MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT                             MSF BLACKROCK MONEY MARKET
                                  INVESTMENT DIVISION                                    INVESTMENT DIVISION
------------------------------------------------------ -------------------------------------------------------
        2008                   2007            2006            2008                   2007             2006
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   $ 545,979              $ 274,009       $ 316,238     $ 1,496,178            $ 2,722,729       $1,597,189
     (26,281)                   988         (10,510)             --                     --               --
    (712,221)               246,140         127,750              --                     --               --
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
    (192,523)               521,137         433,478       1,496,178              2,722,729        1,597,189
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
   3,041,844              3,196,989       3,383,683       7,147,517              5,145,397        5,160,393
    (439,337)                65,805          68,005      (3,230,345)               (71,102)      28,142,059
  (1,426,939)            (1,262,963)     (1,263,500)     (1,791,374)            (3,180,663)      (1,921,201)
  (1,143,545)              (773,977)       (585,585)     (3,755,019)              (547,125)      (1,677,592)
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
      32,023              1,225,854       1,602,603      (1,629,221)             1,346,507       29,703,659
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
    (160,500)             1,746,991       2,036,081        (133,043)             4,069,236       31,300,848
  15,797,381             14,050,390      12,014,309      63,398,057             59,328,821       28,027,973
--------------- ---------------------- --------------- --------------- ---------------------- ----------------
$ 15,636,881           $ 15,797,381    $ 14,050,390    $ 63,265,014           $ 63,398,057      $59,328,821
=============== ====================== =============== =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                    MSF MFS TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                            2008                    2007           2006
                                                     -------------- ----------------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 147,927                $ 53,260       $ 66,316
  Net realized gains (losses)                            299,566                 167,623         64,610
  Change in unrealized gains (losses) on investments  (1,824,737)               (104,370)       205,638
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                (1,377,244)                116,513        336,564
                                                     -------------- ----------------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         1,252,582               1,181,286      1,268,749
  Net transfers (including fixed account)                209,612               1,133,382        560,665
  Policy charges                                        (544,548)               (457,695)      (455,108)
  Transfers for policy benefits and terminations        (228,375)               (205,897)       (86,159)
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          689,271               1,651,076      1,288,147
                                                     -------------- ----------------------- --------------
     Net increase (decrease) in net assets              (687,973)              1,767,589      1,624,711
NET ASSETS:
  Beginning of period                                  5,549,510               3,781,921      2,157,210
                                                     -------------- ----------------------- --------------
  End of period                                      $ 4,861,537             $ 5,549,510    $ 3,781,921
                                                     ============== ======================= ==============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                MSF METLIFE CONSERVATIVE ALLOCATION      MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                INVESTMENT DIVISION                                  INVESTMENT DIVISION
--------------------------------------------------- ----------------------------------------------------
       2008                   2007          2006           2008                   2007           2006
-------------- ---------------------- ------------- -------------- ---------------------- --------------
   $ 10,090               $ (5,884)      $ 7,154       $ 15,426              $ (21,161)      $ 18,671
   (144,954)                24,396         2,237         (9,779)                29,950         32,936
   (182,260)                12,074        19,393       (847,823)                79,599         73,219
-------------- ---------------------- ------------- -------------- ---------------------- --------------
   (317,124)                30,586        28,784       (842,176)                88,388        124,826
-------------- ---------------------- ------------- -------------- ---------------------- --------------
    277,237                157,209        60,249      1,068,633                793,665        351,209
    917,176                218,409       382,425        821,833                772,317      1,104,702
   (193,582)               (89,575)      (39,164)      (557,733)              (367,535)      (201,780)
   (117,612)               (24,846)      (58,267)      (249,480)              (193,487)       (73,416)
-------------- ---------------------- ------------- -------------- ---------------------- --------------
    883,219                261,197       345,243      1,083,253              1,004,960      1,180,715
-------------- ---------------------- ------------- -------------- ---------------------- --------------
    566,095                291,783       374,027        241,077              1,093,348      1,305,541
    784,035                492,252       118,225      2,977,400              1,884,052        578,511
-------------- ---------------------- ------------- -------------- ---------------------- --------------
$ 1,350,130              $ 784,035      $492,252    $ 3,218,477            $ 2,977,400    $ 1,884,052
============== ====================== ============= ============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                            MSF METLIFE MODERATE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                     --------------- ---------------------- ---------------
                                                             2008                   2007            2006
                                                     --------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                           $ 37,558              $ (97,780)       $ 30,400
  Net realized gains (losses)                            (190,034)               188,933         155,125
  Change in unrealized gains (losses) on investments   (6,087,839)               262,197         474,841
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                 (6,240,315)               353,350         660,366
                                                     --------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          6,618,762              4,870,486       2,581,867
  Net transfers (including fixed account)               3,791,639              6,540,248       5,712,018
  Policy charges                                       (2,810,307)            (1,921,467)       (821,648)
  Transfers for policy benefits and terminations       (1,220,615)              (852,946)       (175,764)
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         6,379,479              8,636,321       7,296,473
                                                     --------------- ---------------------- ---------------
     Net increase (decrease) in net assets                139,164              8,989,671       7,956,839
NET ASSETS:
  Beginning of period                                  18,395,945              9,406,274       1,449,435
                                                     --------------- ---------------------- ---------------
  End of period                                      $ 18,535,109           $ 18,395,945      $9,406,274
                                                     =============== ====================== ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

         MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                     MSF METLIFE AGGRESSIVE ALLOCATION
                                   INVESTMENT DIVISION                                   INVESTMENT DIVISION
------------------------------------------------------ -----------------------------------------------------
        2008                   2007            2006           2008                   2007            2006
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
   $ (16,159)            $ (170,147)       $ 12,275      $ (10,348)             $ (40,153)       $ (3,889)
     175,501                122,439         211,255         90,850                101,806          (1,267)
 (15,640,562)               371,705         870,757     (4,222,544)               (95,922)        225,674
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
 (15,481,220)               323,997       1,094,287     (4,142,042)               (34,269)        220,518
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
  18,467,427             11,490,456       3,660,525      3,819,292              2,720,243         769,602
   5,509,124             12,371,719       8,417,200        697,397              3,811,580       1,804,040
  (6,415,360)            (3,994,239)     (1,282,528)    (1,345,001)              (899,415)       (265,591)
  (1,143,926)            (1,174,499)       (320,422)      (323,045)              (341,600)        (46,683)
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
  16,417,265             18,693,437      10,474,775      2,848,643              5,290,808       2,261,368
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
     936,045             19,017,434      11,569,062     (1,293,399)             5,256,539       2,481,886
  32,935,899             13,918,465       2,349,403      8,191,098              2,934,559         452,673
--------------- ---------------------- --------------- -------------- ---------------------- ---------------
$ 33,871,944           $ 32,935,899    $ 13,918,465    $ 6,897,699            $ 8,191,098      $2,934,559
=============== ====================== =============== ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                    MSF FI LARGE CAP
                                                                                 INVESTMENT DIVISION
                                                     -----------------------------------------------
                                                          2008                   2007     2006 (A)
                                                     ------------ ---------------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ (2,929)              $ (1,420)     $ (246)
  Net realized gains (losses)                         (123,745)                11,455          21
  Change in unrealized gains (losses) on investments  (117,754)                (8,523)      4,291
                                                     ------------ ---------------------- -----------
     Net increase (decrease) in net assets resulting
       from operations                                (244,428)                 1,512       4,066
                                                     ------------ ---------------------- -----------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          96,860                 51,455      13,027
  Net transfers (including fixed account)              229,731                217,615      64,888
  Policy charges                                       (46,254)               (22,401)     (4,862)
  Transfers for policy benefits and terminations        (6,453)                (5,637)    (15,434)
                                                     ------------ ---------------------- -----------
     Net increase (decrease) in net assets resulting
       from policy transactions                        273,884                241,032      57,619
                                                     ------------ ---------------------- -----------
     Net increase (decrease) in net assets              29,456                242,544      61,685
NET ASSETS:
  Beginning of period                                  304,229                 61,685          --
                                                     ------------ ---------------------- -----------
  End of period                                      $ 333,685              $ 304,229    $ 61,685
                                                     ============ ====================== ===========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                MSF CAPITAL GUARDIAN U.S. EQUITY                         JANUS ASPEN LARGE CAP GROWTH
                             INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------- -----------------------------------------------------
     2008                   2007       2006 (A)          2008                   2007            2006
------------ ---------------------- ------------- -------------- ---------------------- ---------------
  $ 1,373               $ (2,206)        $ 582       $ 16,320               $ 16,929           $ 660
    1,473                 50,654            40         49,473                 60,269          80,063
 (133,853)               (50,293)       25,383     (3,051,413)               750,675         477,638
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 (131,007)                (1,845)       26,005     (2,985,620)               827,873         558,361
------------ ---------------------- ------------- -------------- ---------------------- ---------------
   17,989                 78,786        48,952        663,301                704,439         729,644
   13,455                 60,667       245,401        122,598                 57,292        (237,146)
   (6,716)                (6,117)       (2,972)      (245,583)              (191,669)       (178,843)
 (180,389)                   197        67,457       (135,708)                20,341          (4,481)
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 (155,661)               133,533       358,838        404,608                590,403         309,174
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 (286,668)               131,688       384,843     (2,581,012)             1,418,276         867,535
  516,531                384,843            --      7,219,885              5,801,609       4,934,074
------------ ---------------------- ------------- -------------- ---------------------- ---------------
$ 229,863              $ 516,531      $384,843    $ 4,638,873            $ 7,219,885      $5,801,609
============ ====================== ============= ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                   JANUS ASPEN BALANCED
                                                                                    INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                          2008                    2007         2006
                                                     --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 2,996                 $ 1,623         $ 37
  Net realized gains (losses)                            3,694                     747           33
  Change in unrealized gains (losses) on investments   (21,788)                  2,101          147
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                 (15,098)                  4,471          217
                                                     ------------ ----------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          43,848                  34,534          234
  Net transfers (including fixed account)              144,876                  41,177           --
  Policy charges                                        (4,348)                 (3,275)        (328)
  Transfers for policy benefits and terminations        (2,904)                    817           --
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        181,472                  73,253          (94)
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets             166,374                  77,724          123
NET ASSETS:
  Beginning of period                                   80,035                   2,311        2,188
                                                     ------------ ----------------------- ------------
  End of period                                      $ 246,409                $ 80,035       $2,311
                                                     ============ ======================= ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                         JANUS ASPEN
                                                       INTERNATIONAL            JANUS ASPEN
                             JANUS ASPEN FORTY                GROWTH          MID CAP VALUE
                           INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------------------------ ---------------------- ----------------------
     2008                   2007         2006                2008 (B)               2008 (B)
------------ ---------------------- ------------ ---------------------- ----------------------
 $ (2,300)                $ (384)      $ (231)                 $ (44)                 $ 428
  (93,936)                 6,298          (26)                  (177)                   (45)
 (295,412)                82,907        8,113                (18,504)                (2,160)
------------ ---------------------- ------------ ---------------------- ----------------------
 (391,648)                88,821        7,856                (18,725)                (1,777)
------------ ---------------------- ------------ ---------------------- ----------------------
   22,794                216,674           --                     38                 42,634
  641,922                107,905      107,014                 45,738                114,248
  (14,473)                (5,310)      (3,469)                  (400)                  (649)
 (302,227)                  (525)         (39)                  (667)                (4,069)
------------ ---------------------- ------------ ---------------------- ----------------------
  348,016                318,744      103,506                 44,709                152,164
------------ ---------------------- ------------ ---------------------- ----------------------
  (43,632)               407,565      111,362                 25,984                150,387
  518,927                111,362           --                     --                     --
------------ ---------------------- ------------ ---------------------- ----------------------
$ 475,295              $ 518,927    $ 111,362               $ 25,984              $ 150,387
============ ====================== ============ ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                      AIM V.I. GLOBAL REAL ESTATE
                                                                                              INVESTMENT DIVISION
                                                     ------------------------------------------------------------
                                                            2008                           2007           2006
                                                     -------------- ------------------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 117,347                      $ 152,743       $ 15,226
  Net realized gains (losses)                            (61,509)                       570,510        416,936
  Change in unrealized gains (losses) on investments  (1,334,686)                      (881,479)       328,141
                                                     -------------- ------------------------------ --------------
     Net increase (decrease) in net assets resulting
       from operations                                (1,278,848)                      (158,226)       760,303
                                                     -------------- ------------------------------ --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           125,102                        118,444         86,308
  Net transfers (including fixed account)                 28,052                        155,185        198,270
  Policy charges                                         (71,189)                       (75,484)       (59,455)
  Transfers for policy benefits and terminations          80,702                       (231,266)        29,368
                                                     -------------- ------------------------------ --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          162,667                        (33,121)       254,491
                                                     -------------- ------------------------------ --------------
     Net increase (decrease) in net assets            (1,116,181)                      (191,347)     1,014,794
NET ASSETS:
  Beginning of period                                  2,571,266                      2,762,613      1,747,819
                                                     -------------- ------------------------------ --------------
  End of period                                      $ 1,455,085                    $ 2,571,266    $ 2,762,613
                                                     ============== ============================== ==============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                  FTVIPT TEMPLETON FOREIGN SECURITIES                  FTVIPT MUTUAL DISCOVERY SECURITIES
                                  INVESTMENT DIVISION                                 INVESTMENT DIVISION
----------------------------------------------------- ---------------------------------------------------
       2008                   2007            2006           2008                   2007          2006
-------------- ---------------------- --------------- -------------- ---------------------- -------------
  $ 166,480              $ 135,851        $ 59,846       $ 39,464               $ 15,708       $ 3,193
    735,646                731,694         553,100         78,245                 89,496        26,820
 (4,855,241)               305,602         743,656       (759,844)                 8,690        90,251
-------------- ---------------------- --------------- -------------- ---------------------- -------------
 (3,953,115)             1,173,147       1,356,602       (642,135)               113,894       120,264
-------------- ---------------------- --------------- -------------- ---------------------- -------------
    773,781              1,046,007         763,068        407,392                388,710        81,841
    350,298                (11,614)       (517,563)       463,793                341,064       596,967
   (323,164)              (294,839)       (285,443)       (44,076)               (29,330)      (17,388)
   (355,256)              (115,394)       (188,427)       (55,518)                (7,385)       (4,239)
-------------- ---------------------- --------------- -------------- ---------------------- -------------
    445,659                624,160        (228,365)       771,591                693,059       657,181
-------------- ---------------------- --------------- -------------- ---------------------- -------------
 (3,507,456)             1,797,307       1,128,237        129,456                806,953       777,445
  9,363,624              7,566,317       6,438,080      1,706,062                899,109       121,664
-------------- ---------------------- --------------- -------------- ---------------------- -------------
$ 5,856,168            $ 9,363,624      $7,566,317    $ 1,835,518            $ 1,706,062      $899,109
============== ====================== =============== ============== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                  ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY
                                                                                  INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                         2008                   2007          2006
                                                     ----------- ---------------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ (223)                $ (334)       $ (169)
  Net realized gains (losses)                            (414)                13,926         2,596
  Change in unrealized gains (losses) on investments  (37,457)                (1,759)        2,024
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from operations                                (38,094)                11,833         4,451
                                                     ----------- ---------------------- -------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,432                  8,465        17,259
  Net transfers (including fixed account)              30,492                 (9,577)         (346)
  Policy charges                                         (913)                (2,740)       (1,156)
  Transfers for policy benefits and terminations         (567)               (17,975)          575
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        34,444                (21,827)       16,332
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets             (3,650)                (9,994)       20,783
NET ASSETS:
  Beginning of period                                  53,097                 63,091        42,308
                                                     ----------- ---------------------- -------------
  End of period                                      $ 49,447               $ 53,097       $63,091
                                                     =========== ====================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                              FIDELITY VIP CONTRAFUND                 FIDELITY VIP ASSET MANAGER: GROWTH
                                  INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------------- -------------------------------------------------
       2008                       2007           2006         2008                   2007          2006
-------------- -------------------------- -------------- ------------ ---------------------- -------------
   $ 13,305                   $ 11,445       $ 10,749     $ 17,011               $ 41,848       $12,363
   (242,658)                   861,847        231,297        8,935                 14,373         3,099
 (1,292,698)                  (453,602)      (100,652)    (532,156)               140,304        39,972
-------------- -------------------------- -------------- ------------ ---------------------- -------------
 (1,522,051)                   419,690        141,394     (506,210)               196,525        55,434
-------------- -------------------------- -------------- ------------ ---------------------- -------------
    540,486                    608,723        311,963      167,675                166,685       206,112
    269,458                    115,952        978,906       79,494                 19,124        26,719
    (91,935)                  (106,944)       (71,195)     (45,464)               (37,503)      (32,847)
   (170,946)                  (226,422)      (190,863)     (46,018)               (43,517)       (5,743)
-------------- -------------------------- -------------- ------------ ---------------------- -------------
    547,063                    391,309      1,028,811      155,687                104,789       194,241
-------------- -------------------------- -------------- ------------ ---------------------- -------------
   (974,988)                   810,999      1,170,205     (350,523)               301,314       249,675
  2,902,318                  2,091,319        921,114    1,259,390                958,076       708,401
-------------- -------------------------- -------------- ------------ ---------------------- -------------
$ 1,927,330                $ 2,902,318    $ 2,091,319    $ 908,867            $ 1,259,390      $958,076
============== ========================== ============== ============ ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                 FIDELITY VIP INVESTMENT GRADE BOND
                                                                                INVESTMENT DIVISION
                                                     -----------------------------------------------
                                                         2008                   2007         2006
                                                     ----------- ---------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,503                  $ 873       $1,359
  Net realized gains (losses)                          13,667                  1,728         (836)
  Change in unrealized gains (losses) on investments   (8,842)                 6,849          767
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                  6,328                  9,450        1,290
                                                     ----------- ---------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,021                 13,197        6,033
  Net transfers (including fixed account)            (563,563)               806,070       (2,639)
  Policy charges                                       (5,850)                (4,182)      (1,496)
  Transfers for policy benefits and terminations     (250,607)                (9,141)         306
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                      (814,999)               805,944        2,204
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets           (808,671)               815,394        3,494
NET ASSETS:
  Beginning of period                                 852,372                 36,978       33,484
                                                     ----------- ---------------------- ------------
  End of period                                      $ 43,701              $ 852,372      $36,978
                                                     =========== ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                 FIDELITY VIP           FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
             FIDELITY VIP EQUITY-INCOME               MID CAP           FREEDOM 2010           FREEDOM 2020           FREEDOM 2030
                    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
----------------------------------------- ------------------- ---------------------- ---------------------- ----------------------
     2008           2007          2006             2008 (B)               2008 (B)               2008 (B)               2008 (B)
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
 $ 16,347       $ 19,214       $ 7,573                $ 14                  $ 802                $ 1,217                  $ 652
 (281,987)       120,582        38,676                 (70)                   545                  1,278                  1,114
 (292,885)      (137,717)        1,802             (10,714)                (2,956)               (11,135)                (3,051)
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
 (558,525)         2,079        48,051             (10,770)                (1,609)                (8,640)                (1,285)
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
  140,670        252,674       100,155                  --                    339                    344                    109
  350,624        593,876       268,439              43,089                 26,580                 46,772                 22,132
  (27,027)       (17,750)       (8,287)               (179)                    --                   (315)                    --
 (544,605)       (47,391)         (590)               (315)                (1,741)                  (440)                   431
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
  (80,338)       781,409       359,717              42,595                 25,178                 46,361                 22,672
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
 (638,863)       783,488       407,768              31,825                 23,569                 37,721                 21,387
1,216,664        433,176        25,408                  --                     --                     --                     --
------------ -------------- ------------- ------------------- ---------------------- ---------------------- ----------------------
$ 577,801    $ 1,216,664      $433,176            $ 31,825               $ 23,569               $ 37,721               $ 21,387
============ ============== ============= =================== ====================== ====================== ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                       AMERICAN FUNDS GROWTH
                                                                                         INVESTMENT DIVISION
                                                     --------------------------------------------------------
                                                             2008                     2007            2006
                                                     --------------- ------------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                            $ 8,765                $ (52,702)       $ (1,070)
  Net realized gains (losses)                          11,917,407                8,414,259         921,608
  Change in unrealized gains (losses) on investments  (70,192,654)               3,035,574       6,751,062
                                                     --------------- ------------------------ ---------------
     Net increase (decrease) in net assets resulting
       from operations                                (58,266,482)              11,397,131       7,671,600
                                                     --------------- ------------------------ ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         22,132,573               21,780,214      20,408,448
  Net transfers (including fixed account)               5,909,829                5,478,471       7,977,297
  Policy charges                                       (9,064,293)              (8,331,204)     (7,453,637)
  Transfers for policy benefits and terminations       (5,469,352)              (6,086,335)     (3,900,210)
                                                     --------------- ------------------------ ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        13,508,757               12,841,146      17,031,898
                                                     --------------- ------------------------ ---------------
     Net increase (decrease) in net assets            (44,757,725)              24,238,277      24,703,498
NET ASSETS:
  Beginning of period                                 121,273,017               97,034,740      72,331,242
                                                     --------------- ------------------------ ---------------
  End of period                                      $ 76,515,292            $ 121,273,017    $ 97,034,740
                                                     =============== ======================== ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                         AMERICAN FUNDS GROWTH-INCOME               AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                  INVESTMENT DIVISION                                      INVESTMENT DIVISION
------------------------------------------------------- -------------------------------------------------------
        2008                   2007             2006            2008                   2007             2006
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
   $ 616,716              $ 523,110        $ 451,348      $ (466,291)           $ 1,230,864       $ (144,223)
   4,098,718              3,124,811        1,479,184       6,877,405              5,991,855        3,009,637
 (34,739,655)            (1,027,655)       5,509,333     (44,244,505)             1,948,016        4,197,799
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
 (30,024,221)             2,620,266        7,439,865     (37,833,391)             9,170,735        7,063,213
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
  13,919,840             14,383,389       13,556,781      11,097,448             10,006,735        7,823,334
    (337,648)             4,796,374        3,888,560          87,246             11,624,893        8,047,794
  (5,766,937)            (5,606,686)      (5,046,973)     (4,406,590)            (3,980,217)      (2,891,945)
  (3,550,594)            (4,721,206)      (2,734,867)     (2,679,242)            (2,849,609)      (1,630,844)
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
   4,264,661              8,851,871        9,663,501       4,098,862             14,801,802       11,348,339
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
 (25,759,560)            11,472,137       17,103,366     (33,734,529)            23,972,537       18,411,552
  75,370,228             63,898,091       46,794,725      67,615,279             43,642,742       25,231,190
--------------- ---------------------- ---------------- --------------- ---------------------- ----------------
$ 49,610,668           $ 75,370,228      $63,898,091    $ 33,880,750           $ 67,615,279      $43,642,742
=============== ====================== ================ =============== ====================== ================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                    AMERICAN FUNDS BOND
                                                                                    INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                            2008                   2007      2006 (A)
                                                     -------------- ---------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 168,134              $ 170,600        $ 984
  Net realized gains (losses)                            (78,359)                13,076         (909)
  Change in unrealized gains (losses) on investments    (446,834)              (143,419)      13,837
                                                     -------------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                  (357,059)                40,257       13,912
                                                     -------------- ---------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners           813,635                628,735       89,127
  Net transfers (including fixed account)                 63,592              2,131,106      574,222
  Policy charges                                        (377,262)              (207,007)     (24,950)
  Transfers for policy benefits and terminations        (182,193)               (54,852)      (8,135)
                                                     -------------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          317,772              2,497,982      630,264
                                                     -------------- ---------------------- ------------
     Net increase (decrease) in net assets               (39,287)             2,538,239      644,176
NET ASSETS:
  Beginning of period                                  3,182,415                644,176           --
                                                     -------------- ---------------------- ------------
  End of period                                      $ 3,143,128            $ 3,182,415    $ 644,176
                                                     ============== ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                             AMERICAN FUNDS
     AMERICAN FUNDS        U.S. GOVERNMENT/
      INTERNATIONAL    AAA RATED SECURITIES                      MIST T. ROWE PRICE MID CAP GROWTH
INVESTMENT DIVISION     INVESTMENT DIVISION                                    INVESTMENT DIVISION
---------------------- ----------------------- ----------------------------------------------------
            2008 (B)                2008 (B)           2008                   2007           2006
---------------------- ----------------------- --------------- --------------------- --------------
            $ 1,075                   $ 709      $ (121,466)             $ (87,125)     $ (91,448)
                (88)                      1       1,499,327              1,374,456        897,889
            (13,968)                    862      (8,808,387)               843,627       (173,792)
---------------------- ----------------------- --------------- ---------------------- --------------
            (12,981)                  1,572      (7,430,526)             2,130,958        632,649
---------------------- ----------------------- --------------- ---------------------- --------------
                 --                      --       3,106,587              2,924,293      2,471,595
             57,452                  33,514         478,281              2,016,463      1,091,785
               (246)                   (181)     (1,260,749)            (1,027,788)      (896,982)
                (91)                    (22)     (1,115,075)            (1,061,019)      (715,557)
---------------------- ----------------------- --------------- ---------------------- --------------
             57,115                  33,311       1,209,044              2,851,949      1,950,841
---------------------- ----------------------- --------------- ---------------------- --------------
             44,134                  34,883      (6,221,482)             4,982,907      2,583,490
                 --                      --      17,384,199             12,401,292      9,817,802
---------------------- ----------------------- --------------- ---------------------- --------------
           $ 44,134                $ 34,883    $ 11,162,717           $ 17,384,199    $12,401,292
====================== ======================= =============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                         MIST MFS RESEARCH INTERNATIONAL
                                                                                     INVESTMENT DIVISION
                                                     -----------------------------------------------------
                                                            2008                   2007            2006
                                                     -------------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 153,553               $ 72,282        $ 50,995
  Net realized gains (losses)                            891,055              2,172,015         504,799
  Change in unrealized gains (losses) on investments  (7,755,181)              (879,168)        963,904
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                (6,710,573)             1,365,129       1,519,698
                                                     -------------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         2,439,035              2,129,890       1,296,474
  Net transfers (including fixed account)              2,279,426              2,358,045       3,802,566
  Policy charges                                        (971,130)              (783,344)       (479,047)
  Transfers for policy benefits and terminations        (852,116)            (1,243,321)       (394,238)
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        2,895,215              2,461,270       4,225,755
                                                     -------------- ---------------------- ---------------
     Net increase (decrease) in net assets            (3,815,358)             3,826,399       5,745,453
NET ASSETS:
  Beginning of period                                 13,629,924              9,803,525       4,058,072
                                                     -------------- ---------------------- ---------------
  End of period                                      $ 9,814,566           $ 13,629,924      $9,803,525
                                                     ============== ====================== ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                  MIST PIMCO TOTAL RETURN                                   MIST RCM TECHNOLOGY
                                      INVESTMENT DIVISION                                   INVESTMENT DIVISION
---------------------------------------------------------- ----------------------------------------------------
        2008                       2007            2006           2008                   2007           2006
--------------- -------------------------- --------------- -------------- ---------------------- --------------
 $ 1,044,114                  $ 788,424       $ 501,885    $ 1,260,852              $ (78,918)     $ (61,070)
     795,767                     88,836          85,343      2,114,093                618,410        222,324
  (1,944,451)                 1,198,111         469,783     (9,308,569)             1,944,863        156,356
--------------- -------------------------- --------------- -------------- ---------------------- --------------
    (104,570)                 2,075,371       1,057,011     (5,933,624)             2,484,355        317,610
--------------- -------------------------- --------------- -------------- ---------------------- --------------
   6,020,557                  6,177,463       6,639,135      1,927,758              1,463,874      1,514,309
     960,679                    (29,170)       (231,899)      (675,929)             2,934,006       (174,207)
  (2,840,352)                (2,306,501)     (2,326,888)      (820,489)              (611,502)      (544,205)
  (2,205,736)                (1,722,935)     (1,385,066)      (607,497)              (563,025)      (414,629)
--------------- -------------------------- --------------- -------------- ---------------------- --------------
   1,935,148                  2,118,857       2,695,282       (176,157)             3,223,353        381,268
--------------- -------------------------- --------------- -------------- ---------------------- --------------
   1,830,578                  4,194,228       3,752,293     (6,109,781)             5,707,708        698,878
  32,210,481                 28,016,253      24,263,960     13,231,277              7,523,569      6,824,691
--------------- -------------------------- --------------- -------------- ---------------------- --------------
$ 34,041,059               $ 32,210,481    $ 28,016,253    $ 7,121,496           $ 13,231,277    $ 7,523,569
=============== ========================== =============== ============== ====================== ==============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                             MIST LORD ABBETT BOND DEBENTURE
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 741,410              $ 950,684       $1,051,283
  Net realized gains (losses)                             159,621                205,286           93,973
  Change in unrealized gains (losses) on investments   (5,045,528)                39,883          324,579
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                 (4,144,497)             1,195,853        1,469,835
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          3,044,630              3,554,382        3,396,611
  Net transfers (including fixed account)                (840,812)               500,659          251,738
  Policy charges                                       (1,532,129)            (1,363,634)      (1,319,485)
  Transfers for policy benefits and terminations       (1,240,893)              (993,295)        (961,494)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (569,204)             1,698,112        1,367,370
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets             (4,713,701)             2,893,965        2,837,205
NET ASSETS:
  Beginning of period                                  22,262,379             19,368,414       16,531,209
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 17,548,678           $ 22,262,379      $19,368,414
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                 MIST LAZARD MID CAP                        MIST MET/AIM SMALL CAP GROWTH
                                 INVESTMENT DIVISION                                  INVESTMENT DIVISION
---------------------------------------------------- -----------------------------------------------------
       2008                   2007           2006           2008                   2007            2006
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
   $ 16,248              $ (12,219)     $ (11,480)     $ (24,205)             $ (24,194)      $ (16,523)
     35,602                482,777        413,010        197,782                118,154         285,390
 (2,239,073)              (720,263)        56,316     (1,510,157)               135,230         (33,826)
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
 (2,187,223)              (249,705)       457,846     (1,336,580)               229,190         235,041
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
    992,305              1,149,737        908,370        623,838                601,183         582,851
    293,008                838,156        136,080         84,613                354,513         239,798
   (394,747)              (393,479)      (318,175)      (237,487)              (197,171)       (173,327)
   (365,399)              (280,900)      (197,498)      (180,449)              (131,197)        (94,796)
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
    525,167              1,313,514        528,777        290,515                627,328         554,526
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
 (1,662,056)             1,063,809        986,623     (1,046,065)               856,518         789,567
  5,084,696              4,020,887      3,034,264      3,233,322              2,376,804       1,587,237
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
$ 3,422,640            $ 5,084,696    $ 4,020,887    $ 2,187,257            $ 3,233,322      $2,376,804
============== ====================== ============== ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                           MIST HARRIS OAKMARK INTERNATIONAL
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 242,385                $ 5,167        $ 223,306
  Net realized gains (losses)                           2,675,287              2,725,469          999,953
  Change in unrealized gains (losses) on investments  (13,913,907)            (3,512,929)       2,507,928
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                (10,996,235)              (782,293)       3,731,187
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          5,154,234              5,746,134        3,829,877
  Net transfers (including fixed account)              (2,283,317)             3,549,633        5,611,008
  Policy charges                                       (1,786,246)            (1,935,617)      (1,281,424)
  Transfers for policy benefits and terminations         (944,552)            (1,288,608)        (452,967)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                           140,119              6,071,542        7,706,494
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets            (10,856,116)             5,289,249       11,437,681
NET ASSETS:
  Beginning of period                                  26,700,786             21,411,537        9,973,856
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 15,844,670           $ 26,700,786      $21,411,537
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

          MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH                    MIST LORD ABBETT GROWTH AND INCOME
                                 INVESTMENT DIVISION                                   INVESTMENT DIVISION
---------------------------------------------------- -----------------------------------------------------
       2008                   2007           2006           2008                   2007            2006
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
  $ (56,576)             $ (50,642)     $ (65,378)      $ 70,536               $ 31,039       $ (21,761)
    (18,149)               926,513        615,655        472,182                296,381         962,704
 (3,076,964)              (747,047)      (742,982)    (2,888,440)              (147,617)       (295,172)
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
 (3,151,689)               128,824       (192,705)    (2,345,722)               179,803         645,771
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
  1,253,068              1,456,917      1,626,695        479,313                510,985         975,882
    (80,248)              (281,052)       (19,816)       (17,411)              (145,041)        189,576
   (526,115)              (539,471)      (581,499)      (146,058)              (120,041)       (112,856)
   (342,790)              (705,050)      (411,238)       (23,697)                 2,312           2,408
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
    303,915                (68,656)       614,142        292,147                248,215       1,055,010
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
 (2,847,774)                60,168        421,437     (2,053,575)               428,018       1,700,781
  7,804,601              7,744,433      7,322,996      6,289,386              5,861,368       4,160,587
-------------- ---------------------- -------------- -------------- ---------------------- ---------------
$ 4,956,827            $ 7,804,601    $ 7,744,433    $ 4,235,811            $ 6,289,386      $5,861,368
============== ====================== ============== ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                         INVESTMENT DIVISION
                                                     -------------------------------------------------------
                                                             2008                   2007             2006
                                                     --------------- ---------------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 192,412               $ 44,687         $ 19,481
  Net realized gains (losses)                             947,022              2,530,886          819,954
  Change in unrealized gains (losses) on investments   (9,433,208)            (6,132,457)       3,020,558
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from operations                                 (8,293,774)            (3,556,884)       3,859,993
                                                     --------------- ---------------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          4,540,759              5,237,292        3,735,060
  Net transfers (including fixed account)                 360,392                710,529        5,998,130
  Policy charges                                       (1,606,318)            (1,829,684)      (1,362,713)
  Transfers for policy benefits and terminations         (908,507)            (1,115,544)        (638,267)
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         2,386,326              3,002,593        7,732,210
                                                     --------------- ---------------------- ----------------
     Net increase (decrease) in net assets             (5,907,448)              (554,291)      11,592,203
NET ASSETS:
  Beginning of period                                  18,432,903             18,987,194        7,394,991
                                                     --------------- ---------------------- ----------------
  End of period                                      $ 12,525,455           $ 18,432,903      $18,987,194
                                                     =============== ====================== ================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

               MIST VAN KAMPEN MID CAP GROWTH                  MIST LORD ABBETT MID CAP VALUE
                          INVESTMENT DIVISION                             INVESTMENT DIVISION
--------------------------------------------- -----------------------------------------------
2008                          2007    2006        2008                   2007          2006
-------------- ---------------------- ------- ----------- ---------------------- -------------
      $ 267                  $ (24)      $ --   $ (115)                 $ 312          $ 19
      2,309                     --         --   (9,425)                10,041         3,413
    (17,251)                  (570)        --  (38,556)               (10,458)          880
-------------- ---------------------- ------- ----------- ---------------------- -------------
    (14,675)                  (594)        --  (48,096)                  (105)        4,312
-------------- ---------------------- ------- ----------- ---------------------- -------------
         31                     --         --    6,403                 13,650         3,267
         36                 32,025         --   79,533                 12,564         5,000
       (162)                   (33)        --   (4,269)                (2,281)       (1,756)
         (1)                   (27)        --   (8,220)                    92          (547)
-------------- ---------------------- ------- ----------- ---------------------- -------------
        (96)                31,965         --   73,447                 24,025         5,964
-------------- ---------------------- ------- ----------- ---------------------- -------------
    (14,771)                31,371         --   25,351                 23,920        10,276
     31,371                     --         --   66,500                 42,580        32,304
-------------- ---------------------- ------- ----------- ---------------------- -------------
   $ 16,600               $ 31,371       $ -- $ 91,851               $ 66,500       $42,580
============== ====================== ======= =========== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                      MIST THIRD AVENUE SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                     --------------------------------------------------
                                                            2008                   2007          2006
                                                     -------------- ---------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                             $ 888                $ 1,338        $ (349)
  Net realized gains (losses)                                153                 22,579         3,522
  Change in unrealized gains (losses) on investments    (119,764)               (41,016)       21,745
                                                     -------------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from operations                                  (118,723)               (17,099)       24,918
                                                     -------------- ---------------------- -------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners            48,914                129,727        55,993
  Net transfers (including fixed account)                 30,930                 12,080       172,022
  Policy charges                                         (11,149)                (9,900)       (4,612)
  Transfers for policy benefits and terminations         (87,205)                (9,328)       (1,597)
                                                     -------------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from policy transactions                          (18,510)               122,579       221,806
                                                     -------------- ---------------------- -------------
     Net increase (decrease) in net assets              (137,233)               105,480       246,724
NET ASSETS:
  Beginning of period                                    381,064                275,584        28,860
                                                     -------------- ---------------------- -------------
  End of period                                        $ 243,831              $ 381,064      $275,584
                                                     ============== ====================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

            MIST OPPENHEIMER CAPITAL APPRECIATION                         MIST LEGG MASON VALUE EQUITY
                              INVESTMENT DIVISION                                  INVESTMENT DIVISION
------------------------------------------------- -----------------------------------------------------
     2008                   2007          2006           2008                   2007         2006 (A)
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 $ 30,626               $ (4,302)      $(1,383)     $ (20,992)             $ (54,295)      $ (20,388)
  189,066                 36,790         7,447         40,963                 37,741          98,987
 (860,586)                18,908        12,744     (3,108,496)              (371,535)        306,184
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 (640,894)                51,396        18,808     (3,088,525)              (388,089)        384,783
------------ ---------------------- ------------- -------------- ---------------------- ---------------
  373,345                205,021       117,398        938,630              1,048,842         765,241
  325,069                461,399       123,969        186,585                (45,958)      4,793,005
 (131,344)               (68,093)      (39,578)      (346,212)              (411,469)       (378,446)
  (40,306)               (23,596)       (7,607)      (338,027)              (305,084)        (26,923)
------------ ---------------------- ------------- -------------- ---------------------- ---------------
  526,764                574,731       194,182        440,976                286,331       5,152,877
------------ ---------------------- ------------- -------------- ---------------------- ---------------
 (114,130)               626,127       212,990     (2,647,549)              (101,758)      5,537,660
  955,427                329,300       116,310      5,435,902              5,537,660              --
------------ ---------------------- ------------- -------------- ---------------------- ---------------
$ 841,297              $ 955,427      $329,300    $ 2,788,353            $ 5,435,902      $5,537,660
============ ====================== ============= ============== ====================== ===============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                  MIST SSGA GROWTH ETF
                                                                                   INVESTMENT DIVISION
                                                     -------------------------------------------------
                                                          2008                    2007      2006 (A)
                                                     ------------ ----------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 4,529                $ (3,337)     $ 1,562
  Net realized gains (losses)                          (21,051)                 10,329        1,770
  Change in unrealized gains (losses) on investments  (210,490)                 (2,639)       4,607
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                (227,012)                  4,353        7,939
                                                     ------------ ----------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         168,313                  89,074        9,903
  Net transfers (including fixed account)              (72,658)                415,367      162,517
  Policy charges                                       (43,964)                (30,535)      (3,804)
  Transfers for policy benefits and terminations        (6,807)                (15,115)        (240)
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         44,884                 458,791      168,376
                                                     ------------ ----------------------- ------------
     Net increase (decrease) in net assets            (182,128)                463,144      176,315
NET ASSETS:
  Beginning of period                                  639,459                 176,315           --
                                                     ------------ ----------------------- ------------
  End of period                                      $ 457,331               $ 639,459    $ 176,315
                                                     ============ ======================= ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                  MIST SSGA GROWTH AND INCOME ETF                 MIST PIMCO INFLATION PROTECTED BOND
                              INVESTMENT DIVISION                                 INVESTMENT DIVISION
------------------------------------------------- ---------------------------------------------------
     2008                   2007       2006 (A)          2008                   2007       2006 (A)
------------ ---------------------- ------------- -------------- ---------------------- -------------
  $ 4,258               $ (2,340)      $ 1,299       $ 95,597                $ 1,791        $ (463)
  (36,815)                 9,163         1,197        (94,032)                 4,018         1,472
  (94,558)                (2,024)        2,231       (678,454)                50,303        (1,429)
------------ ---------------------- ------------- -------------- ---------------------- -------------
 (127,115)                 4,799         4,727       (676,889)                56,112          (420)
------------ ---------------------- ------------- -------------- ---------------------- -------------
  163,517                139,370         6,299        878,509                100,106        30,639
   17,087                115,257       108,357      4,986,265                716,990       134,189
  (43,029)               (28,375)       (2,470)      (339,089)               (37,516)       (6,678)
  (19,484)                (2,126)         (365)      (237,169)               (53,881)      (28,002)
------------ ---------------------- ------------- -------------- ---------------------- -------------
  118,091                224,126       111,821      5,288,516                725,699       130,148
------------ ---------------------- ------------- -------------- ---------------------- -------------
   (9,024)               228,925       116,548      4,611,627                781,811       129,728
  345,473                116,548            --        911,539                129,728            --
------------ ---------------------- ------------- -------------- ---------------------- -------------
$ 336,449              $ 345,473      $116,548    $ 5,523,166              $ 911,539      $129,728
============ ====================== ============= ============== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                      MIST BLACKROCK LARGE CAP CORE              MIST JANUS FORTY
                                                                INVESTMENT DIVISION           INVESTMENT DIVISION
                                                     --------------------------------- -----------------------------
                                                              2008          2007 (C)          2008        2007 (C)
                                                     ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ (317,267)    $ (2,431,291)     $ 249,198       $ (4,282)
  Net realized gains (losses)                            9,729,334          181,462        (35,061)        23,570
  Change in unrealized gains (losses) on investments  (169,653,539)       4,642,363     (4,523,728)       188,079
                                                     ---------------- ---------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from operations                                (160,241,472)       2,392,534     (4,309,591)       207,367
                                                     ---------------- ---------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners          42,625,658       31,838,356      1,649,448        150,350
  Net transfers (including fixed account)               (7,982,176)     442,192,771      7,003,261      3,200,586
  Policy charges                                       (28,104,995)     (19,369,800)      (590,128)       (32,750)
  Transfers for policy benefits and terminations       (24,473,418)     (20,078,179)      (325,545)       (37,605)
                                                     ---------------- ---------------- -------------- --------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        (17,934,931)     434,583,148      7,737,036      3,280,581
                                                     ---------------- ---------------- -------------- --------------
     Net increase (decrease) in net assets            (178,176,403)     436,975,682      3,427,445      3,487,948
NET ASSETS:
  Beginning of period                                  436,975,682               --      3,487,948             --
                                                     ---------------- ---------------- -------------- --------------
  End of period                                      $ 258,799,279    $ 436,975,682    $ 6,915,393    $ 3,487,948
                                                     ================ ================ ============== ==============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.



                           MIST AMERICAN        MIST AMERICAN        MIST AMERICAN            MIST MET/
        MIST DREMAN       FUNDS BALANCED         FUNDS GROWTH       FUNDS MODERATE             FRANKLIN
    SMALL CAP VALUE           ALLOCATION           ALLOCATION           ALLOCATION               INCOME
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
-------------------- -------------------- -------------------- -------------------- --------------------
            2008 (B)             2008 (B)             2008 (B)             2008 (B)             2008 (B)
-------------------- -------------------- -------------------- -------------------- --------------------
               $ --                $ 368                $ 644                $ 165                $ 469
                (10)                 (90)                  12                  (29)                 (63)
                  6               (1,781)                 (48)                (130)              (2,459)
-------------------- -------------------- -------------------- -------------------- --------------------
                 (4)              (1,503)                 608                    6               (2,053)
-------------------- -------------------- -------------------- -------------------- --------------------
                 --                  302                2,162                3,061                2,138
                114               12,281               14,336                2,966               20,690
                 --                 (973)              (1,358)              (1,421)              (1,315)
                 10                   --                   (1)                  (5)                   1
-------------------- -------------------- -------------------- -------------------- --------------------
                124               11,610               15,139                4,601               21,514
-------------------- -------------------- -------------------- -------------------- --------------------
                120               10,107               15,747                4,607               19,461
                 --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- --------------------
              $ 120             $ 10,107             $ 15,747              $ 4,607             $ 19,461
==================== ==================== ==================== ==================== ====================

                                MIST MET/
                                 FRANKLIN
           MIST MET/            TEMPLETON
            FRANKLIN             FOUNDING
       MUTUAL SHARES             STRATEGY
 INVESTMENT DIVISION  INVESTMENT DIVISION
 -------------------- -------------------
             2008 (B)            2008 (B)
 -------------------- -------------------
               $ 234               $ 207
                 (83)                (21)
              (2,584)               (146)
 -------------------- -------------------
              (2,433)                 40
 -------------------- -------------------
               4,224                 940
               7,195              10,164
                (946)               (459)
                  24                  (4)
 -------------------- -------------------
              10,497              10,641
 -------------------- -------------------
               8,064              10,681
                  --                  --
 -------------------- -------------------
             $ 8,064            $ 10,681
 ==================== ===================


The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                               MIST MET/
                                                               TEMPLETON
                                                                  GROWTH                             AMERICAN CENTURY VP VISTA
                                                     INVESTMENT DIVISION                                   INVESTMENT DIVISION
                                                     ---------------------- --------------------------------------------------
                                                                 2008 (B)       2008                   2007            2006
                                                     ---------------------- ----------- ---------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                                      $ 18      $ (285)                 $ (93)          $ (81)
  Net realized gains (losses)                                        (39)        204                  1,950             118
  Change in unrealized gains (losses) on investments                (322)    (65,328)                 4,790           1,653
                                                     ---------------------- ----------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from operations                                              (343)    (65,409)                 6,647           1,690
                                                     ---------------------- ----------- ---------------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners                     1,057      13,124               7,595.00              --
  Net transfers (including fixed account)                          2,915     106,780                    953           9,705
  Policy charges                                                    (442)     (3,919)                (1,106)           (536)
  Transfers for policy benefits and terminations                       1        (516)                (9,883)           (515)
                                                     ---------------------- ----------- ---------------------- ---------------
     Net increase (decrease) in net assets resulting
       from policy transactions                                    3,531     115,469                 (2,441)          8,654
                                                     ---------------------- ----------- ---------------------- ---------------
     Net increase (decrease) in net assets                         3,188      50,060                  4,206          10,344
NET ASSETS:
  Beginning of period                                                 --      29,133                 24,927       14,583.00
                                                     ---------------------- ----------- ---------------------- ---------------
  End of period                                                  $ 3,188    $ 79,193               $ 29,133        $ 24,927
                                                     ====================== =========== ====================== ===============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                     DELAWARE VIP SMALL CAP VALUE                   DREYFUS VIF INTERNATIONAL VALUE
                              INVESTMENT DIVISION                               INVESTMENT DIVISION
------------------------------------------------- -------------------------------------------------
     2008                   2007          2006         2008                   2007          2006
------------ ---------------------- ------------- ------------ ---------------------- -------------
    $ 195               $ (2,015)      $(1,580)     $ 8,347                $ 7,908         $ 390
  (88,810)                54,658        27,452       25,343                123,168        15,591
 (269,207)              (146,882)       21,618     (268,322)              (101,858)       67,169
------------ ---------------------- ------------- ------------ ---------------------- -------------
 (357,822)               (94,239)       47,490     (234,632)                29,218        83,150
------------ ---------------------- ------------- ------------ ---------------------- -------------
  119,309                340,918         5,729        2,055                185,615        66,631
   78,642                290,002       342,518        3,974               (194,916)      383,627
  (21,619)               (15,765)      (10,021)     (12,689)               (14,159)       (8,030)
 (210,049)               (19,176)       (1,578)    (118,241)               (21,097)        2,577
------------ ---------------------- ------------- ------------ ---------------------- -------------
  (33,717)               595,979       336,648     (124,901)               (44,557)      444,805
------------ ---------------------- ------------- ------------ ---------------------- -------------
 (391,539)               501,740       384,138     (359,533)               (15,339)      527,955
1,025,844                524,104       139,966      701,093                716,432       188,477
------------ ---------------------- ------------- ------------ ---------------------- -------------
$ 634,305            $ 1,025,844      $524,104    $ 341,560              $ 701,093      $716,432
============ ====================== ============= ============ ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                           GOLDMAN SACHS MID CAP VALUE
                                                                                   INVESTMENT DIVISION
                                                     -------------------------------------------------
                                                          2008                   2007          2006
                                                     ------------ ---------------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                         $ 7,940                $ 6,291       $ 1,899
  Net realized gains (losses)                         (112,182)               203,381        27,734
  Change in unrealized gains (losses) on investments  (486,662)              (272,066)       (2,200)
                                                     ------------ ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from operations                                (590,904)               (62,394)       27,433
                                                     ------------ ---------------------- -------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         205,990                105,410        35,499
  Net transfers (including fixed account)              102,395                978,190       156,680
  Policy charges                                       (27,133)               (16,541)       (3,580)
  Transfers for policy benefits and terminations        12,539                (57,710)        1,288
                                                     ------------ ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        293,791              1,009,349       189,887
                                                     ------------ ---------------------- -------------
     Net increase (decrease) in net assets            (297,113)               946,955       217,320
NET ASSETS:
  Beginning of period                                1,210,921                263,966        46,646
                                                     ------------ ---------------------- -------------
  End of period                                      $ 913,808            $ 1,210,921      $263,966
                                                     ============ ====================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

      GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY                                  MFS HIGH INCOME
                            INVESTMENT DIVISION                              INVESTMENT DIVISION
------------------------------------------------ -----------------------------------------------
    2008                   2007          2006       2008                   2007          2006
----------- ---------------------- ------------- ---------- ---------------------- -------------
   $ 192                   $ 69         $ 257    $ 1,594                $ 3,863        $4,046
 (34,983)                14,561         6,160     (3,105)                 1,517         1,254
    (655)               (37,975)        1,891     (1,097)                (3,019)        2,298
----------- ---------------------- ------------- ---------- ---------------------- -------------
 (35,446)               (23,345)        8,308     (2,608)                 2,361         7,598
----------- ---------------------- ------------- ---------- ---------------------- -------------
   1,613                 26,101        19,548        696                  5,591        14,794
  25,177                 47,326        13,395     (8,416)               (64,551)       (7,401)
  (2,152)                (2,711)       (1,623)      (180)                  (846)       (2,093)
 (74,323)                (2,434)         (204)    (8,325)                (2,622)           86
----------- ---------------------- ------------- ---------- ---------------------- -------------
 (49,685)                68,282        31,116    (16,225)               (62,428)        5,386
----------- ---------------------- ------------- ---------- ---------------------- -------------
 (85,131)                44,937        39,424    (18,833)               (60,067)       12,984
 134,527                 89,590        50,166     21,944                 82,011        69,027
----------- ---------------------- ------------- ---------- ---------------------- -------------
$ 49,396              $ 134,527       $89,590    $ 3,111               $ 21,944       $82,011
=========== ====================== ============= ========== ====================== =============

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                   MFS GLOBAL EQUITY
                                                                 INVESTMENT DIVISION
                                                     ------------------------------------------------
                                                          2008                  2007           2006
                                                     ----------- ---------------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                          $ 225                  $ 612         $ (38)
  Net realized gains (losses)                           4,298                  5,513           100
  Change in unrealized gains (losses) on investments  (30,617)                (2,915)        2,944
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from operations                                (26,094)                 3,210         3,006
                                                     ----------- ---------------------- -------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         16,644                 24,545        11,259
  Net transfers (including fixed account)               8,770                 12,209        13,359
  Policy charges                                       (2,425)                (2,386)         (793)
  Transfers for policy benefits and terminations       (3,305)                   135            25
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets resulting
       from policy transactions                        19,684                 34,503        23,850
                                                     ----------- ---------------------- -------------
     Net increase (decrease) in net assets             (6,410)                37,713        26,856
NET ASSETS:
  Beginning of period                                  64,569                 26,856            --
                                                     ----------- ---------------------- -------------
  End of period                                      $ 58,159               $ 64,569       $26,856
                                                     =========== ====================== =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                            MFS NEW DISCOVERY                                       MFS VALUE
                          INVESTMENT DIVISION                             INVESTMENT DIVISION
----------------------------------------------     -------------------------------------------
       2008                   2007        2006         2008                   2007        2006
-------------- ---------------------- --------     ----------- ---------------------- --------
      $ (11)                 $ (13)       $ --     $ 10,029                  $ (78)       $ --
        539                    239          --       18,395                  2,376          --
     (1,817)                  (349)         --      (26,364)                (1,846)         --
-------------- ---------------------- --------     ----------- ---------------------- --------
     (1,289)                  (123)         --        2,060                    452          --
-------------- ---------------------- --------     ----------- ---------------------- --------
         --                     --          --       (5,064)                 5,064          --
         --                  3,357          --       55,984                 42,062          --
        (37)                   (78)         --       (3,817)                (1,514)         --
         (1)                   113          --      (31,762)                  (131)         --
-------------- ---------------------- --------     ----------- ---------------------- --------
        (38)                 3,392          --       15,341                 45,481          --
-------------- ---------------------- --------     ----------- ---------------------- --------
     (1,327)                 3,269          --       17,401                 45,933          --
      3,269                     --          --       45,933                     --          --
-------------- ---------------------- --------     ----------- ---------------------- --------
    $ 1,942                $ 3,269        $ --     $ 63,334               $ 45,933        $ --
============== ====================== ========     =========== ====================== ========

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                           VAN KAMPEN LIT GOVERNMENT
                                                                                 INVESTMENT DIVISION
                                                     -----------------------------------------------
                                                         2008                   2007         2006
                                                     ----------- ---------------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                        $ 1,876                  $ 795        $ 567
  Net realized gains (losses)                          (1,270)                    38         (329)
  Change in unrealized gains (losses) on investments     (983)                    35          121
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from operations                                   (377)                   868          359
                                                     ----------- ---------------------- ------------
POLICY TRANSACTIONS:
  Premium payments received from policy owners         30,742                  9,025        4,438
  Net transfers (including fixed account)                 444                     --       (3,528)
  Policy charges                                       (6,986)                  (171)        (346)
  Transfers for policy benefits and terminations      (15,013)                (1,839)         274
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets resulting
       from policy transactions                         9,187                  7,015          838
                                                     ----------- ---------------------- ------------
     Net increase (decrease) in net assets              8,810                  7,883        1,197
NET ASSETS:
  Beginning of period                                  22,716                 14,833       13,636
                                                     ----------- ---------------------- ------------
  End of period                                      $ 31,526               $ 22,716      $14,833
                                                     =========== ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.


The accompanying notes are an integral part of these financial statements.

                                                                                                                PIONEER VCT
                                                                                                                   EMERGING
                WELLS FARGO VT TOTAL RETURN BOND                         WELLS FARGO VT MONEY MARKET                MARKETS
                             INVESTMENT DIVISION                                 INVESTMENT DIVISION    INVESTMENT DIVISION
------------------------------------------------ --------------------------------------------------- ----------------------
     2008                   2007         2006           2008                   2007          2006                2008 (B)
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
  $ 6,923                $ 4,036       $1,478       $ 37,763               $ 51,705       $15,873                 $ (141)
     (532)                   482         (203)            --                     --            --                   (554)
   (2,943)                   726          969             --                     --            --                (40,541)
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
    3,448                  5,244        2,244         37,763                 51,705        15,873                (41,236)
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
   41,989                 21,305        5,794         90,094                764,383       465,461                     25
   50,132                 30,954       36,582        310,047                319,843       527,851                213,338
   (4,589)                (2,836)      (1,105)       (91,356)               (68,591)      (27,417)                (1,388)
  (20,785)                (2,379)         477       (308,880)                 2,280           346                (16,880)
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
   66,747                 47,044       41,748            (95)             1,017,915       966,241                195,095
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
   70,195                 52,288       43,992         37,668              1,069,620       982,114                153,859
  113,479                 61,191       17,199      2,051,734                982,114            --                     --
------------ ---------------------- ------------ -------------- ---------------------- ------------- ----------------------
$ 183,674              $ 113,479      $61,191    $ 2,089,402            $ 2,051,734      $982,114              $ 153,859
============ ====================== ============ ============== ====================== ============= ======================

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Metropolitan Series Fund, Inc. ("MSF")*
Janus Aspen Series ("Janus Aspen")
AIM Variable Insurance Funds ("AIM V.I.")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") Fidelity Variable Insurance Products Fund ("Fidelity VIP")
American Funds Insurance Series ("American Funds")
Met Investors Series Trust ("MIST")*
American Century Variable Portfolios, Inc. ("American Century VP")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
MFS Variable Insurance Trust ("MFS")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")
Oppenheimer Variable Account Funds ("Oppenheimer")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Royce Capital Fund ("Royce")
The Universal Institutional Funds, Inc. ("UIF")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The Separate Account was comprised of the following Investment Divisions as of December 31, 2008:

MSF BlackRock Diversified Investment Division
MSF BlackRock Aggressive Growth Investment Division
MSF MetLife Stock Index Investment Division
MSF Julius Baer International Stock Investment Division
MSF FI Mid Cap Opportunities Investment Division
MSF T. Rowe Price Small Cap Growth Investment Division*
MSF Oppenheimer GlobalEquity Investment Division
MSF MFS Value Investment Division
MSF Neuberger Berman Mid Cap Value Investment Division
MSF T. Rowe Price Large Cap Growth Investment Division

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MSF Lehman Brothers Aggregate Bond Index
Investment Division
MSF Morgan Stanley EAFE Index Investment Division
MSF Russell 2000 Index Investment Division
MSF Jennison Growth Investment Division
MSF BlackRock Strategic Value Investment Division
MSF MetLife Mid Cap Stock Index Investment
Division
MSF Franklin Templeton Small Cap Growth
Investment Division
MSF BlackRock Large Cap Value Investment Division
MSF Davis Venture Value Investment Division
MSF Loomis Sayles Small Cap Investment Division
MSF BlackRock Legacy Large Cap Growth Investment
Division
MSF BlackRock Bond Income Investment Division
MSF FI Value Leaders Investment Division
MSF Harris Oakmark Focused Value Investment
Division
MSF Western Asset Management Strategic Bond
Opportunities Investment Division
MSF Western Asset Management U.S. Government
Investment Division
MSF BlackRock Money Market Investment Division
MSF MFS Total Return Investment Division*
MSF MetLife Conservative Allocation Investment
Division
MSF MetLife Conservative to Moderate Allocation
Investment Division
MSF MetLife Moderate Allocation Investment
Division
MSF MetLife Moderate to Aggressive Allocation
Investment Division
MSF MetLife Aggressive Allocation Investment
Division
MSF FI Large Cap Investment Division
MSF Capital Guardian U.S. Equity Investment
Division
Janus Aspen Large Cap Growth Investment Division
Janus Aspen Balanced Investment Division
Janus Aspen Forty Investment Division
Janus Aspen International Growth Investment
Division (a)
Janus Aspen Mid Cap Value Investment Division (a)
AIM V.I. Global Real Estate Investment Division
AIM V.I. International Growth Investment Division**
FTVIPT Templeton Foreign Securities Investment
Division
FTVIPT Mutual Discovery Securities Investment
Division
AllianceBernstein Global Technology Investment
Division
AllianceBernstein Intermediate Bond Investment
Division (a)**
AllianceBernstein International Value Investment
Division (a)**
Fidelity VIP Contrafund Investment Division
Fidelity VIP Asset Manager: Growth Investment
Division
Fidelity VIP Investment Grade Bond Investment
Division
Fidelity VIP Equity-Income Investment Division
Fidelity VIP Mid Cap Investment Division (a)
Fidelity VIP Freedom 2010 Investment Division (a)
Fidelity VIP Freedom 2015 Investment Division (a)**
Fidelity VIP Freedom 2020 Investment Division (a)
Fidelity VIP Freedom 2025 Investment Division (a)**
Fidelity VIP Freedom 2030 Investment Division (a)
Fidelity VIP High Income Investment Division (a)**
American Funds Growth Investment Division
American Funds Growth-Income Investment Division
American Funds Global Small Capitalization
Investment Division
American Funds Bond Investment Division
American Funds International Investment Division (a)
American Funds U.S. Government/AAA Rated
Securities Investment Division (a)
MIST T. Rowe Price Mid Cap Growth Investment
Division*
MIST MFS Research International Investment
Division
MIST PIMCO Total Return Investment Division
MIST RCM Technology Investment Division
MIST Lord Abbett Bond Debenture Investment
Division
MIST Lazard Mid Cap Investment Division*
MIST Met/AIM Small Cap Growth Investment
Division
MIST Harris Oakmark International Investment
Division
MIST Legg Mason Partners Aggressive Growth
Investment Division*
MIST Lord Abbett Growth and Income Investment
Division
MIST Clarion Global Real Estate Investment Division*

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Van Kampen Mid Cap Growth Investment
Division
MIST Lord Abbett Mid Cap Value Investment Division
MIST Third Avenue Small Cap Value Investment
Division
MIST Oppenheimer Capital Appreciation Investment
Division
MIST Legg Mason Value Equity Investment Division
MIST SSgA Growth ETF Investment Division
MIST SSgA Growth and Income ETF Investment
Division
MIST PIMCO Inflation Protected Bond Investment
Division
MIST BlackRock Large Cap Core Investment Division
MIST Janus Forty Investment Division
MIST Dreman Small Cap Value Investment
Division (a)
MIST American Funds Balanced Allocation
Investment Division (a)
MIST American Funds Growth Allocation Investment
Division (a)
MIST American Funds Moderate Allocation
Investment Division (a)
MIST Met/Franklin Income Investment Division (a)
MIST Met/Franklin Mutual Shares Investment
Division (a)
MIST Met/Franklin Templeton Founding Strategy
Investment Division (a)
MIST Met/Templeton Growth Investment Division (a)
American Century VP Vista Investment Division
Delaware VIP Small Cap Value Investment Division
Dreyfus VIF International Value Investment Division
Goldman Sachs Mid Cap Value Investment Division
Goldman Sachs Structured Small Cap Equity
Investment Division
MFS High Income Investment Division
MFS Global Equity Investment Division
MFS New Discovery Investment Division
MFS Value Investment Division
Van Kampen LIT Government Investment Division
Wells Fargo VT Total Return Bond Investment
Division
Wells Fargo VT Money Market Investment Division
Oppenheimer Main Street Small Cap Investment
Division (a)**
Pioneer VCT Emerging Markets Investment
Division (a)
Pioneer VCT Mid Cap Value Investment Division (a)**
Putnam VT International Growth and Income
Investment Division (a)**
Royce Micro-Cap Investment Division (a)**
Royce Small-Cap Investment Division (a)**
UIF Emerging Markets Debt Investment Division (a)**
UIF Emerging Markets Equity Investment
Division (a)**

(a) This Investment Division began operations during the year ended December 31, 2008.

* This Investment Division invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

** This Investment Division had no net assets as of December 31, 2008.


The following Investment Division ceased operations during the year ended December 31, 2008:

Dreyfus VIF Mid Cap Stock Investment Division

The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

FI International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
AllianceBernstein U.S. Government/High Grade
Securities Portfolio
Neuberger Berman Real Estate Portfolio
Cyclical Growth ETF Portfolio
Cyclical Growth and Income ETF Portfolio

NEW NAME

Julius Baer International Stock Portfolio
MFS Value Portfolio
AllianceBernstein Intermediate Bond Portfolio
Clarion Global Real Estate Portfolio
SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

SUBSTITUTION:

OLD NAME

Dreyfus VIF Mid Cap Stock Portfolio

NEW NAME

Lazard Mid Cap Portfolio

This report is prepared for the general information of policy owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable life separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Investment Divisions' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. The Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS
Funds transferred by the policy owner into or out of the Investment Divisions within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Investment Division invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Investment Divisions.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS --AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Investment Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2008:

Mortality and Expense Risk           0.45% - 0.90%

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, the mortality and expense risk charge which ranges from 0.30% to 0.60% is assessed through the redemption of units on a monthly basis and recorded as mortality and expense risk charges in the statements of operations of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $0 to $35 and are assessed monthly. For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. These charges are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Surrender charges for other Policies is equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year. These charges are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Most policies offer optional benefits that can be added to the policy by rider. The change for riders that provide life insurance benefits can range from $0.01 to $37.98 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided. These charges are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

Certain investments in the various portfolios, series, or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                              SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                          ---------- ------------ ------------- --------------
MSF BlackRock Diversified Investment Division             17,875,507  292,484,800    15,044,547     21,778,329
MSF BlackRock Aggressive Growth Investment Division        8,558,788  198,025,659     6,495,939     17,254,140
MSF MetLife Stock Index Investment Division               21,497,181  675,889,370    79,168,273     40,223,742
MSF Julius Baer International Stock Investment Division    4,996,889   59,543,455    11,640,857      5,304,361
MSF FI Mid Cap Opportunities Investment Division          13,250,387  230,992,262     7,895,224     12,190,837
MSF T.Rowe Price Small Cap Growth Investment Division      5,776,686   72,049,229    16,897,371      5,670,487
MSF Oppenheimer Global Equity Investment Division          2,993,634   37,622,950     4,356,923      3,766,564
MSF MFS Value Investment Division                          4,425,111   57,619,269    73,055,746     61,251,406
MSF Neuberger Berman Mid Cap Value Investment Division     4,005,189   71,294,090     5,959,626      3,867,856
MSF T.Rowe Price Large Cap Growth Investment Division      3,392,481   41,097,181     5,650,189      3,020,856
MSF Lehman Brothers Aggregate Bond Index
  Investment Division                                      8,695,594   93,160,066    16,152,796     26,022,528
MSF Morgan Stanley EAFE Index Investment Division          4,806,629   55,775,555    15,193,765      6,990,520
MSF Russell 2000 Index Investment Division                 4,211,902   51,255,843     7,194,763      4,191,936
MSF Jennison Growth Investment Division                    1,256,501   13,569,385     2,133,071        975,493
MSF BlackRock Strategic Value Investment Division          7,040,597  106,001,087    12,044,166      6,739,442
MSF MetLife Mid Cap Stock Index Investment Division        4,703,275   58,083,322    11,780,291      6,471,178
MSF Franklin Templeton Small Cap Growth
  Investment Division                                        740,582    7,017,416     1,178,123        512,505
MSF BlackRock Large Cap Value Investment Division          1,105,056   13,855,587     3,454,033      1,069,637
MSF Davis Venture Value Investment Division                1,748,657   48,872,915     6,856,962      2,499,324
MSF Loomis Sayles Small Cap Investment Division               81,862   17,018,622     4,495,312      1,126,750
MSF BlackRock Legacy Large Cap Growth
  Investment Division                                        223,880    5,150,846     3,294,599      1,293,892
MSF BlackRock Bond Income Investment Division                799,575   86,456,955     7,468,261     10,331,662
MSF FI Value Leaders Investment Division                      39,666    7,273,169     1,500,853        650,036
MSF Harris Oakmark Focused Value Investment Division         282,947   60,463,249     8,333,357      2,491,515
MSF Western Asset Management Strategic Bond Opportunities
  Investment Division                                      1,496,886   18,573,401     2,671,204      1,916,494
MSF Western Asset Management U.S. Government
  Investment Division                                      1,311,676   16,029,828     2,271,180      1,694,881
MSF BlackRock Money Market Investment Division               632,759   63,275,886    15,109,006     15,269,859
MSF MFS Total Return Investment Division                      45,210    6,548,239     2,133,280        878,445
MSF MetLife Conservative Allocation Investment Division      143,312    1,500,231     3,158,877      2,245,900
MSF MetLife Conservative to Moderate Allocation
  Investment Division                                        361,152    3,903,620     2,131,525        993,867
MSF MetLife Moderate Allocation Investment Division        2,205,748   23,852,774    10,719,005      4,062,431
MSF MetLife Moderate to Aggressive Allocation
  Investment Division                                      4,287,135   48,201,914    19,457,870      2,500,464
MSF MetLife Aggressive Allocation Investment Division        943,620   10,979,655     4,336,877      1,274,522
MSF FI Large Cap Investment Division                          41,240      455,619       618,643        347,740
MSF Capital Guardian U.S. Equity Investment Division          35,972      391,501       127,949        177,531
Janus Aspen Large Cap Growth Investment Division             293,589    5,609,605       824,176        408,884
Janus Aspen Balanced Investment Division                      10,375      265,950       309,422        122,571
Janus Aspen Forty Investment Division                         20,920      679,691       740,466        394,749
Janus Aspen International Growth Investment Division (a)         999       44,489        45,096            431
Janus Aspen Mid Cap Value Investment Division (a)             14,134      152,548       152,983            389
AIM V.I. Global Real Estate Investment Division              156,437    3,074,938     1,158,552        873,626
FTVIPT Templeton Foreign Securities Investment Division      534,741    8,317,126     2,286,116        963,597
FTVIPT Mutual Discovery Securities Investment Division       115,805    2,487,655     1,174,492        273,709
AllianceBernstein Global Technology Investment Division        4,631       80,825        38,600          4,416
Fidelity VIP Contrafund Investment Division                  125,347    3,634,532       992,239        511,413
Fidelity VIP Asset Manager: Growth Investment Division        94,462    1,233,514       320,716        151,662

(a) For the period April 28, 2008 to December 31, 2008.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------ ------------- --------------
Fidelity VIP Investment Grade Bond Investment Division             3,719       45,285       179,708        993,163
Fidelity VIP Equity-Income Investment Division                    43,904    1,005,097     1,014,272      1,106,697
Fidelity VIP Mid Cap Investment Division                           1,756       42,540        42,824            214
Fidelity VIP Freedom 2010 Investment Division (a)                  2,864       26,526        31,189          4,486
Fidelity VIP Freedom 2020 Investment Division (a)                  4,893       48,858        49,899            935
Fidelity VIP Freedom 2030 Investment Division (a)                  3,004       24,439        25,744          1,216
American Funds Growth Investment Division                      2,299,570  120,063,096    28,459,211      2,825,359
American Funds Growth-Income Investment Division               2,057,464   72,785,127    11,434,557      2,223,309
American Funds Global Small Capitalization
  Investment Division                                          3,071,241   65,592,185    15,958,974      4,759,664
American Funds Bond Investment Division                          335,382    3,718,942     1,520,187      1,026,343
American Funds International Investment Division (a)               3,621       58,103        58,485            293
American Funds U.S. Government/AAA Rated Securities
  Investment Division (a)                                          2,859       34,022        34,237            217
MIST T. Rowe Price Mid Cap Growth Investment Division          2,106,124   17,122,013     4,627,328      1,712,484
MIST MFS Research International Investment Division            1,324,275   16,836,180     5,726,828      1,380,718
MIST PIMCO Total Return Investment Division                    2,934,245   34,210,667     7,741,660      3,958,736
MIST RCM Technology Investment Division                        2,966,918   13,471,090     7,062,983      3,162,943
MIST Lord Abbett Bond Debenture Investment Division            1,801,304   21,383,057     3,314,474      2,836,796
MIST Lazard Mid Cap Investment Division                          493,929    6,289,713     1,861,635        981,838
MIST Met/AIM Small Cap Growth Investment Division                261,604    3,433,022       876,207        355,896
MIST Harris Oakmark International Investment Division          1,848,605   29,576,350     6,761,818      2,722,100
MIST Legg Mason Partners Aggressive Growth
  Investment Division                                          1,085,186    7,672,956       739,042        437,556
MIST Lord Abbett Growth and Income Investment Division           257,797    6,819,834     1,135,832        221,047
MIST Clarion Global Real Estate Investment Division            1,692,746   24,284,083     6,284,473      2,092,833
MIST Van Kampen Mid Cap Growth Investment Division                 2,980       34,423         2,812            248
MIST Lord Abbett Mid Cap Value Investment Division                 8,944      139,891       134,921         56,360
MIST Third Avenue Small Cap Value Investment Division             23,791      381,096       109,950        105,740
MIST Oppenheimer Capital Appreciation Investment Division        214,053    1,667,447     1,059,779        207,270
MIST Legg Mason Value Equity Investment Division                 607,651    5,962,969     1,081,215        462,068
MIST SSgA Growth ETF Investment Division                          58,549      665,794       258,758        198,097
MIST SSgA Growth and Income ETF Investment Division               39,623      430,758       294,173        163,666
MIST PIMCO Inflation Protected Bond Investment Division          561,768    6,151,764     6,980,769      1,590,791
MIST BlackRock Large Cap Core Investment Division             38,782,655  423,691,492    23,543,567     25,778,635
MIST Janus Forty Investment Division                             152,908   11,250,122     8,817,060        699,189
MIST Dreman Small Cap Value Investment Division (a)                   12          113           168             45
MIST American Funds Balanced Allocation
  Investment Division (a)                                          1,482       11,888        12,418            438
MIST American Funds Growth Allocation
  Investment Division (a)                                          2,552       15,795        16,966          1,182
MIST American Funds Moderate Allocation
  Investment Division (a)                                            615        4,737         5,455            689
MIST Met/Franklin Income Investment Division (a)                   2,470       21,920        22,436            454
MIST Met/Franklin Mutual Shares Investment Division (a)            1,244       10,649        13,358          2,627
MIST Met/Franklin Templeton Founding Strategy
  Investment Division (a)                                          1,532       10,828        11,165            316
MIST Met/Templeton Growth Investment Division (a)                    483        3,510         3,850            301
American Century VP Vista Investment Division                      7,353      137,118       119,967          3,668
Delaware VIP Small Cap Value Investment Division                  34,149    1,026,763       299,322        251,494
Dreyfus VIF International Value Investment Division               39,067      632,570       137,263        128,722
Goldman Sachs Mid Cap Value Investment Division                  105,270    1,672,806       384,045        130,961
Goldman Sachs Structured Small Cap Equity
  Investment Division                                              7,063       91,558        25,443         76,600
MFS High Income Investment Division                                1,020        7,855         5,939         17,353

(a) For the Period April 28, 2008 to December 31, 2008.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                           FOR THE YEAR ENDED
                                                         AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                         ----------------------- ----------------------------
                                                                                       COST OF       PROCEEDS
                                                            SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                         --------- ------------- ------------- --------------
    MFS Global Equity Investment Division                    6,221        88,761        30,860          5,970
    MFS New Discovery Investment Division                      243         4,109           561             48
    MFS Value Investment Division                            6,548        91,526     1,093,727      1,026,130
    Van Kampen LIT Government Investment Division            3,405        32,230        33,703         22,640
    Wells Fargo VT Total Return Bond Investment Division    18,933       184,886       159,650         85,978
    Wells Fargo VT Money Market Investment Division      2,089,157     2,089,157       461,993        424,261
    Pioneer VCT Emerging Markets Investment Division (a)     9,850       194,400       196,475          1,521
(a) For the period April 28, 2008 to December 31, 2008.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                                MSF BLACKROCK DIVERSIFIED
                                                                                      INVESTMENT DIVISION
                                                        --------------------------------------------------
                                                              2008                   2007          2006
                                                        ------------- ---------------------- -------------
Units beginning of year                                 12,715,624             13,096,726    13,638,816
Units issued and transferred from other funding options  3,715,948              1,576,102     5,196,699
Units redeemed and transferred to other funding options (4,295,375)            (1,957,204)   (5,738,789)
                                                        ------------- ---------------------- -------------
Units end of year                                       12,136,197             12,715,624    13,096,726
                                                        ============= ====================== =============

                                                                       MSF JULIUS BAER INTERNATIONAL STOCK
                                                                                       INVESTMENT DIVISION
                                                        ----------------------------------------------------
                                                              2008                     2007          2006
                                                        ------------- ------------------------ -------------
Units beginning of year                                  3,371,026                3,412,213     3,294,341
Units issued and transferred from other funding options  1,065,634                  449,737     1,366,842
Units redeemed and transferred to other funding options (1,164,619)                (490,924)   (1,248,970)
                                                        ------------- ------------------------ -------------
Units end of year                                        3,272,041                3,371,026     3,412,213
                                                        ============= ======================== =============

                                                                         MSF OPPENHEIMER GLOBAL EQUITY
                                                                                   INVESTMENT DIVISION
                                                        ------------------------------------------------
                                                             2008                   2007         2006
                                                        ------------ ---------------------- ------------
Units beginning of year                                 2,347,437              2,344,938    2,314,718
Units issued and transferred from other funding options   653,061                280,327      882,876
Units redeemed and transferred to other funding options  (749,708)              (277,828)    (852,656)
                                                        ------------ ---------------------- ------------
Units end of year                                       2,250,790              2,347,437    2,344,938
                                                        ============ ====================== ============

                                                                     MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                        --------------------------------------------------
                                                              2008                   2007          2006
                                                        ------------- ---------------------- -------------
Units beginning of year                                  3,529,093              3,620,946     3,547,628
Units issued and transferred from other funding options  1,354,500                579,434     1,740,365
Units redeemed and transferred to other funding options (1,361,306)              (671,287)   (1,667,047)
                                                        ------------- ---------------------- -------------
Units end of year                                        3,522,287              3,529,093     3,620,946
                                                        ============= ====================== =============

                                                                                   MSF RUSSELL 2000 INDEX
                                                                                      INVESTMENT DIVISION
                                                        ---------------------------------------------------
                                                              2008                      2007          2006
                                                        ------------- ------------------------- -------------
Units beginning of year                                  2,975,863                 2,884,744     2,619,288
Units issued and transferred from other funding options  1,318,726                   550,789     1,598,139
Units redeemed and transferred to other funding options (1,315,023)                 (459,670)   (1,332,683)
                                                        ------------- ------------------------- -------------
Units end of year                                        2,979,566                 2,975,863     2,884,744
                                                        ============= ========================= =============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

                   MSF BLACKROCK AGGRESSIVE GROWTH                             MSF METLIFE STOCK INDEX
                               INVESTMENT DIVISION                                 INVESTMENT DIVISION
-------------------------------------------------- ----------------------------------------------------
      2008                   2007          2006           2008                   2007           2006
------------- ---------------------- ------------- -------------- ---------------------- --------------
10,673,487             11,198,297    11,502,614     34,637,993             33,607,228     32,156,989
 2,758,625              1,043,072     3,534,643     13,540,436              5,684,335     14,883,687
(3,205,304)            (1,567,882)   (3,838,960)   (12,057,576)            (4,653,570)   (13,433,448)
------------- ---------------------- ------------- -------------- ---------------------- --------------
10,226,808             10,673,487    11,198,297     36,120,853             34,637,993     33,607,228
============= ====================== ============= ============== ====================== ==============

                     MSF FI MID CAP OPPORTUNITIES                  MSF T. ROWE PRICE SMALL CAP GROWTH
                              INVESTMENT DIVISION                                 INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
      2008                   2007          2006          2008                   2007          2006
------------- ---------------------- ------------- ------------- ---------------------- -------------
13,843,071             14,298,595    14,520,500     4,692,085              4,913,291     5,103,342
 4,385,339              1,586,888     5,633,860     1,202,595                490,842     1,690,078
(4,523,827)            (2,042,412)   (5,855,765)   (1,396,433)              (712,048)   (1,880,129)
------------- ---------------------- ------------- ------------- ---------------------- -------------
13,704,583             13,843,071    14,298,595     4,498,247              4,692,085     4,913,291
============= ====================== ============= ============= ====================== =============

                                    MSF MFS VALUE                 MSF NEUBERGER BERMAN MID CAP VALUE
                              INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
      2008                   2007          2006          2008                   2007          2006
------------- ---------------------- ------------- ------------- ---------------------- -------------
 4,115,566              4,099,325     4,085,993     3,292,329              3,225,765     2,912,765
 1,700,729                706,700     2,271,700     1,542,307                609,119     2,211,103
(1,754,568)              (690,459)   (2,258,368)   (1,479,212)              (542,555)   (1,898,103)
------------- ---------------------- ------------- ------------- ---------------------- -------------
 4,061,727              4,115,566     4,099,325     3,355,424              3,292,329     3,225,765
============= ====================== ============= ============= ====================== =============

       MSF LEHMAN BROTHERS AGGREGATE BOND INDEX                        MSF MORGAN STANLEY EAFE INDEX
                            INVESTMENT DIVISION                                  INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
      2008                   2007          2006          2008                   2007          2006
------------- ---------------------- ------------- ------------- ---------------------- -------------
 6,582,200              6,058,549     5,619,973     4,186,312              3,792,545     3,464,106
 3,155,394              1,388,135     3,458,933     2,508,640              1,009,072     2,413,387
(4,031,955)              (864,484)   (3,020,357)   (2,146,083)              (615,305)   (2,084,948)
------------- ---------------------- ------------- ------------- ---------------------- -------------
 5,705,639              6,582,200     6,058,549     4,548,869              4,186,312     3,792,545
============= ====================== ============= ============= ====================== =============

                              MSF JENNISON GROWTH                     MSF BLACKROCK STRATEGIC VALUE
                              INVESTMENT DIVISION                               INVESTMENT DIVISION
-------------------------------------------------- -------------------------------------------------
     2008                   2007          2006          2008                   2007          2006
------------ ---------------------- ------------- ------------- ---------------------- -------------
1,203,057              1,356,790     1,297,642     4,450,536              4,494,782     4,485,936
  394,023                166,465     1,435,002     1,678,023                646,818     2,369,030
 (426,979)              (320,198)   (1,375,854)   (1,843,526)              (691,064)   (2,360,184)
------------ ---------------------- ------------- ------------- ---------------------- -------------
1,170,101              1,203,057     1,356,790     4,285,033              4,450,536     4,494,782
============ ====================== ============= ============= ====================== =============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                       MSF METLIFE MID CAP STOCK INDEX
                                                                                   INVESTMENT DIVISION
                                                        --------------------------------------------------
                                                              2008                   2007          2006
                                                        ------------- ---------------------- -------------
Units beginning of year                                  3,466,871              3,270,208     2,985,941
Units issued and transferred from other funding options  1,669,439                702,937     1,900,659
Units redeemed and transferred to other funding options (1,686,195)              (506,274)   (1,616,392)
                                                        ------------- ---------------------- -------------
Units end of year                                        3,450,115              3,466,871     3,270,208
                                                        ============= ====================== =============

                                                                                  MSF DAVIS VENTURE VALUE
                                                                                      INVESTMENT DIVISION
                                                        -----------------------------------------------------
                                                             2008                       2007          2006
                                                        ------------ -------------------------- -------------
Units beginning of year                                 1,479,707                  1,301,427     1,739,984
Units issued and transferred from other funding options   814,725                    357,240       934,602
Units redeemed and transferred to other funding options  (713,807)                  (178,960)   (1,373,159)
                                                        ------------ -------------------------- -------------
Units end of year                                       1,580,625                  1,479,707     1,301,427
                                                        ============ ========================== =============

                                                                                 MSF BLACKROCK BOND INCOME
                                                                                       INVESTMENT DIVISION
                                                        --------------------------------------------------
                                                              2008                   2007          2006
                                                        ------------- ---------------------- -------------
Units beginning of year                                  4,467,585              4,668,001     5,010,744
Units issued and transferred from other funding options  1,342,396                708,428     2,023,116
Units redeemed and transferred to other funding options (1,672,194)              (908,844)   (2,365,859)
                                                        ------------- ---------------------- -------------
Units end of year                                        4,137,787              4,467,585     4,668,001
                                                        ============= ====================== =============

                                                           MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                                 INVESTMENT DIVISION
                                                        ------------------------------------------------------------
                                                             2008                   2007                     2006
                                                        ------------ ---------------------- ------------------------
Units beginning of year                                 1,117,386                998,939                  843,296
Units issued and transferred from other funding options   616,116                270,755                  946,567
Units redeemed and transferred to other funding options  (626,669)              (152,308)                (790,924)
                                                        ------------ ---------------------- ------------------------
Units end of year                                       1,106,833              1,117,386                  998,939
                                                        ============ ====================== ========================

                                                                                  MSF MFS TOTAL RETURN
                                                                                   INVESTMENT DIVISION
                                                        -----------------------------------------------
                                                            2008                    2007        2006
                                                        ----------- ----------------------- -----------
Units beginning of year                                  418,473                 297,430     190,293
Units issued and transferred from other funding options  357,123                 187,982     495,889
Units redeemed and transferred to other funding options (305,741)                (66,939)   (388,752)
                                                        ----------- ----------------------- -----------
Units end of year                                        469,855                 418,473     297,430
                                                        =========== ======================= ===========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

    MSF FRANKLIN TEMPLETON SMALL CAP GROWTH                  MSF BLACKROCK LARGE CAP VALUE
                        INVESTMENT DIVISION                            INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------
    2008                   2007        2006        2008                   2007        2006
----------- ---------------------- ----------- ----------- ---------------------- -----------
 569,953                538,941     474,966     770,111                608,908     396,107
 284,532                110,335     358,131     738,266                293,309     614,025
(275,163)               (79,323)   (294,156)   (583,382)              (132,106)   (401,224)
----------- ---------------------- ----------- ----------- ---------------------- -----------
 579,322                569,953     538,941     924,995                770,111     608,908
=========== ====================== =========== =========== ====================== ===========

                 MSF LOOMIS SAYLES SMALL CAP            MSF BLACKROCK LEGACY LARGE CAP GROWTH
                         INVESTMENT DIVISION                              INVESTMENT DIVISION
-------------------------------------------- ------------------------------------------------
   2008                   2007       2006        2008                   2007          2006
---------- ---------------------- ---------- ----------- ---------------------- -------------
 98,083                 78,273     39,978     265,094                190,308     1,201,181
 60,203                 30,647     62,838     481,035                112,767       396,179
(42,129)               (10,837)   (24,543)   (332,436)               (37,981)   (1,407,052)
---------- ---------------------- ---------- ----------- ---------------------- -------------
116,157                 98,083     78,273     413,693                265,094       190,308
========== ====================== ========== =========== ====================== =============

                           MSF FI VALUE LEADERS                MSF HARRIS OAKMARK FOCUSED VALUE
                            INVESTMENT DIVISION                             INVESTMENT DIVISION
----------------------------------------------- -----------------------------------------------
    2008                    2007        2006       2008                     2007        2006
----------- ----------------------- ----------- ---------- ------------------------ -----------
 440,904                 393,835     248,972    191,591                  191,529     182,165
 277,204                 120,346     471,583     89,923                   32,899     130,546
(266,702)                (73,277)   (326,720)   (84,713)                 (32,837)   (121,182)
----------- ----------------------- ----------- ---------- ------------------------ -----------
 451,406                 440,904     393,835    196,801                  191,591     191,529
=========== ======================= =========== ========== ======================== ===========

MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT                           MSF BLACKROCK MONEY MARKET
                         INVESTMENT DIVISION                                  INVESTMENT DIVISION
----------------------------------------------- -------------------------------------------------
     2008                   2007        2006          2008                   2007         2006
------------ ---------------------- ----------- ------------- ---------------------- ------------
1,066,735                988,756     879,572     3,638,086              3,575,759    1,760,759
  562,109                236,483     760,575       902,181                494,785    2,526,901
 (569,246)              (158,504)   (651,391)   (1,006,790)              (432,458)    (711,901)
------------ ---------------------- ----------- ------------- ---------------------- ------------
1,059,598              1,066,735     988,756     3,533,477              3,638,086    3,575,759
============ ====================== =========== ============= ====================== ============

               MSF METLIFE CONSERVATIVE ALLOCATION    MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                               INVESTMENT DIVISION                                INVESTMENT DIVISION
-------------------------------------------------- --------------------------------------------------
    2008                       2007        2006        2008                   2007            2006
----------- -------------------------- ----------- ----------- ---------------------- ---------------
  66,558                     44,128      53,570     244,254                161,903          65,370
 353,431                     46,280     137,937     381,130                121,294         243,072
(286,293)                   (23,850)   (147,379)   (288,878)               (38,943)       (146,539)
----------- -------------------------- ----------- ----------- ---------------------- ---------------
 133,696                     66,558      44,128     336,506                244,254         161,903
=========== ========================== =========== =========== ====================== ===============

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                         MSF METLIFE MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                        -------------------------------------------------
                                                              2008                   2007         2006
                                                        ------------- ---------------------- ------------
Units beginning of year                                  1,452,241                775,138      165,720
Units issued and transferred from other funding options  2,404,563                935,987    1,073,164
Units redeemed and transferred to other funding options (1,825,365)              (258,884)    (463,746)
                                                        ------------- ---------------------- ------------
Units end of year                                        2,031,439              1,452,241      775,138
                                                        ============= ====================== ============

                                                                                    MSF FI LARGE CAP
                                                                                 INVESTMENT DIVISION
                                                        --------------------------------------------
                                                           2008                   2007    2006 (A)
                                                        ---------- ---------------------- ----------
Units beginning of year                                  28,739                  6,047         --
Units issued and transferred from other funding options 112,786                 26,099     11,244
Units redeemed and transferred to other funding options (84,704)                (3,407)    (5,197)
                                                        ---------- ---------------------- ----------
Units end of year                                        56,821                 28,739      6,047
                                                        ========== ====================== ==========

                                                                              JANUS ASPEN BALANCED
                                                                               INVESTMENT DIVISION
                                                        ----------------------------------------------
                                                          2008                    2007        2006
                                                        --------- ----------------------- ------------
Units beginning of year                                  5,625                     179         187
Units issued and transferred from other funding options 20,270                   7,946          20
Units redeemed and transferred to other funding options (5,262)                 (2,500)        (28)
                                                        --------- ----------------------- -----------
Units end of year                                       20,633                   5,625         179
                                                        ========= ======================= ===========

                                                                     AIM V.I. GLOBAL REAL ESTATE
                                                                             INVESTMENT DIVISION
                                                        -------------------------------------------
                                                           2008                   2007      2006
                                                        ---------- ---------------------- ---------
Units beginning of year                                  74,508                 70,179    63,997
Units issued and transferred from other funding options  21,095                 13,540    11,212
Units redeemed and transferred to other funding options (19,431)                (9,211)   (5,030)
                                                        ---------- ---------------------- ---------
Units end of year                                        76,172                 74,508    70,179
                                                        ========== ====================== =========

                                                                     ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY
                                                                                     INVESTMENT DIVISION
                                                        ------------------------------------------------
                                                          2008                         2007      2006
                                                        --------- ---------------------------- ---------
Units beginning of year                                  8,261                       11,769     8,553
Units issued and transferred from other funding options  6,627                       10,367     6,356
Units redeemed and transferred to other funding options   (244)                     (13,875)   (3,140)
                                                        --------- ---------------------------- ---------
Units end of year                                       14,644                        8,261    11,769
                                                        ========= ============================ =========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

 MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION                 MSF METLIFE AGGRESSIVE ALLOCATION
                           INVESTMENT DIVISION                               INVESTMENT DIVISION
------------------------------------------------- ------------------------------------------------
      2008                   2007         2006        2008                     2007        2006
------------- ---------------------- ------------ ----------- ------------------------ -----------
 2,499,351              1,098,433      249,839     608,756                  225,274      49,908
 4,336,625              1,608,801    1,395,647     960,727                  441,487     388,486
(2,879,066)              (207,883)    (547,053)   (718,415)                 (58,005)   (213,120)
------------- ---------------------- ------------ ----------- ------------------------ -----------
 3,956,910              2,499,351    1,098,433     851,068                  608,756     225,274
============= ====================== ============ =========== ======================== ===========

              MSF CAPITAL GUARDIAN U.S. EQUITY                 JANUS ASPEN LARGE CAP GROWTH
                           INVESTMENT DIVISION                          INVESTMENT DIVISION
---------------------------------------------- --------------------------------------------
   2008                     2007    2006 (A)      2008                   2007       2006
---------- ------------------------ ---------- ---------- ---------------------- ----------
 33,111                   25,159         --    643,417                595,051    563,653
  2,335                   35,341     25,387     85,627                 69,313     80,037
(10,793)                 (27,389)      (228)   (43,253)               (20,947)   (48,639)
---------- ------------------------ ---------- ---------- ---------------------- ----------
 24,653                   33,111     25,159    685,791                643,417    595,051
========== ======================== ========== ========== ====================== ==========

                                                          JANUS ASPEN
                                                        INTERNATIONAL            JANUS ASPEN
                             JANUS ASPEN FORTY                 GROWTH          MID CAP VALUE
                           INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
---------------------------------------------- ---------------------- ----------------------
   2008                   2007          2006               2008 (B)               2008 (B)
---------- ---------------------- ------------ ---------------------- ----------------------
 27,126                  7,954           --                     --                     --
 46,241                 21,485        8,253                  1,802                 13,355
(28,185)                (2,313)        (299)                   (25)                   (62)
---------- ---------------------- ------------ ---------------------- ----------------------
 45,182                 27,126        7,954                  1,777                 13,293
========== ====================== ============ ====================== ======================

              FTVIPT TEMPLETON FOREIGN SECURITIES              FTVIPT MUTUAL DISCOVERY SECURITIES
                              INVESTMENT DIVISION                             INVESTMENT DIVISION
------------------------------------------------- -----------------------------------------------
   2008                        2007       2006       2008                       2007      2006
---------- --------------------------- ---------- ---------- -------------------------- ---------
504,436                     471,719    488,477     93,103                     54,880     9,138
 90,235                      84,038     66,725     55,579                     56,645    47,509
(66,805)                    (51,321)   (83,483)    (8,676)                   (18,422)   (1,767)
---------- --------------------------- ---------- ---------- -------------------------- ---------
527,866                     504,436    471,719    140,006                     93,103    54,880
========== =========================== ========== ========== ========================== =========

                     FIDELITY VIP CONTRAFUND               FIDELITY VIP ASSET MANAGER: GROWTH
                         INVESTMENT DIVISION                              INVESTMENT DIVISION
-------------------------------------------- ------------------------------------------------
   2008                   2007       2006       2008                       2007       2006
---------- ---------------------- ---------- ---------- -------------------------- ----------
188,529                151,404     74,414    112,746                    102,160     80,752
 67,806                 81,153    104,221     28,458                     22,228     26,178
(38,175)               (44,028)   (27,231)   (14,314)                   (11,642)    (4,770)
---------- ---------------------- ---------- ---------- -------------------------- ----------
218,160                188,529    151,404    126,890                    112,746    102,160
========== ====================== ========== ========== ========================== ==========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                     FIDELITY VIP INVESTMENT GRADE BOND
                                                                                    INVESTMENT DIVISION
                                                        -----------------------------------------------
                                                           2008                       2007      2006
                                                        ---------- -------------------------- ---------
Units beginning of year                                  73,675                      3,341     3,156
Units issued and transferred from other funding options   1,647                    118,771     1,406
Units redeemed and transferred to other funding options (71,414)                   (48,437)   (1,221)
                                                        ---------- -------------------------- ---------
Units end of year                                         3,908                     73,675     3,341
                                                        ========== ========================== =========

                                                                                     AMERICAN FUNDS GROWTH
                                                                                       INVESTMENT DIVISION
                                                        --------------------------------------------------
                                                             2008                     2007         2006
                                                        ------------ ------------------------ ------------
Units beginning of year                                 1,218,654                1,094,384      898,134
Units issued and transferred from other funding options   771,486                  276,228      867,857
Units redeemed and transferred to other funding options  (607,854)                (151,958)    (671,607)
                                                        ------------ ------------------------ ------------
Units end of year                                       1,382,286                1,218,654    1,094,384
                                                        ============ ======================== ============

                                                                                 AMERICAN FUNDS BOND
                                                                                 INVESTMENT DIVISION
                                                        ---------------------------------------------
                                                            2008                   2007    2006 (A)
                                                        ----------- ---------------------- ----------
Units beginning of year                                  291,647                 63,414         --
Units issued and transferred from other funding options  466,213                243,689     77,194
Units redeemed and transferred to other funding options (440,713)               (15,456)   (13,780)
                                                        ----------- ---------------------- ----------
Units end of year                                        317,147                291,647     63,414
                                                        =========== ====================== ==========

                                                                       MIST MFS RESEARCH INTERNATIONAL
                                                                                   INVESTMENT DIVISION
                                                        ----------------------------------------------
                                                            2008                   2007        2006
                                                        ----------- ---------------------- -----------
Units beginning of year                                  695,827                566,593     294,106
Units issued and transferred from other funding options  702,443                256,067     541,071
Units redeemed and transferred to other funding options (527,667)              (126,833)   (268,584)
                                                        ----------- ---------------------- -----------
Units end of year                                        870,603                695,827     566,593
                                                        =========== ====================== ===========

                                                                         MIST LORD ABBETT BOND DEBENTURE
                                                                                     INVESTMENT DIVISION
                                                        ------------------------------------------------
                                                             2008                   2007         2006
                                                        ------------ ---------------------- ------------
Units beginning of year                                 1,249,287              1,162,806    1,085,144
Units issued and transferred from other funding options   372,521                184,166      609,507
Units redeemed and transferred to other funding options  (416,698)               (97,685)    (531,845)
                                                        ------------ ---------------------- ------------
Units end of year                                       1,205,110              1,249,287    1,162,806
                                                        ============ ====================== ============

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

                                         FIDELITY VIP           FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
    FIDELITY VIP EQUITY-INCOME                MID CAP           FREEDOM 2010           FREEDOM 2020           FREEDOM 2030
           INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
-------------------------------- ---------------------- ---------------------- ---------------------- ----------------------
   2008        2007      2006                2008 (B)               2008 (B)               2008 (B)               2008 (B)
---------- ----------- --------- ---------------------- ---------------------- ---------------------- ----------------------
 87,700      30,951     2,190                     --                     --                     --                     --
 72,887      69,741    30,655                  2,085                  3,101                  4,660                  3,402
(87,896)    (12,992)   (1,894)                   (14)                   (12)                   (43)                   (78)
---------- ----------- --------- ---------------------- ---------------------- ---------------------- ----------------------
 72,691      87,700    30,951                  2,071                  3,089                  4,617                  3,324
========== =========== ========= ====================== ====================== ====================== ======================

                    AMERICAN FUNDS GROWTH-INCOME         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                             INVESTMENT DIVISION                                INVESTMENT DIVISION
------------------------------------------------ --------------------------------------------------
     2008                   2007         2006          2008                   2007          2006
------------ ---------------------- ------------ ------------- ---------------------- -------------
1,381,044              1,228,077    1,035,047     1,945,062              1,521,701     1,088,603
  759,706                321,727      919,357     1,620,594                741,710     1,590,658
 (678,871)              (168,760)    (726,327)   (1,467,539)              (318,349)   (1,157,560)
------------ ---------------------- ------------ ------------- ---------------------- -------------
1,461,879              1,381,044    1,228,077     2,098,117              1,945,062     1,521,701
============ ====================== ============ ============= ====================== =============

                               AMERICAN FUNDS
                              U.S. GOVERNMENT/
        AMERICAN FUNDS              AAA RATED                                MIST T. ROWE PRICE
         INTERNATIONAL             SECURITIES                                    MID CAP GROWTH
   INVESTMENT DIVISION    INVESTMENT DIVISION                               INVESTMENT DIVISION
---------------------- ---------------------- -------------------------------------------------
            2008 (B)               2008 (B)         2008                   2007         2006
---------------------- ---------------------- ------------- ---------------------- ------------
                 --                     --     1,587,296              1,338,870    1,132,034
              2,351                  1,820     1,301,840                592,655    1,200,709
                (16)                   (12)   (1,186,379)              (344,229)    (993,873)
---------------------- ---------------------- ------------- ---------------------- ------------
              2,335                  1,808     1,702,757              1,587,296    1,338,870
====================== ====================== ============= ====================== ============

                           MIST PIMCO TOTAL RETURN                               MIST RCM TECHNOLOGY
                               INVESTMENT DIVISION                               INVESTMENT DIVISION
-------------------------------------------------- -------------------------------------------------
      2008                   2007          2006          2008                   2007         2006
------------- ---------------------- ------------- ------------- ---------------------- ------------
 2,175,489              2,039,385     1,849,249     1,867,295              1,395,573    1,334,943
 1,322,359                459,131     1,580,219     1,857,487                861,145    1,036,397
(1,210,103)              (323,027)   (1,390,083)   (1,917,937)              (389,423)    (975,767)
------------- ---------------------- ------------- ------------- ---------------------- ------------
 2,287,745              2,175,489     2,039,385     1,806,845              1,867,295    1,395,573
============= ====================== ============= ============= ====================== ============

                           MIST LAZARD MID CAP                  MIST MET/AIM SMALL CAP GROWTH
                           INVESTMENT DIVISION                            INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------
    2008                   2007        2006        2008                   2007        2006
----------- ---------------------- ----------- ----------- ---------------------- -----------
 340,316                261,764     226,296     208,985                170,794     129,221
 294,536                129,129     244,858     181,529                 87,382     152,658
(263,120)               (50,577)   (209,390)   (159,896)               (49,191)   (111,085)
----------- ---------------------- ----------- ----------- ---------------------- -----------
 371,732                340,316     261,764     230,618                208,985     170,794
=========== ====================== =========== =========== ====================== ===========

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                        MIST HARRIS OAKMARK INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                        -------------------------------------------------
                                                              2008                   2007         2006
                                                        ------------- ---------------------- ------------
Units beginning of year                                  1,335,770              1,060,490      636,793
Units issued and transferred from other funding options  1,015,983                501,471    1,213,847
Units redeemed and transferred to other funding options (1,014,079)              (226,191)    (790,150)
                                                        ------------- ---------------------- ------------
Units end of year                                        1,337,674              1,335,770    1,060,490
                                                        ============= ====================== ============

                                                                         MIST CLARION GLOBAL REAL ESTATE
                                                                                     INVESTMENT DIVISION
                                                        ------------------------------------------------
                                                             2008                   2007         2006
                                                        ------------ ---------------------- ------------
Units beginning of year                                 1,071,638                939,464      503,432
Units issued and transferred from other funding options 1,053,139                419,170    1,259,740
Units redeemed and transferred to other funding options  (877,554)              (286,996)    (823,708)
                                                        ------------ ---------------------- ------------
Units end of year                                       1,247,223              1,071,638      939,464
                                                        ============ ====================== ============

                                                                     MIST THIRD AVENUE SMALL CAP VALUE
                                                                                   INVESTMENT DIVISION
                                                        ----------------------------------------------
                                                          2008                       2007      2006
                                                        --------- -------------------------- ---------
Units beginning of year                                 24,943                     17,494     2,073
Units issued and transferred from other funding options  5,677                     11,206    16,123
Units redeemed and transferred to other funding options (7,878)                    (3,757)     (702)
                                                        --------- -------------------------- ---------
Units end of year                                       22,742                     24,943    17,494
                                                        ========= ========================== =========

                                                                                MIST SSGA GROWTH ETF
                                                                                 INVESTMENT DIVISION
                                                        --------------------------------------------
                                                           2008                   2007    2006 (A)
                                                        ---------- ---------------------- ----------
Units beginning of year                                  56,164                 16,395         --
Units issued and transferred from other funding options  75,852                 43,076     18,885
Units redeemed and transferred to other funding options (72,118)                (3,307)    (2,490)
                                                        ---------- ---------------------- ----------
Units end of year                                        59,898                 56,164     16,395
                                                        ========== ====================== ==========

                                                           MIST BLACKROCK LARGE CAP CORE
                                                                     INVESTMENT DIVISION
                                                        --------------------------------
                                                              2008            2007 (C)
                                                        ------------- ------------------
Units beginning of year                                 15,352,126                 --
Units issued and transferred from other funding options  4,069,201         17,523,204
Units redeemed and transferred to other funding options (4,750,547)        (2,171,078)
                                                        ------------- ------------------
Units end of year                                       14,670,780         15,352,126
                                                        ============= ==================

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

    MIST LEGG MASON PARTNERS AGGRESSIVE GROWTH            MIST LORD ABBETT GROWTH AND INCOME
                           INVESTMENT DIVISION                           INVESTMENT DIVISION
---------------------------------------------- ---------------------------------------------
    2008                   2007        2006       2008                   2007        2006
----------- ---------------------- ----------- ---------- ---------------------- -----------
 893,124                908,926     844,525    539,972                523,423     342,402
 427,707                167,283     564,765     51,580                 43,331     529,241
(391,387)              (183,085)   (500,364)   (21,638)               (26,782)   (348,220)
----------- ---------------------- ----------- ---------- ---------------------- -----------
 929,444                893,124     908,926    569,914                539,972     523,423
=========== ====================== =========== ========== ====================== ===========

                MIST VAN KAMPEN MID CAP GROWTH                 MIST LORD ABBETT MID CAP VALUE
                           INVESTMENT DIVISION                            INVESTMENT DIVISION
---------------------------------------------- ----------------------------------------------
      2008                      2007      2006    2008                   2007         2006
------------- ------------------------ ------- --------- ----------------------- ------------
     2,000                       --         --    4,638                 2,988        2,543
         9                    2,004         --    8,670                 4,172          710
       (22)                      (4)        --   (2,845)               (2,522)        (265)
------------- ------------------------ ------- --------- ----------------------- ------------
     1,987                    2,000         --   10,463                 4,638        2,988
====-======== ======================== ======= ========= ======================= ============

       MIST OPPENHEIMER CAPITAL APPRECIATION                  MIST LEGG MASON VALUE EQUITY
                         INVESTMENT DIVISION                           INVESTMENT DIVISION
-------------------------------------------- ---------------------------------------------
   2008                   2007       2006        2008                   2007    2006 (A)
---------- ---------------------- ---------- ----------- ---------------------- ----------
 70,634                 27,796     10,588     511,093                490,888         --
142,400                 50,236     48,969     304,320                 90,867    548,298
(98,048)                (7,398)   (31,761)   (238,810)               (70,662)   (57,410)
---------- ---------------------- ---------- ----------- ---------------------- ----------
114,986                 70,634     27,796     576,603                511,093    490,888
========== ====================== ========== =========== ====================== ==========

          MIST SSGA GROWTH AND INCOME ETF           MIST PIMCO INFLATION PROTECTED BOND
                      INVESTMENT DIVISION                           INVESTMENT DIVISION
-------------------------------------------- ---------------------------------------------
   2008                   2007    2006 (A)       2008                   2007    2006 (A)
---------- ---------------------- ---------- ----------- ---------------------- ----------
 30,551                 10,875         --      80,592                 12,722         --
 57,632                 25,957     12,571     872,786                 86,389     33,652
(48,441)                (6,281)    (1,696)   (429,490)               (18,519)   (20,930)
---------- ---------------------- ---------- ----------- ---------------------- ----------
 39,742                 30,551     10,875     523,888                 80,592     12,722
========== ====================== ========== =========== ====================== ==========

                                       MIST                 MIST                 MIST                 MIST                 MIST
                           DREMEN SMALL CAP       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS         MET/FRANKLIN
    MIST JANUS FORTY                  VALUE  BALANCED ALLOCATION    GROWTH ALLOCATION  MODERATE ALLOCATION               INCOME
 INVESTMENT DIVISION    INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
----------------------- -------------------- -------------------- -------------------- -------------------- --------------------
     2008    2007 (C)               2008 (B)             2008 (B)             2008 (B)             2008 (B)             2008 (B)
------------ ---------- -------------------- -------------------- -------------------- -------------------- --------------------
  281,380         --                     --                   --                   --                   --                   --
1,255,331    305,557                     15                1,565                2,697                  809                2,572
 (593,541)   (24,177)                    (4)                (138)                (258)                (216)                (164)
------------ ---------- -------------------- -------------------- -------------------- -------------------- --------------------
  943,170    281,380                     11                1,427                2,439                  593                2,408
============ ========== ==================== ==================== ==================== ==================== ====================

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008, 2007, AND 2006

                                                                       MIST              MIST MET/                   MIST
                                                               MET/FRANKLIN     FRANKLIN TEMPLETON          MET/TEMPLETON
                                                              MUTUAL SHARES      FOUNDING STRATEGY                 GROWTH
                                                        INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                        ---------------------- ---------------------- ----------------------
                                                                    2008 (B)               2008 (B)               2008 (B)
                                                        ---------------------- ---------------------- ----------------------
Units beginning of year                                                  --                     --                     --
Units issued and transferred from other funding options               1,620                  1,613                    543
Units redeemed and transferred to other funding options                (412)                  (110)                   (63)
                                                        ---------------------- ---------------------- ----------------------
Units end of year                                                     1,208                  1,503                    480
                                                        ====================== ====================== ======================

                                                                     DREYFUS VIF INTERNATIONAL VALUE
                                                                                 INVESTMENT DIVISION
                                                        --------------------------------------------
                                                           2008                    2007      2006
                                                        ---------- ----------------------- ---------
Units beginning of year                                  42,550                  45,198    14,559
Units issued and transferred from other funding options   1,327                  17,418    32,872
Units redeemed and transferred to other funding options (10,721)                (20,066)   (2,233)
                                                        ---------- ----------------------- ---------
Units end of year                                        33,156                  42,550    45,198
                                                        ========== ======================= =========

                                                                                   MFS HIGH INCOME
                                                                               INVESTMENT DIVISION
                                                        ------------------------------------------
                                                          2008                   2007      2006
                                                        --------- ---------------------- ---------
Units beginning of year                                  1,776                  6,738     6,238
Units issued and transferred from other funding options     77                    823     8,397
Units redeemed and transferred to other funding options (1,499)                (5,785)   (7,897)
                                                        --------- ---------------------- ---------
Units end of year                                          354                  1,776     6,738
                                                        ========= ====================== =========

                                                                                   MFS VALUE
                                                                         INVESTMENT DIVISION
                                                        ------------------------------------
                                                         2008                   2007    2006
                                                        -------- ---------------------- ----
Units beginning of year                                 2,966                     --     --
Units issued and transferred from other funding options 3,928                  3,069     --
Units redeemed and transferred to other funding options  (813)                  (103)    --
                                                        -------- ---------------------- ----
Units end of year                                       6,081                  2,966     --
                                                        ======== ====================== ====

                                                                        WELLS FARGO VT MONEY MARKET
                                                                                INVESTMENT DIVISION
                                                        -------------------------------------------
                                                           2008                   2007      2006
                                                        ---------- ---------------------- ---------
Units beginning of year                                 181,995                 91,188        --
Units issued and transferred from other funding options  37,528                105,491    93,909
Units redeemed and transferred to other funding options (38,316)               (14,684)   (2,721)
                                                        ---------- ---------------------- ---------
Units end of year                                       181,207                181,995    91,188
                                                        ========== ====================== =========

(a) For the period May 1, 2006 to December 31, 2006.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period April 30, 2007 to December 31, 2007.

               AMERICAN CENTURY VP VISTA                  DELAWARE VIP SMALL CAP VALUE
                     INVESTMENT DIVISION                           INVESTMENT DIVISION
----------------------------------------   -------------------------------------------
 2008                   2007     2006         2008                   2007      2006
-------- ---------------------- --------   ---------- ---------------------- ---------
1,642                  1,963    1,252       67,044                 31,911     9,876
7,373                    511      761       14,415                 43,174    25,950
 (329)                  (832)     (50)     (22,180)                (8,041)   (3,915)
-------- ---------------------- --------   ---------- ---------------------- ---------
8,686                  1,642    1,963       59,279                 67,044    31,911
======== ====================== ========   ========== ====================== =========

                GOLDMAN SACHS MID CAP VALUE   GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                        INVESTMENT DIVISION                         INVESTMENT DIVISION
-------------------------------------------   -----------------------------------------
   2008                   2007      2006        2008                   2007     2006
---------- ---------------------- ---------   --------- ---------------------- --------
 84,789                 18,361     3,769      12,264                  6,743    4,239
 29,281                 68,111    15,229       2,521                  5,781    2,659
(11,968)                (1,683)     (637)     (7,967)                  (260)    (155)
---------- ---------------------- ---------   --------- ---------------------- --------
102,102                 84,789    18,361       6,818                 12,264    6,743
========== ====================== =========   ========= ====================== ========

                                           C>
                       MFS GLOBAL EQUITY                    MFS NEW DISCOVERY
                     INVESTMENT DIVISION                  INVESTMENT DIVISION
----------------------------------------   ----------------------------------
 2008                   2007     2006      2008                  2007    2006
-------- ---------------------- --------   ------ ---------------------- ----
3,948                  1,789       --      253                     --      --
1,868                  2,461    1,849       --                 260.33      --
 (430)                  (302)     (60)      (4)                    (7)     --
-------- ---------------------- --------   ------ ---------------------- ----
5,386                  3,948    1,789      249                    253      --
======== ====================== ========   ====== ====================== ====

                 VAN KAMPEN LITGOVERNMENT               WELLS FARGO VT TOTAL RETURN BOND
                      INVESTMENT DIVISION                            INVESTMENT DIVISION
-----------------------------------------   --------------------------------------------
  2008                   2007     2006        2008                      2007     2006
--------- ---------------------- --------   --------- ------------------------- --------
 1,920                  1,342    1,272       9,697                     5,553    1,620
 2,736                  1,425      701       9,589                     5,733    4,733
(2,031)                  (847)    (631)     (3,957)                   (1,589)    (800)
--------- ---------------------- --------   --------- ------------------------- --------
 2,625                  1,920    1,342      15,329                     9,697    5,553
========= ====================== ========   ========= ========================= ========

           PIONEER VCT
      EMERGING MARKETS
   INVESTMENT DIVISION
----------------------
            2008 (B)
----------------------
                 --
             13,166
               (136)
----------------------
             13,031
======================

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                            AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------ --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ---------------- -------------------
MSF BlackRock Diversified           2008 12,136,197 11.61 - 46.97 235,715,981          2.81      0.45 - 0.90 (25.47) - (20.65)
  Investment Division               2007 12,715,624 15.43 - 38.69 334,245,436          2.54      0.45 - 0.90      4.96 - 8.02
                                    2006 13,096,726 14.57 - 36.86 331,432,719          2.44      0.40 - 0.90     7.38 - 10.53
                                    2005 13,638,816 13.18 - 33.65 319,750,423          1.57      0.40 - 0.90      2.13 - 3.05
                                    2004 13,455,017 12.79 - 32.95 315,176,729          1.83      0.40 - 0.90      7.54 - 8.51
MSF BlackRock Aggressive Growth     2008 10,226,808 10.19 - 37.93 134,277,037            --      0.45 - 0.90 (46.22) - (44.59)
  Investment Division               2007 10,673,487 18.84 - 26.64 260,061,815            --      0.45 - 0.90    19.53 - 20.60
                                    2006 11,198,297 15.63 - 22.09 228,717,595            --      0.40 - 0.90      5.76 - 6.75
                                    2005 11,502,614 14.64 - 20.73 222,219,970            --      0.40 - 0.90     9.72 - 10.70
                                    2004 11,775,258 13.23 - 18.89 207,749,362            --      0.40 - 0.90    11.97 - 12.98
MSF MetLife Stock Index             2008 36,120,853  8.47 - 37.94 472,610,929          1.94      0.45 - 0.90 (37.67) - (34.22)
  Investment Division               2007 34,637,993 13.47 - 39.67 748,068,488          1.03      0.45 - 0.90     4.28 - 10.73
                                    2006 33,607,228 12.80 - 38.04 707,564,793          1.97      0.40 - 0.90     8.73 - 15.48
                                    2005 32,156,989 11.08 - 33.24 605,569,341          1.56      0.40 - 0.90      3.71 - 4.64
                                    2004 29,475,869 10.59 - 32.05 548,175,778          0.83      0.40 - 0.90     9.55 - 10.53
MSF Julius Baer International Stock 2008  3,272,041  9.71 - 14.31  38,994,328          3.13      0.45 - 0.90 (44.63) - (40.37)
  Investment Division               2007  3,371,026 17.46 - 23.95  72,704,709          1.05      0.45 - 0.90     9.36 - 11.35
                                    2006  3,412,213 15.68 - 21.90  67,509,144          1.40      0.40 - 0.90    14.38 - 16.49
                                    2005  3,294,341 13.71 - 18.97  56,855,714          0.60      0.40 - 0.90    16.95 - 18.00
                                    2004  3,241,370 11.67 - 16.22  48,075,000          1.32      0.40 - 0.90    17.14 - 18.19
MSF FI Mid Cap Opportunities        2008 13,704,583  3.86 - 10.96 124,838,700          0.41      0.45 - 0.90 (55.69) - (51.44)
  Investment Division               2007 13,843,071  8.63 - 24.16 283,077,852          0.13      0.45 - 0.90      7.38 - 8.34
                                    2006 14,298,595  7.97 - 22.36 271,463,672          0.01      0.45 - 0.90    10.85 - 28.32
                                    2005 14,520,500  7.12 - 20.08 247,745,972            --      0.45 - 0.90      5.97 - 6.92
                                    2004 14,284,163  6.66 - 18.87 229,326,208          0.53      0.45 - 0.90    16.15 - 17.19
MSF T. Rowe Price Small Cap Growth  2008  4,498,247 10.85 - 12.37  52,291,217            --      0.45 - 0.90 (36.76) - (33.41)
  Investment Division               2007  4,692,085 17.16 - 19.47  85,746,187            --      0.45 - 0.90      8.88 - 9.89
                                    2006  4,913,291 15.76 - 17.80  81,812,746            --      0.45 - 0.90      2.96 - 3.93
                                    2005  5,103,342  8.20 - 17.21  80,632,046            --      0.45 - 0.90    10.02 - 11.01
                                    2004  5,056,605  7.41 - 15.57  72,034,034            --      0.45 - 0.90     9.58 - 11.08
MSF Oppenheimer Global Equity       2008  2,250,790 12.94 - 14.42  29,644,684          2.15      0.45 - 0.90 (40.90) - (37.34)
  Investment Division               2007  2,347,437 21.71 - 24.18  52,072,709          1.10      0.45 - 0.90     5.53 - 10.86
                                    2006  2,344,938 20.38 - 22.70  48,944,535          2.49      0.45 - 0.90    11.00 - 16.59
                                    2005  2,314,718 17.48 - 19.47  41,604,796          0.55      0.45 - 0.90    15.19 - 16.22
                                    2004  2,201,362 15.04 - 16.76  34,182,477          1.52      0.45 - 0.90    15.38 - 16.42
MSF MFS Value Investment Division   2008  4,061,727  9.35 - 13.40  41,012,912          1.91      0.45 - 0.90 (34.05) - (17.37)
                                    2007  4,115,566 14.14 - 17.54  61,926,665          0.78      0.45 - 0.90   (4.67) - (3.48)
                                    2006  4,099,325 14.65 - 18.40  64,292,839          0.77      0.40 - 0.90    16.70 - 18.14
                                    2005  4,085,993 12.55 - 15.72  54,445,434          0.70      0.40 - 0.90   (2.26) - (1.38)
                                    2004  3,767,330 12.79 - 16.08  51,133,000          0.49      0.40 - 0.90    10.42 - 11.42

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ----------- ------------- ---------------- -------------------
MSF Neuberger Berman Mid Cap       2008 3,355,424 11.10 - 16.33  44,065,744          0.85             0.90 (47.81) - (46.55)
  Value Investment Division        2007 3,292,329 21.27 - 30.68  82,005,373          0.55             0.90      2.51 - 3.45
                                   2006 3,225,765 20.75 - 29.66  77,735,349          0.48      0.40 - 0.90    10.46 - 11.46
                                   2005 2,912,765 18.79 - 26.61  63,152,395          0.29      0.40 - 0.90    11.27 - 12.27
                                   2004 2,435,399 16.88 - 23.70  47,215,000          0.23      0.40 - 0.90    21.81 - 22.91
MSF T. Rowe Price Large Cap Growth 2008 3,522,287  6.64 - 10.23  30,702,575          0.59             0.90 (41.89) - (38.27)
  Investment Division              2007 3,529,093 11.53 - 17.60  52,811,241          0.45             0.90      8.47 - 9.40
                                   2006 3,620,946 10.63 - 16.09  49,315,573          0.33      0.40 - 0.90    12.21 - 13.23
                                   2005 3,547,628  6.84 - 14.21  41,950,019          0.54      0.40 - 0.90      4.12 - 6.59
                                   2004 3,354,771  6.47 - 13.33  36,962,724          0.21      0.40 - 0.90      2.91 - 9.93
MSF Lehman Brothers Aggregate      2008 5,705,639 15.30 - 17.13  96,524,738          4.55      0.45 - 0.90      4.32 - 5.99
  Bond Index Investment Division   2007 6,582,200 14.56 - 16.17 104,928,263          4.49      0.45 - 0.90     5.89 - 11.27
                                   2006 6,058,549 13.75 - 15.13  90,417,327          4.29      0.45 - 0.90    (0.88) - 4.15
                                   2005 5,619,973 13.32 - 14.53  80,547,413          3.76      0.45 - 0.90      1.16 - 2.06
                                   2004 4,812,639 13.17 - 14.23  67,709,808          3.00      0.45 - 0.90      3.17 - 4.10
MSF Morgan Stanley EAFE Index      2008 4,548,869  8.21 - 11.34  44,991,420          2.87      0.45 - 0.90 (42.58) - (40.15)
  Investment Division              2007 4,186,312 14.30 - 19.58  71,635,930          1.94      0.45 - 0.90     9.83 - 13.98
                                   2006 3,792,545 13.02 - 17.67  58,401,764          1.70      0.40 - 0.90    23.03 - 25.75
                                   2005 3,464,106 10.45 - 14.05  42,457,559          1.59      0.40 - 0.90    12.24 - 13.24
                                   2004 3,014,776  9.31 - 12.41  32,551,579          0.71      0.40 - 0.90    18.58 - 19.64
MSF Russell 2000 Index             2008 2,979,566  9.77 - 13.88  37,446,370          1.26      0.45 - 0.90 (34.09) - (30.11)
  Investment Division              2007 2,975,863 14.83 - 20.87  56,244,600          0.91      0.45 - 0.90    (2.43) - 2.72
                                   2006 2,884,744 15.20 - 21.19  55,288,989          0.81      0.45 - 0.90    12.11 - 17.99
                                   2005 2,619,288 13.00 - 17.96  42,636,846          0.74      0.45 - 0.90      3.57 - 4.50
                                   2004 2,380,540 12.55 - 17.19  37,085,761          0.44      0.45 - 0.90    16.71 - 17.77
MSF Jennison Growth                2008 1,170,101   4.12 - 9.10   9,813,769          2.43             0.90 (37.00) - (26.98)
  Investment Division              2007 1,203,057  6.48 - 13.98  15,741,716          0.42             0.90    10.62 - 11.66
  (Commenced 5/1/2005)             2006 1,356,790  5.81 - 12.52  14,099,259            --      0.40 - 0.90      1.88 - 2.82
                                   2005 1,147,750  5.65 - 12.19  13,084,245            --      0.40 - 0.90    20.77 - 21.49
MSF BlackRock Strategic Value      2008 4,285,033 12.90 - 14.08  59,706,219          0.54             0.90 (38.96) - (35.81)
  Investment Division              2007 4,450,536 20.94 - 22.86 100,708,365          0.30             0.90   (4.30) - (3.41)
                                   2006 4,494,782 21.68 - 23.68 105,414,517          0.31      0.40 - 0.90    15.68 - 16.74
                                   2005 4,485,936 18.58 - 20.28  90,122,911            --      0.40 - 0.90      3.23 - 4.15
                                   2004 4,164,014 17.84 - 19.48  80,342,000            --      0.40 - 0.90    14.31 - 15.34
MSF MetLife Mid Cap Stock Index    2008 3,450,115 10.90 - 11.97  40,733,135          1.41             0.90 (36.75) - (35.42)
  Investment Division              2007 3,466,871 17.07 - 18.75  63,959,203          0.75             0.90      6.83 - 7.82
                                   2006 3,270,208 15.84 - 17.39  56,090,136          1.19      0.48 - 0.90     9.11 - 10.09
                                   2005 2,985,941 14.39 - 15.80  46,523,277          0.67      0.48 - 0.90    11.28 - 12.27
                                   2004 2,658,110 12.82 - 14.07  36,885,384          0.48      0.48 - 0.90    15.01 - 16.05
MSF Franklin Templeton Small Cap   2008   579,322   5.93 - 7.33   4,206,928            --             0.90 (41.67) - (36.32)
  Growth Investment Division       2007   569,953 11.73 - 12.46   7,040,049            --             0.90      3.53 - 4.53
                                   2006   538,941 11.33 - 11.92   6,368,294            --             0.90     9.07 - 10.05
                                   2005   474,966  8.20 - 10.83   5,108,051            --             0.90     3.72 - 10.71
                                   2004   440,124 10.01 - 10.35   4,527,432            --             0.90    10.41 - 11.41

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      --------- ----------------- ---------- ------------- ---------------- -------------------
MSF BlackRock Large Cap Value    2008   924,995      9.87 - 10.48  9,571,372          0.82             0.90 (35.46) - (30.94)
  Investment Division            2007   770,111     15.30 - 16.10 12,275,048          0.98             0.90      2.41 - 3.40
                                 2006   608,908      8.29 - 15.57  9,397,259          1.17             0.90    18.29 - 19.30
                                 2005   396,107     12.63 - 13.05  5,137,144          0.88             0.90      5.04 - 5.98
                                 2004   271,012     12.02 - 12.31  3,320,893            --             0.90    12.39 - 13.40
MSF Davis Venture Value          2008 1,580,625      8.81 - 29.12 38,001,762          1.34             0.90 (39.89) - (37.59)
  Investment Division            2007 1,479,707     14.53 - 42.17 58,550,244          0.77             0.90      3.65 - 4.56
                                 2006 1,301,427     13.90 - 40.33 49,859,713          0.85      0.40 - 0.90    13.55 - 14.62
                                 2005 1,739,984     12.13 - 35.19 43,993,114          0.65      0.40 - 0.90     9.32 - 10.30
                                 2004 1,365,956     11.00 - 31.91 31,374,337          0.54      0.40 - 0.90    11.36 - 12.37
MSF Loomis Sayles Small Cap      2008   116,157     9.66 - 213.94 11,034,259            --             0.90 (36.47) - (30.05)
  Investment Division            2007    98,083    15.07 - 333.74 15,771,472          0.08             0.90    10.90 - 11.90
                                 2006    78,273    13.47 - 298.24 12,333,660            --      0.40 - 0.90    15.64 - 16.72
                                 2005    39,978    11.54 - 255.61  8,114,417            --      0.40 - 0.90      6.00 - 6.96
                                 2004    37,547    10.79 - 238.98  6,406,000            --      0.40 - 0.90    15.31 - 16.35
MSF BlackRock Legacy Large Cap   2008   413,693      6.25 - 25.16  3,786,888          0.43             0.90 (37.07) - (34.56)
  Growth Investment Division     2007   265,094      9.85 - 14.78  3,824,550          0.19             0.90    17.60 - 18.77
                                 2006   190,308      8.29 - 12.45  2,269,333          0.16      0.48 - 0.90      3.23 - 4.13
                                 2005 1,201,181      7.96 - 11.96 10,109,046          0.39      0.48 - 0.90      6.05 - 7.00
                                 2004   851,014      7.44 - 11.17  6,457,524            --      0.48 - 0.90     8.81 - 11.74
MSF BlackRock Bond Income        2008 4,137,787     14.77 - 69.96 81,985,350          5.16      0.45 - 0.90   (4.31) - (3.43)
  Investment Division            2007 4,467,585     15.30 - 31.06 92,436,358          3.24      0.45 - 0.90     5.36 - 12.31
                                 2006 4,668,001     14.39 - 29.48 92,311,177          5.74      0.40 - 0.90    (2.17) - 4.43
                                 2005 5,010,744     13.78 - 28.49 94,693,129          3.93      0.40 - 0.90      1.50 - 2.41
                                 2004 4,716,266     13.46 - 28.07 89,174,083          4.09      0.40 - 0.90      3.50 - 4.43
MSF FI Value Leaders             2008   451,406      7.50 - 24.71  4,225,438          1.93             0.90 (39.49) - (34.25)
  Investment Division            2007   440,904     12.29 - 15.50  6,742,764          0.91             0.90      3.22 - 4.24
                                 2006   393,835     11.79 - 14.87  5,778,898          1.00      0.40 - 0.90    10.97 - 11.91
                                 2005   248,972     10.54 - 13.29  3,262,874          1.04      0.40 - 0.90     9.71 - 10.69
                                 2004   101,071      9.52 - 12.01  1,190,557          1.10      0.40 - 0.90    12.71 - 13.73
MSF Harris Oakmark Focused Value 2008   196,801    24.85 - 153.92 29,975,616          0.37             0.90 (46.49) - (42.81)
  Investment Division            2007   191,591   268.52 - 285.05 54,129,720          0.56             0.90   (7.67) - (6.84)
                                 2006   191,529   290.84 - 305.98 58,176,504          0.30             0.90    11.45 - 12.45
                                 2005   182,165   260.95 - 272.09 49,251,761          0.04             0.90      9.00 - 9.98
                                 2004   153,755   239.40 - 247.40 37,844,733          0.04             0.90      8.95 - 9.93
MSF Western Asset Management     2008 1,106,833     13.17 - 22.28 15,464,462          4.07             0.90 (15.76) - (14.42)
  Strategic Bond Opportunities   2007 1,117,386     15.63 - 16.60 18,372,006          2.67             0.90      3.10 - 4.08
  Investment Division            2006   998,939     15.16 - 15.95 15,802,133          4.79             0.90      3.38 - 4.33
                                 2005   843,296     14.56 - 15.19 12,708,706          3.01             0.90      1.92 - 2.83
                                 2004   595,935     14.29 - 14.77  8,742,547          2.66             0.90      5.66 - 6.61
MSF Western Asset Management     2008 1,059,598     13.91 - 20.52 15,636,881          4.27             0.90   (1.23) - (0.36)
  U.S. Government                2007 1,066,735     14.08 - 14.95 15,797,381          2.66             0.90      3.38 - 4.33
  Investment Division            2006   988,756     13.62 - 14.33 14,050,390          3.26             0.90      3.25 - 4.19
                                 2005   879,572     13.19 - 13.75 12,014,309          1.33             0.90      0.82 - 1.72
                                 2004   705,185     13.08 - 13.52  9,478,138          1.25             0.90      2.09 - 3.01

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ----------------- ---------- ------------- ---------------- -------------------
MSF BlackRock Money Market         2008 3,533,477     17.90 - 17.91 63,265,014          2.81             0.90      1.92 - 2.84
  Investment Division              2007 3,638,086     17.41 - 17.57 63,398,057          4.94             0.90      4.15 - 5.07
                                   2006 3,575,759     16.57 - 16.87 59,328,821          4.81      0.40 - 0.90      3.86 - 4.82
                                   2005 1,760,759     12.92 - 16.24 28,027,973          2.78      0.40 - 0.90      1.97 - 2.89
                                   2004 1,880,485     15.36 - 15.93 29,162,123          1.03      0.40 - 0.90      0.08 - 0.99
MSF MFS Total Return               2008   469,855      9.95 - 50.76  4,861,537          3.50             0.90 (22.84) - (20.13)
  Investment Division              2007   418,473     12.90 - 13.33  5,549,510          1.97             0.90      3.45 - 4.39
                                   2006   297,430     12.47 - 12.77  3,781,921          3.21      0.40 - 0.90    11.19 - 12.18
                                   2005   190,293     11.21 - 11.68  2,159,396          1.64      0.40 - 0.90      2.20 - 7.66
                                   2004    69,569     10.85 - 11.04    767,164            --      0.40 - 0.90     8.52 - 10.39
MSF MetLife Conservative           2008   133,696      9.82 - 10.14  1,350,130          1.41             0.90 (14.87) - (13.89)
  Allocation Investment Division   2007    66,558     11.53 - 11.81    784,035            --             0.90      4.82 - 5.73
  (Commenced 5/1/2005)             2006    44,128     11.00 - 11.17    492,252          2.90             0.90      6.27 - 7.27
                                   2005    11,372     10.35 - 10.41    118,225          0.63             0.90      3.51 - 4.13
MSF MetLife Conservative to        2008   336,506       9.33 - 9.64  3,218,477          1.34             0.90 (22.11) - (20.23)
  Moderate Allocation              2007   244,254     11.98 - 12.27  2,977,400            --             0.90      4.08 - 5.05
  Investment Division              2006   161,903     11.51 - 11.68  1,884,052          2.36             0.90      8.80 - 9.74
  (Commenced 5/1/2005)             2005    54,464     10.58 - 10.64    578,511          0.77             0.90      5.80 - 6.43
MSF MetLife Moderate Allocation    2008 2,031,439      8.82 - 90.36 18,535,109          1.08             0.90 (29.06) - (26.51)
  Investment Division              2007 1,452,241     12.44 - 12.74 18,395,945          0.19             0.90      3.58 - 4.51
  (Commenced 5/1/2005)             2006   775,138     12.01 - 12.19  9,406,274          1.48             0.90    11.20 - 12.19
                                   2005   133,610     10.80 - 10.87  1,449,435          0.83             0.90      8.02 - 8.66
MSF MetLife Moderate to Aggressive 2008 3,956,910       8.33 - 8.61 33,871,944          0.84             0.90 (35.55) - (32.36)
  Allocation Investment Division   2007 2,499,351     12.92 - 13.23 32,935,899          0.19             0.90      3.19 - 4.09
  (Commenced 5/1/2005)             2006 1,098,433     12.52 - 12.71 13,918,465          1.07             0.90    13.54 - 14.57
                                   2005   212,022     11.03 - 11.09  2,349,403          0.77             0.90    10.28 - 10.94
MSF MetLife Aggressive Allocation  2008   851,068      7.82 - 80.06  6,897,699          0.76             0.90 (40.83) - (37.15)
  Investment Division              2007   608,756     13.22 - 13.54  8,191,098          0.22             0.90      2.56 - 3.52
  (Commenced 5/1/2005)             2006   225,274     12.89 - 13.08  2,934,559          0.67             0.90    15.05 - 16.04
                                   2005    40,224     11.20 - 11.27    452,673          0.73             0.90    12.05 - 12.72
MSF FI Large Cap                   2008    56,821      5.73 - 11.76    333,685            --             0.90 (45.32) - (38.34)
  Investment Division              2007    28,739     10.47 - 10.63    304,229          0.12             0.90      3.05 - 4.01
  (Commenced 5/1/2006)             2006     6,047     10.16 - 10.22     61,685            --             0.90      1.60 - 2.20
MSF Capital Guardian U.S. Equity   2008    24,653              9.32    229,863          1.07               --           (40.23)
  Investment Division              2007    33,111             15.60    516,531            --               --             1.96
  (Commenced 5/1/2006)             2006    25,159             15.30    384,843          0.50             0.48            36.32
Janus Aspen Large Cap Growth       2008   685,791              6.76  4,638,873          0.74               --           (39.71)
  Investment Division              2007   643,417             11.22  7,219,885          0.74               --            15.08
                                   2006   595,051              9.75  5,801,609          0.49      0.48 - 0.60            11.38
                                   2005   563,653              8.75  4,934,074          0.33      0.48 - 0.60             4.29
                                   2004   509,009              8.39  4,276,635          0.15      0.48 - 0.60             4.52

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                           ------------------------------------ -------------------------------------------------
                                                       UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                           LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                             UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                           ------- ----------------- ---------- ------------- ---------------- ------------------
Janus Aspen Balanced                  2008  20,633             11.94    246,409          3.65               --          (16.08)
  Investment Division                 2007   5,625             14.23     80,035          3.00               --           10.31
                                      2006     179             12.90      2,311          1.92             0.48           10.41
                                      2005     187             11.68      2,186          2.07             0.60            7.66
                                      2004      22             10.85        237          3.38             0.60            8.52
Janus Aspen Forty Investment Division 2008  45,182             10.65    475,295          0.01               --          (44.31)
  (Commenced 5/1/2004)                2007  27,126             19.13    518,927          0.25               --           36.64
                                      2006   7,954             14.00    111,362          0.14             0.48            9.11
                                      2005      --                --         --            --               --              --
                                      2004      --                --         --            --               --              --
Janus Aspen International Growth
  Investment Division
  (Commenced 4/28/08)                 2008   1,777             14.62     25,984            --               --          (52.68)
Janus Aspen Mid Cap Value
  Investment Division
  (Commenced 4/28/08)                 2008  13,293             11.31    150,387          0.81               --          (28.41)
AIM V.I. Global Real Estate           2008  76,172             19.10  1,455,085          5.47               --          (44.65)
  Investment Division                 2007  74,508             34.51  2,571,266          5.97               --          (12.34)
                                      2006  70,179             39.37  2,762,613          1.18      0.40 - 0.60           42.62
                                      2005  63,997             27.61  1,747,819          1.18      0.40 - 0.60           15.46
                                      2004  54,709             23.91  1,308,000          1.25      0.40 - 0.60           34.40
FTVIPT Templeton Foreign Securities   2008 527,866             11.09  5,856,168          2.58               --          (40.23)
  Investment Division                 2007 504,436             18.56  9,363,624          2.07               --           15.78
                                      2006 471,719             16.03  7,566,317          1.35      0.48 - 0.60           21.69
                                      2005 488,477             13.17  6,438,080          1.22      0.48 - 0.60           10.48
                                      2004 444,204             11.92  5,300,000          1.12      0.48 - 0.60           18.87
FTVIPT Mutual Discovery Securities    2008 140,006             13.11  1,835,518          2.51               --          (28.44)
  Investment Division                 2007  93,103             18.32  1,706,062          1.59               --           11.84
  (Commenced 5/1/2004)                2006  54,880             16.38    899,109          0.99      0.40 - 0.48           23.03
                                      2005   9,138             13.31    121,664          1.34      0.40 - 0.48           15.97
                                      2004      --                --         --            --               --              --
AllianceBernstien Global Technology   2008  14,644              3.38     49,447            --               --          (47.48)
  Investment Division                 2007   8,261              6.43     53,097            --               --           19.96
                                      2006  11,769              5.36     63,091            --      0.40 - 0.60            8.36
                                      2005   8,553              4.95     42,308            --      0.40 - 0.60            3.65
                                      2004   4,324              4.77     20,636            --      0.48 - 0.60            5.09
Fidelity VIP Contrafund               2008 218,160              8.83  1,927,330          0.90               --          (42.60)
  Investment Division                 2007 188,529             15.39  2,902,318          0.91               --           11.44
                                      2006 151,404             13.81  2,091,319          1.15      0.40 - 0.60           11.57
                                      2005  74,414             12.38    921,114          0.21      0.40 - 0.60           16.85
                                      2004  77,301             10.59        819          0.21      0.40 - 0.60           15.34

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------ --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS    HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          --------- -------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Asset Manager: Growth   2008   126,890           7.16     908,867          1.87               --           (35.88)
  Investment Division                2007   112,746          11.17   1,259,390          4.07               --            18.83
                                     2006   102,160           9.40     958,076          1.87             0.48             6.89
                                     2005    80,752           8.79     708,401          2.58             0.48             3.79
                                     2004    83,331           8.47     704,000          2.23             0.48             5.85
Fidelity VIP Investment Grade Bond   2008     3,908          11.18      43,701          1.19               --            (3.35)
  Investment Division                2007    73,675          11.57     852,372          0.68               --             4.23
                                     2006     3,341          11.10      36,978          4.18      0.40 - 0.48             4.28
                                     2005     3,156          10.64      33,484          2.35      0.40 - 0.48             2.08
                                     2004     1,268          10.43      13,121            --             0.40             4.27
Fidelity VIP Equity-Income           2008    72,691           7.95     577,801          1.89               --           (42.69)
  Investment Division                2007    87,700          13.87   1,216,664          3.23               --            (0.93)
                                     2006    30,951          14.00     433,176          3.96      0.40 - 0.48            20.07
                                     2005     2,190          11.66      25,408          1.05      0.40 - 0.48             5.76
                                     2004       928          11.02      10,110            --             0.40            10.25
Fidelity VIP Mid Cap
  Investment Division
  (Commenced 4/28/08)                2008     2,071          15.37      31,825          0.15               --           (46.25)
Fidelity VIP Freedom 2010
  Investment Division
  (Commenced 4/28/08)                2008     3,089    7.63 - 9.69      23,569          6.53             0.45 (23.71) - (23.48)
Fidelity VIP Freedom 2020
  Investment Division
  (Commenced 4/28/08)                2008     4,617    6.94 - 9.26      37,721          4.51             0.45 (30.60) - (30.39)
Fidelity VIP Freedom 2030
  Investment Division
  (Commenced 4/28/08)                2008     3,324    6.43 - 8.74      21,387          6.89             0.45 (35.65) - (35.46)
American Funds Growth                2008 1,382,286 12.64 - 138.29  76,515,292          0.86             0.90  (44.47) - 27.72
  Investment Division                2007 1,218,654 94.52 - 100.35 121,273,017          0.82             0.90    11.33 - 12.35
                                     2006 1,094,384  84.90 - 89.32  97,034,740          0.86             0.90     9.24 - 10.22
                                     2005   898,134  77.72 - 81.04  72,331,242          0.74             0.90    15.16 - 16.19
                                     2004   656,749  67.49 - 69.75  45,571,772          0.20             0.90    11.49 - 12.50
American Funds Growth-Income         2008 1,461,879 31.95 - 104.26  49,610,668          1.79             0.90 (38.41) - (35.35)
  Investment Division                2007 1,381,044  51.88 - 55.07  75,370,228          1.59             0.90      4.11 - 5.04
                                     2006 1,228,077  49.83 - 52.43  63,898,091          1.68             0.90    14.17 - 15.21
                                     2005 1,035,047  43.64 - 45.51  46,794,725          1.44             0.90      4.89 - 5.83
                                     2004   811,401  41.61 - 43.00  34,701,703          1.00             0.90     9.39 - 10.37
American Funds Global Small          2008 2,098,117  15.27 - 18.81  33,880,750            --             0.90 (53.94) - (48.89)
  Capitalization Investment Division 2007 1,945,062  33.16 - 35.20  67,615,279          3.01             0.90    20.32 - 21.42
                                     2006 1,521,701  27.56 - 28.99  43,642,742          0.46             0.90    22.97 - 24.05
                                     2005 1,088,603  22.41 - 23.37  25,231,190          0.89             0.90    24.24 - 25.35
                                     2004   676,191  18.04 - 18.64  12,527,867            --             0.90    19.80 - 20.88

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------- --------------------------------------------------
                                                     UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ---------- ------------- ---------------- -------------------
American Funds Bond               2008   317,147      9.69 - 16.69  3,143,128          5.80             0.90  (10.12) - (9.37)
  Investment Division             2007   291,647     10.78 - 10.95  3,182,415         10.03             0.90      6.52 - 7.56
  (Commenced 5/1/06)              2006    63,414     10.12 - 10.18    644,176          0.87             0.90      1.20 - 1.80
American Funds International
  Investment Division
  (Commenced 4/28/08)             2008     2,335             18.89     44,134          2.51               --           (39.19)
American Funds
  U.S. Government/AAA Rated
  Securities Investment Division
  (Commenced 4/28/08)             2008     1,808             19.29     34,883          2.26               --             6.61
MIST T. Rowe Price Mid Cap Growth 2008 1,702,757       6.18 - 9.87 11,162,717          0.07             0.90 (40.16) - (37.28)
  Investment Division             2007 1,587,296     10.32 - 16.38 17,384,199          0.21             0.90    16.74 - 17.85
                                  2006 1,338,870      8.84 - 13.92 12,401,292            --      0.60 - 0.90      5.66 - 6.60
                                  2005 1,132,034      8.37 - 13.11  9,817,802            --      0.60 - 0.90    13.85 - 14.87
                                  2004   856,351      7.35 - 11.44  6,475,187            --      0.60 - 0.90    14.40 - 18.15
MIST MFS Research International   2008   870,603      9.99 - 11.57  9,814,566          2.06             0.90 (42.78) - (41.00)
  Investment Division             2007   695,827     17.33 - 20.03 13,629,924          1.44             0.90    12.59 - 13.61
                                  2006   566,593     15.30 - 17.63  9,803,525          1.59             0.90    25.80 - 26.90
                                  2005   294,107     12.09 - 13.89  4,058,072          0.63             0.90     6.38 - 16.77
                                  2004   234,898     11.51 - 11.90  2,780,832            --             0.90    18.65 - 19.72
MIST PIMCO Total Return           2008 2,287,745     14.03 - 15.03 34,041,059          3.92             0.90    (1.28) - 0.61
  Investment Division             2007 2,175,489     14.07 - 14.94 32,210,481          3.46             0.90      6.91 - 7.87
                                  2006 2,039,385     13.16 - 13.85 28,016,253          2.73             0.90      3.85 - 4.81
                                  2005 1,849,249     12.67 - 13.21 24,263,960          0.06             0.90      1.55 - 2.46
                                  2004 1,483,392     12.48 - 12.90 19,019,859          7.63             0.90      4.31 - 5.25
MIST RCM Technology               2008 1,806,845       3.72 - 3.99  7,121,496         13.07             0.90 (44.79) - (37.82)
  Investment Division             2007 1,867,295       6.74 - 7.15 13,231,277            --             0.90    30.62 - 31.68
                                  2006 1,395,573       5.16 - 5.43  7,523,569            --             0.90      4.51 - 5.47
                                  2005 1,334,943       4.94 - 5.15  6,824,691            --             0.90    10.36 - 11.35
                                  2004 1,273,073       4.47 - 4.62  5,849,160            --             0.90   (5.13) - (4.28)
MIST Lord Abbett Bond Debenture   2008 1,205,110     12.96 - 19.00 17,548,678          4.38      0.45 - 0.90 (19.13) - (18.40)
  Investment Division             2007 1,249,287     16.02 - 19.29 22,262,379          5.32      0.45 - 0.90     5.88 - 14.15
                                  2006 1,162,806     14.77 - 18.05 19,368,414          6.71      0.40 - 0.90      1.42 - 9.34
                                  2005 1,085,144     13.96 - 16.51 16,531,209          4.70      0.40 - 0.90      0.90 - 1.81
                                  2004 1,015,708     10.84 - 16.22 15,192,966          3.51      0.40 - 0.90      7.46 - 9.61
MIST Lazard Mid Cap               2008   371,732      8.11 - 10.73  3,422,640          1.17             0.90 (38.70) - (36.07)
  Investment Division             2007   340,316     13.14 - 15.10  5,084,696          0.63             0.90   (3.37) - (2.45)
                                  2006   261,764     14.85 - 15.48  4,020,887          0.52             0.90     6.62 - 14.86
                                  2005   226,296     11.78 - 13.48  3,034,264          0.41             0.90      7.44 - 8.40
                                  2004   171,772     12.14 - 12.43  2,124,397            --             0.90    13.57 - 14.60
MIST Met/AIM Small Cap Growth     2008   230,618      9.03 - 10.86  2,187,257            --             0.90 (38.73) - (34.43)
  Investment Division             2007   208,985     14.84 - 15.62  3,233,322            --             0.90    10.42 - 11.41
                                  2006   170,794     13.44 - 14.02  2,376,804            --             0.90     3.77 - 13.93
                                  2005   129,221     11.71 - 12.31  1,587,237            --             0.90     7.63 - 10.16
                                  2004   101,110     11.06 - 11.33  1,143,358            --             0.90      5.78 - 6.73

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------- --------------------------------------------------
                                                      UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                          LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ----------------- ---------- ------------- ---------------- -------------------
MIST Harris Oakmark International  2008 1,337,674     11.28 - 11.97 15,844,670          1.96             0.90 (41.26) - (37.26)
  Investment Division              2007 1,335,770     19.20 - 20.20 26,700,786          0.89             0.90   (1.74) - (0.83)
                                   2006 1,060,490     19.54 - 20.37 21,411,537          2.33             0.90    28.05 - 29.18
                                   2005   636,793     15.26 - 15.77  9,973,856          0.16             0.90    13.47 - 14.48
                                   2004   289,245     13.45 - 13.77  3,963,209          0.04             0.90    19.73 - 20.80
MIST Legg Mason Partners           2008   929,444       4.59 - 5.47  4,956,827          0.01             0.90 (39.49) - (36.35)
  Aggressive Growth                2007   893,124       7.54 - 8.82  7,804,601          0.22             0.90      1.71 - 2.56
  Investment Division              2006   908,926       7.37 - 8.60  7,744,433            --      0.48 - 0.90   (2.53) - (1.60)
                                   2005   844,525       7.50 - 8.74  7,322,996            --      0.48 - 0.90    12.83 - 13.84
                                   2004   741,720       6.60 - 7.68  5,657,453            --      0.48 - 0.90      7.85 - 8.82
MIST Lord Abbett Growth and        2008   569,914      7.43 - 48.32  4,235,811          1.80               -- (36.20) - (32.76)
  Income Investment Division       2007   539,972             11.65  6,289,386          1.00               --             4.02
                                   2006   523,423             11.20  5,861,368          0.03      0.40 - 0.60            18.05
                                   2005   342,402      9.49 - 12.19  4,160,587          0.10      0.40 - 0.60      3.68 - 4.62
                                   2004   280,704      9.15 - 11.65  3,254,684          0.49      0.40 - 0.60    11.22 - 12.92
MIST Clarion Global Real Estate    2008 1,247,223      9.71 - 10.12 12,525,455          2.00             0.90 (44.73) - (41.56)
  Investment Division              2007 1,071,638     16.76 - 17.32 18,432,903          1.09             0.90 (15.57) - (14.81)
                                   2006   939,464     19.85 - 20.33 18,987,194          1.01      0.40 - 0.90    36.70 - 37.93
                                   2005   503,432     14.52 - 14.74  7,394,991            --      0.40 - 0.90    12.60 - 13.61
                                   2004   151,740     12.90 - 12.97  1,964,753          3.30      0.40 - 0.90    28.97 - 29.74
MIST Van Kampen Mid Cap Growth     2008     1,987       8.35 - 8.96     16,600          1.36               -- (46.77) - (43.85)
  Investment Division              2007     2,000             15.69     31,371            --               --            23.52
  (Commenced 5/1/2004)             2006        --                --         --            --               --               --
                                   2005        --                --         --            --               --               --
                                   2004        --                --         --            --               --               --
MIST Lord Abbett Mid Cap Value     2008    10,463              8.78     91,851          0.25               --           (38.78)
  Investment Division              2007     4,638             14.34     66,500          0.94               --             0.63
                                   2006     2,988             14.25     42,580          0.54      0.48 - 0.60            12.16
                                   2005     2,543             12.71     32,304          0.86      0.48 - 0.60             8.05
                                   2004        21             11.76        246          0.72             0.60            17.59
MIST Third Avenue Small Cap Value  2008    22,742             10.72    243,831          0.70               --           (29.73)
  Investment Division              2007    24,943             15.28    381,064          0.85               --            (2.98)
                                   2006    17,494             15.75    275,584          0.11      0.48 - 0.60            13.11
                                   2005     2,073             13.92     28,860            --      0.40 - 0.60            15.48
                                   2004       366             12.06      4,407          0.55             0.40            20.58
MIST Oppenheimer Capital           2008   114,986       6.26 - 7.37    841,297          3.67             0.90 (46.29) - (43.37)
  Appreciation Investment Division 2007    70,634     13.27 - 13.59    955,427          0.11             0.90    13.42 - 14.49
  (Commenced 5/1/2005)             2006    27,796     11.70 - 11.87    329,300          0.26             0.90      6.88 - 7.78
                                   2005    10,588     10.95 - 11.01    116,310          0.13             0.90      9.21 - 9.86
MIST Legg Mason Value Equity       2008   576,603       4.53 - 5.20  2,788,353          0.32             0.90 (54.82) - (47.12)
  Investment Division              2007   511,093     10.02 - 11.42  5,435,902            --             0.90   (6.62) - (5.70)
  (Commenced 5/1/2006)             2006   490,888     10.73 - 12.11  5,537,660          0.16      0.48 - 0.90     7.73 - 27.65

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                             AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                          ------------------------------------ --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                               UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                          ---------- ------------- ----------- ------------- ---------------- -------------------
MIST SSgA Growth ETF                 2008     59,898   7.48 - 8.29     457,331          1.65             0.90 (33.42) - (30.82)
  Investment Division                2007     56,164 11.24 - 11.41     639,459            --             0.90      4.95 - 5.94
  (Commenced 5/1/2006)               2006     16,395 10.71 - 10.77     176,315          2.52             0.90      7.10 - 7.70
MIST SSgA Growth and Income ETF      2008     39,742   8.33 - 9.05     336,449          1.95             0.90 (25.54) - (23.99)
  Investment Division                2007     30,551 11.18 - 11.35     345,473            --             0.90      4.78 - 5.78
  (Commenced 5/1/2006)               2006     10,875 10.67 - 10.73     116,548          3.14             0.90      6.70 - 7.30
MIST PIMCO Inflation Protected       2008    523,888 10.33 - 12.23   5,523,166          3.28             0.90   (9.73) - (6.61)
  Bond Investment Division           2007     80,592 11.16 - 11.33     911,539          1.27             0.90    10.06 - 11.08
  (Commenced 5/1/2006)               2006     12,722 10.14 - 10.20     129,728            --             0.90      1.40 - 2.00
MIST BlackRock Large Cap Core
  Investment Division                2008 14,670,780  6.31 - 27.82 258,799,279          0.70      0.45 - 0.90 (37.68) - (31.87)
  (Commenced 4/30/2007)              2007 15,352,126 10.08 - 44.64 436,975,682            --      0.45 - 0.90      0.80 - 6.77
MIST Janus Forty Investment Division 2008    943,170 7.10 - 226.02   6,915,393          4.58             0.90 (44.68) - (41.84)
  (Commenced 4/30/2007 )             2007    281,380 12.33 - 12.40   3,487,948            --             0.90    23.30 - 24.00
MIST Dreman Small Cap Value
  Investment Division
  (Commenced 4/28/08)                2008         11         10.45         120            --               --           (25.08)
MIST American Funds Balanced
  Allocation Investment Division
  (Commenced 4/28/08)                2008      1,427          7.08      10,107          5.25               --           (29.27)
MIST American Funds Growth
  Allocation Investment Division
  (Commenced 4/28/08)                2008      2,439          6.45      15,747          8.38               --           (35.51)
MIST American Funds Moderate
  Allocation Investment Division
  (Commenced 4/28/08)                2008        593          7.77       4,607          6.80               --           (22.46)
MIST Met/Franklin Income
  Investment Division
  (Commenced 4/28/08)                2008      2,408          8.08      19,461          4.29               --           (19.19)
MIST Met/Franklin Mutual Shares
  Investment Division
  (Commenced 4/28/08)                2008      1,208          6.68       8,064          3.53               --           (33.20)
MIST Met/Franklin Templeton
  Founding Strategy
  Investment Division
  (Commenced 4/28/08)                2008      1,503          7.11      10,681          7.79               --           (28.92)
MIST Met/Templeton Growth
  Investment Division
  (Commenced 4/28/08)                2008        480          6.64       3,188          1.08               --           (33.62)

METROPOLITAN LIFE SEPARATE ACCOUNT UL
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ -------------------------------------------------
                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ------- ----------------- ---------- ------------- ---------------- ------------------
American Century VP Vista        2008   8,686              9.12     79,193            --               --          (48.63)
  Investment Division            2007   1,642             17.75     29,133            --               --           39.76
  (Commenced 5/1/2004)           2006   1,963             12.70     24,927            --             0.40            9.03
                                 2005   1,252             11.65     14,583            --             0.40            8.13
                                 2004      --                --         --            --               --              --
Delaware VIP Small Cap Value     2008  59,279             10.70    634,305          0.47               --          (30.06)
  Investment Division            2007  67,044             15.30  1,025,844          0.21               --           (6.82)
  (Commenced 5/1/2004)           2006  31,911             16.42    524,104          0.02             0.48           15.86
                                 2005   9,876             14.17    139,966          0.26             0.48           17.85
                                 2004      --                --         --            --               --              --
Dreyfus VIF International Value  2008  33,156             10.30    341,560          2.14               --          (37.50)
  Investment Division            2007  42,550             16.48    701,093          1.66               --            3.97
                                 2006  45,198             15.85    716,432            --      0.40 - 0.48           22.35
                                 2005  14,559             12.95    188,477            --      0.40 - 0.48           11.69
                                 2004   1,371              11.6     15,540            --             0.40           15.99
Goldman Sachs Mid Cap Value      2008 102,102              8.95    913,808          1.06               --          (37.33)
  Investment Division            2007  84,789             14.28  1,210,921          1.16               --           (0.70)
                                 2006  18,361             14.38    263,966          1.82      0.40 - 0.48           16.17
                                 2005   3,769             12.38     46,646          0.91      0.40 - 0.48           12.83
                                 2004   1,123             10.97     12,276          1.17      0.40 - 0.48            9.71
Goldman Sachs Structured Small   2008   6,818              7.24     49,396          0.66               --          (33.96)
  Cap Equity Investment Division 2007  12,264             10.97    134,527          0.51               --          (17.46)
  (Commenced 5/1/2004)           2006   6,743             13.29     89,590          0.87             0.48           12.30
                                 2005   4,239             11.83     50,166          0.45             0.48            6.07
                                 2004      --                --         --            --               --              --
MFS High Income                  2008     354              8.82      3,111         10.38               --          (28.67)
  Investment Division            2007   1,776             12.36     21,944          9.79               --            1.56
                                 2006   6,738             12.17     82,011          5.42      0.40 - 0.48            9.98
                                 2005   6,238             11.07     69,027         11.32      0.40 - 0.48            2.05
                                 2004   4,700             10.84         51            --             0.48            8.43
MFS Global Equity                2008   5,386             10.80     58,159          0.76               --          (33.95)
  Investment Division            2007   3,948             16.35     64,569          1.71               --            8.93
  (Commenced 5/1/2004)           2006   1,789             15.01     26,856            --      0.40 - 0.48           24.04
                                 2005      --                --         --            --               --              --
                                 2004      --                --         --            --               --              --
MFS New Discovery                2008     249              7.80      1,942            --               --          (39.52)
  Investment Division            2007     253             12.89      3,269            --               --            2.25
  (Commenced 5/1/2004)           2006      --                --         --            --               --              --
                                 2005      --                --         --            --               --              --
                                 2004      --                --         --            --               --              --
MFS Value Investment Division    2008   6,081             10.41     63,334          6.73               --          (32.72)
  (Commenced 5/1/2004)           2007   2,966             15.48     45,933            --               --            7.56
                                 2006      --                --         --            --               --              --
                                 2005      --                --         --            --               --              --
                                 2004      --                --         --            --               --              --

METROPOLITAN LIFE SEPARATE ACCOUNT UL OF METROPOLITAN LIFE INSURANCE COMPANY NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                              AS OF DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ -------------------------------------------------
                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3) TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ------- ----------------- ---------- ------------- ---------------- ------------------
Van Kampen LIT Government        2008   2,625             12.01     31,526          5.03               --            1.53
  Investment Division            2007   1,920             11.83     22,716          5.06               --            6.96
  (Commenced 5/1/2004)           2006   1,342             11.06     14,833          4.52             0.40            3.14
                                 2005   1,272             10.72     13,636            --             0.40            3.28
                                 2004      --                --         --            --               --              --
Wells Fargo VT Total Return Bond 2008  15,329             11.98    183,674          4.82               --            2.41
  Investment Division            2007   9,697             11.70    113,479          4.64               --            6.17
  (Commenced 5/1/2004)           2006   5,553             11.02     61,191          4.43             0.40            3.79
                                 2005   1,620             10.62     17,199          3.06             0.40            1.90
                                 2004      --                --         --            --               --              --
Wells Fargo VT Money Market      2008 181,207             11.53  2,089,402          2.24               --            2.31
  Investment Division            2007 181,995             11.27  2,051,734          4.42               --            4.64
  (Commenced 5/1/2004)           2006  91,188             10.77    982,114          2.41             0.40            4.39
                                 2005      --                --         --            --               --              --
                                 2004      --                --         --            --               --              --
Pioneer VCT Emerging Markets
  Investment Division
  (Commenced 4/28/08)            2008  13,031             11.81    153,859            --               --          (55.11)

(1) The Company sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Investment Division invests.

(3) These amounts represent the annualized policy expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Division.

                                EQUITY OPTIONS


    EQUITY ADDITIONS (VARIABLE ADDITIONAL INSURANCE DIVIDEND OPTION) EQUITY
                 ENRICHER (VARIABLE ADDITIONAL BENEFITS RIDER)


                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                  MAY 1, 2009

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated April 28, 2008 as supplemented May 1, 2009 and should be read in conjunction therewith. A copy of the prospectus for Equity Options may be obtained by writing to Metlife, P.O. Box 543, Warwick, RI 02887-0543.


                                     SAI-1

                               TABLE OF CONTENTS

      The Company and the Separate Account......................... SAI-3
      Distribution of the Policies that Include the Equity Options. SAI-3
      Commissions.................................................. SAI-3
      Income Plans................................................. SAI-3
      Potential Conflicts of Interest.............................. SAI-4
      Limits to MetLife's Right to Challenge the Policy............ SAI-4
      Misstatement of Age or Sex................................... SAI-4
      Reports...................................................... SAI-4
      Performance Data............................................. SAI-5
      Personalized Illustrations................................... SAI-5
      Independent Registered Public Accounting Firm................ SAI-5
      Financial Statements......................................... SAI-6

                                     SAI-2

                     THE COMPANY AND THE SEPARATE ACCOUNT

MetLife is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, provides insurance and other financial services to individual and group customers.

We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Equity Options described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

         DISTRIBUTION OF THE POLICIES THAT INCLUDE THE EQUITY OPTIONS


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Equity Options. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Beginning January 1, 2009, new Equity Options are no longer sold.

We offered the Equity Options through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI"), our affiliate, or with our other affiliated broker-dealers, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. MSI and our other affiliated broker-dealers are registered with the SEC as broker-dealers under the 34 Act and are also members of FINRA. We also offered the Equity Options through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.


                                  COMMISSIONS

We do not pay commissions for the sale of the Equity Additions. MLIDC received sales compensation with respect to the sale of Equity Enricher in the following amounts:


                                               AGGREGATE AMOUNT OF
                        AGGREGATE AMOUNT OF   COMMISSIONS RETAINED
                        COMMISSIONS PAID TO   BY DISTRIBUTOR AFTER
           FISCAL YEAR     DISTRIBUTOR*     PAYMENTS TO SELLING FIRMS
           -----------  ------------------- -------------------------
              2008.....       $16,500                  $0
              2007.....       $13,200                  $0
                              -------                  --

--------

* Prior to May 1, 2007, we served as principal underwriter and distributor of the Equity Enricher. As such, we paid commissions in the following amounts, $7,500 (for 1/1/07--4/30/07), and $25,200 (for 2006).


                                 INCOME PLANS

Generally, you can receive the Policy's insurance proceeds or amounts paid upon surrender of your Policy or your Equity Option under an income plan instead of in a lump sum. Before you choose an income plan you should consider:

.. The tax consequences associated with insurance or surrender proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

.. That your Policy or Equity Options will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully

                                     SAI-3
 review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

.. The rates of return that we credit under these plans are not based on any of the Portfolios.

Generally, we currently make the following income plans available:

             .  Interest income         .  Installment Income for
                                           a Stated Period
             .  Installment Income for  .  Single Life
                a Stated Amount            Income-Guaranteed
                                           Payment Period
             .  Joint and Survivor      .  Single Life
                Life Income                Income-Guaranteed
                                           Return

                        POTENTIAL CONFLICTS OF INTEREST

The Portfolio's Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Investment Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.

               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY

We will not contest your Policy after two years from the base policy's issue or reinstatement (excluding riders added later).

                          MISSTATEMENT OF AGE OR SEX

We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in any Policy application.

                                    REPORTS

Generally, you will promptly receive statements confirming your significant transactions such as:

..  Transactions between an Equity Option and another part of the Policy.

..  Transfers between investment divisions.

..  Partial withdrawals.

..  Loan amounts you request.

..  Premium payments.

If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.

We will also send you an annual statement within 30 days after a Policy year. The statement will summarize the year's transactions and include information on:

..  Deductions and charges.

..  Status of the death benefit.

                                     SAI-4

..  Cash values.

..  Amounts in each investment division you are using.

..  Status of Policy loans.

..  Automatic loans to pay interest.

..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

                               PERFORMANCE DATA

We may provide information concerning the historical investment experience of the investment divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and mortality and expense risk charges, which can significantly reduce the return to the Equity Options owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding investment division.

                          PERSONALIZED ILLUSTRATIONS

We may provide personalized illustrations showing how the Equity Options work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit and cash value for the Equity Options could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                             FINANCIAL STATEMENTS

The financial statements of MetLife are attached to this Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy and the Equity Options.

                                     SAI-5

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
April 3, 2009

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008         2007
                                                                --------     --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $135,428 and $148,865,
     respectively)............................................  $122,229     $152,266
  Equity securities available-for-sale, at estimated fair
     value (cost: $2,931 and $3,897, respectively)............     2,298        4,167
  Trading securities, at estimated fair value (cost: $281 and
     $456, respectively)......................................       277          457
  Mortgage and consumer loans, net............................    42,105       39,180
  Policy loans................................................     7,881        7,677
  Real estate and real estate joint ventures held-for-
     investment...............................................     6,255        5,484
  Real estate held-for-sale...................................         1           39
  Other limited partnership interests.........................     4,732        4,945
  Short-term investments......................................     7,598          603
  Other invested assets.......................................     9,916        4,375
                                                                --------     --------
     Total investments........................................   203,292      219,193
Cash and cash equivalents.....................................    10,279        1,927
Accrued investment income.....................................     2,079        2,451
Premiums and other receivables................................    28,290       24,077
Deferred policy acquisition costs and value of business
  acquired....................................................    10,871        8,628
Current income tax recoverable................................        75           --
Deferred income tax assets....................................     2,557           --
Other assets..................................................     4,517        6,361
Assets of subsidiaries held-for-sale..........................        --       22,037
Separate account assets.......................................    72,259       89,703
                                                                --------     --------
     Total assets.............................................  $334,219     $374,377
                                                                ========     ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $ 98,183     $ 93,752
  Policyholder account balances...............................    93,308       81,003
  Other policyholder funds....................................     5,483        5,535
  Policyholder dividends payable..............................     1,023          991
  Policyholder dividend obligation............................        --          789
  Short-term debt.............................................       414          357
  Long-term debt..............................................     2,722        2,687
  Current income tax payable..................................        --          359
  Deferred income tax liability...............................        --          985
  Payables for collateral under securities loaned and other
     transactions.............................................    18,649       28,952
  Other liabilities...........................................    29,433       28,005
  Liabilities of subsidiaries held-for-sale...................        --       19,958
  Separate account liabilities................................    72,259       89,703
                                                                --------     --------
     Total liabilities........................................   321,474      353,076
                                                                --------     --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 13)

STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  both December 31, 2008 and 2007.............................         5            5
Additional paid-in capital....................................    14,437       14,426
Retained earnings.............................................     7,298        5,529
Accumulated other comprehensive income (loss).................    (8,995)       1,341
                                                                --------     --------
     Total stockholder's equity...............................    12,745       21,301
                                                                --------     --------
     Total liabilities and stockholder's equity...............  $334,219     $374,377
                                                                ========     ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                           2008      2007      2006
                                                         -------   -------   -------
REVENUES
Premiums...............................................  $18,444   $16,435   $15,936
Universal life and investment-type product policy
  fees.................................................    2,285     2,246     2,183
Net investment income..................................   11,122    12,582    11,518
Other revenues.........................................    1,882       934       833
Net investment gains (losses)..........................    3,472      (287)     (834)
                                                         -------   -------   -------
  Total revenues.......................................   37,205    31,910    29,636
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   20,699    18,275    17,647
Interest credited to policyholder account balances.....    3,181     3,515     2,993
Policyholder dividends.................................    1,716     1,687     1,671
Other expenses.........................................    6,582     5,127     5,096
                                                         -------   -------   -------
  Total expenses.......................................   32,178    28,604    27,407
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    5,027     3,306     2,229
Provision for income tax...............................    1,651     1,054       557
                                                         -------   -------   -------
Income from continuing operations......................    3,376     2,252     1,672
Income (loss) from discontinued operations, net of
  income tax...........................................     (289)      180       254
                                                         -------   -------   -------
Net income.............................................  $ 3,087   $ 2,432   $ 1,926
                                                         =======   =======   =======




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                         ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                                         (LOSS)
                                                                        ---------------------------------------
                                                                              NET         FOREIGN      DEFINED
                                                  ADDITIONAL              UNREALIZED      CURRENCY     BENEFIT
                                          COMMON    PAID-IN   RETAINED    INVESTMENT    TRANSLATION     PLANS
                                           STOCK    CAPITAL   EARNINGS  GAINS (LOSSES)  ADJUSTMENTS  ADJUSTMENT    TOTAL
                                          ------  ----------  --------  --------------  -----------  ----------  --------
Balance at January 1, 2006..............    $ 5    $ 13,808    $ 2,749      $ 1,809        $ 137       $   (41)  $ 18,467
Treasury stock transactions, net -- by
  subsidiary............................                 12                                                            12
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                489                                                           489
Excess tax benefits related to stock-
  based compensation....................                 34                                                            34
Dividends on common stock...............                          (863)                                              (863)
Comprehensive income:
  Net income............................                         1,926                                              1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (20)                                  (20)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                        (93)                                  (93)
     Foreign currency translation
       adjustments, net of income tax...                                                       7                        7
     Additional minimum pension
       liability adjustment, net of
       income tax.......................                                                                   (18)       (18)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                             (124)
                                                                                                                 --------
  Comprehensive income..................                                                                            1,802
                                                                                                                 --------
  Adoption of SFAS 158, net of income
     tax................................                                                                  (749)      (749)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2006............      5      14,343      3,812        1,696          144          (808)    19,192
Cumulative effect of changes in
  accounting principles, net of income
  tax (Note 1)..........................                          (215)                                              (215)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at January 1, 2007..............      5      14,343      3,597        1,696          144          (808)    18,977
Treasury stock transactions, net -- by
  subsidiary............................                 10                                                            10
Capital contributions from MetLife, Inc.
  (Notes 2 and 15)......................                  7                                                             7
Excess proceeds received on sale of
  interests in affiliate (Note 15)......                 30                                                            30
Excess tax benefits related to stock-
  based compensation....................                 36                                                            36
Dividends on common stock...............                          (500)                                              (500)
Comprehensive income:
  Net income............................                         2,432                                              2,432
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        (15)                                  (15)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                       (339)                                 (339)
     Foreign currency translation
       adjustments, net of income tax...                                                     139                      139
     Defined benefit plans adjustment,
       net of income tax................                                                                   524        524
                                                                                                                 --------
     Other comprehensive income.........                                                                              309
                                                                                                                 --------
  Comprehensive income..................                                                                            2,741
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2007............      5      14,426      5,529        1,342          283          (284)    21,301
Treasury stock transactions, net -- by
  subsidiary............................                (11)                                                          (11)
Capital contributions from MetLife, Inc.
  (Note 15).............................                 13                                                            13
Excess tax benefits related to stock-
  based compensation....................                  9                                                             9
Dividend of interests in subsidiary
  (Note 2)..............................                        (1,318)                                            (1,318)
Comprehensive loss:
  Net income............................                         3,087                                              3,087
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.......................                                        272                                   272
     Unrealized investment gains
       (losses), net of related offsets
       and income tax...................                                     (9,315)                               (9,315)
     Foreign currency translation
       adjustments, net of income tax...                                                    (140)                    (140)
     Defined benefit plans adjustment,
       net of income tax................                                                                (1,153)    (1,153)
                                                                                                                 --------
     Other comprehensive income (loss)..                                                                          (10,336)
                                                                                                                 --------
  Comprehensive loss....................                                                                           (7,249)
                                            ---    --------    -------     --------        -----      --------   --------
Balance at December 31, 2008............     $5     $14,437    $ 7,298     $ (7,701)       $ 143      $ (1,437)  $ 12,745
                                            ===    ========    =======     ========        =====      ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                          2008       2007       2006
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $  3,087   $  2,432   $  1,926
Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses..............       258        368        308
  Amortization of premiums and accretion of discounts
     associated with investments, net.................      (660)      (592)      (467)
  (Gains) losses from sales of investments and
     businesses, net..................................    (2,868)       420        687
  Undistributed equity earnings of real estate joint
     ventures and other limited partnership
     interests........................................       524       (433)      (376)
  Interest credited to policyholder account balances..     3,289      3,777      3,247
  Universal life and investment-type product policy
     fees.............................................    (2,285)    (2,246)    (2,183)
  Change in accrued investment income.................       316       (201)      (295)
  Change in premiums and other receivables............    (1,734)       228     (3,565)
  Change in deferred policy acquisition costs, net....      (100)      (598)      (672)
  Change in insurance-related liabilities.............     5,117      4,022      3,743
  Change in trading securities........................        74        188       (196)
  Change in income tax payable........................       630        715        144
  Change in other assets..............................     2,828       (232)       772
  Change in other liabilities.........................     1,827     (1,309)     1,109
  Other, net..........................................       161         51        (37)
                                                        --------   --------   --------
Net cash provided by operating activities.............    10,464      6,590      4,145
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    68,089     73,576     73,351
     Equity securities................................     2,140      1,265        858
     Mortgage and consumer loans......................     5,238      8,085      7,632
     Real estate and real estate joint ventures.......       159        503        847
     Other limited partnership interests..............       404        764      1,253
  Purchases of:
     Fixed maturity securities........................   (56,251)   (73,375)   (90,163)
     Equity securities................................    (1,094)    (2,204)      (731)
     Mortgage and consumer loans......................    (8,819)   (11,891)   (10,535)
     Real estate and real estate joint ventures.......    (1,071)    (1,369)    (1,069)
     Other limited partnership interests..............    (1,163)    (1,459)    (1,551)
  Net change in short-term investments................    (6,967)       582       (362)
  Purchases of subsidiaries...........................        --         --       (193)
  (Payments) proceeds from sales of businesses........        (4)        25         48
  Dividend of subsidiary..............................      (270)        --         --
  Excess proceeds received on sale of interests in
     affiliate........................................        --         30         --
  Net change in other invested assets.................    (1,831)    (1,587)    (1,084)
  Net change in policy loans..........................      (193)      (149)      (176)
  Net change in property, equipment and leasehold
     improvements.....................................      (171)       (88)      (109)
  Other, net..........................................        --         22         (4)
                                                        --------   --------   --------
Net cash used in investing activities.................  $ (1,804)  $ (7,270)  $(21,988)
                                                        --------   --------   --------




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)


                                                           2008       2007       2006
                                                         --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 58,338   $ 39,125   $ 37,411
     Withdrawals.......................................   (48,818)   (34,135)   (31,366)
  Net change in short-term debt........................        57       (476)       380
  Long-term debt issued................................        27      1,705          8
  Long-term debt repaid................................       (21)      (894)      (112)
  Collateral financing arrangements issued.............        --         --        850
  Shares subject to mandatory redemption...............        --       (131)        --
  Debt issuance costs..................................        --         (8)       (13)
  Net change in payables for collateral under
     securities loaned and other transactions..........   (10,303)    (3,167)    11,110
  Capital contribution from MetLife, Inc. .............        --          7         93
  Dividends on common stock............................        --       (500)      (863)
  Other, net...........................................         8         30         13
                                                         --------   --------   --------
Net cash (used in) provided by financing activities....      (712)     1,556     17,511
                                                         --------   --------   --------
Change in cash and cash equivalents....................     7,948        876       (332)
Cash and cash equivalents, beginning of year...........     2,331      1,455      1,787
                                                         --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $ 10,279   $  2,331   $  1,455
                                                         ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................  $    404   $    164   $    129
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................  $     --   $    404   $    164
                                                         ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................  $  1,927   $  1,291   $  1,658
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................  $ 10,279   $  1,927   $  1,291
                                                         ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest..........................................  $    268   $    332   $    256
                                                         ========   ========   ========
     Income tax........................................  $    494   $  1,010   $    197
                                                         ========   ========   ========
  Non-cash transactions during the year:
     Dividend of subsidiary:
       Assets disposed.................................  $ 22,135   $     --   $     --
       Less: liabilities disposed......................   (20,689)        --         --
                                                         --------   --------   --------
       Net assets disposed.............................     1,446         --         --
       Add: cash disposed..............................       270         --         --
       Less: dividend of interests in subsidiary.......    (1,318)        --         --
                                                         --------   --------   --------
       Loss on dividend of interests in subsidiary.....  $    398   $     --   $     --
                                                         ========   ========   ========
     Fixed maturity securities received in connection
       with insurance contract commutation.............  $    115   $     --   $     --
                                                         ========   ========   ========
     Capital contribution from MetLife, Inc. ..........  $     13   $     --   $     --
                                                         ========   ========   ========
     Real estate acquired in satisfaction of debt......  $     --   $     --   $      6
                                                         ========   ========   ========
     Contribution of other intangible assets, net of
       deferred income tax.............................  $     --   $     --   $    377
                                                         ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary......................................  $     --   $     --   $     19
                                                         ========   ========   ========
     Issuance of secured demand note collateral
       agreement.......................................  $     25   $     --   $     --
                                                         ========   ========   ========




        See accompanying notes to the consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. The Company is organized into two operating segments:
Institutional and Individual, as well as Corporate & Other. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries as well as partnerships and joint ventures in which the Company has control. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Intercompany accounts and transactions have been eliminated.

     In addition, the Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include asset-backed securitizations, trust preferred securities, joint ventures, limited partnerships and limited liability companies. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on a quarterly basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $83 million and $162 million at December 31, 2008 and 2007, respectively. There was also minority interest of $1.5 billion included in liabilities of subsidiaries held-for-sale at December 31, 2007.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2008 presentation. See
Note 18 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          (iii)  the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi)   the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)    accounting for reinsurance transactions;

          (xi)   accounting for employee benefit plans; and

          (xii)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

          Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, trading securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements, and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Certain mortgage loans previously designated as held-for-investment have been designated as held-for-sale to reflect a change in the Company's intention as it relates to holding such loans. At the time of transfer, such loans are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. Amortized cost is determined in the same manner as mortgage loans held-for-investment described above. The amount by which amortized cost exceeds estimated fair value less expected disposition costs is accounted for as a valuation allowance. Changes in such valuation allowance are recognized in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, leveraged leases, loans to affiliates, tax credit partnerships, funds withheld at interest and joint venture investments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed.

          Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. Such loans are carried at amortized cost.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are also accounted for on the equity method. Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for on the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

          Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Certain mortgages have been designated as held-for-sale which are recorded at the lower of amortized cost or estimated fair value less expected disposition costs determined on an individual loan basis. For these loans, estimated fair value is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the estimated fair value of the underlying collateral estimated using internal models.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make an additional credit risk adjustments is performed by the Company each reporting period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures, or for all derivatives held in relation to the trading portfolios. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.4 billion and $1.2 billion at December 31, 2008 and 2007, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $720 million and $609 million at December 31, 2008 and 2007, respectively. Related depreciation and amortization expense was $111 million, $105 million and $97 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.2 billion and $1.1 billion at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $862 million and $742 million at December 31, 2008 and 2007, respectively. Related amortization expense was $117 million, $97 million and $90 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re- estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful life ranging from 10 to 30 years and such amortization is included in other expenses. Each year the Company reviews VODA and VOCRA to determine the recoverability of these balances.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair values of the reporting units are determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model. For reporting units which are particularly sensitive to market assumptions, such as the annuities and variable & universal life reporting units within the Individual segment, the Company may corroborate its estimated fair values by using additional valuation methodologies.

     The key inputs, judgments and assumptions necessary in determining estimated fair value include current book value (with and without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate management believes appropriate to the risk associated with the respective reporting unit.

     Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

     See Note 6 for further consideration of goodwill impairment testing during 2008.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

     Participating business represented approximately 8% and 9% of the Company's life insurance in-force, and 17% and 16% of the number of life insurance policies in-force, at December 31, 2008 and 2007, respectively. Participating policies represented approximately 32% and 33%, 36% and 36%, and 34% and 33% of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims and claim expenses are included in future policyholder benefits and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid-up guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and, non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 17%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of embedded derivative.

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with MetLife, Inc. and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with MetLife, Inc. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife, Inc. to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)   future reversals of existing taxable temporary differences;

          (iii)  taxable income in prior carryback years; and

          (iv)   tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 12) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. At December 31, 2008, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the estimated fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), was offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the estimated fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs at December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

     Effective January 1, 2006, MetLife, Inc. adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"). In accordance with this guidance the cost of all stock-based transactions is measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. Prior to January 1, 2006, MetLife, Inc. recognized stock-based compensation over the vesting period of the grant or award, including grants or awards to retirement-eligible employees. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period. Prior to January 1, 2006, MetLife, Inc. recognized the corresponding reduction of stock compensation in the period in which the forfeitures occurred.

     Stock-based awards granted after December 31, 2002 but prior to January 1, 2006 were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure. The fair value method prescribed by SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was recognized over the vesting period of the grant or award, including grants or awards to retirement-eligible employees.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments, and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $13 million ($8 million, net of income tax) and was recognized as a change in estimate in the accompanying consolidated statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's consolidated net income in future periods. Note 19 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in VIEs. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

      (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

      (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the implementation of FIN 48, the Company recognized an $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. See also Note 12.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact at January 1, 2007 was a cumulative effect adjustment of $202 million, net of income tax of $116 million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

       (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

      (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs at the end of the year of adoption;

     (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

      (iv) measurement of benefit plan assets and obligations at the date of the statement of financial position; and

       (v) disclosure of additional information about the effects on the employer's statement of financial position.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 14.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, MetLife, Inc. adopted SFAS 123(r) including supplemental application guidance issued by the U.S. Securities and Exchange Commission in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. MetLife, Inc. had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003. MetLife, Inc. did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees had vested prior to the adoption date and the Company, in conjunction with MetLife, Inc. had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), MetLife, Inc. changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's financial position or results of operations as of the date of adoption.

     Additionally, for awards granted after adoption, MetLife, Inc. changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FSP No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The adoption of FSP 13-2 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively EITF Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r), and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future interim and annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     On September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, Reinsurance Group of America, Incorporated ("RGA"). In connection with this transaction, General American Life Insurance Company ("GALIC") dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. Metropolitan Life Insurance Company, through its investment in GALIC, retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities in the consolidated financial statements of the Company at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. The Company has agreed to dispose of the remaining shares of RGA within the next five years. In connection with the Company's agreement to dispose of the remaining shares, the Company also recognized, in its provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. The disposition of RGA results in the elimination of the Company's Reinsurance segment. The Reinsurance segment was comprised of the results of RGA, which at disposition became discontinued operations of Corporate & Other, and the interest on economic capital, which has been reclassified to the continuing operations of Corporate & Other. See Note 18 for reclassifications related to discontinued operations and Note 17 for segment information.

  OTHER ACQUISITIONS AND DISPOSITIONS

     See Note 15 for information on the contribution from MetLife, Inc. in the form of intangible assets related to VOCRA from a 2008 acquisition by MetLife, Inc.

     On October 20, 2006, MetLife, Inc. sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


with the sale and merger of CLIC with and into Metropolitan Life Insurance Company, MetLife, Inc. contributed $17 million to the Company. See Note 15.

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the VOCRA. Further information on VOCRA is described in Note 7.

     On July 1, 2005, MetLife, Inc. completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution, as described in Note 15, from MetLife, Inc. of $377 million in the form of intangible assets related to the VODA of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through MetLife, Inc.'s acquisition of Travelers and was transferred at its amortized cost basis. Further information on VODA is described in Note 7.

     See Note 18 for information on the disposition of SSRM Holdings, Inc ("SSRM").

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                      DECEMBER 31, 2008
                                      -------------------------------------------------
                                       COST OR    GROSS UNREALIZED
                                      AMORTIZED   ----------------    ESTIMATED    % OF
                                         COST      GAIN      LOSS    FAIR VALUE   TOTAL
                                      ---------   ------   -------   ----------   -----
                                                        (IN MILLIONS)
U.S. corporate securities...........   $ 49,334   $  770   $ 6,352    $ 43,752     35.8%
Residential mortgage-backed
  securities........................     25,659      539     3,145      23,053     18.9
Foreign corporate securities........     23,898      435     4,109      20,224     16.5
U.S. Treasury/agency securities.....     12,884    3,052        --      15,936     13.0
Commercial mortgage-backed
  securities........................     11,502       11     2,436       9,077      7.4
Asset-backed securities.............      8,490       14     2,193       6,311      5.2
Foreign government securities.......      2,436      464       125       2,775      2.3
State and political subdivision
  securities........................      1,225       31       155       1,101      0.9
Other fixed maturity securities.....         --       --        --          --       --
                                       --------   ------   -------    --------    -----
  Total fixed maturity securities
     (1), (2).......................   $135,428   $5,316   $18,515    $122,229    100.0%
                                       ========   ======   =======    ========    =====
Common stock........................   $  1,358   $   29   $    96    $  1,291     56.2%
Non-redeemable preferred stock (1)..      1,573        1       567       1,007     43.8
                                       --------   ------   -------    --------    -----
  Total equity securities...........   $  2,931   $   30   $   663    $  2,298    100.0%
                                       ========   ======   =======    ========    =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                       DECEMBER 31, 2007
                                       ------------------------------------------------
                                                        GROSS
                                        COST OR       UNREALIZED
                                       AMORTIZED   ---------------    ESTIMATED    % OF
                                          COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                       ---------   ------   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities............   $ 50,087   $1,488   $1,195    $ 50,380     33.1%
Residential mortgage-backed
  securities.........................     35,773      444      237      35,980     23.6
Foreign corporate securities.........     24,663    1,414      454      25,623     16.8
U.S. Treasury/agency securities......     14,271    1,296        1      15,566     10.2
Commercial mortgage-backed
  securities.........................     12,481      204      100      12,585      8.3
Asset-backed securities..............      7,034       32      309       6,757      4.5
Foreign government securities........      3,855      850       18       4,687      3.1
State and political subdivision
  securities.........................        467       13        9         471      0.3
Other fixed maturity securities......        234       12       29         217      0.1
                                        --------   ------   ------    --------    -----
  Total fixed maturity securities
     (1), (2)........................   $148,865   $5,753   $2,352    $152,266    100.0%
                                        ========   ======   ======    ========    =====
Common stock.........................   $  1,988   $  540   $   93    $  2,435     58.4%
Non-redeemable preferred stock (1)...      1,909       33      210       1,732     41.6
                                        --------   ------   ------    --------    -----
  Total equity securities............   $  3,897   $  573   $  303    $  4,167    100.0%
                                        ========   ======   ======    ========    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $885 million and $1,412 million, respectively. In addition, the Company held $122 million and $320 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $1,426 million and $2,769 million, respectively. In addition, the Company held $7 million and $20 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, included in fixed maturity securities.

   (2) At December 31, 2008 and 2007 the Company also held $1,495 million and $2,557 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $7.3 billion and $7.8 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that totaled $8.4 billion and $11.6 billion at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($3,275) million and $94 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $59 million and $12 million at December 31, 2008 and 2007, respectively. Net unrealized gains (losses) associated with non-income producing fixed maturity securities were ($17) million and $11 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $2,438 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $1,463 million, $515 million, $426 million and $34 million are included within U.S. corporate securities, asset-backed securities, state and political subdivision securities, and residential mortgage-backed securities, respectively, and 11% and 74% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately, 68% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $15.9 billion and $15.6 billion, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.8%), residential mortgage-backed securities (18.9%), and foreign corporate securities (16.5%); and at December 31, 2007, were U.S. corporate fixed maturity securities (33.1%), residential mortgage-backed securities (23.6%), and foreign corporate securities (16.8%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $64.0 billion and $76.0 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $992 million and $830 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $6.2 billion and $5.5 billion, respectively, the total of these ten issuers being less than 3% of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign (1).................................    $20,224     31.6%    $25,623     33.7%
Industrial..................................     10,240     16.0      11,782     15.5
Finance.....................................      9,660     15.1      13,034     17.2
Consumer....................................      9,120     14.3      10,779     14.2
Utility.....................................      8,798     13.8       9,123     12.0
Communications..............................      3,810      5.9       5,121      6.7
Other.......................................      2,124      3.3         541      0.7
                                                -------    -----     -------    -----
  Total.....................................    $63,976    100.0%    $76,003    100.0%
                                                =======    =====     =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $17,343     75.2%    $24,187     67.2%
  Pass-through securities...................      5,710     24.8      11,793     32.8
                                                -------    -----     -------    -----
Total residential mortgage-backed
  securities................................    $23,053    100.0%    $35,980    100.0%
                                                =======    =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 66%, 24%, and 10% of the total holdings, respectively. At December 31, 2008 and 2007, $21.3 billion and $35.8 billion, respectively, or 93% and 99% respectively of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure was $2.3 billion and $4.2 billion, respectively, with an unrealized loss of $1,315 million and $91 million, respectively. At December 31, 2008 and 2007, $1.5 billion and $4.2 billion, respectively, or 64% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008 the Company's Alt-A holdings are distributed as follows: 24% 2007 vintage year, 26% 2006 vintage year; and 50% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $9.1 billion and $12.6 billion, respectively, at estimated fair value. At December 31, 2008 and 2007, $8.5 billion and $11.1 billion, respectively, of the estimated fair value, or 94% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows: 94% Aaa, 4% Aa, 1% A, and 1% Baa. At December 31, 2008, 83% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $46 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $6.3 billion and $6.8 billion, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $4.8 billion and $3.8 billion, respectively, or 76% and 56%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, residential mortgage-backed securities backed by sub-prime mortgage loans, automobile receivables and student loan receivables of 47%, 12%, 11% and 10% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $0.7 billion and $1.2 billion, respectively, and unrealized losses of $457 million and $119 million, respectively. At December 31, 2008, 49% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 21% and 34% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $  3,491    $  3,500     $  2,629    $  2,726
Due after one year through five years...     21,495      19,741       26,725      27,473
Due after five years through ten years..     27,411      24,402       24,349      24,739
Due after ten years.....................     37,380      36,145       39,874      42,006
                                           --------    --------     --------    --------
  Subtotal..............................     89,777      83,788       93,577      96,944
Mortgage-backed and asset-backed
  securities............................     45,651      38,441       55,288      55,322
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $135,428    $122,229     $148,865    $152,266
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities........................  $(13,199)  $ 3,885   $ 4,685
Equity securities................................      (633)      251       483
Derivatives......................................        14      (358)     (238)
Minority interest................................        --      (150)     (159)
Other............................................        56       (22)       --
                                                   --------   -------   -------
  Subtotal.......................................   (13,762)    3,606     4,771
                                                   --------   -------   -------
Amounts allocated from:
  Insurance liability loss recognition...........        (1)     (366)     (806)
  DAC and VOBA...................................     2,000      (420)     (239)
  Policyholder dividend obligation...............        --      (789)   (1,062)
                                                   --------   -------   -------
     Subtotal....................................     1,999    (1,575)   (2,107)
                                                   --------   -------   -------
Deferred income tax..............................     4,062      (689)     (968)
                                                   --------   -------   -------
  Subtotal.......................................     6,061    (2,264)   (3,075)
                                                   --------   -------   -------
Net unrealized investment gains (losses).........  $ (7,701)  $ 1,342   $ 1,696
                                                   ========   =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                YEARS ENDED DECEMBER 31,
                                             ------------------------------
                                               2008       2007       2006
                                             --------   --------   --------
                                                      (IN MILLIONS)
Balance, at January 1,.....................  $  1,342    $ 1,696    $1,809
Unrealized investment gains (losses) during
  the year.................................   (17,455)    (1,165)     (966)
Unrealized investment losses of subsidiary
  at the date of dividend of interests.....        87         --        --
Unrealized investment gains (losses)
  relating to:
  Insurance liability gain (loss)
     recognition...........................       365        440       453
  DAC and VOBA.............................     2,438       (181)      (91)
  DAC and VOBA of subsidiary at date of
     dividend of interests.................       (18)        --        --
  Policyholder dividend obligation.........       789        273       430
  Deferred income tax......................     4,797        279        61
  Deferred income tax of subsidiary at date
     of dividend of interests..............       (46)        --        --
                                             --- ----    -------    ------
Balance, at December 31,...................  $ (7,701)   $ 1,342    $1,696
                                             === ====    =======    ======
Change in net unrealized investment gains
  (losses).................................  $ (9,043)   $  (354)   $ (113)
                                             === ====    =======    ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $20,927        $2,988        $11,002        $3,364        $31,929       $ 6,352
Residential mortgage-backed
  securities.....................      6,833         1,958          2,561         1,187          9,394         3,145
Foreign corporate securities.....     10,899         2,370          4,421         1,739         15,320         4,109
U.S. Treasury/agency securities..         34            --             --            --             34            --
Commercial mortgage-backed
  securities.....................      6,828         1,250          2,112         1,186          8,940         2,436
Asset-backed securities..........      3,708           717          2,418         1,476          6,126         2,193
Foreign government securities....        555            86            128            39            683           125
State and political subdivision
  securities.....................        586           117            106            38            692           155
Other fixed maturity securities..         --            --             --            --             --            --
                                     -------        ------        -------        ------        -------       -------
  Total fixed maturity
     securities..................    $50,370        $9,486        $22,748        $9,029        $73,118       $18,515
                                     =======        ======        =======        ======        =======       =======
Equity securities................    $   505        $  199        $   694        $  464        $ 1,199       $   663
                                     =======        ======        =======        ======        =======       =======
Total number of securities in an
  unrealized loss position.......      4,556                        2,038
                                     =======                      =======




                                                                     DECEMBER 31, 2007
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities........    $16,906        $  834        $ 5,621         $361         $22,527        $1,195
Residential mortgage-backed
  securities.....................      9,116           174          3,730           63          12,846           237
Foreign corporate securities.....      6,594           286          3,119          168           9,713           454
U.S. Treasury/agency securities..        124             1            279           --             403             1
Commercial mortgage-backed
  securities.....................      1,613            54          2,200           46           3,813           100
Asset-backed securities..........      4,584           242            740           67           5,324           309
Foreign government securities....        357            13            136            5             493            18
State and political subdivision
  securities.....................        128             6             66            3             194             9
Other fixed maturity securities..         74            29             --           --              74            29
                                     -------        ------        -------         ----         -------        ------
  Total fixed maturity
     securities..................    $39,496        $1,639        $15,891         $713         $55,387        $2,352
                                     =======        ======        =======         ====         =======        ======
Equity securities................    $ 1,778        $  264        $   281         $ 39         $ 2,059        $  303
                                     =======        ======        =======         ====         =======        ======
Total number of securities in an
  unrealized loss position.......      2,767                        2,468
                                     =======                      =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                         --------------------------------------------------------------
                                               COST OR                GROSS               NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS         SECURITIES
                                         -------------------   -------------------   ------------------
                                         LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                            20%        MORE       20%        MORE       20%       MORE
                                         ---------   -------   ---------   -------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................    $22,435    $31,160     $1,677    $11,043     1,894      1,902
Six months or greater but less than
  nine months.........................      9,681      1,325        941        676       656         97
Nine months or greater but less than
  twelve months.......................     10,482      2,119      1,185      1,165       507        122
Twelve months or greater..............     14,076        355      1,598        230       915         37
                                          -------    -------     ------    -------
  Total...............................    $56,674    $34,959     $5,401    $13,114
                                          =======    =======     ======    =======
EQUITY SECURITIES:
Less than six months..................    $   329    $   757     $   49    $   336       229        410
Six months or greater but less than
  nine months.........................         15        301          2        146         5         22
Nine months or greater but less than
  twelve months.......................          2        340         --        125         1         14
Twelve months or greater..............        118         --          5         --        11         --
                                          -------    -------     ------    -------
  Total...............................    $   464    $ 1,398     $   56    $   607
                                          =======    =======     ======    =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                                COST OR               GROSS              NUMBER OF
                                            AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...................    $26,208     $819      $  760     $232      1,865        80
Six months or greater but less than
  nine months..........................      8,522        6         397        1        573         3
Nine months or greater but less than
  twelve months........................      5,925       --         344       --        432        --
Twelve months or greater...............     16,249       10         614        4      1,236         6
                                           -------     ----      ------     ----
  Total................................    $56,904     $835      $2,115     $237
                                           =======     ====      ======     ====
EQUITY SECURITIES:
Less than six months...................    $ 1,121     $296      $   96     $ 97        963       394
Six months or greater but less than
  nine months..........................        324       --          37       --        144        --
Nine months or greater but less than
  twelve months........................        353       --          44       --         58         1
Twelve months or greater...............        268       --          29       --         74        --
                                           -------     ----      ------     ----
  Total................................    $ 2,066     $296      $  206     $ 97
                                           =======     ====      ======     ====



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $5.4 billion and $2.1 billion, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $56 million and $206 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 12% and 10%, respectively, of the cost of such securities.

     At December 31, 2008, $13.1 billion and $607 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 43% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $13.1 billion and $607 million, $11.0 billion and $336 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $237 million and $97 million of unrealized losses related to fixed

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 28% and 33% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $237 million and $97 million, $232 million and $97 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months.

     The Company held 440 fixed maturity securities and 28 equity securities, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These 440 fixed maturity securities represented 46% or $8.6 billion in the aggregate, of the gross unrealized loss on fixed maturity securities. These 28 equity securities represented 73% or $484 million in the aggregate, of the gross unrealized loss on equity securities. The Company held 13 fixed maturity securities and three equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These 13 fixed maturity securities represented 8% or $180 million in the aggregate, of the gross unrealized loss on fixed maturity securities. These three equity securities represented 15% or $44 million in the aggregate, of the gross unrealized loss on equity securities. The fixed maturity and equity securities, each with a gross unrealized loss greater than $10 million increased $8.8 billion during the year ended December 31, 2008. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $607 million and $97 million at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for six months or greater was $271 million at December 31, 2008, of which $269 million of the unrealized losses, or 99%, are for investment grade non-redeemable preferred securities. Of the $269 million of unrealized losses for investment grade non-redeemable preferred securities, $264 million of the unrealized losses, or 98%, was comprised of unrealized losses on investment grade financial services industry non-redeemable preferred securities, of which 86% are rated A or higher.

     Equity securities with an unrealized loss of 20% or more for less than six months was $336 million at December 31, 2008 of which $278 million of the unrealized losses, or 83%, are for non-redeemable preferred securities, of which $274 million, of the unrealized losses, or 99% are for investment grade non-redeemable preferred securities. All of the $274 million of unrealized losses for investment grade non-redeemable preferred securities are for financial services industry non-redeemable preferred securities, of which 87% are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loss. With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     At December 31, 2008, there are $607 million of equity securities with an unrealized loss of 20% or more, of which $547 million of the unrealized losses, or 90%, were for non-redeemable preferred securities. Through December 31, 2008, $543 million of the unrealized losses of 20% or more, or 99%, of the non-redeemable preferred securities were investment grade securities, of which, $538 million of the unrealized losses of 20% or more, or 99%, are investment grade financial services industry non-redeemable preferred securities; and all non-redeemable preferred securities with unrealized losses of 20% or more, regardless of rating, have not deferred any dividend payments.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming quarters.

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $19.2 billion and $2.7 billion, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
SECTOR:
  U.S. corporate securities..................................    33%      45%
  Foreign corporate securities...............................    21       17
  Residential mortgage-backed securities.....................    16        9
  Commercial mortgage-backed securities......................    13        4
  Asset-backed securities....................................    11       12
  Other......................................................     6       13
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===
INDUSTRY:
  Mortgage-backed............................................    29%      13%
  Finance....................................................    24       34
  Consumer...................................................    12        3
  Asset-backed...............................................    11       12
  Utility....................................................    10        9
  Communication..............................................     5        1
  Industrial.................................................     4       20
  Other......................................................     5        8
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Fixed maturity securities.........................  $(1,062)   $(284)    $(575)
Equity securities.................................      (90)     133        67
Mortgage and consumer loans.......................      (88)       4       (16)
Real estate and real estate joint ventures........      (18)      45        38
Other limited partnership interests...............     (131)      35         2
Freestanding derivatives..........................    3,257     (526)     (470)
Embedded derivatives..............................    1,744       15         5
Other.............................................     (140)     291       115
                                                    -------    -----     -----
  Net investment gains (losses)...................  $ 3,472    $(287)    $(834)
                                                    =======    =====     =====



     See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to internal asset transfers included in other in the table above. See also Note 8 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                              FIXED MATURITY SECURITIES      EQUITY SECURITIES                TOTAL
                             -------------------------- -------------------------- --------------------------
                               2008     2007     2006     2008     2007     2006     2008     2007     2006
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
                                                               (IN MILLIONS)
Proceeds....................  $42,785  $52,377  $55,090  $1,888    $760     $565    $44,673  $53,137  $55,655
                             ======== ======== ======== ======== ======== ======== ======== ======== ========
Gross investment gains......      631      343      250     412     176      107      1,043      519      357
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Gross investment losses.....     (911)    (589)    (812)   (218)    (27)     (18)    (1,129)    (616)    (830)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
Writedowns..................
     Credit-related.........     (668)     (38)     (13)    (38)     --       --       (706)     (38)     (13)
     Other than credit-
       related (1)..........     (114)      --       --    (246)    (16)     (22)      (360)     (16)     (22)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
     Total writedowns.......     (782)     (38)     (13)   (284)    (16)     (22)    (1,066)     (54)     (35)
                             -------- -------- -------- -------- -------- -------- -------- -------- --------
  Net investment gains
     (losses)...............  $(1,062) $  (284) $  (575) $  (90)   $133     $ 67    $(1,152) $  (151) $  (508)
                             ======== ======== ======== ======== ======== ======== ======== ======== ========



--------

   (1) Other-than credit-related writedowns include items such as equity securities where the primary reason for the writedown was the severity and/or the duration of an unrealized loss position and fixed maturity securities where an interest-rate related writedown was taken.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1,066 million, $54 million and $35 million for the years ended December 31, 2008, 2007 and 2006, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$579 million of financial services industry securities holdings, comprised of $361 million of fixed maturity securities and $218 million of equity securities.

     Overall, of the $782 million of fixed maturity security writedowns in 2008, $361 million were on financial services industry services holdings; $180 million were on communication and consumer industries holdings; $61 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans); and $180 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     Included within the $284 million of writedowns on equity securities in 2008 are $218 million related to the financial services industry holdings, (of which, $38 million related to the financial services industry non-redeemable preferred securities) and $66 million across several industries including consumer, communications, industrial and utility.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
Fixed maturity securities........................  $ 8,830   $ 9,671   $ 9,115
Equity securities................................      174       169        42
Trading securities...............................      (21)        6        32
Mortgage and consumer loans......................    2,387     2,376     2,272
Policy loans.....................................      475       460       441
Real estate and real estate joint ventures.......      508       813       741
Other limited partnership interests..............      (92)    1,141       705
Cash, cash equivalents and short-term
  investments....................................      134       144       196
Joint venture investments........................       (1)       (6)       (8)
Other............................................      202       182       202
                                                   -------   -------   -------
  Total investment income........................   12,596    14,956    13,738
Less: Investment expenses........................    1,474     2,374     2,220
                                                   -------   -------   -------
  Net investment income..........................  $11,122   $12,582   $11,518
                                                   =======   =======   =======



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $92 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets. Net investment income from trading securities includes interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on trading securities and the short sale agreements liabilities. In 2008, unrealized losses recognized on trading securities, due to the volatility in the equity and credit markets, were in excess of interest and dividends earned.

     For the years ended December 31, 2008, 2007 and 2006, affiliated net investment income included in the table above, was $29 million, $21 million and $20 million, respectively, related to fixed maturity securities; and less than $1 million, $12 million and less than $1 million, respectively, related to equity securities. For the years ended

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2008 and 2007, there was no affiliated investment income related to mortgage loans. For the year ended December 31, 2006, affiliated investment income related to mortgage loans was $112 million, which included the prepayment fees discussed below. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

     For the years ended December 31, 2008, 2007 and 2006, affiliated administrative service charges were $67 million, $66 million and $52 million, respectively, which reduced investment expense in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income related to mortgage loans included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $13.4 billion and $26.9 billion and an estimated fair value of $14.7 billion and $27.9 billion were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $15.1 billion and $28.7 billion at December 31, 2008 and 2007, respectively. Of this $15.1 billion of cash collateral at December 31, 2008, $3.5 billion was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $9.4 billion and $2.2 billion, respectively, were due within 30 days and 60 days. Of the $3.4 billion of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $3.0 billion were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $13.1 billion at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $95 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged and is not reflected in the consolidated financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT, HELD IN TRUST AND PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1.2 billion and $1.7 billion at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity and equity securities. The Company also held in trust cash and securities, primarily fixed maturity and equity securities with an estimated fair value of $45 million and $74 million at December 31, 2008 and 2007, respectively, to satisfy collateral requirements.

     The Company has pledged fixed maturity securities in support of its funding agreements with the Federal Home Loan Bank of New York ("FHLB of NY") of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively. The Company has also pledged certain agricultural real estate mortgage loans in connection with funding agreements with the Federal Agricultural Mortgage Corporation with a carrying value of $2.9 billion at

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


both December 31, 2008 and 2007. The nature of these Federal Home Loan Bank and Federal Agricultural Mortgage Corporation arrangements are described in Note 7.

     Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 4. Certain of the Company's trading securities are pledged to secure liabilities associated with short sale agreements in the trading securities portfolio as described in the following section.

  TRADING SECURITIES

     The Company has a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at estimated fair value with subsequent changes in estimated fair value recognized in net investment income.

     At December 31, 2008 and 2007, trading securities at estimated fair value were $277 million and $457 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $57 million and $107 million, respectively. The Company had pledged $346 million and $407 million of its assets, at estimated fair value, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio at December 31, 2008 and 2007, respectively.

     Interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities included within net investment income totaled ($21) million, $6 million and $32 million for the years ended December 31, 2008, 2007 and 2006, respectively. Included within unrealized gains (losses) on such trading securities and short sale agreement liabilities are changes in estimated fair value of ($17) million, ($4) million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2008                2007
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)
Commercial mortgage loans...................  $31,492     74.3%   $30,313     77.0%
Agricultural mortgage loans.................   10,826     25.7      8,985     22.8
Consumer loans..............................       12       --         63      0.2
                                              -------    -----    -------    -----
  Total.....................................   42,330    100.0%    39,361    100.0%
                                                         =====               =====
Less: Valuation allowances..................      244                 181
                                              -------             -------
  Total mortgage and consumer loans held-
     for-investment.........................   42,086              39,180
Mortgage loans held-for-sale................       19                  --
                                              -------             -------
  Mortgage and consumer loans, net..........  $42,105             $39,180
                                              =======             =======



     At December 31, 2008, mortgage loans held-for-sale include $19 million of commercial and agricultural mortgage loans held-for-sale which are carried at the lower of amortized cost or estimated fair value. At December 31, 2007, there were no mortgage loans held-for-sale.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company diversifies its mortgage loans by both geographic region and property type to reduce risk of concentration. Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2008, 20%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Texas and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. As shown in the table above, commercial mortgage loans at December 31, 2008 and 2007 were $31,492 million and $30,313 million, respectively, or 74% and 77%, respectively, of total mortgage and consumer loans prior to valuation allowances. Net of valuation allowances commercial mortgage loans were $31,308 million and $30,158 million, respectively, at December 31, 2008 and 2007 and their diversity across geographic regions and property types is shown below at:

                                                 DECEMBER 31,       DECEMBER 31,
                                                     2008               2007
                                               ----------------   ----------------
                                               CARRYING    % OF   CARRYING    % OF
                                                 VALUE    TOTAL     VALUE    TOTAL
                                               --------   -----   --------   -----
                                                          (IN MILLIONS)
REGION
Pacific......................................   $ 7,586    24.3%   $ 7,334    24.3%
South Atlantic...............................     6,984    22.3      6,586    21.8
Middle Atlantic..............................     5,173    16.5      4,336    14.4
International................................     3,247    10.4      3,495    11.6
West South Central...........................     2,739     8.7      2,578     8.5
East North Central...........................     2,381     7.6      2,640     8.8
New England..................................     1,095     3.5      1,022     3.4
Mountain.....................................       920     2.9        873     2.9
West North Central...........................       664     2.1        893     3.0
East South Central...........................       313     1.0        315     1.0
Other........................................       206     0.7         86     0.3
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====
PROPERTY TYPE
Office.......................................   $13,532    43.2%   $13,612    45.1%
Retail.......................................     7,011    22.4      6,537    21.7
Apartments...................................     3,305    10.6      3,476    11.5
Hotel........................................     2,530     8.1      2,614     8.7
Industrial...................................     2,644     8.4      2,354     7.8
Other........................................     2,286     7.3      1,565     5.2
                                                -------   -----    -------   -----
  Total......................................   $31,308   100.0%   $30,158   100.0%
                                                =======   =====    =======   =====



     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $372 million and $373 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding loan valuation allowances for mortgage and consumer loans held-for-investment is as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                         2008   2007   2006
                                                        -----   ----   ----
                                                           (IN MILLIONS)
Balance at January 1,.................................  $ 181   $160   $149
Additions.............................................    174     70     28
Deductions............................................   (111)   (49)   (17)
                                                        -----   ----   ----
Balance at December 31,...............................  $ 244   $181   $160
                                                        =====   ====   ====



     A portion of the Company's mortgage and consumer loans held-for-investment was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2008     2007
                                                             ----     ----
                                                             (IN MILLIONS)
Impaired loans with valuation allowances...................  $232     $552
Impaired loans without valuation allowances................    15        8
                                                             ----     ----
  Subtotal.................................................   247      560
Less: Valuation allowances on impaired loans...............    45       67
                                                             ----     ----
  Impaired loans...........................................  $202     $493
                                                             ====     ====



     The average investment in impaired loans was $315 million, $399 million and $145 million for the years ended December 31, 2008, 2007 and 2006, respectively. Interest income on impaired loans was $10 million, $35 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The investment in restructured loans was $1 million and $2 million at December 31, 2008 and 2007, respectively. Interest income recognized on restructured loans was $1 million or less for each of the years ended December 31, 2008, 2007 and 2006. Gross interest income that would have been recorded in accordance with the original terms of such loans also amounted to $1 million or less for each of the years ended December 31, 2008, 2007 and 2006.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $2 million and $1 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $10 million and $18 million at December 31, 2008 and 2007, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $23 million and $6 million at December 31, 2008 and 2007, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Real estate..............................................  $ 4,650   $ 4,384
Accumulated depreciation.................................   (1,354)   (1,195)
                                                           -------   -------
Net real estate..........................................    3,296     3,189
Real estate joint ventures...............................    2,959     2,295
                                                           -------   -------
  Real estate and real estate joint ventures.............    6,255     5,484
Real estate held-for sale................................        1        39
                                                           -------   -------
  Total real estate holdings.............................  $ 6,256   $ 5,523
                                                           =======   =======



     Related depreciation expense on real estate was $120 million, $112 million and $107 million for the years ended December 31, 2008, 2007 and 2006, respectively. These amounts include less than $1 million, $2 million and $4 million of depreciation expense related to discontinued operations for the years ended December 31, 2008, 2007 and 2006, respectively.

     There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2008 and 2007. Impairment losses recognized on real estate held-for-sale were $8 million for the year ended December 31, 2006. The carrying value of non-income producing real estate was $27 million and $8 million at December 31, 2008 and 2007, respectively. The Company did not own real estate acquired in satisfaction of debt at December 31, 2008 and 2007.

     The Company diversifies its real estate holdings by both geographic region and property type to reduce risk of concentration. The Company's real estate holdings are primarily located in the United States, and at December 31, 2008, 20%, 14%, 11% and 10% were located in California, Florida, New York and Texas, respectively. Property type diversification is shown in the table below.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................  $2,602      42%    $2,627      48%
Apartments....................................   1,495      24      1,058      19
Real estate investment funds..................     936      15        835      15
Industrial....................................     483       8        443       8
Retail........................................     453       7        423       8
Hotel.........................................     170       3         59       1
Land..........................................      62       1         47       1
Agriculture...................................       9      --          9      --
Other.........................................      46      --         22      --
                                                ------     ---     ------     ---
  Total real estate holdings..................  $6,256     100%    $5,523     100%
                                                ======     ===     ======     ===


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $4.7 billion and $4.9 billion at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 are $943 million and $1,189 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007 and 2006, net investment income
(loss) from other limited partnership interests was ($92) million, $1,141 million and $705 million and included ($218) million, $71 million and $67 million, respectively of hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $1,233 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................   $6,646     67.0%   $1,875     42.9%
Leveraged leases, net of non-recourse debt....    1,704     17.2     1,637     37.4
Loans to affiliates...........................      795      8.0       612     14.0
Tax credit partnerships.......................      476      4.8        --       --
Funds withheld................................       44      0.5        57      1.3
Joint venture investment......................       31      0.3         6      0.1
Other.........................................      220      2.2       188      4.3
                                                 ------    -----    ------    -----
Total.........................................   $9,916    100.0%   $4,375    100.0%
                                                 ======    =====    ======    =====



     See Note 4 regarding freestanding derivatives with positive estimated fair values. Loans to affiliates consist of loans to the Company's affiliates, some of which are regulated, to meet their capital requirements. The estimated fair values are determined by discounting expected future cash flows using capital market interest rates currently available for instruments with similar terms issued to companies of comparable credit quality of the respective affiliates. The joint venture investment is accounted for on the equity method and represents the Company's investment in an insurance underwriting joint venture in China. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Leveraged Leases

     Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                             DECEMBER 31,
                                                           ----------------
                                                            2008      2007
                                                           ------   -------
                                                             (IN MILLIONS)
Rental receivables, net..................................  $1,478   $ 1,483
Estimated residual values................................   1,217     1,185
                                                           ------   -------
  Subtotal...............................................   2,695     2,668
Unearned income..........................................    (991)   (1,031)
                                                           ------   -------
  Investment in leveraged leases.........................  $1,704   $ 1,637
                                                           ======   =======



     The Company's deferred income tax liability related to leveraged leases was $962 million and $798 million at December 31, 2008 and 2007, respectively. The rental receivables set forth above are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 30 years.

     The components of net income from investment in leveraged leases are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Income from investment in leveraged leases (included
  in net investment income)...........................  $ 95      $ 48      $ 55
Less: Income tax expense on leveraged leases..........   (33)      (17)      (18)
                                                        ----      ----      ----
Net income from investment in leveraged leases........  $ 62      $ 31      $ 37
                                                        ====      ====      ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated in the Company's financial statements at December 31, 2008. Generally, creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company.


                                                    DECEMBER 31, 2008
                                                  ---------------------
                                                                TOTAL
                                                    TOTAL      LIABILI-
                                                    ASSETS       TIES
                                                  ---------   ---------
                                                      (IN MILLIONS)
Real estate joint ventures (1)..................   $     26    $     15
Other limited partnership interests (2).........         20           3
Other invested assets (3).......................         10           3
                                                  ---------   ---------
Total...........................................        $56         $21
                                                  =========   =========



--------

   (1) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets consist of $20 million of real estate and real estate joint ventures held-for-investment, $5 million of cash and cash equivalents and $1 million of other assets. The liabilities of $15 million are included within other liabilities.

   (2) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities. Upon consolidation, the assets and liabilities are reflected at the VIE's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       carrying amounts. The assets of $20 million are included within other limited partnership interests while the liabilities of $3 million are included within other liabilities.

   (3) Other invested assets include tax-credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits. Upon consolidation, the assets and liabilities are reflected at the VIE's carrying amounts. The assets of $10 million are included within other invested assets. The liabilities consist of $2 million of long-term debt and $1 million of other liabilities.

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                             DECEMBER 31, 2008
                                                         ------------------------
                                                                        MAXIMUM
                                                          CARRYING      EXPOSURE
                                                         AMOUNT (1)   TO LOSS (2)
                                                         ----------   -----------
                                                               (IN MILLIONS)
Fixed maturity securities available-for-sale:(3)
  Foreign corporate securities.........................    $  362        $  362
  U.S. Treasury/agency securities......................       251           251
Other limited partnership interests....................     2,538         2,965
Other invested assets..................................       310           108
                                                           ------        ------
Total..................................................    $3,461        $3,686
                                                           ======        ======



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at fair value within fixed maturity securities available-for-sale.

     As described in Note 13, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $229 million and $162 million, respectively, of total invested assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $4 million, $12 million and $10 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and is managed by Metropolitan Life Insurance Company. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


held by the MIIP was $29 million and $101 million at December 31, 2008 and 2007, respectively. Net investment income allocated to affiliates from the MIIP was $3 million, $7 million, and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates.........................................  $230      $142      $ 97
Amortized cost of assets transferred to affiliates...  $220      $145      $ 99
Net investment gains (losses) recognized on
  transfers..........................................  $ 10      $ (3)     $ (2)
Estimated fair value of assets transferred from
  affiliates.........................................  $ 57      $778      $307


4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                            CURRENT MARKET                    CURRENT MARKET
                                             OR FAIR VALUE                     OR FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Interest rate swaps.........  $ 20,043   $3,188      $1,090     $ 48,445   $  415      $  614
Interest rate floors........    32,855    1,082          --       32,855      420          --
Interest rate caps..........    21,130       10          --       34,784       44          --
Financial futures...........     3,630        2          58        6,131       35          34
Foreign currency swaps......    14,180    1,245       1,066       16,022      639       1,603
Foreign currency forwards...     1,467       47          21        1,799       41          11
Options.....................     2,365      939          35        1,423      123          --
Financial forwards..........     2,087       --          90        4,769       63           1
Credit default swaps........     4,466      133          60        5,529       52          29
Synthetic GICs..............     4,260       --          --        3,670       --          --
Other.......................       250       --         101          250       43          --
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                        REMAINING LIFE
                               ----------------------------------------------------------------
                                                                 AFTER
                                             AFTER ONE YEAR   FIVE YEARS
                               ONE YEAR OR       THROUGH        THROUGH      AFTER
                                   LESS        FIVE YEARS      TEN YEARS   TEN YEARS     TOTAL
                               -----------   --------------   ----------   ---------   --------
                                                         (IN MILLIONS)
Interest rate swaps..........    $   774         $ 8,444        $ 6,950      $3,875    $ 20,043
Interest rate floors.........     12,743             325         19,787          --      32,855
Interest rate caps...........        580          20,550             --          --      21,130
Financial futures............      3,630              --             --          --       3,630
Foreign currency swaps.......      2,130           5,438          5,204       1,408      14,180
Foreign currency forwards....      1,467              --             --          --       1,467
Options......................         --             324          1,967          74       2,365
Financial forwards...........         --              --             --       2,087       2,087
Credit default swaps.........        143           2,791          1,532          --       4,466
Synthetic GICs...............      4,260              --             --          --       4,260
Other........................         --              --            250          --         250
                                 -------         -------        -------      ------    --------
  Total......................    $25,727         $37,872        $35,690      $7,444    $106,733
                                 =======         =======        =======      ======    ========



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company commenced the use of inflation swaps during the second quarter of 2008. Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities, as well as to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security. The Company also enters into certain credit default swaps held in relation to trading portfolios.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                     DECEMBER 31, 2008                 DECEMBER 31, 2007
                              -------------------------------   -------------------------------
                                              FAIR VALUE                        FAIR VALUE
                              NOTIONAL   --------------------   NOTIONAL   --------------------
                               AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                              --------   ------   -----------   --------   ------   -----------
                                                        (IN MILLIONS)
Fair value..................  $  9,357   $1,737      $  539     $  9,301   $  630      $   94
Cash flow...................     2,541      365         137        3,084       23         311
Foreign operations..........       164        1           1          488       --         111
Non-qualifying..............    94,671    4,543       1,844      142,804    1,222       1,776
                              --------   ------      ------     --------   ------      ------
  Total.....................  $106,733   $6,646      $2,521     $155,677   $1,875      $2,292
                              ========   ======      ======     ========   ======      ======



     The following table presents the settlement payments recorded in income for the:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Net investment income...............................  $ 21      $ 24      $ 48
  Interest credited to policyholder account balances..    99       (28)      (26)
Non-qualifying hedges:
  Net investment income...............................    (1)       (5)       --
  Net investment gains (losses).......................   (38)      196       225
                                                        ----      ----      ----
     Total............................................  $ 81      $187      $247
                                                        ====      ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Changes in the fair value of derivatives............  $ 336     $ 319     $ 278
Changes in the fair value of the items hedged.......   (337)     (308)     (278)
                                                      -----     -----     -----
Net ineffectiveness of fair value hedging
  activities........................................  $  (1)    $  11     $  --
                                                      =====     =====     =====



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment losses for the years ended December 31, 2008, 2007 and 2006 related to such discontinued cash flow hedges were $12 million, $3 million and $3 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,................................................  $(262)    $(238)    $(207)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges.......................................    483      (185)      (30)
Amounts reclassified to net investment gains
  (losses)..........................................    (93)      150       (15)
Amounts reclassified to net investment income.......      9        12        15
Amortization of transition adjustment...............     --        (1)       (1)
                                                      -----     -----     -----
Other comprehensive income (loss) balance at
  December 31,......................................  $ 137     $(262)    $(238)
                                                      =====     =====     =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008, $36 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2008, 2007 and 2006.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008, 2007 and 2006 include gains (losses) of $157 million, ($144) million and ($7) million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2008 and 2007, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income (loss) related to these hedges was $78 million and $235 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (vi) financial forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) synthetic guaranteed interest contracts; (viii) credit default swaps and total rate of return swaps to synthetically create investments; (ix) basis swaps to better match the cash flows of assets and related liabilities; (x) credit default swaps held in relation to trading portfolios; (xi) swaptions to hedge interest rate risk; and (xii) inflation swaps to reduce risk generated from inflation-indexed liabilities.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                      2008       2007      2006
                                                     ------     -----     -----
                                                            (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives......................................  $3,470     $(738)    $(702)
Net investment income (loss) (1)...................      54        20        --
                                                     ------     -----     -----
  Total............................................  $3,524     $(718)    $(702)
                                                     ======     =====     =====



--------

   (1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures that do not qualify for hedge accounting and changes in estimated fair value related to derivatives held in relation to trading portfolios.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; funds withheld on ceded reinsurance; and guaranteed interest contracts with equity or bond indexed crediting rates.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders................  $   797     $ 34
  Call options in equity securities......................      (72)     (15)
                                                           -------   -------
     Net embedded derivatives within asset host
       contracts.........................................  $   725     $ 19
                                                           =======   =======
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...............  $   298     $  9
  Funds withheld on ceded reinsurance....................   (1,203)      --
  Other..................................................      (83)      52
                                                           -------   -------
     Net embedded derivatives within liability host
       contracts.........................................  $  (988)    $ 61
                                                           =======   =======



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                      YEARS ENDED DECEMBER 31,
                                                  -------------------------------
                                                    2008        2007        2006
                                                  -------     -------     -------
                                                           (IN MILLIONS)
Net investment gains (losses) (1)...............  $ 1,744       $ 15        $ 5


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $442 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 19 for a description of the impact of credit risk on the valuation of derivative instruments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $3,564 million and $233 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2008 and 2007, the Company had also accepted collateral consisting of various securities with a fair market value of $824 million and $98 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but at December 31, 2008, none of the collateral had been sold or repledged.

     At December 31, 2008 and 2007, the Company provided securities collateral for various arrangements in connection with derivative instruments of $220 million and $162 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. In addition, the Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008 and 2007, the Company pledged securities collateral for exchange-traded futures of $0 and $33 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008 and 2007, the Company provided cash collateral for exchange-traded futures of $77 million and $0, respectively, which is included in premiums and other receivables.

     In connection with synthetically created investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table below. As a result, the maximum amount of potential future recoveries available to offset the $1,558 million from the table below was $8 million at December 31, 2008.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                         DECEMBER 31, 2008
                                         -------------------------------------------------
                                                          MAXIMUM AMOUNT OF     WEIGHTED
                                          FAIR VALUE OF    FUTURE PAYMENTS       AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED  CREDIT DEFAULT      UNDER CREDIT       YEARS TO
CREDIT OBLIGATIONS (1)                        SWAPS       DEFAULT SWAPS (2)   MATURITY (3)
---------------------------------------  --------------   -----------------   ------------
                                                           (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate).......................       $  1              $  116             5.0
  Credit default swaps referencing
     indices...........................        (30)              1,112             4.1
                                              ----              ------
     Subtotal..........................        (29)              1,228             4.2
                                              ----              ------
Baa
  Single name credit default swaps
     (corporate).......................          1                 100             2.3
  Credit default swaps referencing
     indices...........................         (5)                215             4.1
                                              ----              ------
     Subtotal..........................         (4)                315             3.5
                                              ----              ------
Ba
  Single name credit default swaps
     (corporate).......................         --                   5             5.0
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                   5             5.0
                                              ----              ------
B
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         (2)                 10             5.0
                                              ----              ------
     Subtotal..........................         (2)                 10             5.0
                                              ----              ------
Caa and lower
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
In or near default
  Single name credit default swaps
     (corporate).......................         --                  --              --
  Credit default swaps referencing
     indices...........................         --                  --              --
                                              ----              ------
     Subtotal..........................         --                  --              --
                                              ----              ------
                                              $(35)             $1,558             4.1
                                              ====              ======



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MLIC rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC      VOBA     TOTAL
                                                    -------   ------   -------
                                                           (IN MILLIONS)
Balance at January 1, 2006........................  $ 8,403    $ 220   $ 8,623
  Capitalizations.................................      936       --       936
                                                    -------   ------   -------
     Subtotal.....................................    9,339      220     9,559
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (138)      (2)     (140)
     Other expenses...............................      757      (34)      723
                                                    -------   ------   -------
       Total amortization.........................      619      (36)      583
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      105      (14)       91
  Less: Other.....................................       17      (23)       (6)
                                                    -------   ------   -------
Balance at December 31, 2006......................    8,598      293     8,891
  Effect of SOP 05-1 adoption.....................     (195)    (123)     (318)
  Capitalizations.................................      886       --       886
                                                    -------   ------   -------
     Subtotal.....................................    9,289      170     9,459
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................     (114)      (1)     (115)
     Other expenses...............................      735       23       758
                                                    -------   ------   -------
       Total amortization.........................      621       22       643
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......      110       71       181
  Less: Other.....................................        7       --         7
                                                    -------   ------   -------
Balance at December 31, 2007......................    8,551       77     8,628
  Capitalizations.................................      901       --       901
                                                    -------   ------   -------
       Subtotal...................................    9,452       77     9,529
                                                    -------   ------   -------
  Less: Amortization related to:
     Net investment gains (losses)................      157       (4)      153
     Other expenses...............................      909       19       928
                                                    -------   ------   -------
       Total amortization.........................    1,066       15     1,081
                                                    -------   ------   -------
  Less: Unrealized investment gains (losses)......   (2,274)    (146)   (2,420)
  Less: Other.....................................       (2)      (1)       (3)
                                                    -------   ------   -------
Balance at December 31, 2008......................  $10,662    $ 209   $10,871
                                                    =======   ======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $19 million in 2009, $11 million in 2010, $11 million in 2011, $10 million in 2012, and $10 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

     Information regarding DAC and VOBA by segment and reporting unit is as follows:

                                        DAC                  VOBA                 TOTAL
                                 ----------------   ---------------------   ----------------
                                                         DECEMBER 31,
                                 -----------------------------------------------------------
                                   2008     2007       2008        2007       2008     2007
                                 -------   ------   ---------   ---------   -------   ------
                                                        (IN MILLIONS)
Institutional:
  Group life...................  $    68   $   74   $       8   $       8   $    76   $   82
  Retirement & savings.........       31       32          --          --        31       32
  Non-medical health & other...      898      793          --          --       898      793
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................      997      899           8           8     1,005      907
                                 -------   ------   ---------   ---------   -------   ------
Individual:
  Traditional life.............    5,380    3,789         102         (11)    5,482    3,778
  Variable & universal life....    2,095    2,131          65          49     2,160    2,180
  Annuities....................    2,188    1,730          31          27     2,219    1,757
                                 -------   ------   ---------   ---------   -------   ------
     Subtotal..................    9,663    7,650         198          65     9,861    7,715
                                 -------   ------   ---------   ---------   -------   ------
Corporate & Other..............        2        2           3           4         5        6
                                 -------   ------   ---------   ---------   -------   ------
Total..........................  $10,662   $8,551        $209        $ 77   $10,871   $8,628
                                 =======   ======   =========   =========   =======   ======



6.  GOODWILL

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                             --------------
                                                             2008      2007
                                                             ----      ----
                                                              (IN MILLIONS)
Balance at beginning of the period.........................  $108      $106
Acquisitions...............................................     3         2
                                                             ----      ----
Balance at the end of the period...........................  $111      $108
                                                             ====      ====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding goodwill by segment and reporting unit is as follows:

                                                                DECEMBER 31,
                                                              ---------------
                                                              2008       2007
                                                              ----       ----
                                                               (IN MILLIONS)
Institutional:
  Group life................................................  $  3       $  3
  Retirement & savings......................................     2          2
  Non-medical health & other................................    65         62
                                                              ----       ----
     Subtotal...............................................    70         67
                                                              ----       ----
Individual:
  Traditional life..........................................    24         24
  Variable & universal life.................................     3          3
  Annuities.................................................    10         10
                                                              ----       ----
     Subtotal...............................................    37         37
                                                              ----       ----
Corporate & Other...........................................     4          4
                                                              ----       ----
Total.......................................................  $111       $108
                                                              ====       ====



     As described in more detail in Note 1, the Company performed its annual goodwill impairment tests during the third quarter of 2008 based upon data as of June 30, 2008. Such tests indicated that goodwill was not impaired as of September 30, 2008. Current economic conditions, the sustained low level of equity markets and lower operating earnings projections, particularly for the Individual segment, required management of the Company to consider the impact of these events on the recoverability of its assets, in particular its goodwill. Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred for any of the Company's reporting units at December 31, 2008.

     Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Continued deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                             OTHER
                                  FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                     BENEFITS        ACCOUNT BALANCES        FUNDS
                                -----------------   -----------------   ---------------
                                                      DECEMBER 31,
                                -------------------------------------------------------
                                  2008      2007      2008      2007     2008     2007
                                -------   -------   -------   -------   ------   ------
                                                     (IN MILLIONS)
Institutional
  Group life..................  $ 3,345   $ 3,326   $12,975   $13,207   $2,527   $2,359
  Retirement & savings........   28,485    26,119    49,276    38,749       59      213
  Non-medical health & other..   11,436    10,430       501       501      595      595
Individual
  Traditional life............   52,011    51,457        --        --    1,381    1,431
  Variable & universal life...      293       229     6,260     6,121      780      791
  Annuities...................    2,041     1,817    21,761    20,056       17       14
  Other.......................        1        --     2,482     2,368       --        1
Corporate & Other (1).........      571       374        53         1      124      131
                                -------   -------   -------   -------   ------   ------
  Total.......................  $98,183   $93,752   $93,308   $81,003   $5,483   $5,535
                                =======   =======   =======   =======   ======   ======



--------

   (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $395 million and $406 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $606 million and $613 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were ($205) million and ($251) million at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $431       $439       $ --
Acquisitions.........................................     9         --        441
Amortization.........................................   (13)        (8)        (2)
                                                       ----       ----       ----
Balance at December 31,..............................  $427       $431       $439
                                                       ====       ====       ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2009, $19 million in 2010, $22 million in 2011, $25 million in 2012 and $27 million in 2013. See Note 2 for a description of acquisitions and dispositions.

     The value of the identifiable intangibles included in the table above reflects the estimated fair value of the Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortization period of the intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2008       2007       2006
                                                       ----       ----       ----
                                                              (IN MILLIONS)
Balance at January 1,................................  $132       $121       $ 95
Capitalization.......................................    40         29         31
Amortization.........................................   (28)       (18)        (5)
                                                       ----       ----       ----
Balance at December 31,..............................  $144       $132       $121
                                                       ====       ====       ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $48.2 billion and $71.4 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $24.1 billion and $18.3 billion at December 31, 2008 and 2007, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rate credited on these contracts was 4.40% and 4.73% at December 31, 2008 and 2007, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.3 billion, $1.3 billion and $1.2 billion for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Fixed maturity securities...................................   $ 5       $ 6
Equity securities...........................................   $16       $35
Cash and cash equivalents...................................  $ --       $ 1


     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2008, 2007 and 2006, the Company issued

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$5.7 billion, $4.6 billion and $5.2 billion, respectively, and repaid $7.6 billion, $3.7 billion and $1.5 billion, respectively, of GICs under this program. At December 31, 2008 and 2007, GICs outstanding, which are included in policyholder account balances, were $17.3 billion and $19.1 billion, respectively. During the years ended December 31, 2008, 2007 and 2006, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $840 million, $917 million and $672 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     Metropolitan Life Insurance Company is a member of the FHLB of NY and holds $830 million and $339 million of common stock of the FHLB of NY at December 31, 2008 and 2007, respectively, which is included in equity securities. MLIC has also entered into funding agreements with the FHLB of NY whereby MLIC has issued such funding agreements in exchange for cash and for which the FHLB of NY has been granted a lien on certain MLIC assets, including residential mortgage-backed securities to collateralize MLIC's obligations under the funding agreements. MLIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MLIC, the FHLB of NY's recovery on the collateral is limited to the amount of MLIC's liability to the FHLB of NY. The amount of the Company's liability for funding agreements with the FHLB of NY was $15.2 billion and $4.6 billion at December 31, 2008 and 2007, respectively, which is included in policyholder account balances. The advances on these agreements are collateralized by mortgage-backed securities with estimated fair values of $17.8 billion and $4.8 billion at December 31, 2008 and 2007, respectively.

     Metropolitan Life Insurance Company has issued funding agreements to certain trusts that have issued securities guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of the Company's liability for funding agreements issued to such trusts was $2.5 billion at both December 31, 2008 and 2007, which is included in policyholder account balances. The obligations under these funding agreements are collateralized by designated agricultural real estate mortgage loans with estimated fair values of $2.9 billion at both December 31, 2008 and 2007.

     Approximately $3.0 billion of the obligations outstanding at MLIC at December 31, 2008 are subject to a temporary contingent increase in MLIC's borrowing capacity which is scheduled to expire at December 31, 2009. The Company does not expect to have any difficulties in meeting the contingencies associated with the increased capacity.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Balance at January 1,.............................  $ 5,174   $ 4,500   $ 4,191
  Less: Reinsurance recoverables..................     (265)     (268)     (295)
                                                    -------   -------   -------
Net balance at January 1,.........................    4,909     4,232     3,896
                                                    -------   -------   -------
Incurred related to:
  Current year....................................    4,063     3,743     2,997
  Prior years.....................................      (86)     (104)      (28)
                                                    -------   -------   -------
                                                      3,977     3,639     2,969
                                                    -------   -------   -------
Paid related to:
  Current year....................................   (2,481)   (2,077)   (1,814)
  Prior years.....................................   (1,002)     (885)     (819)
                                                    -------   -------   -------
                                                     (3,483)   (2,962)   (2,633)
                                                    -------   -------   -------
Net balance at December 31,.......................    5,403     4,909     4,232
  Add: Reinsurance recoverables...................      266       265       268
                                                    -------   -------   -------
Balance at December 31,...........................  $ 5,669   $ 5,174   $ 4,500
                                                    =======   =======   =======



     During 2008, 2007 and 2006, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased by $86 million, $104 million and $28 million, respectively, due to improved loss ratios for non-medical health claim liabilities and improved claim management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                 DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2008                             2007
                                       ------------------------------   ------------------------------
                                           IN THE             AT            IN THE             AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
  Separate account value.............     $   3,177             N/A        $   3,937             N/A
  Net amount at risk (2).............     $     706 (3)         N/A        $       7 (3)         N/A
  Average attained age of
     contractholders.................      60 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Separate account value.............     $  28,448       $   5,693        $  36,404       $   6,524
  Net amount at risk (2).............     $   6,081 (3)   $   2,399 (4)    $     399 (3)   $      86 (4)
  Average attained age of
     contractholders.................      62 years        58 years         62 years        57 years
TWO TIER ANNUITIES
  General account value..............           N/A       $     283              N/A       $     286
  Net amount at risk (2).............           N/A       $      50 (5)          N/A       $      51 (5)
  Average attained age of
     contractholders.................           N/A        60 years              N/A        60 years



                                                                DECEMBER 31,
                                             -------------------------------------------------
                                                       2008                      2007
                                             -----------------------   -----------------------
                                              SECONDARY     PAID-UP     SECONDARY     PAID-UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate
  account).................................   $   4,908    $   1,349    $   6,550    $   1,403
Net amount at risk (2).....................   $ 102,690 (3)$  12,485 (3)$ 103,219 (3)$  13,482 (3)
Average attained age of policyholders......    49 years     55 years     47 years     54 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                UNIVERSAL AND VARIABLE
                                       ANNUITY CONTRACTS            LIFE CONTRACTS
                                  --------------------------   -----------------------
                                  GUARANTEED     GUARANTEED                    PAID
                                     DEATH     ANNUITIZATION    SECONDARY       UP
                                   BENEFITS       BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                  ----------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2006......      $ 8           $ 7            $ 8          $10       $ 33
Incurred guaranteed benefits....        1            --              1           (1)         1
Paid guaranteed benefits........       (3)           --             --           --         (3)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2006....        6             7              9            9         31
Incurred guaranteed benefits....        4             8              4            3         19
Paid guaranteed benefits........       (2)           --             --           --         (2)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2007....        8            15             13           12         48
Incurred guaranteed benefits....       27            48             14            1         90
Paid guaranteed benefits........       (6)           --             --           --         (6)
                                      ---           ---            ---          ---       ----
Balance at December 31, 2008....      $29           $63            $27          $13       $132
                                      ===           ===            ===          ===       ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $66 million, $24 million and $21 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $12,973   $23,494
  Balanced..............................................    5,342     5,312
  Bond..................................................    2,837     3,430
  Money Market..........................................      419       350
  Specialty.............................................      219       402
                                                          -------   -------
     Total..............................................  $21,790   $32,988
                                                          =======   =======



8.  REINSURANCE

     The Company's Individual segment life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company's Individual segment also reinsures 90% of the new production of fixed annuities from several affiliates. The Company's Individual segment also reinsures 100% of the living and death benefit riders issued associated with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit riders associated with its variable annuities issued prior to 2004 to affiliated and non-affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     The Institutional segment generally retains most of its risks and does not significantly utilize reinsurance. The Company may, on certain client arrangements, cede particular risks to reinsurers.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN MILLIONS)
PREMIUMS:
  Direct premiums................................  $19,246   $17,411   $16,958
  Reinsurance assumed............................    1,334       951       694
  Reinsurance ceded..............................   (2,136)   (1,927)   (1,716)
                                                   -------   -------   -------
     Net premiums................................  $18,444   $16,435   $15,936
                                                   =======   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type
     product policy fees.........................  $ 2,741   $ 2,589   $ 2,460
  Reinsurance assumed............................        7         2         1
  Reinsurance ceded..............................     (463)     (345)     (278)
                                                   -------   -------   -------
     Net universal life and investment-type
       product policy fees.......................  $ 2,285   $ 2,246   $ 2,183
                                                   =======   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims........  $21,863   $19,454   $18,795
  Reinsurance assumed............................    1,018       530       645
  Reinsurance ceded..............................   (2,182)   (1,709)   (1,793)
                                                   -------   -------   -------
     Net policyholder benefits and claims........  $20,699   $18,275   $17,647
                                                   =======   =======   =======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables......................  $ 2,817   $ 1,808
Deposit recoverables....................................    2,069     2,516
Claim recoverables......................................      201       197
All other recoverables..................................      290        27
                                                          -------   -------
  Total.................................................  $ 5,377   $ 4,548
                                                          =======   =======
AFFILIATED RECOVERABLES:
Closed block recoverables...............................  $15,862   $16,011
Future policy benefit recoverables......................    2,847     1,866
Claim recoverables......................................      156         6
All other recoverables..................................      478        51
                                                          -------   -------
  Total.................................................  $19,343   $17,934
                                                          =======   =======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     Included in the unaffiliated reinsurance recoverables are $1.2 billion at both December 31, 2008 and 2007, related to reinsurance of long-term GICs, structured settlement lump sum contracts and $0.6 billion and $1.1 billion at December 31, 2008 and 2007, respectively, related to the reinsurance of investment-type contracts held by small market defined benefit contribution plans.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $1,811 million of unaffiliated reinsurance recoverable balances secured by funds held in trust as collateral, $353 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $284 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances except for $1,198 million of reserves and $8 million of other receivables are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $3,699 million, or 69%, of its total unaffiliated reinsurance recoverable balance of $5,377 million at December 31, 2008. Of these reinsurance recoverable balances, $1,736 million were secured by funds held in trust as collateral, $226 million were secured through irrevocable letters of credit issued by various financial institutions and $212 million of reinsurance recoverable balances were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $1,509 million and $323 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $21.0 billion and $20.1 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, and MTL, all of which are related parties. The table below includes amounts related to transactions between these related parties and RGA through September 12, 2008, the date of the Company's dividend of interests in RGA.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Assumed premiums.....................................  $ 28      $ 52      $ 42
Assumed fees, included in universal life and
  investment-type product policy fees................  $  7      $  2      $  1
Interest earned on assumed reinsurance, included in
  other revenues.....................................  $ (5)     $ (4)     $ (3)
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 99      $ 54      $ 86
Assumed benefits, included in interest credited on
  policyholder account balances......................  $ 22      $ 18      $ 11
Assumed acquisition costs, included in other
  expenses...........................................  $128      $144      $322
Ceded premiums.......................................  $ 46      $113      $116
Ceded fees, included in universal life and
  investment-type product policy fees................  $178      $112      $ 64
Income from deposit contracts, included in other
  revenues (1).......................................  $923      $ --      $ --
Ceded benefits, included in policyholder benefits and
  claims.............................................  $133      $ 80      $ 69
Ceded benefits, included in interest credited to
  policyholder account balances......................  $ 70      $ 65      $ 49
Ceded benefits, included in policyholder dividends...  $ 20      $ 29      $ 27
Interest costs on ceded reinsurance, included in
  other expenses (1).................................  $831      $  5      $ (2)


--------

   (1) In December 2007, the Company ceded a portion of its closed block liabilities on a coinsurance with funds withheld basis to MRC, an affiliate. In connection with this cession, the Company recognized $835 million of interest earned on the deposit included within premiums and other receivables, as well as certain administrative fees, at December 31, 2008. The Company also recognized $911 million of interest expense associated with the funds withheld included in other expenses for the year ended December 31, 2008.

     The Company has ceded risks to another affiliate related to guaranteed minimum benefit riders written by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net investment gains (losses). The embedded derivatives ceded are included within premiums and other receivables and were assets of $797 million and $34 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $763 million, $42 million and ($18) million, respectively, in changes in estimated fair value of such embedded derivatives.

     Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at fair value on the Company's consolidated balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $1,203 million at December 31, 2008. The change in estimated fair value of the embedded derivative, included in net investment gains (losses), was $1,203 million for the year ended December 31, 2008.

     On December 1, 2006, TLIC, an affiliate of the Company, recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. On January 5, 2007, the Company transferred cash in the amount of $989 million, which represented $984 million for the fair value of the returned future policy benefits plus $5 million in interest. For the year ended December 31, 2006, as a result of this transaction, the Company recognized an expense of $184 million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9.  CLOSED BLOCK

     On April 7, 2000, (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

     Recent experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized losses, has resulted in a reduction of the policyholder dividend obligation to zero during the year

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ended December 31, 2008. The reduction of the policyholder dividend obligation to zero and the Company's decision to revise the expected policyholder dividend scales, which are based upon statutory results, has resulted in reduction to both actual and expected cumulative earnings of the closed block. This change in the timing of the expected cumulative earnings of the closed block combined with a policyholder dividend obligation of zero has resulted in a reduction in the DAC associated with closed block, which resides outside of the closed block, and a corresponding decrease in the Company's net income of $127 million, net of income tax, for the year ended December 31, 2008. Amortization of the closed block DAC will be based upon actual cumulative earnings rather than expected cumulative earnings of the closed block until such time as the actual cumulative earnings of the closed block exceed the expected cumulative earnings, at which time the policyholder dividend obligation will be reestablished. Actual cumulative earnings less than expected cumulative earnings will result in future reductions to DAC and net income of the Company and increase sensitivity of the Company's net income to movements in closed block results. See also Note 5 for further information regarding DAC.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits..................................  $43,520   $43,362
Other policyholder funds................................      315       323
Policyholder dividends payable..........................      711       709
Policyholder dividend obligation........................       --       789
Payables for collateral under securities loaned and
  other transactions....................................    2,852     5,610
Other liabilities.......................................      254       290
                                                          -------   -------
  Total closed block liabilities........................   47,652    51,083
                                                          -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $27,947 and
     $29,631, respectively).............................   26,205    30,481
  Equity securities available-for-sale, at estimated
     fair value (cost: $280 and $1,555, respectively)...      210     1,875
  Mortgage loans on real estate.........................    7,243     7,472
  Policy loans..........................................    4,426     4,290
  Real estate and real estate joint ventures held-for-
     investment.........................................      381       297
  Short-term investments................................       52        14
  Other invested assets.................................      952       829
                                                          -------   -------
     Total investments..................................   39,469    45,258
Cash and cash equivalents...............................      262       333
Accrued investment income...............................      484       485
Deferred income tax assets..............................    1,632       640
Premiums and other receivables..........................       98       151
                                                          -------   -------
     Total assets designated to the closed block........   41,945    46,867
                                                          -------   -------
Excess of closed block liabilities over assets
  designated to the closed block........................    5,707     4,216
                                                          -------   -------
Amounts included in accumulated other comprehensive
  income (loss):
  Unrealized investment gains (losses), net of income
     tax of ($633) and $424, respectively...............   (1,174)      751
  Unrealized gains (losses) on derivative instruments,
     net of income tax of ($8) and ($19), respectively..      (15)      (33)
  Allocated $284, net of income tax, to policyholder
     dividend obligation at December 31, 2007...........       --      (505)
                                                          -------   -------
Total amounts included in accumulated other
  comprehensive income (loss)...........................   (1,189)      213
                                                          -------   -------
Maximum future earnings to be recognized from closed
  block assets and liabilities..........................  $ 4,518   $ 4,429
                                                          =======   =======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008       2007        2006
                                                      -----      ------      ------
                                                              (IN MILLIONS)
Balance at January 1,...............................  $ 789      $1,063      $1,607
Impact on revenues, net of expenses and income tax..     --          --        (114)
Change in unrealized investment and derivative gains
  (losses)..........................................   (789)       (274)       (430)
                                                      -----      ------      ------
Balance at December 31,.............................  $  --      $  789      $1,063
                                                      =====      ======      ======



     Information regarding the closed block revenues and expenses is as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                        ------------------------------
                                                         2008        2007        2006
                                                        ------      ------      ------
                                                                 (IN MILLIONS)
REVENUES
  Premiums............................................  $2,787      $2,870      $2,959
  Net investment income and other revenues............   2,248       2,350       2,355
  Net investment gains (losses).......................     (84)         28        (130)
                                                        ------      ------      ------
     Total revenues...................................   4,951       5,248       5,184
                                                        ------      ------      ------
EXPENSES
  Policyholder benefits and claims....................   3,393       3,457       3,474
  Policyholder dividends..............................   1,498       1,492       1,479
  Change in policyholder dividend obligation..........      --          --        (114)
  Other expenses......................................     217         231         247
                                                        ------      ------      ------
     Total expenses...................................   5,108       5,180       5,086
                                                        ------      ------      ------
Revenues, net of expenses before income tax...........    (157)         68          98
Income tax............................................     (68)         21          34
                                                        ------      ------      ------
Revenues, net of expenses and income tax from
  continuing operations...............................     (89)         47          64
Revenues, net of expenses and income tax from
  discontinued operations.............................      --          --           1
                                                        ------      ------      ------
Revenues, net of expenses, income taxes and
  discontinued operations.............................  $  (89)     $   47      $   65
                                                        ======      ======      ======



     The change in the maximum future earnings of the closed block is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at December 31,.............................  $4,518   $4,429   $4,480
Less:
  Cumulative effect of a change in accounting
     principle, net of income tax...................      --       (4)      --
Balance at January 1,...............................   4,429    4,480    4,545
                                                      ------   ------   ------
Change during year..................................  $   89   $  (47)  $  (65)
                                                      ======   ======   ======



     Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:

                                      INTEREST RATES
                                 -----------------------                 DECEMBER 31,
                                                WEIGHTED               ---------------
                                     RANGE       AVERAGE    MATURITY    2008     2007
                                 ------------   --------   ---------   ------   ------
                                                                        (IN MILLIONS)
Surplus notes -- affiliated....   3.89%-7.38%     5.66%    2009-2037   $1,394   $1,394
Surplus notes..................   7.63%-7.88%     7.86%    2015-2025      698      697
Capital notes -- affiliated....      7.13%        7.13%    2032-2033      500      500
Other notes with varying
  interest rates...............  4.45%-12.00%     7.95%    2009-2016       66       45
Secured demand
  note -- affiliated...........      0.50%        0.50%       2011         25       --
Capital lease obligations......                                            39       51
                                                                       ------   ------
Total long-term debt...........                                         2,722    2,687
Total short-term debt..........                                           414      357
                                                                       ------   ------
  Total........................                                        $3,136   $3,044
                                                                       ======   ======



     The aggregate maturities of long-term debt at December 31, 2008 for the next five years are $710 million in 2009, $66 million in 2010, $25 million in 2011, $1 million in 2012, less than $1 million in 2013 and $1,920 million thereafter.

     Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

     Long-term debt, credit facilities and letters of credit of MetLife, Inc. and its subsidiaries contain various covenants. The Company has certain administrative, reporting, legal and financial covenants in several of these arrangements. The Company was in compliance with all covenants at December 31, 2008 and 2007.

  SURPLUS NOTES -- AFFILIATED

     In December 2007, the Company repaid the $800 million surplus note issued in December 2005 with an interest rate of 5.00% to MetLife, Inc. and then issued to MetLife, Inc. a $700 million surplus note with an interest rate of LIBOR plus 1.15%.

     In December 2007, the Company issued a $694 million surplus note to MetLife Capital Trust IV, an affiliate, with an interest rate of 7.38%.

  SECURED DEMAND NOTE -- AFFILIATED

     Effective September 30, 2008, the Company entered into a secured demand note collateral agreement with an affiliate pursuant to which the affiliate pledged securities to the Company to collateralize its obligation to lend $25 million to the Company. The Company has not exercised its right to sell or repledge the collateral.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SHORT-TERM DEBT

     Short-term debt was $414 million and $357 million at December 31, 2008 and 2007, respectively, which consisted entirely of commercial paper. During the years ended December 31, 2008, 2007 and 2006, the weighted average interest rate of short-term debt was 2.4%, 5.1% and 5.1%, respectively. During the years ended December 31, 2008, 2007 and 2006, the average daily balance of short-term debt was $421 million, $927 million and $768 million, respectively, and was outstanding for an average of 25 days, 25 days and 53 days, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $192 million, $190 million and $184 million for the years ended December 31, 2008, 2007 and 2006, respectively, and does not include interest expense on shares subject to mandatory redemption. See Note 11. These amounts include $120 million, $78 million and $76 million of interest expense related to affiliated debt for the years ended December 31, 2008, 2007 and 2006, respectively.

  CREDIT AND COMMITTED FACILITIES AND LETTERS OF CREDIT

     Credit Facility. MetLife Funding, Inc., a subsidiary of the Company, maintains a committed and unsecured credit facility of $2.9 billion at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. This facility can be used for general corporate purposes and, at December 31, 2008, the facility also served as a back-up line of credit for the Company's commercial paper program. This agreement contains various administrative, reporting, legal and financial covenants, including a covenant requiring MetLife, Inc. to maintain a specified minimum consolidated net worth. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this credit facility were $17 million, of which $11 million related to deferred amendment fees, for the year ended December 31, 2008. Information on this credit facility at December 31, 2008 is as follows:

                                                                   LETTER OF
                                                                     CREDIT                   UNUSED
BORROWER(S)                               EXPIRATION    CAPACITY   ISSUANCES   DRAWDOWNS   COMMITMENTS
-----------                              ------------   --------   ---------   ---------   -----------
                                                                 (IN MILLIONS)
MetLife, Inc. and MetLife Funding,
  Inc. ...............................   June 2012 (1)   $2,850      $2,313       $ --         $537
                                                         ------      ------       ----         ----
  Total...............................                   $2,850      $2,313        $--         $537
                                                         ======      ======       ====         ====



--------

   (1) In December 2008, MetLife, Inc. and MetLife Funding, Inc. entered into an amended and restated $2.85 billion credit agreement with various financial institutions. The agreement amended and restated the $3.0 billion credit agreement entered into in June 2007. Proceeds are available to be used for general corporate purposes, to support their commercial paper programs and for the issuance of letters of credit. All borrowings under the credit agreement must be repaid by June 2012, except that letters of credit outstanding upon termination may remain outstanding until June 2013. The borrowers and the lenders under this facility may agree to extend the term of all or part of the facility to no later than June 2014, except that letters of credit outstanding upon termination may remain outstanding until June 2015. Fees for this agreement include a 0.25% facility fee, 0.075% fronting fee, a letter of credit fee between 1% and 5% based on certain market rates and a 0.05% utilization fee, as applicable, and may vary based on MetLife, Inc.'s senior unsecured ratings. MetLife, Inc. and MetLife Funding, Inc. incurred amendment costs of $11 million related to the $2,850 million amended and restated credit agreement, which have been capitalized and included in other assets. These costs will be amortized over the term of the agreement. MetLife, Inc. did not have any deferred financing costs associated with the original June 2007 credit agreement.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Committed Facility. Missouri Reinsurance (Barbados), Inc., a subsidiary of the Company, maintains a committed facility of $500 million at December 31, 2008. When drawn upon, this facility bears interest at varying rates in accordance with the agreement as specified below. The facility is used for collateral for certain of the Company's reinsurance reserves. This facility contains various administrative, reporting, legal and financial covenants. Management has no reason to believe that its lending counterparties are unable to fulfill their respective contractual obligations.

     Total fees associated with this committed facility were $4 million for the year ended December 31, 2008. Information on the committed facility at December 31, 2008 is as follows:

                                                                    LETTER OF
                                                                      CREDIT       UNUSED     MATURITY
ACCOUNT PARTY/BORROWER(S)      EXPIRATION    CAPACITY   DRAWDOWNS   ISSUANCES   COMMITMENTS    (YEARS)
-------------------------     ------------   --------   ---------   ---------   -----------   --------
                                                            (IN MILLIONS)
Exeter Reassurance Company
  Ltd., MetLife, Inc., &
  Missouri Reinsurance
  (Barbados), Inc. .........  June 2016 (1)    $500        $--         $490         $10           7
                                               ----        ---         ----         ---
  Total.....................                   $500        $--         $490         $10
                                               ====        ===         ====         ===



--------

   (1) Letters of credit and replacements or renewals thereof issued under this facility of $280 million, $10 million and $200 million are set to expire no later than December 2015, March 2016 and June 2016, respectively.

     Letters of Credit. At December 31, 2008, the Company had outstanding $2.8 billion in letters of credit from various financial institutions, of which $490 million and $2.3 billion were part of committed and credit facilities, respectively. As commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. In October 2007, GenAmerica redeemed these securities which were due to mature on June 30, 2027. As a result of this redemption, the Company recognized additional interest expense of $10 million. Interest expense on these instruments is included in other expenses and was $20 million and $11 million for the years ended December 31, 2007 and 2006, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ----------------------------
                                                        2008        2007       2006
                                                       ------      ------      ----
                                                               (IN MILLIONS)
Current:
  Federal............................................  $  (58)     $1,067      $492
  State and local....................................       2          22         5
  Foreign............................................      17           9         8
                                                       ------      ------      ----
  Subtotal...........................................     (39)      1,098       505
                                                       ------      ------      ----
Deferred:
  Federal............................................   1,689         (53)       43
  State and local....................................      --          18        19
  Foreign............................................       1          (9)      (10)
                                                       ------      ------      ----
  Subtotal...........................................   1,690         (44)       52
                                                       ------      ------      ----
Provision for income tax.............................  $1,651      $1,054      $557
                                                       ======      ======      ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                      -----------------------------
                                                       2008        2007        2006
                                                      ------      ------      -----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate................  $1,759      $1,157      $ 780
Tax effect of:
  Tax-exempt investment income......................    (116)       (160)      (167)
  State and local income tax........................       1          33         19
  Prior year tax....................................      52          38        (26)
  Foreign tax rate differential and change in
     valuation allowance............................     (14)        (18)       (21)
  Other, net........................................     (31)          4        (28)
                                                      ------      ------      -----
Provision for income tax............................  $1,651      $1,054      $ 557
                                                      ======      ======      =====


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables................  $3,312   $3,005
  Net operating loss carryforwards........................      24       47
  Employee benefits.......................................     616      120
  Tax credit carryforwards................................     298       --
  Net unrealized investment losses........................   4,062       --
  Litigation-related and government mandated..............     264       45
  Other...................................................     111      202
                                                            ------   ------
                                                             8,687    3,419
Less: Valuation allowance.................................      14        8
                                                            ------   ------
                                                             8,673    3,411
                                                            ------   ------
Deferred income tax liabilities:
  Investments, including derivatives......................   3,918    1,493
  DAC.....................................................   2,167    2,207
  Net unrealized investment gains.........................      --      689
  Other...................................................      31        7
                                                            ------   ------
                                                             6,116    4,396
                                                            ------   ------
Net deferred income tax asset/(liability).................  $2,557   $ (985)
                                                            ======   ======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2008 and will expire beginning in 2024. Foreign net operating loss carryforwards amount to $51 million at December 31, 2008 and were generated in various foreign countries with expiration periods of five years to indefinite expiration. Tax credit carryforwards amount to $298 million at December 31, 2008.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will be not realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2008, the Company recorded an increase to the deferred tax valuation allowance of $6 million related to certain foreign net operating loss carryforwards.

     The Company has not established a valuation allowance against the deferred tax asset of $4,062 million recognized in connection with unrealized losses at December 31, 2008. A valuation allowance was not considered necessary based upon the Company's intent and ability to hold such securities until their recovery or maturity and the existence of tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2000. In 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized a $18 million increase in the liability for unrecognized tax benefits and a $16 million decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $13 million, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $797 million. The Company reclassified, at adoption, $568 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company also reclassified, at adoption, $211 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits at January 1, 2007 that would affect the effective tax rate, if recognized, was $586 million. The Company also had $198 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $655 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $475 million. The total amount of unrecognized tax benefits decreased by $142 million from the date of adoption primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, post-sale purchase price adjustments and reinsurance offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $171 million, were reclassified to current and deferred income taxes, as applicable, and a payment of $156 million was made in December of 2007, with $6 million to be paid in 2009 and the remaining $9 million to be paid in future years.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $593 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $485 million. The total amount of unrecognized tax benefits decreased by $62 million from December 31, 2007 primarily due to settlements reached with the IRS with respect to certain significant issues involving demutualization, leasing and tax credits offset by additions for tax positions of the current year. As a result of the settlements, items within the liability for unrecognized tax benefits, in the amount of $135 million, were reclassified to current and deferred income taxes, as applicable. Of the $135 million reclassified to current and deferred income taxes, $2 million was paid in 2008 and $133 million will be paid in 2009.

     The Company's liability for unrecognized tax benefits will change in the next 12 months pending the outcome of remaining issues associated with the current IRS audit including tax-exempt income and tax credits. Management is working to resolve the remaining audit items directly with IRS auditors as well as through available accelerated IRS resolution programs and may protest any unresolved issues through the IRS appeals process and, possibly, litigation, the timing and extent of which is uncertain. At this time, a reasonable estimate of the range of a payment or change in the liability is between $40 million and $50 million; however, the Company continues to believe that the ultimate resolution of the issues will not result in a material effect on its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2008 and December 31, 2007, is as follows:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             -----   -----
                                                             (IN MILLIONS)
Balance as of beginning of the period......................  $ 655   $ 797
Additions for tax positions of prior years.................      4      32
Reductions for tax positions of prior years................    (33)    (51)
Additions for tax positions of current year................    120      52
Reductions for tax positions of current year...............    (12)     --
Settlements with tax authorities...........................   (135)   (171)
Lapses of statutes of limitations..........................     (6)     (4)
                                                             -----   -----
Balance as of end of the period............................  $ 593   $ 655
                                                             =====   =====



     During the year ended December 31, 2007, the Company recognized $72 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $197 million of accrued interest associated with the liability for unrecognized tax benefits. The $1 million increase, from the date of adoption, in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $72 million of interest expense and a $73 million decrease primarily resulting from the aforementioned IRS settlements. During 2007, the $73 million resulting from IRS settlements was reclassified to current income tax payable and will be paid in 2009.

     During the year ended December 31, 2008, the Company recognized $33 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $156 million of accrued interest associated with the liability for unrecognized tax benefits. The $41 million decrease from December 31, 2007 in accrued interest associated with the liability for unrecognized tax benefits resulted from an increase of $33 million of interest expense and a $74 million decrease primarily resulting from the aforementioned IRS settlements. Of the $74 million decrease, $73 million has been reclassified to current income tax payable and the remaining $1 million reduced interest expense. Of the $73 million reclassified to current income tax payable, $4 million was paid in 2008 and the remainder of $69 million will be paid in 2009.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $104 million and $113 million, respectively, related to the separate account DRD.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. In 2007, the Company received $39 million upon the resolution of an indemnification claim associated with the 2000 acquisition of GALIC, and the Company reduced legal liabilities by $31 million after the settlement of certain cases. The review includes senior legal and financial personnel. Unless stated below, estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below; in 2007 the Company increased legal liabilities for pending sales practices, employment, and intellectual property litigation matters against the Company. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2008.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of the Plan and the adequacy and accuracy of Metropolitan Life Insurance Company's disclosure to policyholders regarding the Plan. The actions discussed below name as defendants some or all of Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. Metropolitan Life Insurance Company, MetLife, Inc., and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). The plaintiffs in the consolidated state court class action seek compensatory relief and punitive damages against Metropolitan Life Insurance Company, MetLife, Inc., and individual directors. The court has certified a litigation class of present and former policyholders on plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law. Pursuant to the court's order, plaintiffs have given notice to the class of the pendency of this action. Defendants' motion for summary judgment is pending.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life Insurance Company and MetLife, Inc., plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. By orders dated July 19, 2005 and August 29, 2006, the federal trial court certified a litigation class of present and former policyholders. The court has directed the manner and form of notice to the class, but plaintiffs have not yet distributed the notice. Metropolitan Life Insurance Company and MetLife, Inc. have moved for summary judgment, and plaintiffs have moved for partial summary judgment. The court heard oral argument on the parties' motions for summary judgment on September 19, 2008.

  Asbestos-Related Claims

     Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

     Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                           DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                   (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)
Asbestos personal injury claims at year end......   74,027    79,717    87,070
Number of new claims during the year.............    5,063     7,161     7,870
Settlement payments during the year (1)..........  $  99.0   $  28.2   $  35.5


--------

   (1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2005, Metropolitan Life Insurance Company received approximately 18,500 new claims, ending the year with a total of approximately 100,250 claims, and paid approximately $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received approximately 23,900 new claims, ending the year with a total of approximately 108,000 claims, and paid approximately $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

     The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's financial position.

     During 1998, Metropolitan Life Insurance Company paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provided for recovery of losses up to $1.5 billion in excess of a $400 million self-insured retention. The Company's initial option to commute the excess insurance policies for asbestos-related claims would have arisen at the end of 2008. On September 29, 2008, Metropolitan Life Insurance Company entered into agreements commuting the excess insurance policies as of September 30, 2008. As a result of the commutation of the policies, Metropolitan Life Insurance Company received cash and securities totaling $632 million. Of this total, Metropolitan Life Insurance Company received $115 million in fixed maturity securities on September 26, 2008, $200 million in cash on

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


October 29, 2008, and $317 million in cash on January 29, 2009. Metropolitan Life Insurance Company recognized a loss on commutation of the policies in the amount of $35.3 million during 2008.

     In the years prior to commutation, the excess insurance policies for asbestos-related claims were subject to annual and per claim sublimits. Amounts exceeding the sublimits during 2007, 2006 and 2005 were approximately $16 million, $8 million and $0, respectively. Amounts were recoverable under the policies annually with respect to claims paid during the prior calendar year. Each asbestos-related policy contained an experience fund and a reference fund that provided for payments to Metropolitan Life Insurance Company at the commutation date if the reference fund was greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life Insurance Company if the cumulative return on the reference fund was less than the return specified in the experience fund. The return in the reference fund was tied to performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each year from 2003 through 2008 for the amounts paid with respect to asbestos litigation in excess of the retention. The foregone loss reimbursements were approximately $62.2 million with respect to claims for the period of 2002 through 2007. Because the policies were commuted as of September 30, 2008, there will be no claims under the policies or forgone loss reimbursements with respect to payments made in 2008 and thereafter.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2008.

  Regulatory Matters

     The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. Certain regulators have requested information and documents regarding contingent commission payments to brokers, the Company's awareness of any "sham" bids for business, bids and quotes that the Company submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. Regulators also have requested information relating to market timing and late

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Company has been cooperating fully with these inquiries.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company; New England Mutual Life Insurance Company, New England Life Insurance Company and New England Securities Corporation (collectively "New England"); and GALIC. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     In June 2008, the Environmental Protection Agency issued a Notice of Violation ("NOV") regarding the operations of the Homer City Generating Station, an electrical generation facility. The NOV alleges, among other things, that the electrical generation facility is being operated in violation of certain federal and state Clean Air Act requirements. Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, is a passive investor with a minority interest in the electrical generation facility, which is solely operated by the lessee, EME Homer City Generation L.P. ("EME Homer"). Homer City OL6 LLC and EME Homer are among the respondents identified in the NOV. EME Homer has been notified of its obligation to indemnify Homer City OL6 LLC and Metropolitan Life Insurance Company for any claims resulting from the NOV and has expressly acknowledged its obligation to indemnify Homer City OL6 LLC.

  Other Litigation

     Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998). This putative class action lawsuit involving sales practices claims was filed against Metropolitan Life Insurance Company in Canada. Plaintiff alleged misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. Pursuant to a judgment dated March 11, 2009, this lawsuit was dismissed.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued MetLife, Inc., Metropolitan Life Insurance Company and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. On February 10, 2009, the district court granted the Company's motion to dismiss plaintiffs' second amended complaint, dismissing all of plaintiffs' claims except for breach of contract claims. Plaintiffs had been provided with an opportunity to re-plead the dismissed claims by February 26, 2009. Since plaintiffs never amended these claims, they were dismissed with prejudice on March 2, 2009. By order dated March 20, 2009, the court declined to retain jurisdiction over the remaining breach of contract claims and dismissed the lawsuit.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed February 24,
2005). In this multi-district class action proceeding, plaintiffs' complaint alleged that MetLife, Inc., Metropolitan Life Insurance Company, several non-affiliated insurance companies and several insurance brokers violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"), the Employee Retirement Income Security Act of 1974 ("ERISA"), and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. In August and September 2007 and January 2008, the court issued orders granting defendants' motions to dismiss with prejudice the federal antitrust, the RICO, and the ERISA claims. In February 2008, the court dismissed the remaining state law claims on jurisdictional grounds. Plaintiffs' appeal from the orders dismissing their RICO and federal antitrust claims is pending with the U.S. Court of Appeals for the Third Circuit. A putative class action alleging that MetLife, Inc. and other non-affiliated defendants violated

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


state laws was transferred to the District of New Jersey but was not consolidated with other related actions. Plaintiffs' motion to remand this action to state court in Florida is pending.

     Metropolitan Life Insurance Company v. Park Avenue Securities, et. al. (FINRA Arbitration, filed May 2006). Metropolitan Life Insurance Company commenced an action against Park Avenue Securities LLC., a registered investment adviser and broker-dealer that is an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America, alleging misappropriation of confidential and proprietary information and use of prohibited methods to solicit Metropolitan Life Insurance Company customers and recruit Metropolitan Life Insurance Company financial services representatives. On February 12, 2009, a FINRA arbitration panel awarded Metropolitan Life Insurance Company $21 million in damages, including punitive damages and attorneys' fees. Park Avenue Securities may appeal the award.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life Insurance Company and MetLife Securities, Inc. Plaintiffs assert legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products by the Company's agency distribution group. Plaintiffs seek rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. In January and May 2008, the court issued orders granting the defendants' motion to dismiss in part, dismissing all of plaintiffs' claims except for claims under the Investment Advisers Act. Defendants' motion to dismiss claims under the Investment Advisers Act was denied. The Company will vigorously defend against the remaining claims in this matter.

     Sales Practices Claims. Over the past several years, Metropolitan Life Insurance Company, New England and GALIC have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. At December 31, 2008, there were approximately 125 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life Insurance Company, New England, GALIC, MetLife Securities, Inc. and Walnut Street Securities.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted previously in connection with specific matters. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                               2008      2007
                                                               ----      ----
                                                                (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $37       $24
  Premium tax offsets currently available for paid
     assessments.............................................     5         5
                                                                ---       ---
                                                                $42       $29
                                                                ===       ===
Other Liabilities:
  Insolvency assessments.....................................   $57       $41
                                                                ===       ===



     Assessments levied against the Company were $2 million, less than $1 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)
2009...............................................   $390       $12      $  189
2010...............................................   $347       $ 8      $  190
2011...............................................   $270       $ 8      $  168
2012...............................................   $209       $ 8      $  143
2013...............................................   $170       $ 8      $  129
Thereafter.........................................   $534       $33      $1,061


     During the fourth quarter of 2008, MetLife, Inc. moved certain of its operations in New York from Long Island City to New York City. As a result of this movement of operations and current market conditions, which precluded the immediate and complete sublet of all unused space in both Long Island City and New York City, the Company incurred a lease impairment charge of $38 million which is included within other expenses in Corporate & Other. The impairment charge was determined based upon the present value of the gross rental payments less sublease income discounted at a risk-adjusted rate over the remaining lease terms which range from 15-20 years. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company has made assumptions with respect to the timing and amount of future sublease income in the determination of this impairment charge. Additional impairment charges could be incurred should market conditions deteriorate further or last for a period significantly longer than anticipated.

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.9 billion and $2.8 billion at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.2 billion and $3.3 billion at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES, BRIDGE LOANS AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $611 million and $667 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2008, the Company recorded $7 million of additional liabilities for guarantees related to certain investment transactions. The term for these guarantees and their associated liabilities varies, with a maximum of 18 years. The maximum potential amount of future payments the Company could be required to pay under these guarantees is $202 million. During the year ended December 31, 2008, the Company reduced $3 million of previously recorded liabilities related to these investment transactions. The Company's

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded liability was $4 million at December 31, 2008 for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at December 31, 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1,558 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid $35 million to terminate all of these contracts.

     See Note 4 for further disclosures related to credit default swap obligations.

14.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level employees. The Company's proportionate share of net pension expense related to its sponsored pension plans was $49 million for the year ended December 31, 2008.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. The Company's proportionate share of net other postretirement expense related to its sponsored other postretirement plans was ($8) million for the year ended December 31, 2008.

     As described more fully in Note 1, effective December 31, 2006, MetLife, Inc. adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement benefit plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption.

     The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                 DECEMBER 31, 2006
                                                 -------------------------------------------------
                                                              ADDITIONAL
                                                                MINIMUM
                                                     PRE        PENSION   ADOPTION OF      POST
                                                   SFAS 158    LIABILITY    SFAS 158     SFAS 158
BALANCE SHEET CAPTION                            ADJUSTMENTS  ADJUSTMENT   ADJUSTMENT  ADJUSTMENTS
-----------------------------------------------  -----------  ----------  -----------  -----------
                                                                   (IN MILLIONS)
Other assets: Prepaid pension benefit cost.....     $1,878       $ --       $  (999)     $   879
Other assets: Intangible asset.................     $   12        (12)           --      $    --
Other liabilities: Accrued pension benefit
  cost.........................................     $ (474)       (14)          (66)     $  (554)
Other liabilities: Accrued other postretirement
  benefit plan cost............................     $ (688)        --           (96)     $  (784)
                                                                 ----       -------
  Subtotal.....................................                   (26)       (1,161)
Net liability of subsidiary held-for-sale......                    --           (17)
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  before income tax:
Defined benefit plans..........................     $  (66)       (26)       (1,178)     $(1,270)
Minority interest..............................                    --             8
Deferred income tax............................                     8           421
                                                                 ----       -------
Accumulated other comprehensive income (loss),
  net of income tax:
Defined benefit plans..........................     $  (41)      $(18)      $  (749)     $  (808)
                                                                 ====       =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                DECEMBER 31,
                                                     ---------------------------------
                                                                            OTHER
                                                         PENSION        POSTRETIREMENT
                                                         BENEFITS          BENEFITS
                                                     ---------------   ---------------
                                                      2008     2007     2008     2007
                                                     ------   ------   ------   ------
                                                               (IN MILLIONS)
Change in benefit obligation:
Benefit obligation at beginning of year............  $5,668   $5,854   $1,581   $2,043
  Service cost.....................................     159      158       20       26
  Interest cost....................................     375      348      101      102
  Plan participants' contributions.................      --       --       31       31
  Net actuarial (gains) losses.....................     139     (383)      19     (464)
  Change in benefits...............................       1       39       --       --
  Prescription drug subsidy........................      --       --       10       13
  Benefits paid....................................    (349)    (348)    (146)    (170)
                                                     ------   ------   ------   ------
Benefit obligation at end of year..................   5,993    5,668    1,616    1,581
                                                     ------   ------   ------   ------
Change in plan assets:
Fair value of plan assets at beginning of year.....   6,467    6,228    1,181    1,169
  Actual return on plan assets.....................    (943)     539     (149)      58
  Employer contribution............................     341       48        1        1
  Benefits paid....................................    (349)    (348)     (23)     (47)
                                                     ------   ------   ------   ------
  Fair value of plan assets at end of year.........   5,516    6,467    1,010    1,181
                                                     ------   ------   ------   ------
  Funded status at end of year.....................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Amounts recognized in the consolidated balance
  sheet consist of:
  Other assets.....................................  $  208   $1,382   $   --   $   --
  Other liabilities................................    (685)    (583)    (606)    (400)
                                                     ------   ------   ------   ------
  Net amount recognized............................  $ (477)  $  799   $ (606)  $ (400)
                                                     ======   ======   ======   ======
Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses.....................  $2,196   $  633   $  146   $ (112)
  Prior service cost (credit)......................      44       63     (157)    (194)
                                                     ------   ------   ------   ------
  Accumulated other comprehensive (income) loss....  $2,240   $  696   $  (11)  $ (306)
                                                     ======   ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                             DECEMBER 31,
                                          -------------------------------------------------
                                                            NON-QUALIFIED
                                           QUALIFIED PLAN        PLAN            TOTAL
                                          ---------------   -------------   ---------------
                                           2008     2007     2008    2007    2008     2007
                                          ------   ------   -----   -----   ------   ------
                                                            (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company contracts).......  $5,516   $6,467   $  --   $  --   $5,516   $6,467
Aggregate projected benefit obligation..   5,308    5,085     685     583    5,993    5,668
                                          ------   ------   -----   -----   ------   ------
Over (under) funded.....................  $  208   $1,382   $(685)  $(583)  $ (477)  $  799
                                          ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,583 million and $5,256 million at December 31, 2008 and 2007, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                               DECEMBER 31,
                                                              --------------
                                                              2008      2007
                                                              ----      ----
                                                               (IN MILLIONS)
Projected benefit obligation................................  $685      $583
Accumulated benefit obligation..............................  $577      $508
Fair value of plan assets...................................  $ --      $ --


     Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets is as follows:

                                                          DECEMBER 31,
                                               ---------------------------------
                                                                      OTHER
                                                   PENSION        POSTRETIREMENT
                                                   BENEFITS          BENEFITS
                                               ---------------   ---------------
                                                2008     2007     2008     2007
                                               ------   ------   ------   ------
                                                         (IN MILLIONS)
Projected benefit obligation.................   $685     $583    $1,616   $1,581
Fair value of plan assets....................   $ --     $ --    $1,010   $1,181

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                                                 OTHER
                                                     PENSION                POSTRETIREMENT
                                                    BENEFITS                   BENEFITS
                                            ------------------------   ------------------------
                                             2008     2007     2006     2008     2007     2006
                                            ------   ------   ------   ------   ------   ------
                                                               (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost............................  $  159    $ 158    $ 155    $ 20     $  26    $ 35
  Interest cost...........................     375      348      328     101       102     116
  Expected return on plan assets..........    (517)    (501)    (447)    (88)      (87)    (80)
  Amortization of net actuarial (gains)
     losses...............................      24       68      131      --        --      21
  Amortization of prior service cost
     (credit).............................      15       17        7     (36)      (36)    (37)
                                            ------   ------   ------   ------   ------   ------
     Net periodic benefit cost............      56       90    $ 174      (3)        5    $ 55
                                                              ======                     ======
     Net periodic benefit cost of
       subsidiary held-for-sale...........      --        4               --         1
                                            ------   ------            ------   ------
                                                56       94               (3)        6
                                            ------   ------            ------   ------
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS RECOGNIZED IN OTHER
  COMPREHENSIVE INCOME (LOSS)
  Net actuarial (gains) losses............   1,563     (424)             258      (440)
  Prior service cost (credit).............     (19)      40               37        --
  Amortization of net actuarial (gains)
     losses...............................     (24)     (68)              --        --
  Amortization of prior service cost
     (credit).............................     (15)     (17)              36        36
                                            -- ---    -----             ----     -----
     Total recognized in other
       comprehensive income (loss)........   1,505     (469)             331      (404)
                                            -- ---    -----             ----     -----
     Total recognized in net periodic
       benefit cost and other
       comprehensive income (loss)........  $1,561    $(375)            $328     $(398)
                                            ======   ======            ======   ======



     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $198 million and $9 million, respectively.

     The estimated net actuarial losses and prior service credit for the defined benefit other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are $10 million and ($36) million, respectively.

     In 2004, the Company adopted the guidance in FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003, to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2006. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit plan cost is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Cumulative reduction in benefit obligation:
  Balance, beginning of year...........................  $299   $328   $298
  Service cost.........................................     5      7      6
  Interest cost........................................    20     19     19
  Net actuarial gains (losses).........................     3    (42)    15
  Prescription drug subsidy............................   (10)   (13)   (10)
                                                         ----   ----   ----
     Balance, end of year..............................  $317   $299   $328
                                                         ====   ====   ====




                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Reduction in net periodic benefit cost:
  Service cost..........................................   $ 5       $ 7       $ 6
  Interest cost.........................................    20        19        19
  Amortization of net actuarial gains (losses)..........    --         5        30
                                                           ---       ---       ---
     Total reduction in net periodic benefit cost.......   $25       $31       $55
                                                           ===       ===       ===



     The Company received subsidies of $12 million and $10 million for the years ended December 31, 2008 and 2007, respectively.

  ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                       DECEMBER 31,
                                       -------------------------------------------
                                                                     OTHER
                                             PENSION             POSTRETIREMENT
                                             BENEFITS               BENEFITS
                                       -------------------   ---------------------
                                          2008       2007      2008         2007
                                       ---------   -------   --------     --------
Weighted average discount rate.......    6.60%      6.65%      6.62%        6.65%
Rate of compensation increase........  3.5%-7.5%   4.0%-8%      N/A          N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                ---------------------------------------------------------
                                                                  OTHER POSTRETIREMENT
                                      PENSION BENEFITS                  BENEFITS
                                ---------------------------   ---------------------------
                                  2008      2007      2006      2008      2007      2006
                                -------   -------   -------   -------   -------   -------
Weighted average discount
  rate........................   6.65%     6.00%     5.80%      6.65%     6.00%     5.79%
Weighted average expected rate
  of return on plan assets....   8.25%     8.25%     8.25%      7.33%     7.48%     7.42%
Rate of compensation
  increase....................  3.5%-8%   4.0%-8%   4.0%-8%      N/A       N/A       N/A

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2009 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:

                                                          DECEMBER 31,
                                ---------------------------------------------------------------
                                             2008                             2007
                                ------------------------------   ------------------------------
Pre-Medicare eligible claims..  8.8% down to 5.8% in 2018 and    8.5% down to 5% in 2014 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%
Medicare eligible claims......  8.8% down to 5.8% in 2018 and    10.5% down to 5% in 2018 and
                                gradually decreasing until       remaining constant thereafter
                                2079 reaching the ultimate
                                rate of 4.1%


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

                                                       ONE PERCENT   ONE PERCENT
                                                         INCREASE      DECREASE
                                                       -----------   -----------
                                                             (IN MILLIONS)
Effect on total of service and interest cost
  components.........................................      $ 6           $ (6)
Effect of accumulated postretirement benefit
  obligation.........................................      $76           $(86)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 99% of all pension and other postretirement benefit plans assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $6,451 million and $7,565 million at December 31, 2008 and 2007, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $42 million, $47 million and $48 million for the years ended December 31, 2008, 2007 and 2006, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains and losses, credited to the account balances were ($1,090) million, $603 million and $818 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:

                                                             DECEMBER 31,
                                                     ---------------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                       PENSION          MENT
                                                       BENEFITS       BENEFITS
                                                     -----------   -------------
                                                     2008   2007   2008     2007
                                                     ----   ----   ----     ----
ASSET CATEGORY
Equity securities..................................    28%    38%    27%      37%
Fixed maturity securities..........................    51     44     71       58
Other (Real Estate and Alternative Investments)....    21     18      2        5
                                                      ---    ---    ---      ---
  Total............................................   100%   100%   100%     100%
                                                      ===    ===    ===      ===



     The weighted-average target allocations of pension plan and other postretirement benefit plan assets for 2009 are as follows:

                                                        PENSION    OTHER
                                                        -------   -------
ASSET CATEGORY
Equity securities.....................................  25%-45%   30%-45%
Fixed maturity securities.............................  35%-55%   55%-85%
Other (Real Estate and Alternative Investments).......   5%-32%    0%-10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions were required for the years ended December 31, 2008 or 2007. No contributions will be required for 2009. The Company made discretionary contributions of $286 million to the qualified pension plans during the year ended December 31, 2008 and did not make discretionary contributions for the year ended December 31, 2007. The Company expects to make additional discretionary contributions of $143 million in 2009.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $41 million and $48 million for the years ended December 31, 2008 and 2007, respectively. These payments are expected to be at approximately the same level in 2009.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to primarily use their general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing plan assets. Total payments equaled $146 million and $170 million for the years ended December 31, 2008 and 2007, respectively.

     The Company expects to make contributions of $118 million, net of participant's contributions, toward the other postretirement plan obligations in 2009. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                          ---------------------------
                                                                  PRESCRIPTION
                                                PENSION               DRUG
                                               BENEFITS   GROSS     SUBSIDIES     NET
                                               --------   -----   ------------   ----
                                                            (IN MILLIONS)
2009.........................................   $  379     $133       $ (15)     $118
2010.........................................   $  393     $138       $ (16)     $122
2011.........................................   $  402     $144       $ (16)     $128
2012.........................................   $  418     $148       $ (17)     $131
2013.........................................   $  431     $152       $ (18)     $134
2014-2018....................................   $2,368     $836       $(107)     $729


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $63 million, $66 million and $71 million for the years ended December 31, 2008, 2007 and 2006, respectively.

15.  EQUITY

  CAPITAL CONTRIBUTIONS

     During the year ended December 31, 2008, MetLife, Inc. contributed and paid $4 million in the form of line of credit fees on the Company's behalf.

     During the year ended December, 31, 2008, in connection with an acquisition by MetLife, Inc., MetLife, Inc. contributed $9 million to the Company in the form of intangible assets and the associated deferred income tax liability, for which the Company receives the benefit. See Note 7.

     On December 12, 2007, MetLife, Inc. contributed $7 million to the Company in connection with the Company's issuance of a surplus note to MetLife Capital Trust IV. See Note 10.

     On October 20, 2006, MetLife, Inc. contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, MetLife, Inc. contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, GALIC, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife, Inc. Immediately following the sale, MetLife, Inc. merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, MetLife, Inc. contributed $76 million to the Company.

  EXCESS PROCEEDS RECEIVED ON SALE OF INTERESTS IN AFFILIATES

     On November 1, 2007, the Company sold its interests in MetLife Mexico, S.A. and MetLife Pensiones, S.A., both affiliates, to MetLife International Holdings, Inc. ("MIHI"), also an affiliate, at their approximate aggregate fair value of $34 million. The Company's carrying value of the interests at the time of sale was $4 million. The excess cash consideration received from MIHI over the Company's carrying value resulted in an increase of $30 million in additional paid-in capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with MetLife, Inc., the Company adopted SFAS 123(r), using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations.

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of MetLife, Inc., as described herein.

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of MetLife, Inc.'s common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of MetLife, Inc. common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of MetLife, Inc. common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,584,119 at December 31, 2008. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. At December 31, 2008, the aggregate number of shares of MetLife, Inc. common stock remaining available for issuance pursuant to the 2005 Stock Plan was 55,654,550.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by MetLife, Inc. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     MetLife, Inc. allocated 89%, 88% and 90% of stock-based compensation to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses MetLife, Inc.'s practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $108 million, $128 million and $130 million, and income tax benefits of $38 million, $45 million and $46 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of MetLife, Inc.'s common stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

     A summary of the activity related to Stock Options for the year ended December 31, 2008 is presented below. The aggregate intrinsic value was computed using the closing share price on December 31, 2008 of $34.86 and December 31, 2007 of $61.62, as applicable.

                                                                             WEIGHTED
                                                                             AVERAGE
                                                                            REMAINING      AGGREGATE
                                         SHARES UNDER   WEIGHTED AVERAGE   CONTRACTUAL     INTRINSIC
                                            OPTION       EXERCISE PRICE        TERM          VALUE
                                         ------------   ----------------   -----------   -------------
                                                                             (YEARS)     (IN MILLIONS)
Outstanding at January 1, 2008.........   24,362,746         $38.85            6.18           $555
                                                             ======            ====           ====
  Granted..............................    3,464,075         $59.48
  Exercised............................   (1,372,254)        $32.76
  Cancelled/Expired....................     (142,145)        $44.62
  Forfeited............................     (219,330)        $51.44
                                          ----------
Outstanding at December 31, 2008.......   26,093,092         $41.75            5.73           $ --
                                          ==========         ======            ====           ====
Aggregate number of stock options
  expected to vest at December 31,
  2008.................................   25,503,025         $41.38            5.66           $ --
                                          ==========         ======            ====           ====
Exercisable at December 31, 2008.......   19,405,732         $35.84            4.80           $ --
                                          ==========         ======            ====           ====



     The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of MetLife, Inc.'s common stock; risk-free rate of return; expected dividend yield on MetLife, Inc.'s common stock; exercise multiple; and the post-vesting termination rate.

     Expected volatility is based upon an analysis of historical prices of MetLife, Inc.'s common stock and call options on that common stock traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of its common stock. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

     The binomial model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:

                                                       YEARS ENDED DECEMBER 31,
                                               ---------------------------------------
                                                   2008          2007          2006
                                               -----------   -----------   -----------
Dividend yield...............................     1.21%         0.94%         1.04%
Risk-free rate of return.....................  1.91%-7.21%   4.30%-5.32%   4.17%-4.96%
Expected volatility..........................     24.85%        19.54%        22.00%
Exercise multiple............................      1.73          1.66          1.52
Post-vesting termination rate................     3.05%         3.66%         4.09%
Contractual term (years).....................       10            10            10
Expected life (years)........................       6             6             6
Weighted average exercise price of stock
  options granted............................     $59.47        $62.86        $50.21
Weighted average fair value of stock options
  granted....................................     $17.51        $17.76        $13.84


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $44 million, $49 million and $51 million related to Stock Options was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $43 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.81 years. The Company's allocated portion of Stock Option expense was 88%.

     MetLife, Inc. allocated to its subsidiaries the tax benefit associated with the deduction allowed for Stock Option exercises. The Company's consolidated results of operations include $12 million, $41 million, and $22 million of such tax benefits for the years ended December 31, 2008, 2007, and 2006, respectively.

  Performance Shares

     Beginning in 2005, MetLife, Inc. awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of MetLife, Inc.'s performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of MetLife, Inc.'s common stock.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following is a summary of Performance Share activity for the year ended December 31, 2008:

                                                                     WEIGHTED AVERAGE
                                                                        GRANT DATE
                                                PERFORMANCE SHARES      FAIR VALUE
                                                ------------------   ----------------
Outstanding at January 1, 2008................       2,690,125            $48.39
Granted.......................................         954,075            $57.17
Forfeited.....................................         (89,125)           $57.43
Paid..........................................        (968,425)           $36.87
                                                     ---------
Outstanding at December 31, 2008..............       2,586,650            $55.63
                                                     =========
Performance Shares expected to vest at
  December 31, 2008...........................       2,535,784            $55.56
                                                     =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. At December 31, 2008, the three year performance period for the 2006 Performance Share grants was completed. Included in the immediately preceding table are 812,975 outstanding Performance Shares to which the final performance factor will be applied. The calculation of the performance factor is expected to be finalized during the second quarter of 2009 after all data necessary to perform the calculation is publicly available.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on MetLife, Inc.'s common stock during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of MetLife, Inc.'s common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $64 million, $79 million and $67 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2008, 2007 and 2006, respectively.

     At December 31, 2008, MetLife, Inc. had $57 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average period of 1.65 years. The Company's allocated portion of Performance Share expense was 90%.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, MetLife, Inc. granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on MetLife, Inc.'s common stock over the three-year performance period, subject to limited further adjustment approved by MetLife, Inc.'s Board of Directors. Payments on the Opportunity Awards were normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and were paid in whole or in part with shares of MetLife, Inc.'s common stock, as approved by MetLife, Inc.'s Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2008, 2007 and 2006.

     A portion of each Opportunity Award under the LTPCP was settled in shares of MetLife, Inc.'s common stock while the remainder was settled in cash. The portion of the Opportunity Award settled in shares of MetLife, Inc.'s

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


common stock was accounted for as an equity award with the fair value of the award determined based upon the closing price of its common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, was recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award settled in cash was accounted for as a liability and was remeasured using the closing price of MetLife, Inc.'s common stock on the final day of each subsequent reporting period during the three-year performance period.

     The final LTPCP performance period concluded during the six months ended June 30, 2007. Final Opportunity Awards in the amount of 618,375 shares of MetLife, Inc.'s common stock and $16 million in cash were paid on April 18, 2007. No significant compensation expense related to LTPCP was recognized during the year ended December 31, 2008 and 2007. Compensation expense of $12 million related to LTPCP Opportunity Awards was allocated to the Company for the year ended December 31, 2006.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life Insurance Company and each of its U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was ($338) million, $2.1 billion and $1.0 billion for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $11.6 billion and $13.0 billion at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a cash dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the year ended December 31, 2008, Metropolitan Life Insurance Company distributed shares of RGA stock to MetLife, Inc. as an in-kind extraordinary dividend of $1,318 million. During the year ended December 31, 2007, Metropolitan Life Insurance Company paid to MetLife, Inc. $500 million in ordinary dividends. The maximum amount of dividends which Metropolitan Life Insurance Company may pay to MetLife, Inc. in 2009 without prior regulatory approval is $552 million.

     Stockholder dividends or other distributions proposed to be paid by New England Life Insurance Company ("NELICO") to its parent, Metropolitan Life Insurance Company, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the end of the immediately preceding calendar year or (ii) NELICO's statutory net gains from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. During the year ended December 31, 2008, NELICO paid a common stockholder dividend of $94 million. During the year ended December 31, 2007, NELICO did not pay any common stockholder dividends. The maximum amount of the dividend which NELICO may pay to Metropolitan Life Insurance Company in 2009 without prior regulatory approval is $19 million.

     For the years ended December 31, 2008, 2007 and 2006, Metropolitan Life Insurance Company received dividends from subsidiaries of $48 million, $60 million and $34 million, respectively.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                     YEARS ENDED DECEMBER 31,
                                                ---------------------------------
                                                   2008        2007        2006
                                                ---------   ---------   ---------
                                                          (IN MILLIONS)
Holding gains (losses) on investments arising
  during the year.............................   $(18,165)    $(499)      $(926)
Income tax effect of holding gains (losses)...      6,273        221        324
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current year income...................      1,214      (173)        403
  Amortization of premiums and accretion of
     discounts associated with investments....       (504)     (493)       (443)
Income tax effect.............................       (245)       293         14
Allocation of holding losses on investments
  relating to other policyholder amounts......      3,592        532        792
Income tax effect of allocation of holding
  losses to other policyholder amounts........     (1,231)     (235)       (277)
Unrealized investment loss on dividend of
  interests in subsidiary.....................         69         --         --
Deferred income tax on unrealized investment
  loss on dividend of interests in
  subsidiary..................................        (46)        --         --
                                                 --------   ---------   ---------
Net unrealized investment gains (losses), net
  of income tax...............................     (9,043)     (354)       (113)
Foreign currency translation adjustment.......       (140)       139          7
Minimum pension liability adjustment, net of
  income tax..................................         --         --        (18)
Defined benefit plan adjustment, net of income
  tax.........................................     (1,153)       524         --
                                                 --------   ---------   ---------
Other comprehensive income (loss).............   $(10,336)    $  309      $(124)
                                                 ========   =========   =========


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

16.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Compensation........................................  $2,616   $2,693   $2,661
Commissions.........................................     914      827      790
Interest and debt issue costs.......................     226      289      244
Interest costs related to funds withheld on ceded
  reinsurance.......................................     911       --       --
Amortization of DAC and VOBA........................   1,081      643      583
Capitalization of DAC...............................    (901)    (886)    (936)
Rent, net of sublease income........................     363      282      259
Minority interest...................................       4       85       14
Insurance tax.......................................     289      297      305
Other...............................................   1,079      897    1,176
                                                      ------   ------   ------
  Total other expenses..............................  $6,582   $5,127   $5,096
                                                      ======   ======   ======



  Amortization and Capitalization of DAC and VOBA

     See Note 5 for deferred acquisition costs by segment and a rollforward of deferred acquisition costs including impacts of amortization and capitalization. See also Note 9 for a description of the DAC amortization impact associated with the closed block.

  Interest and Debt Issue Costs

     See Notes 10 and 11 for attribution of interest expense by debt issuance.

  Lease Impairments

     See Note 13 for description of lease impairments included within other expenses.

  Affiliated Expenses

     See Notes 8 and 20 for description of affiliated expenses included within other expenses.

  Restructuring Charges

     MetLife Inc. has initiated an enterprise-wide cost reduction and revenue enhancement initiative. This initiative is focused on reducing complexity, leveraging scale, increasing productivity, and improving the effectiveness of MetLife Inc.'s and its subsidiaries' operations, as well as providing a foundation for future growth. During the third quarter of 2008, overall severance related restructuring charge of $58 million associated with the termination of certain employees was allocated to the Company in connection with this enterprise-wide initiative. During the fourth quarter of 2008, further severance related restructuring costs of $9 million offset by a $6 million reduction to its third quarter restructuring charge attributable to lower than anticipated costs for variable incentive compensation and for employees whose severance status changed was allocated to the Company. Total restructuring charges incurred in connection with this enterprise-wide initiative during the year ended December 31, 2008 were $61 million and were reflected within Corporate & Other. Estimated restructuring costs may change as management

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


continues to execute its restructuring plans. Restructuring charges associated with this enterprise-wide initiative were as follows:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2008
                                                            -----------------
                                                              (IN MILLIONS)
Balance as of beginning of the period.....................         $--
     Severance charges....................................          67
     Change in severance charge estimates.................          (6)
                                                                   ---
Balance as of end of the period...........................         $61
                                                                   ===
Total restructuring charges incurred......................         $61
                                                                   ===



     Management anticipates further restructuring charges including severance, lease and asset impairments will be incurred during the years ended December 31, 2009 and 2010. However, such restructuring plans are not sufficiently developed to enable MetLife Inc. to make an estimate of such restructuring charges at December 31, 2008.

17.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of individual insurance, employee benefits and financial services with operations throughout the United States. Subsequent to the disposition of RGA and the elimination of the Reinsurance segment as described in Notes 2 and 18, the Company's business is divided into two operating segments: Institutional and Individual, as well as Corporate & Other. These segments are managed separately because they provide different products and services, require different strategies and have different technology requirements.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, as well as interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues and certain reinsurance agreements with affiliates. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. The operations of RGA are also reported in Corporate & Other as discontinued operations. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See Note 18 for disclosures regarding discontinued operations, including real estate.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2008, 2007 and 2006. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                             CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2008              INSTITUTIONAL  INDIVIDUAL     OTHER       TOTAL
------------------------------------              -------------  ----------  -----------  --------
                                                                    (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums........................................     $ 14,351     $  4,083     $    10    $ 18,444
Universal life and investment-type product
  policy fees...................................          844        1,441          --       2,285
Net investment income...........................        6,189        5,047        (114)     11,122
Other revenues..................................          764          152         966       1,882
Net investment gains (losses)...................          643          634       2,195       3,472
                                                     --------     --------     -------    --------
     Total revenues.............................       22,791       11,357       3,057      37,205
                                                     --------     --------     -------    --------
EXPENSES
Policyholder benefits and claims................       15,537        5,147          15      20,699
Interest credited to policyholder account
  balances......................................        2,136        1,038           7       3,181
Policyholder dividends..........................           --        1,709           7       1,716
Other expenses..................................        2,306        2,737       1,539       6,582
                                                     --------     --------     -------    --------
  Total expenses................................       19,979       10,631       1,568      32,178
                                                     --------     --------     -------    --------
Income from continuing operations before
  provision for income tax......................        2,812          726       1,489       5,027
Provision for income tax........................          968          233         450       1,651
                                                     --------     --------     -------    --------
Income from continuing operations...............        1,844          493       1,039       3,376
Income (loss) from discontinued operations, net
  of income tax.................................            3            4        (296)       (289)
                                                     --------     --------     -------    --------
Net income......................................     $  1,847     $    497     $   743    $  3,087
                                                     ========     ========     =======    ========
BALANCE SHEET:
Total assets....................................     $166,594     $132,527     $35,098    $334,219
DAC and VOBA....................................     $  1,005     $  9,861     $     5    $ 10,871
Separate account assets.........................     $ 45,514     $ 26,745     $    --    $ 72,259
Policyholder liabilities........................     $109,199     $ 88,050     $   748    $197,997
Separate account liabilities....................     $ 45,514     $ 26,745     $    --    $ 72,259

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                           CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2007          INSTITUTIONAL   INDIVIDUAL      OTHER        TOTAL
------------------------------------          -------------   ----------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums....................................     $ 12,358      $  4,073      $     4     $ 16,435
Universal life and investment-type product
  policy fees...............................          763         1,483           --        2,246
Net investment income.......................        6,664         5,552          366       12,582
Other revenues..............................          712           152           70          934
Net investment gains (losses)...............         (269)          (81)          63         (287)
                                                 --------      --------      -------     --------
     Total revenues.........................       20,228        11,179          503       31,910
                                                 --------      --------      -------     --------
EXPENSES
Policyholder benefits and claims............       13,332         4,924           19       18,275
Interest credited to policyholder account
  balances..................................        2,451         1,064           --        3,515
Policyholder dividends......................           --         1,685            2        1,687
Other expenses..............................        2,391         2,290          446        5,127
                                                 --------      --------      -------     --------
  Total expenses............................       18,174         9,963          467       28,604
                                                 --------      --------      -------     --------
Income from continuing operations before
  provision (benefit) for income tax........        2,054         1,216           36        3,306
Provision (benefit) for income tax..........          699           431          (76)       1,054
                                                 --------      --------      -------     --------
Income from continuing operations...........        1,355           785          112        2,252
Income from discontinued operations, net of
  income tax................................           10            --          170          180
                                                 --------      --------      -------     --------
Net income..................................     $  1,365      $    785      $   282     $  2,432
                                                 ========      ========      =======     ========
BALANCE SHEET:
Total assets................................     $170,540      $167,257      $36,580     $374,377
DAC and VOBA................................     $    907      $  7,715      $     6     $  8,628
Separate account assets.....................     $ 49,577      $ 40,143      $   (17)    $ 89,703
Policyholder liabilities....................     $ 95,499      $ 86,065      $   506     $182,070
Separate account liabilities................     $ 49,577      $ 40,143      $   (17)    $ 89,703

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                            CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006           INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------------------           -------------   ----------   -----------   -------
                                                                  (IN MILLIONS)
STATEMENT OF INCOME:
REVENUES
Premiums.....................................     $11,801        $ 4,129       $   6      $15,936
Universal life and investment-type product
  policy fees................................         750          1,433          --        2,183
Net investment income........................       5,810          5,480         228       11,518
Other revenues...............................         677            114          42          833
Net investment gains (losses)................        (348)          (394)        (92)        (834)
                                                  -------        -------    -----------   -------
     Total revenues..........................      18,690         10,762         184       29,636
                                                  -------        -------    -----------   -------
EXPENSES
Policyholder benefits and claims.............      12,918          4,712          17       17,647
Interest credited to policyholder account
  balances...................................       1,944          1,049          --        2,993
Policyholder dividends.......................          --          1,669           2        1,671
Other expenses...............................       2,483          2,213         400        5,096
                                                  -------        -------    -----------   -------
  Total expenses.............................      17,345          9,643         419       27,407
                                                  -------        -------    -----------   -------
Income (loss) from continuing operations
  before provision (benefit) for income tax..       1,345          1,119        (235)       2,229
Provision (benefit) for income tax...........         443            400        (286)         557
                                                  -------        -------    -----------   -------
Income from continuing operations............         902            719          51        1,672
Income from discontinued operations, net of
  income tax.................................          45             19         190          254
                                                  -------        -------    -----------   -------
Net income...................................     $   947        $   738       $ 241      $ 1,926
                                                  =======        =======    ===========   =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2008, 2007 and 2006. Substantially all of the Company's revenues originated in the United States.

18.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or estimated fair value less expected disposition costs.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                         2008      2007      2006
                                                         ----      ----      ----
                                                               (IN MILLIONS)
Investment income......................................   $ 6       $16      $ 35
Investment expense.....................................    (3)       (6)      (16)
Net investment gains (losses)..........................     8         7        91
                                                          ---       ---      ----
  Total revenues.......................................    11        17       110
Provision for income tax...............................     4         8        38
                                                          ---       ---      ----
Income from discontinued operations, net of income
  tax..................................................   $ 7       $ 9      $ 72
                                                          ===       ===      ====



     The carrying value of real estate related to discontinued operations was $1 million and $39 million at December 31, 2008 and 2007, respectively.

     The following table presents the discontinued real estate operations by segment:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Net investment income
  Institutional.......................................   $ 4       $ 8       $15
  Individual..........................................    (1)       --         4
  Corporate & Other...................................    --         2        --
                                                         ---       ---       ---
     Total net investment income......................   $ 3       $10       $19
                                                         ===       ===       ===
Net investment gains (losses)
  Institutional.......................................   $ 2       $ 7       $58
  Individual..........................................     6        --        23
  Corporate & Other...................................    --        --        10
                                                         ---       ---       ---
     Total net investment gains (losses)..............   $ 8       $ 7       $91
                                                         ===       ===       ===



  OPERATIONS

     As more fully described in Note 2, on September 12, 2008, MetLife, Inc. completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, GALIC dividended to Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dividended to MetLife, Inc. substantially all of its interests in RGA. As a result of the dividend of interests in RGA, the Reinsurance segment was eliminated. (See also Note 17). RGA's assets and liabilities were reclassified to assets and liabilities of subsidiaries held-for-sale and its operating results were reclassified to discontinued operations for all periods presented. Interest on economic capital associated with the Reinsurance segment has been reclassified to the continuing operations of Corporate & Other.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables present the amounts related to the operations and financial position of RGA that have been reflected as discontinued operations in the consolidated statements of income:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Premiums............................................  $3,535   $4,910   $4,348
Net investment income...............................     597      908      781
Other revenues......................................      69       77       66
Net investment gains (losses).......................    (249)    (177)       7
                                                      ------   ------   ------
  Total revenues....................................   3,952    5,718    5,202
                                                      ------   ------   ------
Policyholder benefits and claims....................   2,989    3,989    3,490
Interest credited to policyholder account balances..     108      262      254
Other expenses......................................     699    1,226    1,227
                                                      ------   ------   ------
  Total expenses....................................   3,796    5,477    4,971
                                                      ------   ------   ------
Income before provision for income tax..............     156      241      231
Provision for income tax............................      53       84       81
                                                      ------   ------   ------
Income from discontinued operations, net of income
  tax...............................................     103      157      150
Loss in connection with the dividend of interests in
  subsidiary, net of income tax.....................    (398)      --       --
                                                      ------   ------   ------
Income (loss) from discontinued operations, net of
  income tax........................................  $ (295)  $  157   $  150
                                                      ======   ======   ======


                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2007
                                                            -----------------
                                                              (IN MILLIONS)
Fixed maturity securities.................................       $ 9,398
Equity securities.........................................           137
Mortgage and consumer loans...............................           832
Policy loans..............................................         1,059
Short-term investments....................................            75
Other invested assets.....................................         4,897
                                                                 -------
  Total investments.......................................        16,398
Cash and cash equivalents.................................           404
Accrued investment income.................................            78
Premiums and other receivables............................         1,440
Deferred policy acquisition costs and VOBA................         3,513
Goodwill..................................................            96
Other assets..............................................            91
Separate account assets...................................            17
                                                                 -------
  Total assets held-for-sale..............................       $22,037
                                                                 =======
Future policy benefits....................................       $ 6,159
Policyholder account balances.............................         6,657
Other policyholder funds..................................         2,297
Long-term debt............................................           528
Collateral financing arrangements.........................           850
Junior subordinated debt securities.......................           399
Shares subject to mandatory redemption....................           159
Current income tax payable................................            33
Deferred income tax liability.............................           941
Other liabilities.........................................         1,918
Separate account liabilities..............................            17
                                                                 -------
  Total liabilities held-for-sale.........................       $19,958
                                                                 =======



     The operations of RGA include direct policies and reinsurance agreements with Metropolitan Life Insurance Company and some of its subsidiaries. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these transactions, including ceded amounts that reduced premiums and fees by $117 million, $185 million and $183 million and ceded amounts that reduced policyholder benefits and claims by $90 million, $185 million and $147 million for the years ended December 31, 2008, 2007 and 2006, respectively, that have not been eliminated as these transactions are expected to continue after the RGA disposition. Related amounts included in the Company's consolidated balance sheets include assets totaling $739 million, and liabilities totaling $463 million at December 31, 2007.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. The Company reported the operations of SSRM in discontinued operations. Under the terms of the sale agreement, the Company had an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price was also subject to reduction over five years, depending on retention of certain Company-related business. In the second quarter of 2008, the Company paid $3 million, net of income tax, of which $2 million was accrued in the fourth quarter of 2007, related to the termination of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received a payment of $30 million, net of income tax, in the second quarter of 2006 due to the retention of these specific customer accounts. In the first quarter of 2007, the Company received a payment of $16 million, net of income tax, as a result of the revenue retention and growth measure provision in the sales agreement. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

     The following table presents the amounts related to operations of SSRM that have been reflected as discontinued operations in the consolidated statements of income:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2008      2007      2006
                                                          ----      ----      ----
                                                                (IN MILLIONS)
Revenues.............................................      $--       $--       $--
Expenses.............................................       --        --        --
                                                           ---       ---       ---
Income from discontinued operations before provision
  for income tax.....................................       --        --        --
Provision for income tax.............................       --        --        --
Net investment gain (loss), net of income tax........       (1)       14        32
                                                           ---       ---       ---
Income from discontinued operations, net of income
  tax................................................      $(1)      $14       $32
                                                           ===       ===       ===



19.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $152,266    $152,266
  Equity securities.............................             $  4,167    $  4,167
  Trading securities............................             $    457    $    457
  Mortgage and consumer loans...................             $ 39,180    $ 39,720
  Policy loans..................................             $  7,677    $  7,677
  Short-term investments........................             $    603    $    603
  Cash and cash equivalents.....................             $  1,927    $  1,927
  Accrued investment income.....................             $  2,451    $  2,451
  Assets of subsidiaries held-for-sale..........             $ 11,983    $ 11,992
Liabilities:
  Policyholder account balances.................             $ 70,586    $ 70,913
  Short-term debt...............................             $    357    $    357
  Long-term debt................................             $  2,687    $  2,763
  Payables for collateral under securities
     loaned and other transactions..............             $ 28,952    $ 28,952
  Liabilities of subsidiaries held-for-sale.....             $  6,915    $  6,044
Commitments: (1)
  Mortgage loan commitments.....................   $3,272    $     --    $    (32)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $  667    $     --    $    (25)


--------

   (1) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage and Consumer Loans, Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, bridge loans, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Short-term and Long-term Debt -- The estimated fair values of short-term and long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Assets and Liabilities of Subsidiaries Held-For-Sale -- The carrying values of assets and liabilities of subsidiaries held-for-sale reflect those assets and liabilities which were previously determined to be financial instruments and which were reflected in other financial statement captions in the table above in previous periods but have been reclassified to this caption to reflect the discontinued nature of the operations. The estimated fair value of the assets and liabilities of subsidiaries held-for-sale have been determined on a basis consistent with similar instruments as described herein.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                  NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                  AMOUNT      VALUE    FAIR VALUE
-----------------                                 --------   --------   ----------
                                                            (IN MILLIONS)
Assets:
  Fixed maturity securities.....................             $122,229    $122,229
  Equity securities.............................             $  2,298    $  2,298
  Trading securities............................             $    277    $    277
  Mortgage and consumer loans, net..............             $ 42,105    $ 41,110
  Policy loans..................................             $  7,881    $  9,675
  Real estate joint ventures (1)................             $     67    $     75
  Other limited partnership interests (1).......             $  1,697    $  2,008
  Short-term investments........................             $  7,598    $  7,598
  Other invested assets: (1)
     Derivative assets..........................   $71,514   $  6,646    $  6,646
     Other......................................             $    875    $    691
  Cash and cash equivalents.....................             $ 10,279    $ 10,279
  Accrued investment income.....................             $  2,079    $  2,079
  Premiums and other receivables (1)............             $ 17,856    $ 18,088
  Separate account assets.......................             $ 72,259    $ 72,259
  Net embedded derivatives within asset host
     contracts (2)..............................             $    797    $    797
Liabilities:
  Policyholder account balances (1).............             $ 70,799    $ 66,232
  Short-term debt...............................             $    414    $    414
  Long-term debt (1)............................             $  2,684    $  1,995
  Payables for collateral under securities
     loaned and other transactions..............             $ 18,649    $ 18,649
  Other liabilities: (1)
     Derivative liabilities.....................   $35,219   $  2,521    $  2,521
     Trading liabilities........................             $     57    $     57
     Other......................................             $ 16,163    $ 16,163
  Separate account liabilities (1)..............             $ 26,214    $ 26,214
  Net embedded derivatives within liability host
     contracts (2)..............................             $   (988)   $   (988)
Commitments: (3)
  Mortgage loan commitments.....................   $ 2,191   $     --    $   (114)
  Commitments to fund bank credit facilities,
     bridge loans and private corporate bond
     investments................................   $   611   $     --    $      4


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($72) million.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities, Equity Securities and Trading Securities -- When available, the estimated fair value of the Company's fixed maturity, equity and trading securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage and Consumer Loans -- The Company originates mortgage and consumer loans principally for investment purposes. These loans are primarily carried at amortized cost within the consolidated financial statements. The fair value for mortgage and consumer loans is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk. Certain mortgage and consumer loans have been impaired to their estimated fair value which is determined using independent broker quotations or, when the loan is in foreclosure or otherwise determined to be collateral dependent, the fair value of the underlying collateral estimated using internal models.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheet represents investments in real estate or real estate joint ventures and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, leveraged leases, investments in tax credit partnerships, joint venture investments, loans to affiliates and funds withheld at interest. Leveraged leases, investments in tax credit partnerships and joint venture investments, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     For funds withheld at interest, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

     The estimated fair value of loans to affiliates is determined by discounting expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

     Cash and Cash Equivalents -- Due to the short term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair values approximate their carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Other Assets -- Other assets in the consolidated balance sheet is principally comprised of prepaid expenses, amounts held under corporate owned life insurance, fixed assets, capitalized software, deferred sales inducements, VODA and VOCRA, all of which are not considered financial instruments subject to disclosure.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported net assets values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include guaranteed interest contracts, certain funding arrangements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's debt as well as its claims paying ability.

     Short-term and Long-term Debt -- The estimated fair value for short-term debt approximates carrying value due to the short-term nature of these obligations. The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     The carrying value of long-term debt presented in the table above differs from the amounts presented in the consolidated balance sheet as it does not include capital leases which are not required to be disclosed at estimated fair value.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of funds withheld at interest related to certain ceded reinsurance; embedded derivatives within these funds withheld at interest related to certain ceded reinsurance; freestanding derivatives with negative estimated fair values; securities trading liabilities; tax and litigation contingency liabilities; obligations for employee-related benefits; interest due on the Company's debt obligations and on cash collateral held in relation to securities lending; interest and dividends payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance are included in this caption in the consolidated financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     The remaining other amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of securities trading liabilities; interest and dividends payable; amounts due for securities purchased but not yet settled; and amounts payable under certain ceded reinsurance contracts recognized using the deposit method of accounting. The Company evaluates the

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance; funding arrangements related to institutional group life contracts; and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders, certain affiliated ceded reinsurance contracts related to such variable annuity riders, certain guaranteed interest contracts with equity or bond indexed crediting rates and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's debt as well as its claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain guaranteed interest contracts is determined using market standard swap valuation models and observable market inputs, including an adjustment for the Company's own credit that takes into consideration publicly available information relating to the Company's debt as well as its claims paying ability. The estimated fair value of these embedded derivatives are included, along with their guaranteed interest contract host, within policyholder account balances with changes in estimated fair value recorded in net investment gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded derivatives within funds withheld at interest liabilities related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in "Fixed Maturity Securities, Equity Securities and Trading Securities" and "Short-term Investments." The fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the consolidated financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans, and Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund bank credit facilities, bridge loans and private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                    DECEMBER 31, 2008
                                           ------------------------------------------------------------------
                                              FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                           -----------------------------------------------------
                                            QUOTED PRICES IN
                                           ACTIVE MARKETS FOR                        SIGNIFICANT
                                            IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                             AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                                (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                           ------------------   -----------------   ------------   ----------
                                                                      (IN MILLIONS)
ASSETS
  Fixed maturity securities:
  U.S. corporate securities..............        $    --             $ 38,663          $ 5,089      $ 43,752
  Residential mortgage-backed
     securities..........................             --               22,680              373        23,053
  Foreign corporate securities...........             --               16,857            3,367        20,224
  U.S. Treasury/agency securities........          7,427                8,461               48        15,936
  Commercial mortgage-backed securities..             --                8,939              138         9,077
  Asset-backed securities................             --                4,824            1,487         6,311
  Foreign government securities..........             --                2,573              202         2,775
  State and political subdivision
     securities..........................             --                1,025               76         1,101
                                                 -------             --------          -------      --------
     Total fixed maturity securities.....          7,427              104,022           10,780       122,229
                                                 -------             --------          -------      --------
Equity securities:
  Common stock...........................            238                  994               59         1,291
  Non-redeemable preferred stock.........             --                   89              918         1,007
                                                 -------             --------          -------      --------
     Total equity securities.............            238                1,083              977         2,298
                                                 -------             --------          -------      --------
  Trading securities.....................             --                  161              116           277
  Short-term investments (1).............          6,812                  695               75         7,582
  Derivative assets (2)..................              2                6,505              139         6,646
  Net embedded derivatives within asset
     host contracts (3)..................             --                   --              797           797
  Separate account assets (4)............         39,767               31,006            1,486        72,259
                                                 -------             --------          -------      --------
     Total assets........................        $54,246             $143,472          $14,370      $212,088
                                                 =======             ========          =======      ========
LIABILITIES
  Derivative liabilities (2).............        $    58             $  2,305          $   158      $  2,521
  Net embedded derivatives within
     liability host contracts (3)........             --                  (83)            (905)         (988)
  Trading liabilities (5)................             57                   --               --            57
                                                 -------             --------          -------      --------
     Total liabilities...................        $   115             $  2,222          $  (747)     $  1,590
                                                 =======             ========          =======      ========



--------

   (1) Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheet because certain short-term investments are not measured at estimated fair value (e.g., time deposits, money market funds, etc.).

   (2) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following tables.

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($72) million.

   (4) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

   (5) Trading liabilities are presented within other liabilities.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities, exchange-traded common stock and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded equity and interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, foreign government securities and state and political subdivision securities. Equity securities classified as Level 2 securities consist principally of non-redeemable preferred stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments and trading securities included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded futures included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level. Embedded derivatives classified within this level include embedded equity derivatives contained in certain guaranteed interest contracts.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; commercial mortgage-backed securities; asset backed securities -- including all of those supported by sub-prime mortgage loans; foreign government; U.S. Treasury and agency; and state and political subdivision securities. Equity securities classified as Level 3 securities consist principally of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Short-term investments and trading securities included within Level 3 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives this category includes: financial forwards including swap spread locks with maturities which extend beyond

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


             observable periods; equity variance swaps with unobservable volatility inputs or that are priced via independent broker quotations; foreign currency swaps which are cancelable and priced through independent broker quotations; interest rate swaps with maturities which extend beyond the observable portion of the yield curve; credit default swaps based upon baskets of credits having unobservable credit correlations as well as credit default swaps with maturities which extend beyond the observable portion of the credit curves and credit default swaps priced through independent broker quotes; equity options with unobservable volatility inputs; and interest rate floors referencing unobservable yield curves and/or which include liquidity and volatility adjustments. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans, and other limited partnership interests. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates; as well as embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              -----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                     OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                 COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2, 3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- --------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............    $15,066        $--      $15,066       $ (674)       $(3,763)        $(530)          $681       $10,780
Equity securities........      1,527         --        1,527         (128)          (346)          (54)           (22)          977
Trading securities.......        174         --          174          (26)            --           (32)            --           116
Short-term investments...        149         --          149           (2)            --           (72)            --            75
Net derivatives (6)......        134         (1)         133          (60)            --           (92)            --           (19)
Separate account assets
  (7)....................      1,170         --        1,170          (86)            --           (22)           424         1,486
Net embedded derivatives
  (8)....................         25         30           55        1,631             --            16             --         1,702


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $29 million increase to net assets. Such amount was also impacted by a decrease to DAC of $9 million. The impact of adoption of SFAS 157 on RGA -- not reflected in the table above as a result of the reflection of RGA in discontinued operations -- was a net increase of $2 million (i.e., a decrease in Level 3 net embedded derivative liabilities of $17 million offset by a DAC decrease of $15 million) for a total impact of $22 million on Level 3 assets and liabilities. This impact of $22 million along with a $9 million reduction in the estimated fair value of Level 2 freestanding derivatives, results in a total net impact of adoption of SFAS 157 of $13 million as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (9) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                        TOTAL GAINS AND LOSSES
                                                 ------------------------------------
                                                           CLASSIFICATION OF
                                                  REALIZED/UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN EARNINGS
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  9          $ (683)      $ (674)
Equity securities..............................       --            (128)        (128)
Trading securities.............................      (26)             --          (26)
Short-term investments.........................        1              (3)          (2)
Net derivatives................................       --             (60)         (60)
Net embedded derivatives.......................       --           1,631        1,631


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                 CHANGES IN UNREALIZED GAINS (LOSSES)
                                                  RELATING TO ASSETS AND LIABILITIES
                                                       HELD AT DECEMBER 31, 2008
                                                 ------------------------------------
                                                     NET            NET
                                                 INVESTMENT     INVESTMENT
                                                   INCOME     GAINS (LOSSES)    TOTAL
                                                 ----------   --------------   ------
                                                             (IN MILLIONS)
Fixed maturity securities......................     $  5          $ (466)      $ (461)
Equity securities..............................       --            (114)        (114)
Trading securities.............................      (18)             --          (18)
Net derivatives................................       --             (93)         (93)
Net embedded derivatives.......................       --           1,632        1,632


  NON-RECURRING FAIR VALUE MEASUREMENTS

     At December 31, 2008, the Company held $204 million in mortgage loans which are carried at estimated fair value based on independent broker quotations or, if the loans were in foreclosure or are otherwise determined to be collateral dependent, on the value of the underlying collateral of which $188 million was related to impaired mortgage loans held-for-investment and $16 million to certain mortgage loans held-for-sale. These impaired

                       METROPOLITAN LIFE INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


mortgage loans were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such impaired mortgage loans are net impairments of $56 million for the year ended December 31, 2008.

     At December 31, 2008, the Company held $131 million in cost basis other limited partnership interests which were impaired during the year ended December 31, 2008 based on the underlying limited partnership financial statements. These other limited partnership interests were recorded at estimated fair value and represent a nonrecurring fair value measurement. The estimated fair value was categorized as Level 3. Included within net investment gains (losses) for such other limited partnerships are impairments of $99 million for the year ended December 31, 2008.

20.  RELATED PARTY TRANSACTIONS

     The Company entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife Inc., under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $2.2 billion, $2.0 billion and $1.9 billion, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include distribution services and administrative functions. Expenses incurred by the Company related to these agreements were $667 million, $574 million and $34 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into agreements with affiliates to provide additional services necessary to conduct their activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements were $815 million, $791 million and $657 million for the years ended December 31, 2008, 2007 and 2006, respectively, and were reimbursed to the Company by these affiliates. Revenues received from affiliates related to these agreements and recorded in other revenues was $17 million for both years ended December 31, 2008 and 2007. There was no revenue received from affiliates related to these agreements for the year ended December 31, 2006. Revenues received from affiliates related to these agreements and recorded in universal life and investment-type product policy fees was $16 million, $16 million and $17 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $229 million and $116 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note
8. See Notes 3, 7 and 10 for discussion of additional related party transactions.

                      Metropolitan Life Separate Account UL

PART C: OTHER INFORMATION

ITEM 26 EXHIBITS

        (a)         Resolution of the Board of Directors of Metropolitan Life
                    effecting the establishment of Metropolitan Life Separate
                    Account UL 2
        (b)         None
        (c) (i)     Form of Broker Agreement 2
            (ii)    Schedule of Sales Commissions 1
            (iii)   Forms of Selling Agreement 9
            (iv)    Form of Retail Sales Agreement 13


            (v)     Principal Underwriting Agreement with MLIDC 16


        (d) (i)     Variable Additional Insurance Rider 4
            (ii)    L98 fixed benefit Life Insurance Policy 3
            (iii)   Form of Variable Additional Benefit Rider 5
        (e)         Applications (see (d)(i), (d) (ii) and (d)(iii) above)
        (f) (i)     Restated Charter and By-Laws of Metropolitan Life 6
            (ii)    Amended Restated Charter and By-Laws of Metropolitan Life 8


            (iii)   Amended and Restated By-Laws of Metropolitan Life 16

        (g)         None
        (h) (i) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC and Metropolitan Life Insurance Company (8/31/07) 15


        (i)         None
        (j)         None
        (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered 10

        (l)         Actuarial Opinion 17
        (m)         Calculation Exhibit 17

        (n)         Consent of Independent Registered Public Accounting Firm
        (o)         None
        (p)         None
        (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 2
            (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 14
        (r)         Powers of Attorney

1 Incorporated by reference from "Sales and Administration of the Policies" in the Prospectus included herein and "Distribution of the Policies That Include the Equity Options" in the Statement of Additional Information included herein.

2 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed on April 30, 1997.

3 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-40161) filed on November 13, 1997.

4 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-40161) as filed on April 20, 1998.

5 Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-40161) filed on April 13, 1999.

6 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-40161) filed on April 6, 2000.

7 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration

     Statement on Form S-6 (File No. 033-40161) filed on April 10, 2001.

8 Incorporated herein by reference to the Registration Statement of MetLife Separate Account E on Form N-4 (File No. 333-83716) filed on March 5, 2002.

9 Incorporated herein by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 (File No. 033-47927) filed on April 30, 2004.

10 Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-40161) filed on April 30, 2004.

11 Incorporated herein by reference to the Registration Statement of MetLife Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.

12 Incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-131664) filed February 8, 2006.

13 Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-47927) filed on April 25, 2006.

14 Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 (File No. 333-47927) filed on April 18, 2007.


15 Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed September 10, 2007.

16 Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.


17 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6 (File No. 333-40161) filed April 18, 2008.


ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR


Name and Principal Business Address                    Position and Offices with Depositor
----------------------------------------------------   ------------------------------------------
C. Robert Henrikson                                    Chairman of the Board, President and Chief
MetLife, Inc and Metropolitan Life Insurance Company   Executive Officer
1095 Avenue of the
Americas
New York, NY 10036

Sylvia Mathews Burwell                                 Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1551 Eastlake Avenue East
Seattle, WA 98102

Eduardo Castro-Wright                                  Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AK 72716

Burton A. Dole, Jr.                                    Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
Pauma Valley Drive
Pauma Valley, CA 92061

Name and Principal Business Address                    Position and Offices with Depositor
----------------------------------------------------   ------------------------------------------
Cheryl W. Grise                                        Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

R. Glenn Hubbard                                       Director
Dean and Russell L. Carson Professor of Finance and
Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                          Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

James M. Kilts                                         Director
Partner
Centerview Partners Management, LLC
16 School Street
Rye, NY 10580

Hugh B. Price                                          Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.

Name and Principal Business Address                    Position and Offices with Depositor
----------------------------------------------------   ------------------------------------------
Washington, DC 20036

David Satcher                                          Director
Director of Satcher Health Leadership Institute and
Center of Excellence on Health
Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                                   Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                                 Director
Retired Chairman of the Board and Chief Executive
Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                           Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017

Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, NY 10066.


Name                       Position with MetLife
------------------------   -----------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive
                           Officer
Gwenn L. Carr              Senior Vice President and Secretary
Steven A. Kandarian        Executive Vice President and Chief Investment Officer
James L. Lipscomb          Executive Vice President and General Counsel
Maria R. Morris            Executive Vice President, Technology and Operations
William J. Mullaney        President, Institutional Business
Joseph J. Prochaska, Jr.   Executive Vice President and Chief Accounting Officer
William J. Toppeta         President, International
Lisa Weber                 President, Individual Business
William J. Wheeler         Executive Vice President and Chief Financial Officer

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

          The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 29. INDEMNIFICATION

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife also maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The Directors and Officers of Metropolitan Life Insurance Company ("Metropolitan"), as well as certain other subsidiaries of MetLife, Inc., are covered under the Financial Institutions Bond as well as under the Directors' and Officers' Liability Policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS


          (a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:


Met Investors Series Trust, Metropolitan Series Fund, Inc., Metropolitan Life Separate Account E, MetLife Investors USA Separate Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty-Eight, General American Separate Account Twenty- Nine, General American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, MetLife of CT Separate Account Eleven for Variable Annuities,

MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account I and Metropolitan Life Variable Annuity Separate Account II, Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C, and Paragon Separate Account D.


     (b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


Name and Principal Business Address  Positions and Offices with Depositor
-----------------------------------  ------------------------------------------
Michael K. Farrell ***               Director
Elizabeth M. Forget **               Executive Vice President, Investment Fund
                                     Management & Marketing
Peter Gruppuso *****                 Vice President, Chief Financial Officer
Paul A. LaPiana *                    Executive Vice President, National Sales
                                     Manager-Life
Craig W. Markham *****               Director
Richard C. Pearson *                 Executive Vice President, General Counsel
                                     and Secretary
Paul A. Sylvester *                  President, National Sales Manager-Annuities
                                     & LTC
William J. Toppeta ****              Director


*    MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614
**   MetLife, 260 Madison Avenue, New York, NY 10016
*** MetLife, 10 Park Avenue, Morristown, NJ 07962

**** MetLife, 1095 Avenue of the Americas, New York, NY 10036

***** MetLife, 485-E US Highway 1 South, Iselin, NJ 08830

          (c) Compensation from the Registrant.

                                                  (3)
                           (2)          Compensation on Events
       (1)          Net Underwriting      Occasioning the             (4)
Name of Principal    Discounts and     Deduction of a Deferred     Brokerage           (5)
   Underwriter        Commissions             Sales Load         Commissions   Other Compensation
-----------------   ----------------   -----------------------   -----------   ------------------
MetLife Investors
Distribution            $16,500                   $0                  $0              $0


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

          The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
          200 Park Avenue
          New York, NY 10166

     (c)  MetLife Investors Distribution Company
          5 Park Plaza, Suite 1900
          Irvine, CA 92614

ITEM 32. MANAGEMENT SERVICES

          Not applicable

ITEM 33. FEE REPRESENTATION

     Metropolitan Life Insurance Company represents that the fees and charges deducted under the "Equity Options" riders described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the riders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 15th day of April, 2009.


                                        Metropolitan Life Separate Account UL

                                        By: Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                           -------------------------------------
                                            Paul G. Cellupica, Esq.
                                            Chief Counsel, Securities Regulation
                                            and Corporate Services

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 15th day of April, 2009.


                                        Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica, Esq.
                                            Chief Counsel, Securities Regulation
                                            and Corporate Services


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on April 15, 2009.



        SIGNATURE                        TITLE
------------------------   ---------------------------------


           *               Chairman, Chief Executive Officer
------------------------             and President
C. Robert Henrikson


           *
------------------------     Executive Vice President and
Joseph J. Prochaska, Jr.       Chief Accounting Officer


           *
------------------------
Sylvia Mathews Burwell                  Director


           *
------------------------
Eduardo Castro - Wright                 Director


           *
------------------------
Burton A. Dole, Jr.                     Director


           *
------------------------
Cheryl W. Grise                         Director


           *
------------------------
R. Glenn Hubbard                        Director


           *
------------------------
John M. Keane                           Director


           *
------------------------
James M. Kilts                          Director


           *
------------------------
Hugh B. Price                           Director

           *
------------------------
David Satcher                           Director


           *
------------------------
Kenton J. Sicchitano                    Director


           *
------------------------
William C. Steere, Jr.                  Director

          *
------------------------
Lulu C. Wang                            Director


           *                   Executive Vice President and
---------------------------     Chief Financial Officer
William J. Wheeler


By: /s/  Marie C. Swift
    -----------------------
    Marie C. Swift, Esq.
    Attorney - in - fact

* Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney filed herewith.

                                  Exhibit Index




(n)  Consent of Independent Registered Public Accounting Firm

(r)  Powers of Attorney